UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity ZERO® Large Cap Index Fund Fidelity ZERO® Large Cap Index Fund : FNILX

This semi-annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$11,939,065,338
Number of Holdings	511
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.6
Financials	14.5
Health Care	10.7
Consumer Discretionary	10.2
Communication Services	9.2
Industrials	8.5
Consumer Staples	6.0
Energy	3.2
Utilities	2.5
Real Estate	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
Netherlands - 0.1
Switzerland - 0.1
United Kingdom - 0.1
Canada - 0.0
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.7
Microsoft Corp	6.2
NVIDIA Corp	5.5
Amazon.com Inc	3.6
Meta Platforms Inc Class A	2.5
Berkshire Hathaway Inc Class B	2.1
Alphabet Inc Class A	1.9
Broadcom Inc	1.9
Tesla Inc	1.6
Alphabet Inc Class C	1.6
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915805.100    3231-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Japan Stock Index Fund Fidelity® SAI Japan Stock Index Fund : FSJPX

This semi-annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 6	0.12%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$684,074,623
Number of Holdings	186
Portfolio Turnover	7%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.0
Consumer Discretionary	18.3
Financials	15.8
Information Technology	12.8
Communication Services	8.2
Health Care	7.5
Consumer Staples	5.5
Materials	3.5
Real Estate	2.4
Utilities	1.0
Energy	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 98.7
United States - 1.3

TOP HOLDINGS (% of Fund's net assets)
Toyota Motor Corp	4.6
Sony Group Corp	4.2
Mitsubishi UFJ Financial Group Inc	3.8
Hitachi Ltd	2.9
Nintendo Co Ltd	2.3
Sumitomo Mitsui Financial Group Inc	2.3
Keyence Corp	2.1
Recruit Holdings Co Ltd	2.0
Tokio Marine Holdings Inc	1.8
Tokyo Electron Ltd	1.7
27.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915818.100    6418-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Canada Equity Index Fund Fidelity® SAI Canada Equity Index Fund : FSCJX

This semi-annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund	$ 7	0.14%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$5,404,561,554
Number of Holdings	86
Portfolio Turnover	2%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	37.1
Energy	16.5
Materials	12.1
Industrials	11.0
Information Technology	10.6
Consumer Staples	4.6
Consumer Discretionary	3.4
Utilities	3.0
Communication Services	1.0
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 96.4
Brazil - 1.7
United States - 0.9
Zambia - 0.4
Congo Democratic Republic Of - 0.3
Chile - 0.3

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	7.7
Shopify Inc Class A	5.2
Toronto Dominion Bank	5.1
Enbridge Inc	4.7
Brookfield Corp Class A	3.3
Constellation Software Inc/Canada	3.3
Bank of Montreal	3.2
Canadian Pacific Kansas City Ltd	3.1
Bank of Nova Scotia/The	2.8
Canadian Natural Resources Ltd	2.8
41.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916854.100    7628-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity ZERO® Extended Market Index Fund Fidelity ZERO® Extended Market Index Fund : FZIPX

This semi-annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,632,240,611
Number of Holdings	2,105
Portfolio Turnover	15%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.3
Financials	18.2
Health Care	12.2
Consumer Discretionary	12.0
Information Technology	11.9
Real Estate	7.0
Materials	5.1
Consumer Staples	4.5
Communication Services	3.6
Energy	3.3
Utilities	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
United Kingdom - 0.6
Puerto Rico - 0.3
Bermuda - 0.2
Sweden - 0.2
Thailand - 0.1
Switzerland - 0.1
Canada - 0.1
Belgium - 0.1

TOP HOLDINGS (% of Fund's net assets)
EMCOR Group Inc	0.4
Anglogold Ashanti Plc	0.4
Casey's General Stores Inc	0.4
Nutanix Inc Class A	0.4
Guidewire Software Inc	0.4
Rollins Inc	0.4
BJ's Wholesale Club Holdings Inc	0.4
Equitable Holdings Inc	0.4
Loews Corp	0.4
US Foods Holding Corp	0.4
4.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915804.100    3230-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International Small Cap Index Fund Fidelity® SAI International Small Cap Index Fund : FSISX

This semi-annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 5	0.10%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$808,263,262
Number of Holdings	2,023
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	13.4
Consumer Discretionary	12.7
Real Estate	11.5
Materials	9.4
Information Technology	8.2
Consumer Staples	5.9
Health Care	5.4
Communication Services	4.2
Energy	2.5
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 36.1
United Kingdom - 12.6
Australia - 9.7
Sweden - 5.3
Switzerland - 4.6
Germany - 4.2
France - 3.3
Italy - 3.1
Israel - 3.1
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
IHI Corp	0.5
Evolution Mining Ltd	0.4
Kawasaki Heavy Industries Ltd	0.4
Ryohin Keikaku Co Ltd	0.4
Belimo Holding AG	0.4
Weir Group PLC/The	0.4
BAWAG Group AG	0.3
PSP Swiss Property AG	0.3
Bankinter SA	0.3
Rightmove PLC	0.3
3.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915817.100    6417-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity ZERO® International Index Fund Fidelity ZERO® International Index Fund : FZILX

This semi-annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$5,251,461,925
Number of Holdings	2,193
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.3
Industrials	14.5
Information Technology	12.1
Consumer Discretionary	10.7
Health Care	7.7
Consumer Staples	6.8
Materials	5.9
Communication Services	5.6
Energy	3.9
Utilities	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.4
United States - 9.5
Canada - 7.4
United Kingdom - 7.3
China - 7.1
Germany - 6.0
France - 5.4
Taiwan - 5.0
Australia - 4.5
Others - 31.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.4
Tencent Holdings Ltd	1.3
SAP SE	1.1
Nestle SA	1.0
ASML Holding NV	1.0
Toyota Motor Corp	0.9
Alibaba Group Holding Ltd	0.8
Roche Holding AG	0.8
Novartis AG	0.8
Astrazeneca PLC	0.7
10.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915803.100    3228-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity ZERO® Total Market Index Fund Fidelity ZERO® Total Market Index Fund : FZROX

This semi-annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$24,578,833,962
Number of Holdings	2,614
Portfolio Turnover	1%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Financials	14.8
Health Care	10.9
Consumer Discretionary	10.4
Industrials	9.6
Communication Services	8.6
Consumer Staples	5.8
Energy	3.2
Real Estate	2.7
Utilities	2.5
Materials	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.4
United Kingdom - 0.1
Switzerland - 0.1
Netherlands - 0.1
Canada - 0.0
Puerto Rico - 0.0
Bailiwick Of Jersey - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.0
Microsoft Corp	5.6
NVIDIA Corp	5.1
Amazon.com Inc	3.2
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	1.9
Alphabet Inc Class A	1.8
Broadcom Inc	1.7
Tesla Inc	1.5
Alphabet Inc Class C	1.4
30.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915802.100    3227-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Global ex U.S. Low Volatility Index Fund Fidelity® SAI Global ex U.S. Low Volatility Index Fund : FSGJX

This semi-annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	$ 10	0.20%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,735,179,025
Number of Holdings	202
Portfolio Turnover	45%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Health Care	11.9
Communication Services	10.9
Consumer Staples	10.7
Industrials	10.2
Utilities	8.2
Consumer Discretionary	6.3
Information Technology	5.9
Real Estate	2.5
Energy	2.3
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.2
International Equity Funds - 3.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United States - 15.7
China - 11.9
Canada - 10.1
Taiwan - 9.2
United Kingdom - 6.2
Switzerland - 3.8
Saudi Arabia - 3.5
Hong Kong - 3.3
Others - 15.9

TOP HOLDINGS (% of Fund's net assets)
iShares MSCI India ETF	3.5
Roche Holding AG	2.3
Novartis AG	2.2
Astrazeneca PLC	2.2
Nestle SA	2.1
Intact Financial Corp	1.8
Novo Nordisk A/S Series B	1.7
SoftBank Corp	1.7
Koninklijke Ahold Delhaize NV	1.7
Dollarama Inc	1.7
20.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916856.100    7629-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series International Index Fund Fidelity® Series International Index Fund : FHLFX

This semi-annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$606,746,811
Number of Holdings	701
Portfolio Turnover	11%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	18.0
Health Care	11.7
Consumer Discretionary	10.1
Consumer Staples	8.5
Information Technology	8.0
Materials	5.5
Communication Services	5.1
Utilities	3.2
Energy	3.0
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
United States - 12.3
United Kingdom - 11.4
Germany - 10.1
France - 9.5
Australia - 6.6
Switzerland - 4.8
Netherlands - 3.9
Sweden - 3.1
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	1.8
Nestle SA	1.6
ASML Holding NV	1.5
Roche Holding AG	1.3
Novartis AG	1.2
Astrazeneca PLC	1.2
Novo Nordisk A/S Series B	1.2
HSBC Holdings PLC	1.2
Shell PLC	1.1
Toyota Motor Corp	1.0
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915801.100    3226-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Japan Stock Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Japan Stock Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
JAPAN - 98.7%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp	5,209,800	5,445,685
Entertainment - 3.3%
Capcom Co Ltd	60,400	1,748,466
Konami Group Corp	17,500	2,499,280
Nexon Co Ltd	58,800	922,553
Nintendo Co Ltd	192,500	15,981,351
Toho Co Ltd/Tokyo	19,500	1,113,285
		22,264,935
Interactive Media & Services - 0.3%
LY Corp	498,800	1,886,473
Media - 0.1%
Dentsu Group Inc	34,800	729,621
Wireless Telecommunication Services - 3.7%
KDDI Corp	535,000	9,482,139
SoftBank Corp	4,989,300	7,550,036
SoftBank Group Corp	166,600	8,424,905
		25,457,080
TOTAL COMMUNICATION SERVICES		55,783,794

Consumer Discretionary - 18.3%
Automobile Components - 1.7%
Aisin Corp	91,700	1,161,803
Bridgestone Corp	99,500	4,160,611
Denso Corp	329,900	4,259,648
Sumitomo Electric Industries Ltd	124,600	2,002,747
		11,584,809
Automobiles - 7.1%
Honda Motor Co Ltd	782,500	7,961,736
Isuzu Motors Ltd	98,200	1,320,637
Nissan Motor Co Ltd (b)	388,500	924,874
Subaru Corp	102,200	1,850,629
Suzuki Motor Corp	274,000	3,283,525
Toyota Motor Corp	1,652,300	31,557,971
Yamaha Motor Co Ltd	161,100	1,265,237
		48,164,609
Broadline Retail - 0.5%
Pan Pacific International Holdings Corp	66,400	2,048,007
Rakuten Group Inc (b)	262,800	1,549,556
		3,597,563
Hotels, Restaurants & Leisure - 0.7%
Oriental Land Co Ltd/Japan	188,300	3,988,099
Zensho Holdings Co Ltd	16,800	1,042,098
		5,030,197
Household Durables - 5.2%
Panasonic Holdings Corp	406,500	4,660,917
Sekisui House Ltd	104,000	2,390,981
Sony Group Corp	1,072,200	28,287,635
		35,339,533
Leisure Products - 0.8%
Bandai Namco Holdings Inc	103,600	3,600,364
Shimano Inc	13,200	1,859,687
		5,460,051
Specialty Retail - 1.9%
Fast Retailing Co Ltd	33,300	10,953,864
Nitori Holdings Co Ltd	14,000	1,665,787
ZOZO Inc	70,700	717,993
		13,337,644
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	112,540	2,418,941
TOTAL CONSUMER DISCRETIONARY		124,933,347

Consumer Staples - 5.5%
Beverages - 0.9%
Asahi Group Holdings Ltd	251,900	3,481,837
Kirin Holdings Co Ltd	135,500	2,049,665
Suntory Beverage & Food Ltd	24,200	844,241
		6,375,743
Consumer Staples Distribution & Retail - 1.7%
Aeon Co Ltd	114,000	3,371,114
Kobe Bussan Co Ltd	26,200	803,701
MatsukiyoCocokara & Co	58,000	1,065,443
Seven & i Holdings Co Ltd	386,000	5,682,160
		10,922,418
Food Products - 1.0%
Ajinomoto Co Inc	159,500	3,262,428
Kikkoman Corp	118,300	1,158,059
MEIJI Holdings Co Ltd	41,800	1,027,730
Nissin Foods Holdings Co Ltd	34,300	755,425
Yakult Honsha Co Ltd	44,700	916,791
		7,120,433
Household Products - 0.3%
Unicharm Corp	194,800	1,805,899
Personal Care Products - 0.7%
Kao Corp	81,200	3,477,109
Shiseido Co Ltd	69,700	1,145,954
		4,623,063
Tobacco - 0.9%
Japan Tobacco Inc	209,200	6,445,043
TOTAL CONSUMER STAPLES		37,292,599

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings Inc	475,900	2,291,092
Idemitsu Kosan Co Ltd	157,800	977,889
Inpex Corp	153,700	1,922,710
		5,191,691
Financials - 15.8%
Banks - 9.2%
Chiba Bank Ltd/The	99,500	884,702
Concordia Financial Group Ltd	183,200	1,184,930
Japan Post Bank Co Ltd	315,371	3,222,528
Mitsubishi UFJ Financial Group Inc	1,998,800	25,183,139
Mizuho Financial Group Inc	420,600	10,516,108
Resona Holdings Inc	364,600	2,924,747
Sumitomo Mitsui Financial Group Inc	650,000	15,507,189
Sumitomo Mitsui Trust Group Inc	113,200	2,800,424
		62,223,767
Capital Markets - 1.1%
Daiwa Securities Group Inc	232,600	1,529,561
Japan Exchange Group Inc	173,000	1,924,758
Nomura Holdings Inc	524,000	2,920,548
SBI Holdings Inc	47,500	1,242,149
		7,617,016
Financial Services - 0.7%
Mitsubishi HC Capital Inc	153,500	1,080,555
ORIX Corp	201,200	4,036,078
		5,116,633
Insurance - 4.8%
Dai-ichi Life Holdings Inc	631,200	4,557,546
Japan Post Holdings Co Ltd	335,400	3,260,177
Japan Post Insurance Co Ltd	33,400	667,976
Ms&Ad Insurance Group Holdings Inc	224,300	5,098,297
Sompo Holdings Inc	155,400	5,092,631
T&D Holdings Inc	85,400	1,817,194
Tokio Marine Holdings Inc	310,400	12,441,570
		32,935,391
TOTAL FINANCIALS		107,892,807

Health Care - 7.5%
Health Care Equipment & Supplies - 2.3%
Hoya Corp	60,700	7,142,338
Olympus Corp	195,100	2,556,395
Sysmex Corp	87,800	1,628,211
Terumo Corp	232,300	4,446,393
		15,773,337
Health Care Technology - 0.1%
M3 Inc	77,000	965,010
Pharmaceuticals - 5.1%
Astellas Pharma Inc	315,500	3,159,464
Chugai Pharmaceutical Co Ltd	117,100	6,746,079
Daiichi Sankyo Co Ltd	305,500	7,814,883
Eisai Co Ltd	45,800	1,323,802
Kyowa Kirin Co Ltd	41,200	643,322
Ono Pharmaceutical Co Ltd	65,200	750,513
Otsuka Holdings Co Ltd	77,000	3,753,810
Shionogi & Co Ltd	131,800	2,214,307
Takeda Pharmaceutical Co Ltd	277,400	8,390,969
		34,797,149
TOTAL HEALTH CARE		51,535,496

Industrials - 23.0%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	55,800	587,152
Building Products - 0.9%
Agc Inc	34,100	1,064,667
Daikin Industries Ltd	46,000	5,240,472
		6,305,139
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	67,700	943,653
Secom Co Ltd	73,200	2,691,595
TOPPAN Holdings Inc	41,700	1,170,626
		4,805,874
Construction & Engineering - 0.7%
Kajima Corp	69,100	1,649,946
Obayashi Corp	113,200	1,756,318
Taisei Corp	28,700	1,556,172
		4,962,436
Electrical Equipment - 1.7%
Fuji Electric Co Ltd	23,400	1,040,522
Fujikura Ltd	43,800	1,629,662
Mitsubishi Electric Corp	331,600	6,414,937
NIDEC CORP	145,500	2,585,729
		11,670,850
Ground Transportation - 1.6%
Central Japan Railway Co	134,700	2,834,608
East Japan Railway Co	158,200	3,429,281
Hankyu Hanshin Holdings Inc	39,700	1,129,526
Tokyo Metro Co Ltd	50,700	642,172
Tokyu Corp	92,600	1,123,058
West Japan Railway Co	78,000	1,640,808
		10,799,453
Industrial Conglomerates - 3.2%
Hikari Tsushin Inc	3,100	858,148
Hitachi Ltd	808,400	19,980,022
Sekisui Chemical Co Ltd	65,900	1,147,189
		21,985,359
Machinery - 4.9%
Daifuku Co Ltd	56,300	1,491,174
FANUC Corp	164,900	4,185,106
Hoshizaki Corp	18,900	802,635
Komatsu Ltd	157,500	4,554,832
Kubota Corp	170,600	1,982,440
Makita Corp	41,500	1,213,827
MINEBEA MITSUMI Inc	63,300	927,727
Mitsubishi Heavy Industries Ltd	558,800	11,015,540
SMC Corp	10,000	3,236,409
Toyota Industries Corp	28,400	3,329,025
Yaskawa Electric Corp	39,500	832,237
		33,570,952
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd	64,700	887,316
Mitsui OSK Lines Ltd	60,100	2,001,560
Nippon Yusen KK	76,400	2,496,211
		5,385,087
Passenger Airlines - 0.1%
ANA Holdings Inc	27,900	535,943
Japan Airlines Co Ltd	25,200	456,559
		992,502
Professional Services - 2.0%
Recruit Holdings Co Ltd	244,500	13,549,039
Trading Companies & Distributors - 6.3%
ITOCHU Corp	207,200	10,596,817
Marubeni Corp	246,100	4,363,024
Mitsubishi Corp	596,100	11,317,903
Mitsui & Co Ltd	440,000	8,897,294
MonotaRO Co Ltd	43,700	840,043
Sumitomo Corp	190,000	4,639,114
Toyota Tsusho Corp	111,100	2,207,860
		42,862,055
TOTAL INDUSTRIALS		157,475,898

Information Technology - 12.8%
Electronic Equipment, Instruments & Components - 4.0%
Keyence Corp	33,900	14,173,306
Kyocera Corp	223,900	2,653,603
Murata Manufacturing Co Ltd	290,900	4,144,324
Omron Corp	30,600	908,360
Shimadzu Corp	41,300	1,059,508
TDK Corp	338,900	3,616,553
Yokogawa Electric Corp	39,800	861,278
		27,416,932
IT Services - 3.1%
Fujitsu Ltd	306,900	6,817,925
NEC Corp	214,100	5,211,799
Nomura Research Institute Ltd	65,900	2,495,466
NTT Data Group Corp	110,000	2,184,644
Obic Co Ltd	56,400	1,968,754
Otsuka Corp	39,800	882,681
SCSK Corp	27,300	714,672
TIS Inc	37,100	1,071,899
		21,347,840
Semiconductors & Semiconductor Equipment - 3.8%
Advantest Corp	133,600	5,589,283
Disco Corp	16,100	3,115,021
Lasertec Corp	14,000	1,301,586
Renesas Electronics Corp	293,500	3,444,300
SCREEN Holdings Co Ltd	14,200	944,257
Tokyo Electron Ltd	78,100	11,628,964
		26,023,411
Software - 0.3%
Oracle Corp Japan	6,700	803,878
Trend Micro Inc/Japan	22,100	1,585,688
		2,389,566
Technology Hardware, Storage & Peripherals - 1.6%
Canon Inc	162,800	5,023,968
FUJIFILM Holdings Corp	195,200	3,998,162
Ricoh Co Ltd	92,100	968,719
Seiko Epson Corp	50,300	697,816
		10,688,665
TOTAL INFORMATION TECHNOLOGY		87,866,414

Materials - 3.5%
Chemicals - 2.7%
Asahi Kasei Corp	218,700	1,524,064
Mitsubishi Chemical Group Corp	236,400	1,149,272
Nippon Paint Holdings Co Ltd	165,300	1,254,375
Nippon Sanso Holdings Corp	30,200	964,212
Nitto Denko Corp	123,200	2,165,463
Shin-Etsu Chemical Co Ltd	311,500	9,479,411
Toray Industries Inc	241,800	1,544,260
		18,081,057
Metals & Mining - 0.8%
JFE Holdings Inc	100,300	1,168,096
Nippon Steel Corp	168,600	3,548,644
Sumitomo Metal Mining Co Ltd	43,100	956,261
		5,673,001
TOTAL MATERIALS		23,754,058

Real Estate - 2.4%
Office REITs - 0.2%
Nippon Building Fund Inc	1,335	1,238,082
Real Estate Management & Development - 2.2%
Daito Trust Construction Co Ltd	10,200	1,131,431
Daiwa House Industry Co Ltd	97,700	3,535,072
Hulic Co Ltd	80,300	837,090
Mitsubishi Estate Co Ltd	185,400	3,256,732
Mitsui Fudosan Co Ltd	460,800	4,566,827
Sumitomo Realty & Development Co Ltd	54,000	2,011,300
		15,338,452
TOTAL REAL ESTATE		16,576,534

Utilities - 1.0%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	112,300	1,458,252
Kansai Electric Power Co Inc/The	165,200	2,035,336
		3,493,588
Gas Utilities - 0.5%
Osaka Gas Co Ltd	63,400	1,607,701
Tokyo Gas Co Ltd	61,000	2,026,591
		3,634,292
TOTAL UTILITIES		7,127,880

TOTAL JAPAN		675,430,518
TOTAL COMMON STOCKS (Cost $581,682,372)		675,430,518

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (d) (Cost $189,378)	4.25	190,000	189,376

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $375,855)	4.33	375,780	375,855

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $582,247,605)	675,995,749
NET OTHER ASSETS (LIABILITIES) - 1.2%	8,078,874
NET ASSETS - 100.0%	684,074,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	65	Jun 2025	8,220,468	(38,367)	(38,367)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,376.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,226	1,836,159	1,668,530	1,451	-	-	375,855	375,780	0.0%
Fidelity Securities Lending Cash Central Fund	1,669,550	9,168,414	10,837,964	8,139	-	-	-	-	0.0%
Total	1,877,776	11,004,573	12,506,494	9,590	-	-	375,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	55,783,794	1,748,466	54,035,328	-
Consumer Discretionary	124,933,347	4,251,908	120,681,439	-
Consumer Staples	37,292,599	6,191,500	31,101,099	-
Energy	5,191,691	-	5,191,691	-
Financials	107,892,807	6,213,208	101,679,599	-
Health Care	51,535,496	1,628,211	49,907,285	-
Industrials	157,475,898	12,040,891	145,435,007	-
Information Technology	87,866,414	6,501,392	81,365,022	-
Materials	23,754,058	2,218,587	21,535,471	-
Real Estate	16,576,534	3,206,603	13,369,931	-
Utilities	7,127,880	-	7,127,880	-

U.S. Treasury Obligations	189,376	-	189,376	-

Money Market Funds	375,855	375,855	-	-
Total Investments in Securities:	675,995,749	44,376,621	631,619,128	-
Derivative Instruments:

Liabilities
Futures Contracts	(38,367)	(38,367)	-	-
Total Liabilities	(38,367)	(38,367)	-	-
Total Derivative Instruments:	(38,367)	(38,367)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(38,367)
Total Equity Risk	0	(38,367)
Total Value of Derivatives	0	(38,367)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $581,871,750)	$675,619,894
Fidelity Central Funds (cost $375,855)	375,855

Total Investment in Securities (cost $582,247,605)		$675,995,749
Segregated cash with brokers for derivative instruments		505,376
Cash		34,768
Foreign currency held at value (cost $47,977)		47,865
Receivable for investments sold		26,145,085
Dividends receivable		7,350,643
Distributions receivable from Fidelity Central Funds		869
Receivable for daily variation margin on futures contracts		92,347
Prepaid expenses		208
Total assets		710,172,910
Liabilities
Payable for fund shares redeemed	$26,000,000
Accrued management fee	55,486
Other payables and accrued expenses	42,801
Total liabilities		26,098,287
Net Assets		$684,074,623
Net Assets consist of:
Paid in capital		$822,257,963
Total accumulated earnings (loss)		(138,183,340)
Net Assets		$684,074,623
Net Asset Value, offering price and redemption price per share ($684,074,623 ÷ 65,020,895 shares)		$10.52
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$8,915,023
Interest		6,222
Income from Fidelity Central Funds (including $8,139 from security lending)		9,590
Income before foreign taxes withheld		$8,930,835
Less foreign taxes withheld		(891,502)
Total income		8,039,333
Expenses
Management fee	$337,550
Custodian fees and expenses	15,883
Independent trustees' fees and expenses	1,465
Registration fees	5,595
Audit fees	31,950
Legal	377
Miscellaneous	1,147
Total expenses		393,967
Net Investment income (loss)		7,645,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,520,743)
Foreign currency transactions	(219,846)
Futures contracts	312,845
Total net realized gain (loss)		(7,427,744)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	48,524,597
Assets and liabilities in foreign currencies	714,938
Futures contracts	(236,248)
Total change in net unrealized appreciation (depreciation)		49,003,287
Net gain (loss)		41,575,543
Net increase (decrease) in net assets resulting from operations		$49,220,909
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,645,366	$13,017,463
Net realized gain (loss)	(7,427,744)	(53,677,223)
Change in net unrealized appreciation (depreciation)	49,003,287	135,315,495
Net increase (decrease) in net assets resulting from operations	49,220,909	94,655,735
Distributions to shareholders	(14,659,486)	(23,223,128)

Share transactions
Proceeds from sales of shares	-	251,000,000
Reinvestment of distributions	14,659,486	23,223,128
Cost of shares redeemed	(26,000,000)	(414,000,000)

Net increase (decrease) in net assets resulting from share transactions	(11,340,514)	(139,776,872)
Total increase (decrease) in net assets	23,220,909	(68,344,265)

Net Assets
Beginning of period	660,853,714	729,197,979
End of period	$684,074,623	$660,853,714

Other Information
Shares
Sold	-	25,182,539
Issued in reinvestment of distributions	1,458,655	2,566,092
Redeemed	(2,471,483)	(44,912,805)
Net increase (decrease)	(1,012,828)	(17,164,174)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$8.76	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.21	.19	.19	.10
Net realized and unrealized gain (loss)	.62	1.43	1.18	(2.69)	.08
Total from investment operations	.73	1.64	1.37	(2.50)	.18
Distributions from net investment income	(.22)	(.39)	(.19)	(.10)	-
Total distributions	(.22)	(.39)	(.19)	(.10)	-
Net asset value, end of period	$10.52	$10.01	$8.76	$7.58	$10.18
Total Return D,E	7.42%	19.13%	18.18%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.13%	.13%	.11%	.14% H,I
Expenses net of fee waivers, if any	.12 % H	.13%	.13%	.11%	.14% H,I
Expenses net of all reductions, if any	.12% H	.13%	.13%	.11%	.14% H,I
Net investment income (loss)	2.26% H	2.06%	2.12%	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$684,075	$660,854	$729,198	$968,363	$1,720,298
Portfolio turnover rate J	7 % H	47%	5%	8%	0% K,L

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount represents less than 1%.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to Futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$140,080,016
Gross unrealized depreciation	(55,763,970)
Net unrealized appreciation (depreciation)	$84,316,046
Tax cost	$591,641,336

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(82,588,651)
Long-term	(138,038,561)
Total capital loss carryforward	$(220,627,212)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	24,608,447	43,895,234
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Japan Stock Index Fund	523
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Japan Stock Index Fund	864	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	17%	83%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901433.103
JSI-SANN-0625
Fidelity® SAI International Small Cap Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Small Cap Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 9.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	63,094	165,756
Tuas Ltd (b)	51,741	186,852
		352,608
Entertainment - 0.0%
EVT Ltd	24,036	216,380
Interactive Media & Services - 0.3%
Domain Holdings Australia Ltd	71,270	195,962
SEEK Ltd	97,360	1,325,458
		1,521,420
Media - 0.0%
Nine Entertainment Co Holdings Ltd	374,123	342,869
TOTAL COMMUNICATION SERVICES		2,433,277

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Amotiv Ltd	34,059	168,886
ARB Corp Ltd	22,133	446,025
PWR Holdings Ltd (c)	23,707	103,918
		718,829
Broadline Retail - 0.1%
Harvey Norman Holdings Ltd	155,763	520,770
Distributors - 0.0%
Bapcor Ltd	93,284	303,091
Diversified Consumer Services - 0.1%
G8 Education Ltd	207,444	166,790
IDP Education Ltd	73,332	415,892
		582,682
Hotels, Restaurants & Leisure - 0.2%
Collins Foods Ltd	30,682	161,528
Corporate Travel Management Ltd	34,506	281,780
Domino's Pizza Enterprises Ltd (c)	18,874	305,028
Flight Centre Travel Group Ltd	52,353	429,568
Guzman y Gomez Ltd	4,299	88,499
Jumbo Interactive Ltd	15,102	98,715
Tabcorp Holdings Ltd	595,812	212,360
WEB Travel Group Ltd (b)	102,094	280,744
		1,858,222
Household Durables - 0.1%
Breville Group Ltd	27,966	512,766
Specialty Retail - 0.5%
Accent Group Ltd	111,639	132,495
Eagers Automotive Ltd	39,401	465,015
JB Hi-Fi Ltd	30,024	1,989,623
Lovisa Holdings Ltd	16,898	269,769
Nick Scali Ltd	21,092	240,191
Premier Investments Ltd	26,580	354,052
Super Retail Group Ltd	43,855	376,115
Temple & Webster Group Ltd (b)	24,447	278,976
		4,106,236
TOTAL CONSUMER DISCRETIONARY		8,602,596

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Endeavour Group Ltd/Australia	418,847	1,071,373
GrainCorp Ltd Class A	58,335	248,364
Metcash Ltd	289,380	596,056
		1,915,793
Food Products - 0.1%
Bega Cheese Ltd	74,896	270,928
Elders Ltd	52,288	211,795
Inghams Group Ltd	101,421	222,656
		705,379
TOTAL CONSUMER STAPLES		2,621,172

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Ampol Ltd	65,229	990,453
Beach Energy Ltd	443,123	333,551
Boss Energy Ltd (b)	111,046	227,054
Deep Yellow Ltd (b)	261,146	189,936
New Hope Corp Ltd	140,659	329,965
Paladin Energy Ltd (b)	110,715	415,426
Viva Energy Group Ltd (d)(e)	302,768	332,901
Whitehaven Coal Ltd	228,564	731,116
Yancoal Australia Ltd	109,948	350,587
		3,900,989
Financials - 1.2%
Banks - 0.3%
Bank of Queensland Ltd	183,695	877,486
Bendigo & Adelaide Bank Ltd	156,271	1,117,936
Judo Capital Holdings Ltd (b)	200,803	228,939
		2,224,361
Capital Markets - 0.4%
HMC Capital Ltd	80,131	249,591
HUB24 Ltd	22,183	1,024,829
Insignia Financial Ltd (b)	148,965	358,953
MA Financial Group Ltd	30,773	130,670
Magellan Financial Group Ltd	49,207	241,240
Magellan Financial Group Ltd warrants 4/16/2027 (b)	5,527	213
Netwealth Group Ltd	33,988	610,664
Perpetual Ltd	28,643	304,283
Pinnacle Investment Management Group Ltd	47,186	544,178
Regal Partners Ltd	37,387	44,968
		3,509,589
Consumer Finance - 0.0%
Credit Corp Group Ltd	19,322	167,192
Zip Co Ltd (b)	344,226	385,625
		552,817
Financial Services - 0.2%
AMP Ltd	667,552	551,369
Challenger Ltd	143,894	652,007
Helia Group Ltd	75,575	234,238
		1,437,614
Insurance - 0.3%
AUB Group Ltd	30,734	627,572
nib holdings Ltd/Australia	134,986	588,896
Steadfast Group Ltd	289,064	1,086,263
		2,302,731
TOTAL FINANCIALS		10,027,112

Health Care - 0.8%
Biotechnology - 0.2%
Mesoblast Ltd (b)	241,398	277,898
Telix Pharmaceuticals Ltd (b)	68,753	1,195,191
		1,473,089
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	39,982	775,633
Nanosonics Ltd (b)	70,243	215,688
PolyNovo Ltd (b)	177,815	137,493
		1,128,814
Health Care Providers & Services - 0.5%
EBOS Group Ltd	42,863	932,846
Healius Ltd (b)	174,840	162,781
Ramsay Health Care Ltd	53,772	1,144,843
Regis Healthcare Ltd	40,409	176,747
Sigma Healthcare Ltd	425,149	820,398
		3,237,615
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (b)	68,236	96,243
Neuren Pharmaceuticals Ltd (b)	32,202	240,122
		336,365
TOTAL HEALTH CARE		6,175,883

Industrials - 1.2%
Aerospace & Defense - 0.0%
Austal Ltd (b)	109,741	371,806
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	613,414	1,020,848
Downer EDI Ltd	186,426	680,766
Mader Group Ltd (c)	13,915	56,776
SG Fleet Group Ltd	42,947	96,284
		1,854,674
Construction & Engineering - 0.4%
Johns Lyng Group Ltd	63,788	90,717
Maas Group Holdings Ltd (c)	44,364	112,341
Monadelphous Group Ltd	26,443	273,440
NRW Holdings Ltd	114,060	197,698
Ventia Services Group Pty Ltd	225,565	610,714
Worley Ltd	137,681	1,096,917
		2,381,827
Ground Transportation - 0.1%
Aurizon Holdings Ltd	487,099	953,600
Kelsian Group Ltd	50,351	87,476
		1,041,076
Machinery - 0.0%
Silex Systems Ltd (b)(c)	53,882	106,899
Professional Services - 0.2%
ALS Ltd	132,794	1,457,077
IPH Ltd	72,237	210,994
McMillan Shakespeare Ltd	15,012	147,080
SmartGroup Corp Ltd	37,929	190,207
		2,005,358
Trading Companies & Distributors - 0.0%
Redox Ltd/Australia	52,692	98,515
Transportation Infrastructure - 0.3%
Atlas Arteria Ltd unit	299,045	990,543
Qube Holdings Ltd	462,059	1,169,799
		2,160,342
TOTAL INDUSTRIALS		10,020,497

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Codan Ltd	30,203	304,215
Dicker Data Ltd	22,881	123,628
		427,843
IT Services - 0.2%
Data#3 Ltd	41,566	193,577
Macquarie Technology Group Ltd (b)	3,931	149,576
Megaport Ltd (b)	44,513	327,463
NEXTDC Ltd (b)	175,227	1,330,382
		2,000,998
Software - 0.3%
Hansen Technologies Ltd	51,648	179,222
IRESS Ltd	51,169	260,572
Nuix Ltd (b)	60,903	94,982
Objective Corp Ltd	8,056	80,755
SiteMinder Ltd (b)	69,837	184,267
Technology One Ltd	80,485	1,553,536
		2,353,334
TOTAL INFORMATION TECHNOLOGY		4,782,175

Materials - 2.3%
Chemicals - 0.3%
Alpha HPA Ltd (b)	258,560	151,452
Dyno Nobel Ltd	511,503	742,499
Nufarm Ltd	94,396	233,052
Orica Ltd	134,102	1,391,959
		2,518,962
Construction Materials - 0.0%
Brickworks Ltd	23,362	376,324
Containers & Packaging - 0.1%
Orora Ltd	372,753	431,880
Metals & Mining - 1.9%
AVZ Minerals Ltd (b)(c)(f)	776,046	5
Bellevue Gold Ltd (b)	404,120	235,266
Capricorn Metals Ltd (b)	103,010	609,455
Champion Iron Ltd	107,906	315,438
Coronado Global Resources Inc depository receipt (d)(e)	237,498	29,621
Deterra Royalties Ltd	108,208	252,292
Emerald Resources NL (b)	145,871	374,559
Evolution Mining Ltd	546,896	2,742,697
Firefinch Ltd (c)(f)	325,521	2
Genesis Minerals Ltd (b)	278,126	686,817
Gold Road Resources Ltd	297,548	577,285
IGO Ltd	189,200	474,059
Iluka Resources Ltd	118,267	313,336
Imdex Ltd	139,850	264,568
IperionX Ltd (b)	78,914	181,016
Leo Lithium Ltd (f)	273,636	58,367
Liontown Resources Ltd (b)(c)	441,580	148,344
Lynas Rare Earths Ltd (b)(c)	230,992	1,262,778
MAC Copper Ltd depository receipt	18,730	178,485
Mineral Resources Ltd (b)	48,245	634,470
Ora Banda Mining Ltd (b)	313,123	200,080
Perenti Ltd	228,543	199,875
Perseus Mining Ltd	376,929	807,838
Pilbara Minerals Ltd (b)(c)	833,667	803,187
Ramelius Resources Ltd	325,025	546,954
Regis Resources Ltd (b)	199,300	576,194
Resolute Mining Ltd (b)	572,376	186,845
Sandfire Resources Ltd (b)	124,818	794,952
Spartan Resources Ltd/Australia (b)	244,729	317,477
Stanmore Resources Ltd	97,743	121,407
Vault Minerals Ltd (b)	1,794,084	493,678
Vulcan Energy Resources Ltd (b)	38,981	121,533
Vulcan Steel Ltd	18,365	86,864
WA1 Resources Ltd (b)	11,888	95,905
West African Resources Ltd (b)	298,540	456,889
Westgold Resources Ltd	248,700	472,462
		15,621,000
TOTAL MATERIALS		18,948,166

Real Estate - 1.3%
Diversified REITs - 0.6%
Centuria Capital Group unit	180,865	182,241
Charter Hall Group unit	129,596	1,401,185
Charter Hall Long Wale REIT unit	177,682	436,512
Growthpoint Properties Australia Ltd	70,282	104,260
Mirvac Group unit	1,085,105	1,582,791
		3,706,989
Industrial REITs - 0.0%
Centuria Industrial REIT	147,709	278,182
Dexus Industria REIT	68,684	114,324
		392,506
Office REITs - 0.2%
Abacus Group unit	128,732	93,971
Centuria Office REIT unit	97,125	76,334
Cromwell Property Group unit	383,321	91,983
Dexus unit	294,904	1,419,557
		1,681,845
Real Estate Management & Development - 0.1%
Lendlease Group unit	178,041	599,913
Lifestyle Communities Ltd (c)	28,652	130,878
PEXA Group Ltd (b)	36,524	281,417
		1,012,208
Residential REITs - 0.0%
Ingenia Communities Group unit	107,470	381,267
Retail REITs - 0.3%
BWP Trust	158,543	363,512
Charter Hall Retail REIT	145,252	346,952
HomeCo Daily Needs REIT unit (e)	487,082	381,864
Region Group unit	322,902	478,611
Waypoint REIT Ltd unit	183,201	300,025
		1,870,964
Specialized REITs - 0.1%
Abacus Storage King unit	167,767	158,644
Arena REIT unit	101,021	240,573
Charter Hall Social Infrastructure REIT	94,726	177,419
National Storage REIT unit	332,761	489,297
		1,065,933
TOTAL REAL ESTATE		10,111,712

Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	166,610	1,135,448
TOTAL AUSTRALIA		78,759,027
AUSTRIA - 1.2%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,911	103,384
Financials - 0.5%
Banks - 0.4%
BAWAG Group AG (d)(e)	21,614	2,368,965
Raiffeisen Bank International AG	36,098	960,182
		3,329,147
Insurance - 0.1%
UNIQA Insurance Group AG	33,770	390,214
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,649	505,470
		895,684
TOTAL FINANCIALS		4,224,831

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (c)	9,210	310,398
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	2,132	339,582
Construction & Engineering - 0.0%
Porr Ag	4,992	174,180
Machinery - 0.3%
ANDRITZ AG	18,597	1,328,313
Palfinger AG	4,300	139,561
		1,467,874
TOTAL INDUSTRIALS		2,292,034

Information Technology - 0.1%
IT Services - 0.1%
Kontron AG	10,423	251,268
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	27,704	243,859
TOTAL INFORMATION TECHNOLOGY		495,127

Materials - 0.2%
Chemicals - 0.0%
Lenzing AG (b)	5,211	163,226
Construction Materials - 0.1%
Wienerberger AG	30,583	1,069,867
Metals & Mining - 0.1%
voestalpine AG	29,730	780,020
TOTAL MATERIALS		2,013,113

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CA Immobilien Anlagen AG (c)	10,338	278,966
CPI Europe AG (b)(c)	9,872	194,593
CPI Europe AG (b)(f)	25,803	0
S IMMO AG rights (b)(f)	11,010	0
		473,559
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	9,974	261,008
TOTAL AUSTRIA		9,863,056
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (d)(e)	43,606	484,668
BELGIUM - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	36,995	283,729
Entertainment - 0.0%
Kinepolis Group NV	3,339	114,991
TOTAL COMMUNICATION SERVICES		398,720

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Colruyt Group N.V	8,643	415,148
Personal Care Products - 0.0%
Ontex Group NV (b)	17,610	143,836
TOTAL CONSUMER STAPLES		558,984

Financials - 0.1%
Banks - 0.1%
KBC Ancora	10,553	688,606
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (b)	12,793	346,082
Health Care Providers & Services - 0.1%
Fagron	18,256	423,967
TOTAL HEALTH CARE		770,049

Industrials - 0.3%
Building Products - 0.0%
Recticel SA (c)	12,185	146,872
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	5,940	1,448,109
Deme Group NV	2,089	311,434
		1,759,543
Trading Companies & Distributors - 0.1%
Azelis Group NV	43,316	669,322
TOTAL INDUSTRIALS		2,575,737

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	17,755	242,169
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	5,596	333,771
X-Fab Silicon Foundries SE (b)(d)(e)	16,499	91,249
		425,020
TOTAL INFORMATION TECHNOLOGY		667,189

Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A	20,301	767,673
Tessenderlo Group SA (c)	5,810	171,786
Umicore SA	54,731	496,016
		1,435,475
Metals & Mining - 0.0%
Bekaert SA	9,808	376,663
TOTAL MATERIALS		1,812,138

Real Estate - 0.6%
Health Care REITs - 0.3%
Aedifica SA	13,090	1,047,669
Cofinimmo SA	10,443	834,040
		1,881,709
Industrial REITs - 0.3%
Montea NV	5,115	370,676
Warehouses De Pauw CVA (b)	49,694	1,265,531
		1,636,207
Real Estate Management & Development - 0.0%
VGP NV	3,780	348,569
Residential REITs - 0.0%
Xior Student Housing NV (e)	9,340	302,082
Xior Student Housing NV rights (b)(g)	9,678	13,664
Xior Student Housing NV rights (b)	9,309	5,502
Xior Student Housing NV rights (b)	9,340	5,279
		326,527
Retail REITs - 0.0%
Retail Estates NV	3,312	242,380
Vastned NV	2,366	77,729
		320,109
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	9,573	395,834
TOTAL REAL ESTATE		4,908,955

Utilities - 0.2%
Electric Utilities - 0.2%
Elia Group SA/NV (c)	11,998	1,299,389
TOTAL BELGIUM		13,679,767
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cool Company Ltd (c)	6,859	42,854
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	43,391	199,215
TOTAL BERMUDA		242,069
BRAZIL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd	211,401	194,605
CHINA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	472,000	143,628
Media - 0.0%
Mobvista Inc (b)(d)(e)	153,000	108,502
TOTAL COMMUNICATION SERVICES		252,130

Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	65,500	74,658
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(c)	109,000	157,971
Health Care - 0.0%
Biotechnology - 0.0%
CARsgen Therapeutics Holdings Ltd (b)(c)(d)(e)	103,000	206,382
Industrials - 0.1%
Air Freight & Logistics - 0.0%
KLN Logistics Group Ltd	101,500	81,927
Building Products - 0.1%
Xinyi Glass Holdings Ltd (c)	472,549	442,961
Trading Companies & Distributors - 0.0%
E-Commodities Holdings Ltd	360,000	38,063
Theme International Holdings Ltd (c)	1,530,000	76,938
		115,001
TOTAL INDUSTRIALS		639,889

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	180,000	138,094
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
ESR Group Ltd (d)(e)	411,400	655,644
Yanlord Land Group Ltd (b)	162,400	58,499
		714,143
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (e)	153,600	74,830
TOTAL REAL ESTATE		788,973

TOTAL CHINA		2,258,097
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	53,677	1,442,152
CYPRUS - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA (c)	31,653	153,128
DENMARK - 1.9%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	10,685	140,506
Consumer Discretionary - 0.1%
Household Durables - 0.1%
GN Store Nord AS (b)	37,696	563,981
Specialty Retail - 0.0%
Matas A/S	9,767	201,299
TOTAL CONSUMER DISCRETIONARY		765,280

Consumer Staples - 0.2%
Beverages - 0.2%
Royal Unibrew A/S	13,939	1,107,462
Food Products - 0.0%
Schouw & Co A/S	3,420	310,390
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	12,970	188,576
TOTAL CONSUMER STAPLES		1,606,428

Financials - 0.6%
Banks - 0.5%
Jyske Bank A/S	12,494	1,021,099
Ringkjoebing Landbobank A/S	7,415	1,414,578
Spar Nord Bank A/S (b)	20,101	644,916
Sydbank AS	14,397	917,702
		3,998,295
Insurance - 0.1%
Alm Brand A/S	235,413	558,074
TOTAL FINANCIALS		4,556,369

Health Care - 0.4%
Biotechnology - 0.1%
Bavarian Nordic A/S (b)	21,876	519,094
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	52,190	932,276
Life Sciences Tools & Services - 0.0%
Chemometec A/S	4,327	309,569
Gubra A/S (b)	1,816	102,802
		412,371
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B (b)	36,529	842,679
H Lundbeck A/S Series A	10,261	42,280
H Lundbeck A/S Series B	77,970	370,858
		1,255,817
TOTAL HEALTH CARE		3,119,558

Industrials - 0.5%
Commercial Services & Supplies - 0.1%
ISS A/S	41,237	1,033,898
Construction & Engineering - 0.1%
Cadeler A/S (b)	63,221	328,763
Per Aarsleff Holding A/S Series B	4,798	384,481
		713,244
Electrical Equipment - 0.2%
NKT A/S (b)	14,912	1,209,662
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (b)	2,864	108,449
Machinery - 0.1%
FLSmidth & Co A/S	11,999	564,166
Marine Transportation - 0.0%
D/S Norden A/S	5,929	160,890
Dfds A/S (b)	8,632	119,543
		280,433
Transportation Infrastructure - 0.0%
Svitzer Group A/S	4,012	167,811
TOTAL INDUSTRIALS		4,077,663

Information Technology - 0.1%
IT Services - 0.1%
Netcompany Group A/S (b)(d)(e)	11,798	528,216
Software - 0.0%
cBrain A/S	3,079	79,533
TOTAL INFORMATION TECHNOLOGY		607,749

Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV	13,386	218,973
TOTAL DENMARK		15,092,526
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	13,789	691,213
FINLAND - 1.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Nokian Renkaat Oyj (c)	33,430	265,288
Broadline Retail - 0.2%
Puuilo Oyj	20,785	295,270
Tokmanni Group Corp	13,043	205,206
		500,476
Household Durables - 0.0%
YIT Oyj (b)	39,403	114,540
Leisure Products - 0.0%
Harvia Oyj (e)	4,553	209,667
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	9,239	127,481
TOTAL CONSUMER DISCRETIONARY		1,217,452

Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	124,117	873,725
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	5,530	172,278
Industrials - 0.4%
Electrical Equipment - 0.0%
Kempower Oyj (b)(c)	6,430	79,762
Machinery - 0.4%
Hiab Oyj B Shares	10,720	507,868
Kalmar Oyj B Shares	10,641	336,084
Konecranes Oyj A Shares	18,485	1,231,315
Valmet Oyj	40,604	1,234,594
		3,309,861
Passenger Airlines - 0.0%
Finnair Oyj	25,972	69,790
TOTAL INDUSTRIALS		3,459,413

Information Technology - 0.1%
IT Services - 0.1%
TietoEVRY Oyj	29,644	529,927
Software - 0.0%
QT Group Oyj (b)	5,300	343,735
TOTAL INFORMATION TECHNOLOGY		873,662

Materials - 0.3%
Chemicals - 0.1%
Kemira Oyj	31,888	655,657
Containers & Packaging - 0.2%
Huhtamaki Oyj	26,650	978,775
Metsa Board Oyj B Shares	43,648	158,724
		1,137,499
Metals & Mining - 0.0%
Outokumpu Oyj A Shares (c)	101,475	387,861
TOTAL MATERIALS		2,181,017

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj	26,089	104,447
Kojamo Oyj (b)	37,698	437,738
		542,185
TOTAL FINLAND		9,319,732
FRANCE - 3.3%
Communication Services - 0.3%
Entertainment - 0.1%
Ubisoft Entertainment SA (b)(c)	25,401	299,283
Vivendi SE	182,202	564,318
		863,601
Media - 0.2%
Canal+ SA	192,535	437,488
Eutelsat Communications SACA (b)(c)	33,607	135,726
IPSOS SA	9,582	451,350
JCDecaux SE (b)	17,645	306,034
Louis Hachette Group	192,532	300,774
Metropole Television SA	7,199	112,544
Television Francaise 1 SA	11,718	111,507
		1,855,423
TOTAL COMMUNICATION SERVICES		2,719,024

Consumer Discretionary - 0.3%
Automobile Components - 0.2%
Forvia SE	41,017	314,855
Opmobility	16,123	179,270
Valeo SE	60,019	589,360
		1,083,485
Automobiles - 0.0%
Trigano SA	2,409	284,638
Hotels, Restaurants & Leisure - 0.0%
Cie des Alpes	5,589	109,662
Elior Group SA (b)(d)(e)	32,589	98,351
Pierre Et Vacances SA (b)	39,563	61,849
		269,862
Household Durables - 0.1%
Kaufman & Broad SA	3,280	128,379
SEB SA	6,795	636,601
		764,980
Leisure Products - 0.0%
Beneteau SACA	10,510	95,548
Specialty Retail - 0.0%
Fnac Darty SA	3,321	115,330
TOTAL CONSUMER DISCRETIONARY		2,613,843

Consumer Staples - 0.1%
Beverages - 0.1%
Remy Cointreau SA	6,507	352,769
Personal Care Products - 0.0%
Interparfums SA	6,267	246,958
TOTAL CONSUMER STAPLES		599,727

Energy - 0.5%
Energy Equipment & Services - 0.3%
Technip Energies NV	36,814	1,255,313
Vallourec SACA (b)	44,838	828,208
		2,083,521
Oil, Gas & Consumable Fuels - 0.2%
Esso SA Francaise	724	115,892
Etablissements Maurel et Prom SA	17,206	88,687
Gaztransport Et Technigaz SA	9,693	1,579,027
		1,783,606
TOTAL ENERGY		3,867,127

Financials - 0.5%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	8,701	101,526
Financial Services - 0.2%
Peugeot Invest SA	1,416	116,459
Pluxee France SA	24,506	549,125
Wendel SE	6,780	663,614
Worldline SA/France (b)(d)(e)	59,026	325,645
		1,654,843
Insurance - 0.3%
Coface SA	29,162	594,981
SCOR SE	41,930	1,310,062
		1,905,043
TOTAL FINANCIALS		3,661,412

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Clariane SE (b)	30,198	127,329
Emeis SA (b)(c)	20,150	257,670
		384,999
Health Care Technology - 0.0%
Equasens (c)	1,479	64,925
Pharmaceuticals - 0.1%
Virbac SACA	1,162	408,273
TOTAL HEALTH CARE		858,197

Industrials - 0.8%
Aerospace & Defense - 0.0%
Exosens SAS (b)	5,455	212,273
LISI SA	4,570	143,147
		355,420
Air Freight & Logistics - 0.1%
ID Logistics Group SACA (b)	907	405,861
Commercial Services & Supplies - 0.6%
Derichebourg SA	25,977	178,187
Elis SA	45,571	1,164,662
Seche Environnement SACA	589	60,453
Societe BIC SA	6,349	409,970
SPIE SA	39,517	1,926,765
		3,740,037
Electrical Equipment - 0.1%
Mersen SA	6,190	132,113
Nexans SA	8,968	977,334
		1,109,447
Machinery - 0.0%
Manitou BF SA	2,797	64,321
Passenger Airlines - 0.0%
Air France-KLM (b)	32,700	283,833
Professional Services - 0.0%
Assystem SA (c)	1,750	75,731
TOTAL INDUSTRIALS		6,034,650

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	1,776	354,907
IT Services - 0.2%
Alten SA	8,200	686,949
Aubay	1,852	96,510
Sopra Steria Group	3,941	803,621
Wavestone (c)	1,982	105,417
		1,692,497
Semiconductors & Semiconductor Equipment - 0.1%
SOITEC (b)	7,437	417,965
Software - 0.0%
Planisware SA (b)	5,437	147,207
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	7,764	146,532
TOTAL INFORMATION TECHNOLOGY		2,759,108

Materials - 0.2%
Construction Materials - 0.1%
Imerys SA	9,385	311,299
Vicat SACA	4,353	242,620
		553,919
Containers & Packaging - 0.1%
Verallia SA (d)(e)	19,795	658,391
Metals & Mining - 0.0%
Eramet SA (c)	2,284	125,749
TOTAL MATERIALS		1,338,059

Real Estate - 0.1%
Diversified REITs - 0.0%
ICADE	9,325	220,784
Real Estate Management & Development - 0.0%
Nexity SA (b)(c)	10,353	107,725
Residential REITs - 0.0%
Altarea SCA	1,494	172,023
Retail REITs - 0.1%
Carmila SA (b)	15,697	340,710
Mercialys SA (b)	25,931	346,049
		686,759
TOTAL REAL ESTATE		1,187,291

Utilities - 0.1%
Gas Utilities - 0.1%
Rubis SCA	21,164	684,744
Independent Power and Renewable Electricity Producers - 0.0%
Voltalia SA (b)(c)	11,135	92,084
TOTAL UTILITIES		776,828

TOTAL FRANCE		26,415,266
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Lion Finance Group PLC	9,714	776,751
TBC Bank Group PLC	11,536	727,191

TOTAL GEORGIA		1,503,942
GERMANY - 3.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
United Internet AG	21,314	480,255
Media - 0.1%
ProSiebenSat.1 Media SE (c)	38,437	267,574
Stroeer SE & Co KGaA	9,300	553,114
		820,688
Wireless Telecommunication Services - 0.2%
1&1 AG	9,541	169,045
Freenet AG	32,722	1,358,213
		1,527,258
TOTAL COMMUNICATION SERVICES		2,828,201

Consumer Discretionary - 0.5%
Automobile Components - 0.1%
SAF-Holland SE	12,417	223,940
Schaeffler AG	51,794	221,556
		445,496
Hotels, Restaurants & Leisure - 0.1%
TUI AG (b)	124,930	954,741
Specialty Retail - 0.2%
About You Holding SE (b)	8,096	61,449
Auto1 Group SE (b)(d)(e)	35,842	855,112
CECONOMY AG (b)	39,263	138,997
Douglas AG (b)	8,748	103,660
Fielmann Group AG	6,930	392,533
Hornbach Holding AG & Co KGaA	2,839	318,722
		1,870,473
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG (c)	12,702	526,223
TOTAL CONSUMER DISCRETIONARY		3,796,933

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
HelloFresh SE (b)(c)	43,263	448,642
Food Products - 0.0%
Suedzucker AG (c)	17,386	233,985
TOTAL CONSUMER STAPLES		682,627

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Verbio SE (c)	6,291	73,904
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO AG	22,917	599,712
Mutares SE & Co KGaA (c)	3,740	135,579
		735,291
Financial Services - 0.1%
Deutsche Pfandbriefbank AG (b)(c)(d)(e)	37,242	227,824
GRENKE AG	7,077	107,590
Hypoport SE (b)	1,134	262,069
		597,483
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,672	107,329
TOTAL FINANCIALS		1,440,103

Health Care - 0.3%
Biotechnology - 0.0%
CureVac NV (Germany) (b)(c)	28,384	103,989
Formycon AG (b)(c)	1,877	49,331
		153,320
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	9,777	665,660
Eckert & Ziegler SE	4,020	273,243
		938,903
Life Sciences Tools & Services - 0.2%
Evotec SE (b)(c)	39,431	330,055
Gerresheimer AG	9,591	645,391
Schott Pharma AG & Co KGaA (c)	10,377	290,951
		1,266,397
Pharmaceuticals - 0.0%
Dermapharm Holding SE	4,472	195,045
TOTAL HEALTH CARE		2,553,665

Industrials - 1.1%
Aerospace & Defense - 0.2%
Hensoldt AG	17,456	1,348,657
Montana Aerospace Ag (b)(d)(e)	7,416	148,257
		1,496,914
Commercial Services & Supplies - 0.1%
Bilfinger SE	7,822	661,042
Cewe Stiftung & Co KGAA	1,462	168,935
Takkt AG	6,467	55,679
		885,656
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(d)(e)	7,230	74,902
Electrical Equipment - 0.1%
Energiekontor AG (c)	1,847	88,403
Nordex SE (b)	32,812	612,951
PNE AG (c)	8,664	151,151
SGL Carbon SE (b)(c)	17,184	68,231
		920,736
Ground Transportation - 0.0%
Sixt SE (c)	3,850	364,183
Industrial Conglomerates - 0.0%
MBB SE	427	76,913
Machinery - 0.6%
Deutz AG	35,812	275,468
Duerr AG	14,385	338,143
JOST Werke SE (d)(e)	3,379	189,672
KION Group AG	19,767	833,470
Krones AG	3,943	573,541
Norma Group SE	8,503	105,766
Pfeiffer Vacuum Technology AG	959	169,044
RENK GmbH	16,477	987,057
Stabilus SE	6,758	186,036
Vossloh AG	2,668	209,153
Wacker Neuson SE (c)	8,551	228,613
		4,095,963
Trading Companies & Distributors - 0.0%
Kloeckner & Co SE	14,617	116,740
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide (b)(c)	10,268	677,570
TOTAL INDUSTRIALS		8,709,577

Information Technology - 0.6%
Communications Equipment - 0.0%
Adtran Networks SE (c)	5,190	119,354
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	14,268	281,568
Softwareone Holding AG (b)	32,427	223,946
		505,514
IT Services - 0.3%
Adesso SE	1,016	112,565
Bechtle AG	22,464	951,768
CANCOM SE	6,980	213,102
GFT Technologies SE	4,818	135,360
IONOS Group SE (b)	11,659	386,991
Nagarro SE	1,895	134,172
Secunet Security Network Ag (c)	451	104,738
		2,038,696
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE	31,476	421,294
Elmos Semiconductor SE	1,985	133,798
Siltronic AG	4,518	182,209
SMA Solar Technology AG (c)	4,098	70,472
SUSS MicroTec SE	4,958	187,934
		995,707
Software - 0.1%
Atoss Software SE	2,646	396,272
Northern Data AG (b)(c)	3,564	99,322
TeamViewer SE (b)(d)(e)	40,099	611,891
		1,107,485
TOTAL INFORMATION TECHNOLOGY		4,766,756

Materials - 0.5%
Chemicals - 0.2%
K+S AG	46,564	808,658
LANXESS AG	23,969	711,959
Wacker Chemie AG	5,064	378,625
		1,899,242
Metals & Mining - 0.3%
Aurubis AG (c)	8,621	747,610
Salzgitter AG	6,828	168,006
thyssenkrupp AG	136,843	1,569,352
		2,484,968
TOTAL MATERIALS		4,384,210

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aroundtown SA (b)	210,143	624,195
Grand City Properties SA (b)	19,260	229,096
Patrizia SE (c)	11,679	97,245
Sirius Real Estate Ltd	418,717	515,893
TAG Immobilien AG (b)	48,068	778,690
		2,245,119
Retail REITs - 0.0%
Hamborner REIT AG (b)	20,435	144,686
TOTAL REAL ESTATE		2,389,805

TOTAL GERMANY		31,625,781
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	28,334	978,656
HONG KONG - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	286,000	186,964
PCCW Ltd	1,165,000	776,607
		963,571
Wireless Telecommunication Services - 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd (c)	408,000	53,133
Smartone Telecommunications Hldgs Ltd	92,000	50,415
		103,548
TOTAL COMMUNICATION SERVICES		1,067,119

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	101,035	184,467
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	117,049	121,731
Hotels, Restaurants & Leisure - 0.1%
Cafe de Coral Holdings Ltd	100,000	91,934
Melco International Development Ltd (b)(c)	164,000	68,513
Melco Resorts & Entertainment Ltd ADR (b)	52,381	269,762
Super Hi International Holding Ltd (b)(c)	60,000	130,125
		560,334
Household Durables - 0.0%
Man Wah Holdings Ltd	426,000	226,304
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	87,000	189,804
Textiles, Apparel & Luxury Goods - 0.1%
Stella International Holdings Ltd	159,000	284,968
Viva Goods Company Ltd (c)	952,000	44,190
Yue Yuen Industrial Holdings Ltd	222,500	319,595
		648,753
TOTAL CONSUMER DISCRETIONARY		1,931,393

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	92,200	232,726
Food Products - 0.1%
Vitasoy International Holdings Ltd	194,000	250,142
TOTAL CONSUMER STAPLES		482,868

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	1,780,000	92,952
Financials - 0.1%
Banks - 0.1%
Bank of East Asia Ltd/The	255,581	351,953
Dah Sing Banking Group Ltd	110,400	119,146
Dah Sing Financial Holdings Ltd	52,000	189,747
		660,846
Capital Markets - 0.0%
Guotai Junan International Holdings Ltd	799,000	103,022
TOTAL FINANCIALS		763,868

Health Care - 0.1%
Pharmaceuticals - 0.1%
United Laboratories International Holdings Ltd/The	272,000	487,493
Industrials - 0.1%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(e)	173,000	184,028
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd	168,000	88,163
Industrial Conglomerates - 0.0%
CTF Services Ltd	277,000	262,156
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd	1,426,000	319,929
Trading Companies & Distributors - 0.0%
Hao Tian International Construction Investment Group Ltd (b)(c)	736,000	43,179
Realord Group Holdings Ltd (b)	122,000	111,373
		154,552
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,302,400	193,891
TOTAL INDUSTRIALS		1,202,719

Information Technology - 0.2%
Communications Equipment - 0.0%
VTech Holdings Ltd	45,500	306,243
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(c)	73,000	209,430
PAX Global Technology Ltd	195,000	117,418
		326,848
IT Services - 0.0%
SUNeVision Holdings Ltd	193,000	160,510
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	84,600	569,410
TOTAL INFORMATION TECHNOLOGY		1,363,011

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hang Lung Group Ltd	218,000	313,131
Hang Lung Properties Ltd	530,203	435,478
Hysan Development Co Ltd	170,000	277,503
Kerry Properties Ltd	160,500	377,058
New World Development Co Ltd (b)(c)	384,000	235,680
		1,638,850
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	418,000	233,911
TOTAL REAL ESTATE		1,872,761

TOTAL HONG KONG		9,264,184
INDONESIA - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
First Pacific Co Ltd	648,000	436,144
First Resources Ltd	155,800	180,258
Golden Agri-Resources Ltd	1,958,700	360,053
		976,455
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd	461,900	166,802
TOTAL INDONESIA		1,143,257
IRELAND - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	49,833	285,654
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	172,072	377,778
Glenveagh Properties PLC (b)(d)(e)	153,985	288,178
		665,956
TOTAL CONSUMER DISCRETIONARY		951,610

Consumer Staples - 0.2%
Beverages - 0.0%
C&C Group PLC	104,688	191,976
Food Products - 0.2%
Glanbia PLC	52,945	683,758
Greencore Group PLC	122,601	302,272
		986,030
TOTAL CONSUMER STAPLES		1,178,006

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	67,998	228,013
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	2,229	128,687
TOTAL HEALTH CARE		356,700

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	142,748	164,946
TOTAL IRELAND		2,651,262
ISRAEL - 3.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	569,954	864,552
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd (b)	29,886	188,479
Partner Communications Co Ltd	38,635	256,501
		444,980
TOTAL COMMUNICATION SERVICES		1,309,532

Consumer Discretionary - 0.1%
Distributors - 0.0%
Tadiran Group Ltd	968	53,785
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	2,050	267,584
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd	20,127	92,420
Danya Cebus Ltd	2,185	62,805
Electra Consumer Products 1970 Ltd	3,487	96,014
		251,239
Specialty Retail - 0.1%
Delek Automotive Systems Ltd (b)	13,690	98,526
Fox Wizel Ltd	2,222	186,599
Retailors Ltd	5,076	104,657
		389,782
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	2,871	135,304
TOTAL CONSUMER DISCRETIONARY		1,097,694

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
M Yochananof & Sons Ltd	1,428	96,572
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,540	194,249
Shufersal Ltd	55,468	519,005
		809,826
Food Products - 0.0%
Strauss Group Ltd	14,563	329,914
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (b)(c)	9,409	578,089
TOTAL CONSUMER STAPLES		1,717,829

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Delek Group Ltd	2,482	394,768
Energean PLC	43,276	508,685
Equital Ltd (b)	6,545	244,962
Oil Refineries Ltd	677,506	169,793
Paz Retail And Energy Ltd	2,517	354,339
		1,672,547
Financials - 0.7%
Banks - 0.1%
FIBI Holdings Ltd	4,919	284,538
First International Bank of Israel Ltd	15,143	831,418
		1,115,956
Capital Markets - 0.2%
Plus500 Ltd	20,289	829,021
Tel Aviv Stock Exchange Ltd	25,319	310,795
		1,139,816
Consumer Finance - 0.0%
Isracard Ltd	53,019	249,720
Insurance - 0.4%
Clal Insurance Enterprises Holdings Ltd	17,261	472,430
Harel Insurance Investments & Financial Services Ltd	30,879	512,606
Menora Mivtachim Holdings Ltd	6,036	318,963
Migdal Insurance & Financial Holdings Ltd	115,062	221,078
Phoenix Financial Ltd	61,899	1,219,083
		2,744,160
TOTAL FINANCIALS		5,249,652

Industrials - 0.4%
Aerospace & Defense - 0.0%
Bet Shemesh Engines Holdings 1997 Ltd (b)	2,003	267,503
Construction & Engineering - 0.2%
Ashtrom Group Ltd	13,910	219,331
Elco Ltd	2,983	131,975
Electra Ltd/Israel	580	309,202
Kvutzat Acro Ltd	7,369	99,324
Shapir Engineering and Industry Ltd	44,636	311,307
Shikun & Binui Ltd (b)	91,169	298,882
		1,370,021
Machinery - 0.0%
Kornit Digital Ltd (b)	13,232	249,820
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd (c)	33,422	513,028
Passenger Airlines - 0.0%
El Al Israel Airlines (b)	68,703	209,184
Professional Services - 0.1%
Danel Adir Yeoshua Ltd	1,374	148,536
Hilan Ltd	4,451	283,887
		432,423
TOTAL INDUSTRIALS		3,041,979

Information Technology - 0.5%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	4,537	163,060
Electronic Equipment, Instruments & Components - 0.1%
Nayax Ltd (b)	3,539	148,404
Next Vision Stabilized Systems Ltd	16,721	439,271
		587,675
IT Services - 0.1%
Formula Systems 1985 Ltd	2,613	230,635
Matrix IT Ltd	9,700	237,206
One Software Technologies Ltd	12,795	241,903
		709,744
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (b)	8,187	538,143
Tower Semiconductor Ltd (b)	30,350	1,098,390
		1,636,533
Software - 0.1%
Cellebrite DI Ltd (b)	26,646	527,324
Magic Software Enterprises Ltd (Israel)	7,646	105,538
Radware Ltd (b)	9,707	231,609
Sapiens International Corp NV (Israel)	9,199	251,648
SimilarWeb Ltd (b)	11,477	86,537
		1,202,656
TOTAL INFORMATION TECHNOLOGY		4,299,668

Materials - 0.0%
Chemicals - 0.0%
Israel Corp Ltd Class A1	1,048	329,515
Real Estate - 0.7%
Diversified REITs - 0.1%
Reit 1 Ltd	54,016	280,541
Sella Capital Real Estate Ltd	62,921	153,885
		434,426
Real Estate Management & Development - 0.6%
Africa Israel Residences Ltd	1,621	107,041
Airport City Ltd (b)	15,975	237,317
Alony Hetz Properties & Investments Ltd	44,769	373,377
Amot Investments Ltd	65,404	345,617
Aura Investments Ltd	42,591	222,608
Big Shopping Centers Ltd (b)	4,377	638,559
Blue Square Real Estate Ltd	1,446	123,181
Electra Real Estate Ltd (b)	8,488	104,705
G City Ltd	30,338	104,793
Israel Canada T.R Ltd	42,694	138,909
Isras Holdings Ltd (b)	994	106,828
Isras Investment Co Ltd	360	77,658
Mega Or Holdings Ltd	6,406	217,403
Melisron Ltd	7,144	606,810
Mivne Real Estate Kd Ltd	163,576	477,371
Prashkovsky Investments and Construction Ltd	2,104	54,175
Summit Real Estate Holdings Ltd	11,268	165,968
YH Dimri Construction & Development Ltd	2,581	217,173
		4,319,493
TOTAL REAL ESTATE		4,753,919

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energix-Renewable Energies Ltd	75,596	223,523
Enlight Renewable Energy Ltd (b)	32,256	521,284
OPC Energy Ltd (b)	35,474	334,556
OY Nofar Energy Ltd (b)	5,510	128,747
		1,208,110
TOTAL ISRAEL		24,680,445
ITALY - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (d)(e)	26,926	184,239
Entertainment - 0.0%
Juventus Football Club SpA (b)(c)	42,684	149,706
Media - 0.1%
Arnoldo Mondadori Editore SpA	36,431	88,526
MFE-MediaForEurope NV Class A	46,183	167,210
MFE-MediaForEurope NV Class B	15,642	75,841
		331,577
TOTAL COMMUNICATION SERVICES		665,522

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Brembo NV	41,667	388,004
CIR SpA-Compagnie Industriali (b)	137,888	91,068
Pirelli & C SpA (d)(e)	109,266	671,394
		1,150,466
Automobiles - 0.0%
Piaggio & C SpA (c)	49,251	96,300
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	48,460	1,100,154
Household Durables - 0.1%
De' Longhi SpA	20,658	636,546
Leisure Products - 0.1%
Ferretti SpA (c)	43,202	123,332
Sanlorenzo SpA/Ameglia (c)	4,496	143,631
Technogym SpA (d)(e)	33,471	450,462
		717,425
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA	9,351	1,050,006
OVS SpA (d)(e)	44,893	161,420
Salvatore Ferragamo SpA (c)	14,039	87,234
		1,298,660
TOTAL CONSUMER DISCRETIONARY		4,999,551

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	9,349	103,051
Personal Care Products - 0.0%
Intercos SpA	14,719	221,770
Pharmanutra SpA	959	58,448
		280,218
TOTAL CONSUMER STAPLES		383,269

Energy - 0.1%
Energy Equipment & Services - 0.1%
Saipem SpA (b)	354,813	820,380
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	13,919	51,562
TOTAL ENERGY		871,942

Financials - 0.9%
Banks - 0.5%
Banca Monte dei Paschi di Siena SpA	224,937	1,889,744
Banca Popolare di Sondrio SPA	99,501	1,239,917
Banco di Desio e della Brianza SpA	9,288	79,545
Credito Emiliano SpA	23,648	323,619
		3,532,825
Capital Markets - 0.3%
Azimut Holding SpA	31,834	879,580
Banca Generali SpA	16,047	947,118
Tamburi Investment Partners SpA (c)	27,804	237,493
		2,064,191
Financial Services - 0.1%
Banca IFIS SpA	6,856	171,336
BFF Bank SpA (b)(d)(e)	49,601	468,067
		639,403
TOTAL FINANCIALS		6,236,419

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
El.En. SpA	13,625	136,369
Industrials - 0.5%
Building Products - 0.1%
Ariston Holding NV	19,012	85,591
Carel Industries SpA (d)(e)	14,037	280,826
LU-VE SpA	2,293	73,902
		440,319
Commercial Services & Supplies - 0.0%
Fila SpA Class A	8,503	110,583
Construction & Engineering - 0.1%
Maire SpA	41,041	441,686
Webuild SpA	141,121	509,982
Webuild SpA warrants 8/2/2030 (b)	6,588	23,808
		975,476
Electrical Equipment - 0.0%
Cembre SpA	1,659	91,715
Machinery - 0.3%
Danieli & C Officine Meccaniche SpA (c)	2,838	97,415
Fincantieri SpA (b)	26,537	344,215
GVS SpA (b)(d)(e)	23,564	114,119
Industrie De Nora SpA (c)	8,211	58,881
Interpump Group SpA	20,851	710,521
Iveco Group NV	48,320	766,624
		2,091,775
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	75,091	332,101
TOTAL INDUSTRIALS		4,041,969

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	2,067	173,512
IT Services - 0.2%
Reply SpA	6,201	1,101,489
Wiit SpA	3,321	57,938
		1,159,427
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (b)(c)	45,236	289,538
TOTAL INFORMATION TECHNOLOGY		1,622,477

Materials - 0.2%
Chemicals - 0.0%
SOL SpA	11,327	516,480
Construction Materials - 0.2%
Buzzi SpA	23,787	1,242,800
Containers & Packaging - 0.0%
Zignago Vetro Spa (c)	7,996	80,256
TOTAL MATERIALS		1,839,536

Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg European Real Estate Investment Trust (e)	93,690	159,165
Utilities - 0.5%
Gas Utilities - 0.1%
Ascopiave SpA	20,485	76,465
Italgas SpA	133,990	1,098,964
		1,175,429
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	14,483	295,491
Multi-Utilities - 0.4%
A2A SpA	430,744	1,092,561
ACEA SpA	11,713	274,670
Hera SpA	225,324	1,063,406
Iren SpA	180,415	513,819
		2,944,456
TOTAL UTILITIES		4,415,376

TOTAL ITALY		25,371,595
JAPAN - 36.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	29,900	553,123
U-Next Holdings Co Ltd	17,200	245,645
		798,768
Entertainment - 0.6%
Anycolor Inc	7,700	199,259
Cover Corp (b)(c)	9,500	144,912
Daiichikosho Co Ltd	19,700	229,957
DeNA Co Ltd	20,300	548,824
GREE Holdings Inc	19,800	74,363
GungHo Online Entertainment Inc	11,400	240,390
Koei Tecmo Holdings Co Ltd	23,300	398,926
MIXI Inc	9,200	203,973
Shochiku Co Ltd	2,300	215,555
Square Enix Holdings Co Ltd	21,900	1,268,080
Toei Animation Co Ltd	17,500	423,486
Toei Co Ltd	9,200	336,523
		4,284,248
Interactive Media & Services - 0.1%
Kakaku.com Inc	35,700	631,704
Media - 0.4%
CyberAgent Inc	117,600	1,006,659
Fuji Media Holdings Inc	13,000	268,947
Hakuhodo DY Holdings Inc	58,100	435,811
Kadokawa Corp	24,400	654,626
Nippon Television Holdings Inc	14,500	334,561
Septeni Holdings Co Ltd	21,000	53,461
SKY Perfect JSAT Holdings Inc	45,400	365,156
TBS Holdings Inc	9,200	306,988
TV Asahi Holdings Corp	6,000	108,645
		3,534,854
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	5,900	174,755
TOTAL COMMUNICATION SERVICES		9,424,329

Consumer Discretionary - 6.0%
Automobile Components - 1.1%
Aisan Industry Co Ltd	8,900	120,073
Eagle Industry Co Ltd	5,600	71,909
Exedy Corp	7,400	222,031
FCC Co Ltd	9,000	184,368
JTEKT Corp	57,100	440,987
Koito Manufacturing Co Ltd	50,300	608,961
KYB Corp	9,500	194,080
Musashi Seimitsu Industry Co Ltd	12,700	216,552
NHK Spring Co Ltd	47,400	526,114
Nifco Inc/Japan	22,200	550,264
Niterra Co Ltd	41,100	1,276,866
NOK Corp	24,000	331,011
Pacific Industrial Co Ltd	10,600	92,893
Piolax Inc	4,700	71,956
Seiren Co Ltd	13,400	208,245
Shoei Co Ltd	13,700	160,207
Stanley Electric Co Ltd	34,400	644,068
Sumitomo Riko Co Ltd	10,200	116,425
Sumitomo Rubber Industries Ltd	46,600	586,655
Tokai Rika Co Ltd	14,300	212,930
Topre Corp	10,000	121,905
Toyo Tire Corp	29,900	558,142
Toyoda Gosei Co Ltd	15,800	302,673
Toyota Boshoku Corp	23,400	335,338
TS Tech Co Ltd	22,600	255,115
Yokohama Rubber Co Ltd/The	34,700	758,710
		9,168,478
Automobiles - 0.2%
Mazda Motor Corp	163,500	977,537
Mitsubishi Motors Corp	182,400	504,958
Nissan Shatai Co Ltd	19,100	141,199
		1,623,694
Broadline Retail - 0.8%
ASKUL Corp	10,000	106,239
Belluna Co Ltd	12,100	82,934
Isetan Mitsukoshi Holdings Ltd	89,500	1,150,475
Izumi Co Ltd	9,900	228,009
J Front Retailing Co Ltd	66,700	816,418
Mercari Inc (b)	31,900	516,948
Ryohin Keikaku Co Ltd	69,400	2,345,758
Seria Co Ltd	12,400	252,111
Takashimaya Co Ltd	76,000	585,972
		6,084,864
Distributors - 0.0%
Arata Corp	7,500	166,807
Central Automotive Products Ltd	9,300	110,185
Doshisha Co Ltd	5,600	87,771
PALTAC Corp	7,700	212,937
		577,700
Hotels, Restaurants & Leisure - 1.2%
Atom Corp (b)(c)	32,600	149,571
Colowide Co Ltd (c)	24,900	312,861
Create Restaurants Holdings Inc (c)	32,410	314,625
Doutor Nichires Holdings Co Ltd	8,200	152,495
Food & Life Cos Ltd	30,300	1,111,510
Fuji Kyuko Co Ltd	6,200	90,151
Fujita Kanko Inc	1,900	119,198
GENDA INC (b)(c)	15,200	114,813
Heiwa Corp	14,900	231,139
Hiday Hidaka Corp	7,500	162,610
HIS Co Ltd	13,900	164,490
Ichibanya Co Ltd	20,000	133,165
Imperial Hotel Ltd	11,500	72,468
KOMEDA Holdings Co Ltd	12,100	243,811
Koshidaka Holdings Co Ltd	14,200	100,606
Kura Sushi Inc (c)	5,500	121,748
Kyoritsu Maintenance Co Ltd	17,400	367,398
Matsuyafoods Holdings Co Ltd	2,400	99,706
McDonald's Holdings Co Japan Ltd	23,800	1,003,735
Metaplanet Inc (b)	76,000	204,112
Monogatari Corp/The	8,600	223,752
MOS Food Services Inc	7,200	186,068
Ohsho Food Service Corp	9,500	215,275
Resorttrust Inc	48,000	491,649
Round One Corp	56,000	347,797
Royal Holdings Co Ltd	8,000	145,363
Saizeriya Co Ltd	8,700	279,291
Skylark Holdings Co Ltd	62,500	1,295,855
Tokyotokeiba Co Ltd	3,900	114,561
Toridoll Holdings Corp	13,400	399,994
Yoshinoya Holdings Co Ltd	18,000	393,915
		9,363,732
Household Durables - 0.9%
Casio Computer Co Ltd	52,800	412,927
ES-Con Japan Ltd	12,500	92,757
Fujitsu General Ltd	16,700	327,389
Haseko Corp	66,100	944,082
Iida Group Holdings Co Ltd	42,200	665,997
JVCKenwood Corp	40,900	305,220
Nagawa Co Ltd	2,200	94,474
Nikon Corp	77,100	741,351
Open House Group Co Ltd	21,600	954,461
Rinnai Corp	26,000	582,445
Sangetsu Corp	12,800	259,796
Sharp Corp/Japan (b)(c)	72,300	428,627
Sumitomo Forestry Co Ltd	42,400	1,218,207
Tama Home Co Ltd (c)	4,100	114,558
Tamron Co Ltd	9,400	211,365
Token Corp	1,500	139,845
Zojirushi Corp	10,200	97,877
		7,591,378
Leisure Products - 0.5%
Mizuno Corp	14,100	250,976
Roland Corp	4,000	88,544
Sankyo Co Ltd	49,800	758,250
Sega Sammy Holdings Inc	43,000	899,969
Tomy Co Ltd	22,900	502,269
Tsuburaya Fields Holdings Inc	9,500	123,717
Universal Entertainment Corp	7,000	54,195
Yamaha Corp (c)	101,700	743,319
Yonex Co Ltd	16,600	270,978
		3,692,217
Specialty Retail - 1.1%
ABC-Mart Inc	27,500	510,168
Adastria Co Ltd	7,400	150,660
Alpen Co Ltd	4,400	73,333
AOKI Holdings Inc	9,700	86,769
Aoyama Trading Co Ltd	11,400	163,609
ARCLANDS CORP	13,880	168,331
Autobacs Seven Co Ltd	18,500	192,013
Bic Camera Inc	26,100	279,565
DCM Holdings Co Ltd	26,400	250,743
EDION Corp	21,800	290,606
IDOM Inc	15,300	117,923
JINS Holdings Inc	3,200	200,532
Joyful Honda Co Ltd	15,100	214,175
K's Holdings Corp	34,300	328,534
Kohnan Shoji Co Ltd	5,400	141,817
Komeri Co Ltd	7,400	157,595
Nextage Co Ltd	11,900	148,563
Nishimatsuya Chain Co Ltd	10,800	166,857
Nojima Corp	16,900	304,124
PAL GROUP Holdings Co Ltd	11,300	314,152
Sanrio Co Ltd	49,100	1,951,912
Shimamura Co Ltd	12,100	804,974
USS Co Ltd	113,200	1,131,367
Workman Co Ltd (c)	5,500	173,870
Yamada Holdings Co Ltd	147,900	477,691
Yellow Hat Ltd	18,000	171,465
		8,971,348
Textiles, Apparel & Luxury Goods - 0.2%
Goldwin Inc	5,900	337,420
Gunze Ltd	7,800	139,983
Japan Wool Textile Co Ltd/The	12,900	133,259
Onward Holdings Co Ltd	29,000	117,030
Seiko Group Corp	7,500	197,755
Wacoal Holdings Corp	10,000	349,000
		1,274,447
TOTAL CONSUMER DISCRETIONARY		48,347,858

Consumer Staples - 3.0%
Beverages - 0.3%
Coca-Cola Bottlers Japan Holdings Inc	35,000	655,913
Ito En Ltd	14,500	346,527
Lifedrink Co Inc	9,400	111,698
Sapporo Holdings Ltd	17,300	960,731
Takara Holdings Inc	40,300	324,700
		2,399,569
Consumer Staples Distribution & Retail - 0.9%
Aeon Hokkaido Corp	11,800	72,212
Ain Holdings Inc	7,300	282,085
Arcs Co Ltd	9,500	190,757
Axial Retailing Inc	17,100	130,122
Belc Co Ltd	2,800	138,649
Cosmos Pharmaceutical Corp	11,100	714,614
Create SD Holdings Co Ltd	7,600	161,855
Daikokutenbussan Co Ltd	1,900	100,993
Fuji Co Ltd/Ehime	8,700	126,624
Genky DrugStores Co Ltd	4,400	113,400
H2o Retailing Corp	26,000	354,777
Halows Co Ltd	2,700	81,860
Heiwado Co Ltd	7,800	145,220
Itochu-Shokuhin Co Ltd	1,400	94,293
Kato Sangyo Co Ltd	5,800	202,826
Kusuri no Aoki Holdings Co Ltd	14,600	348,203
Life Corp	9,400	135,826
Maxvalu Tokai Co Ltd	2,800	59,532
Mitsubishi Shokuhin Co Ltd	5,400	201,679
San-A Co Ltd	10,600	210,695
Sugi Holdings Co Ltd	29,000	609,491
Sundrug Co Ltd	19,900	665,839
Trial Holdings Inc (c)	10,400	165,841
Tsuruha Holdings Inc	10,300	826,637
United Super Markets Holdings Inc	24,700	158,759
Valor Holdings Co Ltd	9,900	173,586
Welcia Holdings Co Ltd	26,200	461,313
Yaoko Co Ltd	5,200	347,576
		7,275,264
Food Products - 1.4%
Ariake Japan Co Ltd	4,900	205,623
Calbee Inc	22,300	448,012
DyDo Group Holdings Inc	4,600	93,847
Ezaki Glico Co Ltd	14,000	461,281
FUJI OIL CO LTD /Osaka	12,100	265,222
House Foods Group Inc	16,400	321,221
Itoham Yonekyu Holdings Inc	6,960	217,835
Kagome Co Ltd	20,800	427,405
Kameda Seika Co Ltd	3,800	105,245
Kewpie Corp	27,000	613,533
Kotobuki Spirits Co Ltd	28,100	417,235
Maruha Nichiro Corp	11,000	251,035
Megmilk Snow Brand Co Ltd	12,700	233,162
Mitsui DM Sugar Co Ltd	4,100	98,070
Morinaga & Co Ltd/Japan	19,100	340,041
Morinaga Milk Industry Co Ltd	18,500	439,145
NH Foods Ltd	24,000	906,080
Nichirei Corp	56,200	770,920
Nippn Corp	12,800	201,427
Nisshin Oillio Group Ltd/The	7,400	254,896
Nisshin Seifun Group Inc	58,400	753,460
Nissui Corp	78,000	474,415
Prima Meat Packers Ltd	7,000	112,603
Riken Vitamin Co Ltd	4,900	85,368
S Foods Inc	5,000	94,244
Sakata Seed Corp	7,700	177,986
Showa Sangyo Co Ltd	5,200	110,015
Toyo Suisan Kaisha Ltd	24,400	1,573,423
Yamazaki Baking Co Ltd	33,100	791,039
		11,243,788
Household Products - 0.1%
Earth Corp	3,900	140,474
Lion Corp	74,200	908,429
Pigeon Corp	32,100	387,611
		1,436,514
Personal Care Products - 0.3%
Kobayashi Pharmaceutical Co Ltd	12,700	483,822
Kose Corp	9,200	395,269
Milbon Co Ltd	7,800	147,621
Noevir Holdings Co Ltd	4,300	124,056
Pola Orbis Holdings Inc	25,400	231,741
Rohto Pharmaceutical Co Ltd	51,800	864,058
		2,246,567
TOTAL CONSUMER STAPLES		24,601,702

Energy - 0.3%
Energy Equipment & Services - 0.0%
Modec Inc	13,300	402,311
Oil, Gas & Consumable Fuels - 0.3%
Cosmo Energy Holdings Co Ltd	15,600	638,817
Itochu Enex Co Ltd	13,900	149,908
Iwatani Corp	50,900	485,576
Japan Petroleum Exploration Co Ltd	35,600	255,211
Mitsuuroko Group Holdings Co Ltd	7,700	97,097
San-Ai Obbli Co Ltd	13,800	161,859
		1,788,468
TOTAL ENERGY		2,190,779

Financials - 3.1%
Banks - 2.2%
77 Bank Ltd/The	17,000	528,619
Aichi Financial Group Inc	9,400	178,954
Aozora Bank Ltd	29,100	401,785
Awa Bank Ltd/The	8,400	160,386
Bank of Nagoya Ltd/The	2,800	146,286
Chugin Financial Group Inc	41,000	457,228
Daishi Hokuetsu Financial Group Inc	19,100	415,450
Fukuoka Financial Group Inc	47,500	1,254,963
Gunma Bank Ltd/The	85,100	704,703
Hachijuni Bank Ltd/The	98,300	736,666
Hirogin Holdings Inc	68,600	566,149
Hokkoku Financial Holdings Inc	5,400	200,168
Hokuhoku Financial Group Inc	27,400	487,712
Hyakugo Bank Ltd/The	56,400	270,995
Iyogin Holdings Inc	64,300	739,553
Juroku Financial Group Inc	8,400	282,585
Keiyo Bank Ltd/The	25,900	149,806
Kiyo Bank Ltd/The	15,600	263,601
Kyoto Financial Group Inc	61,800	1,055,069
Kyushu Financial Group Inc	90,000	451,322
Mebuki Financial Group Inc	250,700	1,216,153
Musashino Bank Ltd/The	6,800	149,811
Nanto Bank Ltd/The	6,700	182,284
Nishi-Nippon Financial Holdings Inc	32,700	476,846
North Pacific Bank Ltd	71,100	246,150
Ogaki Kyoritsu Bank Ltd/The	9,600	154,763
Rakuten Bank Ltd (b)	26,300	1,095,190
San-In Godo Bank Ltd/The	39,200	345,447
SBI Sumishin Net Bank Ltd	14,700	425,640
Senshu Ikeda Holdings Inc	60,800	199,435
Seven Bank Ltd	163,100	292,252
Shiga Bank Ltd/The	9,600	383,382
Shizuoka Financial Group Inc	119,300	1,325,726
Suruga Bank Ltd	35,600	313,224
Toho Bank Ltd/The	50,800	124,353
Tokyo Kiraboshi Financial Group Inc	6,800	266,331
TOMONY Holdings Inc	46,200	175,778
Yamaguchi Financial Group Inc	48,000	563,324
		17,388,089
Capital Markets - 0.2%
Aizawa Securities Group Co Ltd	4,700	42,404
GMO Financial Holdings Inc	11,900	63,587
Integral Corp (c)	2,500	47,454
JAFCO Group Co ltd	14,000	234,753
M&A Capital Partners Co Ltd	4,000	77,018
M&A Research Institute Holdings Inc (b)(c)	8,300	73,491
Matsui Securities Co Ltd	28,400	145,992
Monex Group Inc	49,400	246,689
Nihon M&A Center Holdings Inc	79,500	324,161
Okasan Securities Group Inc	37,800	167,877
Tokai Tokyo Financial Holdings Inc	57,300	188,756
		1,612,182
Consumer Finance - 0.3%
Acom Co Ltd	108,500	303,539
AEON Financial Service Co Ltd	28,300	232,666
Aiful Corp	86,600	215,016
Credit Saison Co Ltd	35,500	829,030
Jaccs Co Ltd	5,700	149,895
Marui Group Co Ltd	45,800	911,672
Orient Corp	14,620	80,063
		2,721,881
Financial Services - 0.4%
eGuarantee Inc	10,100	124,890
Financial Partners Group Co Ltd	16,400	255,784
Fuyo General Lease Co Ltd	13,800	384,138
GMO Payment Gateway Inc	11,500	719,856
Japan Securities Finance Co Ltd	21,900	260,999
Mizuho Leasing Co Ltd	39,200	288,147
Ricoh Leasing Co Ltd	3,700	141,810
Tokyo Century Corp	41,000	430,990
Zenkoku Hosho Co Ltd	28,600	618,286
		3,224,900
Insurance - 0.0%
LIFENET INSURANCE CO (b)	16,700	209,071
TOTAL FINANCIALS		25,156,123

Health Care - 1.5%
Biotechnology - 0.1%
GNI Group Ltd (b)	13,200	217,692
Peptidream Inc (b)	27,100	367,133
Takara Bio Inc	13,500	77,140
		661,965
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	59,600	913,925
Eiken Chemical Co Ltd	8,100	125,483
Fukuda Denshi Co Ltd	4,100	173,773
Hogy Medical Co Ltd	4,900	140,166
Japan Lifeline Co Ltd	14,900	159,338
Mani Inc	20,000	160,652
Menicon Co Ltd	16,500	162,715
Nakanishi Inc	17,900	233,108
Nihon Kohden Corp	44,300	534,463
Nipro Corp	40,400	357,435
Paramount Bed Holdings Co Ltd	9,500	152,752
PHC Holdings Corp	8,900	59,880
		3,173,690
Health Care Providers & Services - 0.5%
Alfresa Holdings Corp	47,100	709,234
As One Corp	15,400	243,580
BML Inc	6,500	135,337
H.U. Group Holdings Inc	15,100	295,706
Medipal Holdings Corp	51,100	867,571
Ship Healthcare Holdings Inc	22,500	325,587
Suzuken Co Ltd/Aichi Japan	18,300	662,476
Toho Holdings Co Ltd (c)	14,800	483,500
Tokai Corp/Gifu	5,700	83,798
		3,806,789
Health Care Technology - 0.0%
JMDC Inc	7,400	166,549
Medley Inc (b)	6,500	157,295
		323,844
Pharmaceuticals - 0.5%
Hisamitsu Pharmaceutical Co Inc	14,200	430,231
Kaken Pharmaceutical Co Ltd	7,600	216,072
Kissei Pharmaceutical Co Ltd	7,900	206,921
Kyorin Pharmaceutical Co Ltd	12,600	129,895
Mochida Pharmaceutical Co Ltd	5,800	125,346
Nippon Shinyaku Co Ltd	14,600	375,467
Nxera Pharma Co Ltd (b)	21,800	135,697
Santen Pharmaceutical Co Ltd	85,600	866,297
Sawai Group Holdings Co Ltd	29,200	418,558
Sumitomo Pharma Co Ltd (b)	48,600	268,263
Torii Pharmaceutical Co Ltd	3,700	121,108
Towa Pharmaceutical Co Ltd	6,700	123,897
Tsumura & CO	15,700	470,846
Zeria Pharmaceutical Co Ltd	6,700	109,651
		3,998,249
TOTAL HEALTH CARE		11,964,537

Industrials - 9.6%
Air Freight & Logistics - 0.5%
AZ-COM MARUWA Holdings Inc	14,900	137,558
Hamakyorex Co Ltd	15,600	145,439
Konoike Transport Co Ltd	8,000	146,370
Mitsui-Soko Holdings Co Ltd	15,600	320,772
NIPPON EXPRESS HOLDINGS INC	57,400	1,025,041
Sankyu Inc	12,000	524,465
SBS Holdings Inc	4,500	90,013
Senko Group Holdings Co Ltd	32,400	384,549
Yamato Holdings Co Ltd	69,300	983,905
		3,758,112
Building Products - 0.7%
Bunka Shutter Co Ltd	13,700	195,947
Central Glass Co Ltd	5,900	123,257
Lixil Corp	78,900	927,343
Nichias Corp	15,000	503,357
Nichiha Corp	6,200	125,708
Nitto Boseki Co Ltd	6,300	166,555
Noritz Corp	8,400	103,164
Sanwa Holdings Corp	49,900	1,635,414
Shin Nippon Air Technologies Co Ltd	6,200	91,712
Sinko Industries Ltd	14,100	119,324
Takara Standard Co Ltd	10,600	133,519
Takasago Thermal Engineering Co Ltd	11,700	517,163
TOTO Ltd	36,500	962,450
		5,604,913
Commercial Services & Supplies - 0.5%
Daiei Kankyo Co Ltd	10,800	220,487
Daiseki Co Ltd	11,280	287,956
Duskin Co Ltd	11,000	288,810
Itoki Corp	10,500	131,599
Japan Elevator Service Holdings Co Ltd	19,800	427,214
Kokuyo Co Ltd	22,500	460,685
Matsuda Sangyo Co Ltd	4,200	106,483
Mitsubishi Pencil Co Ltd	8,100	125,596
Nippon Kanzai Holdings Co Ltd	5,200	98,813
Okamura Corp	14,500	201,000
Park24 Co Ltd	35,600	503,823
Pilot Corp	7,300	203,305
Prestige International Inc	24,800	116,386
Sohgo Security Services Co Ltd	97,900	771,327
TRE Holdings Corp	12,000	129,249
		4,072,733
Construction & Engineering - 1.4%
Chiyoda Corp (b)	44,900	107,084
Chudenko Corp	7,000	171,597
COMSYS Holdings Corp	30,900	684,870
Dai-Dan Co Ltd	7,300	212,393
EXEO Group Inc	51,800	602,848
Hazama Ando Corp	39,400	392,402
INFRONEER Holdings Inc	53,416	456,154
JGC Holdings Corp	61,200	489,472
Kandenko Co Ltd	28,000	555,770
Kinden Corp	33,400	865,251
Kumagai Gumi Co Ltd	9,000	268,464
Kyudenko Corp	11,800	396,057
MIRAIT ONE corp	22,100	347,003
Nippon Densetsu Kogyo Co Ltd	9,500	144,380
Nippon Road Co Ltd/The	6,100	83,577
Nishimatsu Construction Co Ltd	8,100	300,535
Okumura Corp	7,800	241,125
Penta-Ocean Construction Co Ltd	71,400	409,484
Raito Kogyo Co Ltd	10,400	193,191
Raiznext Corp	6,900	72,002
Sanki Engineering Co Ltd	9,600	244,734
Shimizu Corp	137,800	1,472,132
Shinnihon Corp	6,200	71,548
SHO-BOND Holdings Co Ltd	10,600	379,652
Sumitomo Densetsu Co Ltd	4,100	149,972
Taihei Dengyo Kaisha Ltd	3,100	106,022
Taikisha Ltd	13,000	213,121
Takamatsu Construction Group Co Ltd	4,500	91,240
Toa Corp/Tokyo	15,000	144,880
Toda Corp	58,200	369,601
Toenec Corp	13,300	105,113
Tokyu Construction Co Ltd	22,400	129,562
Totetsu Kogyo Co Ltd	6,000	132,396
Toyo Construction Co Ltd	13,600	127,268
West Holdings Corp	5,800	64,052
Yokogawa Bridge Holdings Corp	9,100	166,814
Yurtec Corp	9,200	118,008
		11,079,774
Electrical Equipment - 0.4%
Daihen Corp	4,900	215,904
Furukawa Electric Co Ltd	18,600	587,419
GS Yuasa Corp	22,300	391,697
Idec Corp/Japan	7,600	121,670
Mabuchi Motor Co Ltd	25,300	369,467
Mirai Industry Co Ltd	1,900	47,108
Nitto Kogyo Corp	6,900	144,582
Sanyo Denki Co Ltd	2,400	164,331
Sinfonia Technology Co Ltd	6,200	263,645
SWCC Corp	8,600	389,761
Toyo Tanso Co Ltd	3,900	109,243
Ushio Inc	20,900	250,981
		3,055,808
Ground Transportation - 1.3%
Fukuyama Transporting Co Ltd	5,200	128,563
Keikyu Corp	60,300	627,123
Keio Corp	28,100	764,377
Keisei Electric Railway Co Ltd	106,700	1,105,616
Kintetsu Group Holdings Co Ltd	49,900	1,071,779
Kyushu Railway Co	38,900	999,843
Maruzen Showa Unyu Co Ltd	3,200	134,285
Nagoya Railroad Co Ltd	51,800	630,925
Nankai Electric Railway Co Ltd	28,300	447,222
Nikkon Holdings Co Ltd	26,300	542,628
Nishi-Nippon Railroad Co Ltd	16,000	245,405
Odakyu Electric Railway Co Ltd	86,000	949,467
Sakai Moving Service Co Ltd	6,500	111,061
Seibu Holdings Inc	62,200	1,501,275
Seino Holdings Co Ltd	25,800	405,640
Sotetsu Holdings Inc	21,700	329,643
Tobu Railway Co Ltd	49,600	905,098
		10,899,950
Industrial Conglomerates - 0.2%
Keihan Holdings Co Ltd	26,300	643,061
Nisshinbo Holdings Inc	39,900	237,508
Noritsu Koki Co Ltd	5,100	160,868
TOKAI Holdings Corp	27,500	192,527
		1,233,964
Machinery - 3.0%
Aichi Corp	7,500	67,300
Amada Co Ltd	88,900	890,158
CKD Corp	15,000	218,527
Daiwa Industries Ltd	7,700	87,889
DMG Mori Co Ltd	36,800	636,626
Ebara Corp	126,800	1,904,764
Fuji Corp/Aichi	21,700	322,510
Fujitec Co Ltd	17,200	673,661
Galilei Co Ltd	6,800	136,209
Glory Ltd	11,100	195,170
Harmonic Drive Systems Inc	16,000	375,437
Hino Motors Ltd (b)	79,700	253,435
Hitachi Construction Machinery Co Ltd	29,500	881,604
IHI Corp	38,200	2,992,290
Japan Steel Works Ltd/The	17,300	712,849
Kanadevia Corp	44,600	286,063
Kawasaki Heavy Industries Ltd	41,500	2,475,546
Kitz Corp	14,000	106,826
Kurita Water Industries Ltd	28,700	948,437
Kyokuto Kaihatsu Kogyo Co Ltd	8,500	142,618
Makino Milling Machine Co Ltd	5,800	456,763
Max Co Ltd	6,400	188,222
Meidensha Corp	9,500	260,456
METAWATER Co Ltd	7,800	111,070
MISUMI Group Inc	78,200	1,095,524
Mitsubishi Logisnext Co Ltd	9,000	126,332
Mitsuboshi Belting Ltd	6,500	162,523
Mitsui E&S Co Ltd (c)	25,700	327,137
Miura Co Ltd	24,300	517,509
Morita Holdings Corp	8,600	127,875
Nabtesco Corp	30,200	453,380
Nachi-Fujikoshi Corp	3,900	83,057
Namura Shipbuilding Co Ltd (c)	12,700	178,535
NGK Insulators Ltd	61,300	756,443
Nitta Corp	4,800	123,038
Nomura Micro Science Co Ltd (c)	7,400	121,056
Noritake Co Ltd	5,500	142,905
NSK Ltd	104,100	454,719
NTN Corp	124,900	192,361
Obara Group Inc	2,500	58,138
Oiles Corp	5,700	85,153
OKUMA Corp	12,200	274,092
Organo Corp	7,100	337,173
OSG Corp	19,000	224,909
Shibaura Machine Co Ltd	6,000	150,860
Shibuya Corp	4,000	86,725
Shinmaywa Industries Ltd	14,900	139,329
Star Micronics Co Ltd	8,500	97,675
Sumitomo Heavy Industries Ltd	30,700	639,230
Tadano Ltd	26,600	184,124
Takeuchi Manufacturing Co Ltd	9,000	280,424
Takuma Co Ltd	17,000	218,891
THK Co Ltd	32,000	786,236
Tocalo Co Ltd	14,800	169,965
Tsubakimoto Chain Co	19,900	241,756
Tsugami Corp	10,800	132,942
Tsurumi Manufacturing Co Ltd	4,400	101,707
Union Tool Co	2,500	63,645
YAMABIKO Corp	7,700	115,139
		24,574,937
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	146,062
NS United Kaiun Kaisha Ltd	2,700	71,097
		217,159
Professional Services - 0.8%
BayCurrent Inc	36,300	1,955,975
Bell System24 Holdings Inc	9,500	78,137
dip Corp	9,000	130,361
en Japan Inc	8,500	97,377
Funai Soken Holdings Inc	9,800	156,274
Infomart Corp	54,700	144,994
Insource Co Ltd	13,200	83,919
JAC Recruitment Co Ltd	17,800	103,578
MEITEC Group Holdings Inc	19,500	399,806
Nomura Co Ltd	22,000	133,096
Open Up Group Inc	14,900	190,913
Pasona Group Inc	6,400	98,744
Persol Holdings Co Ltd	468,300	844,696
SMS Co Ltd	18,700	173,490
TechnoPro Holdings Inc	28,500	641,240
Timee Inc (b)	8,100	97,214
TKC Corp	7,100	199,622
Transcosmos Inc	5,900	128,745
UT Group CO Ltd	7,500	104,175
Visional Inc (b)	6,600	399,194
		6,161,550
Trading Companies & Distributors - 0.6%
Hanwa Co Ltd	10,000	331,865
Inaba Denki Sangyo Co Ltd	14,000	367,968
Inabata & Co Ltd	12,100	259,382
Japan Pulp & Paper Co Ltd	23,500	100,916
Kanamoto Co Ltd	7,700	172,063
Kanematsu Corp	22,200	383,819
Nagase & Co Ltd	22,200	389,874
Nichiden Corp	3,500	69,716
Nishio Holdings Co Ltd	5,200	148,748
Senshu Electric Co Ltd	3,300	101,206
Sojitz Corp	61,960	1,465,840
Totech Corp	6,900	125,231
Trusco Nakayama Corp	12,700	189,194
Wakita & Co Ltd	8,900	109,492
Yamazen Corp	13,000	127,654
Yuasa Trading Co Ltd	4,400	134,480
		4,477,448
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	17,700	507,430
Kamigumi Co Ltd	23,000	562,051
Mitsubishi Logistics Corp	70,100	481,551
Sumitomo Warehouse Co Ltd/The	13,200	255,543
		1,806,575
TOTAL INDUSTRIALS		76,942,923

Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 1.6%
Ai Holdings Corp	10,900	161,083
Alps Alpine Co Ltd	51,700	525,181
Amano Corp	14,900	433,619
Anritsu Corp	37,700	376,657
Azbil Corp	122,900	1,058,980
Canon Electronics Inc	5,300	86,258
Canon Marketing Japan Inc	13,900	492,887
Citizen Watch Co Ltd	54,400	314,679
Daiwabo Holdings Co Ltd	22,700	383,969
Dexerials Corp	45,100	528,028
Furuya Metal Co Ltd	4,700	84,250
Hakuto Co Ltd	2,800	76,668
Hamamatsu Photonics KK	81,100	749,004
Hioki EE Corp	2,600	103,469
Hirose Electric Co Ltd	7,900	895,920
Horiba Ltd	9,200	627,940
Hosiden Corp	11,100	149,056
Ibiden Co Ltd	32,800	906,601
Japan Aviation Electronics Industry Ltd	12,400	198,514
Jeol Ltd	12,100	388,100
Kaga Electronics Co Ltd	10,000	179,046
Macnica Holdings Inc	38,000	528,354
Maruwa Co Ltd/Aichi	2,400	487,789
Maxell Ltd	10,300	125,850
Meiko Electronics Co Ltd	6,000	261,855
Nichicon Corp	13,200	108,015
Nippon Electric Glass Co Ltd	18,400	421,006
Nissha Co Ltd	11,000	94,013
Nohmi Bosai Ltd	6,700	156,277
Oki Electric Industry Co Ltd	22,500	149,496
Restar Corp	5,400	84,410
Rigaku Holdings Corp	31,200	192,245
Riken Keiki Co Ltd	7,800	145,548
Ryoyo Ryosan Holdings Inc	7,392	123,872
Santec Holdings Corp	1,400	40,586
Taiyo Yuden Co Ltd	34,300	517,322
Tokyo Electron Device Ltd	4,900	101,269
Topcon Corp	26,700	605,969
		12,863,785
IT Services - 0.5%
Argo Graphics Inc	4,200	148,049
BIPROGY Inc	20,700	676,536
Change Holdings Inc	10,600	99,787
Dentsu Soken Inc	7,200	314,226
Digital Garage Inc	7,200	226,353
DTS Corp	8,000	227,444
Future Corp	11,500	144,615
GMO internet group Inc	18,200	425,278
Mitsubishi Research Institute Inc	2,300	72,065
NS Solutions Corp	17,400	411,452
NSD Co Ltd	16,300	382,933
Sakura Internet Inc (c)	6,300	145,846
SHIFT Inc (b)	52,000	476,794
Simplex Holdings Inc	10,200	215,086
TechMatrix Corp	10,200	145,174
Zuken Inc	4,400	158,791
		4,270,429
Semiconductors & Semiconductor Equipment - 0.7%
Ferrotec Holdings Corp	13,100	225,022
Japan Material Co Ltd	17,900	149,980
Kokusai Electric Corp	42,000	774,024
Megachips Corp	3,100	100,710
Micronics Japan Co Ltd	7,700	162,369
Mitsui High-Tec Inc	28,000	130,816
Optorun Co Ltd	7,900	78,238
Rohm Co Ltd	93,500	848,484
Rorze Corp	26,900	268,191
RS Technologies Co Ltd	4,100	76,132
Sanken Electric Co Ltd (b)	6,300	276,313
Shibaura Mechatronics Corp	3,400	158,847
Socionext Inc	49,800	535,628
SUMCO Corp	94,800	653,749
Tokyo Seimitsu Co Ltd	11,100	618,737
Towa Corp	17,400	161,490
Tri Chemical Laboratories Inc	7,100	126,229
Ulvac Inc	13,000	439,607
		5,784,566
Software - 0.4%
Appier Group Inc	16,800	147,814
Cybozu Inc	6,700	138,517
Digital Arts Inc	3,000	148,133
Freee KK (b)	12,100	341,471
Fuji Soft Inc	5,600	383,869
Justsystems Corp	8,000	190,796
Money Forward Inc (b)	12,200	364,259
OBIC Business Consultants Co Ltd	8,200	391,074
PKSHA Technology Inc (b)	5,000	98,965
Plus Alpha Consulting Co Ltd	7,400	86,225
Rakus Co Ltd	25,100	378,220
Sansan Inc (b)	19,300	262,949
Systena Corp	68,900	179,261
WingArc1st Inc	5,100	135,900
		3,247,453
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	63,500	1,114,959
Eizo Corp	8,500	121,514
Elecom Co Ltd	11,600	136,137
Konica Minolta Inc (b)	125,600	385,505
MCJ Co Ltd	17,800	166,696
Riso Kagaku Corp	10,200	87,461
Sun Corp	3,600	196,391
Toshiba TEC Corp	7,200	135,006
Wacom Co Ltd	34,400	131,604
		2,475,273
TOTAL INFORMATION TECHNOLOGY		28,641,506

Materials - 3.6%
Chemicals - 2.3%
ADEKA Corp	21,600	387,721
Aica Kogyo Co Ltd	15,000	347,251
Air Water Inc (Osaka)	50,200	682,535
Artience Co Ltd	9,600	196,928
ASAHI YUKIZAI CORP	3,000	78,473
C Uyemura & Co Ltd	2,800	180,753
Chugoku Marine Paints Ltd	10,100	146,223
Daicel Corp	61,500	521,963
Denka Co Ltd	22,100	301,598
DIC Corp	21,100	410,253
Fujimi Inc	14,200	185,619
Fuso Chemical Co Ltd	5,400	130,676
Ise Chemicals Corp (c)	500	77,738
JCU Corp	5,700	125,577
Kaneka Corp	11,800	287,696
Kansai Paint Co Ltd	38,200	574,416
KeePer Technical Laboratory Co Ltd	3,600	104,490
KH Neochem Co Ltd	8,400	148,342
Konishi Co Ltd	14,300	112,016
Kumiai Chemical Industry Co Ltd	20,300	107,903
Kuraray Co Ltd	80,300	938,024
Kureha Corp	9,200	160,797
Lintec Corp	10,000	190,516
Mitsubishi Gas Chemical Co Inc	41,500	630,569
Mitsui Chemicals Inc	49,700	1,092,145
Nihon Parkerizing Co Ltd	23,900	198,414
Nippon Kayaku Co Ltd	36,600	344,165
Nippon Shokubai Co Ltd	28,100	329,189
Nippon Soda Co Ltd	11,500	215,152
Nissan Chemical Corp	34,100	997,379
NOF Corp	56,500	847,619
Okamoto Industries Inc	2,500	87,949
Osaka Soda Co Ltd	19,900	207,379
PILLAR Corp /Japan (c)	5,000	126,941
Resonac Holdings Corp	48,073	874,350
Sakata INX Corp	11,100	143,621
Sanyo Chemical Industries Ltd	3,300	83,089
Shikoku Kasei Holdings Corp	7,600	97,485
Shin-Etsu Polymer Co Ltd	10,500	107,291
Sumitomo Bakelite Co Ltd	20,800	482,686
Sumitomo Chemical Co Ltd	409,600	990,130
T Hasegawa Co Ltd	8,600	171,783
Taiyo Holdings Co Ltd	10,400	384,781
Takasago International Corp	3,400	159,323
Teijin Ltd	49,400	414,203
Toagosei Co Ltd	23,300	218,611
Tokai Carbon Co Ltd	56,000	361,356
Tokuyama Corp	16,900	344,970
Tokyo Ohka Kogyo Co Ltd	26,100	572,637
Tosoh Corp	76,100	1,072,762
Toyobo Co Ltd	23,900	147,933
UBE Corp	26,500	388,793
Zacros Corp	4,100	113,554
Zeon Corp	38,200	373,103
		18,976,870
Construction Materials - 0.2%
Krosaki Harima Corp	5,200	90,740
Maeda Kosen Co Ltd	11,300	161,462
Mitani Sekisan Co Ltd	2,200	104,168
Shinagawa Refractories Co Ltd	6,900	79,337
Sumitomo Osaka Cement Co Ltd	8,300	226,860
Taiheiyo Cement Corp	30,800	829,302
		1,491,869
Containers & Packaging - 0.2%
FP Corp	12,900	277,885
Fuji Seal International Inc	10,700	190,831
Rengo Co Ltd	52,600	292,835
Toyo Seikan Group Holdings Ltd	31,700	552,500
		1,314,051
Metals & Mining - 0.7%
ARE Holdings Inc	22,100	274,357
Daido Steel Co Ltd	35,900	269,037
Dowa Holdings Co Ltd	14,600	468,435
Kobe Steel Ltd	103,700	1,216,183
Kyoei Steel Ltd	5,400	75,762
Maruichi Steel Tube Ltd	17,500	412,593
Mitsubishi Materials Corp	34,700	547,307
Mitsui Mining & Smelting Co Ltd	14,500	394,212
Nippon Light Metal Holdings Co Ltd	15,800	164,431
Nittetsu Mining Co Ltd	3,100	134,424
Osaka Steel Co Ltd	2,200	36,696
Tokyo Steel Manufacturing Co Ltd	14,800	167,170
UACJ Corp	10,000	336,760
Yamato Kogyo Co Ltd	10,800	641,217
Yodogawa Steel Works Ltd	5,200	210,575
		5,349,159
Paper & Forest Products - 0.2%
Daio Paper Corp	24,000	152,916
Hokuetsu Corp (c)	28,700	219,596
Nippon Paper Industries Co Ltd	26,900	208,457
Oji Holdings Corp	222,900	1,052,208
		1,633,177
TOTAL MATERIALS		28,765,126

Real Estate - 3.5%
Diversified REITs - 1.0%
Activia Properties Inc	187	447,947
Daiwa House REIT Investment Corp	632	1,057,754
Hankyu Hanshin REIT Inc (c)	167	168,659
Heiwa Real Estate REIT Inc	293	269,680
Hulic Reit Inc	360	368,359
KDX Realty Investment Corp	1,141	1,185,848
Mirai Corp	538	156,155
Mori Trust Reit Inc	741	328,573
NIPPON REIT Investment Corp	466	271,817
Nomura Real Estate Master Fund Inc	1,092	1,086,043
NTT UD REIT Investment Corp	409	383,884
Sekisui House Reit Inc	1,199	645,706
Star Asia Investment Corp	694	265,504
Takara Leben Real Estate Investment Corp	243	144,630
Tokyu REIT Inc	230	287,621
United Urban Investment Corp	808	848,801
		7,916,981
Hotel & Resort REITs - 0.1%
Hoshino Resorts REIT Inc	159	244,204
Invincible Investment Corp	2,100	866,555
Japan Hotel REIT Investment Corp	1,396	689,310
		1,800,069
Industrial REITs - 0.6%
CRE Logistics REIT Inc	159	159,467
GLP J-REIT	1,288	1,109,817
Industrial & Infrastructure Fund Investment Corp	657	536,702
Japan Logistics Fund Inc	683	446,639
LaSalle Logiport REIT	493	469,278
Mitsubishi Estate Logistics REIT Investment Corp	392	319,675
Mitsui Fudosan Logistics Park Inc	835	595,094
Nippon Prologis REIT Inc	625	1,032,050
SOSiLA Logistics REIT Inc	193	149,157
		4,817,879
Office REITs - 0.5%
Daiwa Office Investment Corp	146	312,463
Global One Real Estate Investment Corp	276	230,290
Ichigo Office REIT Investment Corp	281	163,907
Japan Excellent Inc	329	297,062
Japan Prime Realty Investment Corp	232	572,779
Japan Real Estate Investment Corp	1,765	1,398,619
Mori Hills REIT Investment Corp	426	391,498
Orix JREIT Inc	721	906,671
		4,273,289
Real Estate Management & Development - 0.7%
Aeon Mall Co Ltd	28,400	544,244
Goldcrest Co Ltd	4,000	91,621
Heiwa Real Estate Co Ltd	5,400	177,319
Ichigo Inc	59,500	159,799
Kasumigaseki Capital Co Ltd (c)	1,800	154,469
Katitas Co Ltd	14,000	202,294
Keihanshin Building Co Ltd	8,300	87,191
Leopalace21 Corp	44,200	180,534
Nomura Real Estate Holdings Inc	151,400	896,773
Relo Group Inc	25,500	335,470
Starts Corp Inc	9,000	244,230
Sun Frontier Fudousan Co Ltd	8,200	111,776
Tokyo Tatemono Co Ltd	51,600	925,102
Tokyu Fudosan Holdings Corp	158,400	1,109,406
Tosei Corp	7,900	132,606
		5,352,834
Residential REITs - 0.3%
Advance Residence Investment Corp	786	809,748
Comforia Residential REIT Inc	195	378,871
Daiwa Securities Living Investment Corporation	529	333,724
Nippon Accommodations Fund Inc	623	507,620
Samty Residential Investment Corp	107	69,373
		2,099,336
Retail REITs - 0.3%
AEON REIT Investment Corp	472	412,645
Frontier Real Estate Investment Corp	711	394,337
Fukuoka REIT Corp	196	214,259
Japan Metropolitan Fund Invest	1,983	1,318,949
		2,340,190
TOTAL REAL ESTATE		28,600,578

Utilities - 0.8%
Electric Utilities - 0.6%
Chugoku Electric Power Co Inc/The	84,200	446,264
Hokkaido Electric Power Co Inc (c)	47,200	223,488
Hokuriku Electric Power Co	46,300	237,199
Kyushu Electric Power Co Inc	117,300	1,042,311
Shikoku Electric Power Co Inc	46,000	377,221
Tohoku Electric Power Co Inc	131,100	938,459
Tokyo Electric Power Co Holdings Inc (b)	419,500	1,283,316
		4,548,258
Gas Utilities - 0.2%
K&O Energy Group Inc	3,600	69,618
Nippon Gas Co Ltd	28,200	518,815
Shizuoka Gas Co Ltd	10,700	88,007
Toho Gas Co Ltd	20,200	602,270
		1,278,710
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	40,100	702,408
TOTAL UTILITIES		6,529,376

TOTAL JAPAN		291,164,837
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
RTL Group SA (Germany) (b)(c)	10,737	437,883
SES SA Series A depository receipt	100,659	531,159
		969,042
Materials - 0.0%
Metals & Mining - 0.0%
APERAM SA	11,973	346,414
TOTAL LUXEMBOURG		1,315,456
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
SJM Holdings Ltd (b)(c)	786,000	218,907
Wynn Macau Ltd	436,000	291,769

TOTAL MACAU		510,676
NETHERLANDS - 1.1%
Communication Services - 0.0%
Media - 0.0%
Havas NV	178,744	295,271
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)(e)	13,723	309,834
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Redcare Pharmacy NV (b)(d)(e)	4,234	628,819
Sligro Food Group NV	6,155	82,836
		711,655
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	36,176	759,806
SBM Offshore NV rights (b)(g)	36,700	35,780
		795,586
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	16,123	665,574
TOTAL ENERGY		1,461,160

Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd	9,505	282,330
Van Lanschot Kempen NV depository receipt	7,769	449,297
		731,627
Health Care - 0.0%
Biotechnology - 0.0%
Pharming Group NV (b)(c)	183,636	161,433
Pharmaceuticals - 0.0%
Pharvaris NV (b)(c)	3,797	70,168
TOTAL HEALTH CARE		231,601

Industrials - 0.5%
Air Freight & Logistics - 0.0%
PostNL NV (c)	91,183	92,812
PostNL NV rights (b)(c)(g)	91,183	4,132
		96,944
Construction & Engineering - 0.2%
Fugro NV	32,095	374,497
Fugro NV rights (b)(g)	32,095	27,269
Koninklijke BAM Groep NV (b)	74,888	504,780
Koninklijke Heijmans N.V depository receipt	6,863	350,330
		1,256,876
Electrical Equipment - 0.1%
TKH Group NV depository receipt	11,124	437,283
Machinery - 0.1%
Aalberts NV	27,188	897,510
Aalberts NV rights (b)(g)	27,633	35,373
		932,883
Professional Services - 0.1%
Arcadis NV	19,850	957,949
Brunel International NV (c)	5,618	58,934
		1,016,883
TOTAL INDUSTRIALS		3,740,869

Information Technology - 0.0%
Software - 0.0%
TomTom NV (b)(c)	18,554	97,738
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	14,539	309,481
OCI NV	29,207	241,536
		551,017
Metals & Mining - 0.0%
AMG Critical Materials NV (c)	8,783	155,715
TOTAL MATERIALS		706,732

Real Estate - 0.1%
Retail REITs - 0.1%
Eurocommercial Properties NV	12,067	347,904
Wereldhave NV (b)	10,550	198,635
		546,539
TOTAL NETHERLANDS		8,833,026
NEW ZEALAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Spark New Zealand Ltd	506,128	627,055
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	253,933	333,070
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (b)	298,439	543,379
Passenger Airlines - 0.0%
Air New Zealand Ltd	472,827	163,550
TOTAL INDUSTRIALS		706,929

Real Estate - 0.1%
Industrial REITs - 0.1%
Goodman Property Trust	299,789	326,790
Retail REITs - 0.0%
Kiwi Property Group Ltd	435,854	213,696
TOTAL REAL ESTATE		540,486

Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	917	4,831
Mercury NZ Ltd	192,816	639,826
		644,657
TOTAL NEW ZEALAND		2,852,197
NIGERIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Airtel Africa PLC (d)(e)	250,533	572,613
NORWAY - 1.7%
Communication Services - 0.2%
Media - 0.2%
Schibsted ASA A Shares	19,588	594,226
Schibsted ASA B Shares	27,247	783,095
		1,377,321
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	43,843	324,922
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	25,262	236,511
Grieg Seafood ASA (c)	14,380	90,191
Leroy Seafood Group ASA	74,231	323,656
		650,358
Energy - 0.3%
Energy Equipment & Services - 0.1%
Aker Solutions ASA	81,824	220,695
BW Offshore Ltd	25,783	70,508
DOF Group ASA A Shares (b)	40,927	318,064
Odfjell Drilling Ltd	25,219	130,417
TGS ASA	54,412	402,465
		1,142,149
Oil, Gas & Consumable Fuels - 0.2%
BLUENORD ASA (b)(c)	6,615	378,966
DNO ASA A Shares (c)	118,048	135,121
FLEX LNG Ltd	8,946	215,838
Frontline PLC (Norway) (c)	39,492	663,363
		1,393,288
TOTAL ENERGY		2,535,437

Financials - 0.6%
Banks - 0.4%
SpareBank 1 Nord Norge	26,066	347,466
Sparebank 1 Oestlandet	12,878	214,151
SpareBank 1 SMN	35,501	642,017
SpareBank 1 Sor-Norge ASA	56,792	902,916
		2,106,550
Insurance - 0.2%
Protector Forsikring ASA	14,894	523,267
Storebrand ASA A Shares	117,334	1,408,676
		1,931,943
TOTAL FINANCIALS		4,038,493

Industrials - 0.4%
Construction & Engineering - 0.0%
Norconsult Norge AS	30,487	137,733
Industrial Conglomerates - 0.0%
Aker ASA A Shares	5,898	340,158
Machinery - 0.2%
AutoStore Holdings Ltd (b)(d)(e)	333,117	148,893
Hexagon Composites ASA (b)	38,697	69,036
TOMRA Systems ASA (b)	60,955	952,111
		1,170,040
Marine Transportation - 0.2%
Golden Ocean Group Ltd (Norway) (c)	35,907	275,083
Hoegh Autoliners ASA	28,478	227,202
MPC Container Ships ASA	101,762	149,659
Odfjell SE A Shares (c)	5,262	49,315
Stolt-Nielsen Ltd	6,206	138,993
Wallenius Wilhelmsen ASA	29,003	208,391
Wilh Wilhelmsen Holding ASA A Shares	3,812	142,170
		1,190,813
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA (b)	209,676	274,404
TOTAL INDUSTRIALS		3,113,148

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	48,867	239,557
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (b)(c)	50,859	501,091
Software - 0.0%
Crayon Group Holding ASA (b)(d)(e)	22,164	264,177
TOTAL INFORMATION TECHNOLOGY		1,004,825

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(d)(e)	81,211	142,073
Containers & Packaging - 0.0%
Elopak ASA (c)	37,321	151,926
TOTAL MATERIALS		293,999

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (b)(d)(e)	15,149	174,448
TOTAL NORWAY		13,512,951
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Hochschild Mining PLC (b)	90,810	341,525
PORTUGAL - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	56,661	235,892
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	218,469	277,192
Financials - 0.2%
Banks - 0.2%
Banco Comercial Portugues SA	1,658,375	1,059,206
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	20,794	183,034
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (c)	26,490	104,792
TOTAL INDUSTRIALS		287,826

Materials - 0.1%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	11,434	98,572
Paper & Forest Products - 0.1%
Altri SGPS SA (c)	20,394	140,307
Navigator Co SA/The	58,639	222,272
Semapa-Sociedade de Investimento e Gestao	3,936	73,527
		436,106
TOTAL MATERIALS		534,678

Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	109,250	358,296
TOTAL PORTUGAL		2,753,090
SINGAPORE - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (e)	811,400	568,246
Wireless Telecommunication Services - 0.0%
StarHub Ltd	172,400	154,530
TOTAL COMMUNICATION SERVICES		722,776

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	265,100	196,236
Sheng Siong Group Ltd	184,500	248,582
		444,818
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (d)(e)	26,513	263,514
Hafnia Ltd	84,932	390,641
		654,155
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd	36,500	173,861
Yangzijiang Financial Holding Ltd	607,800	331,385
		505,246
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd	146,000	101,177
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	227,700	176,280
TOTAL HEALTH CARE		277,457

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd	418,500	183,157
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	585,900	687,365
Machinery - 0.1%
Seatrium Ltd (b)	606,400	890,530
Transportation Infrastructure - 0.1%
SATS Ltd	249,058	537,097
SIA Engineering Co Ltd	79,600	136,538
		673,635
TOTAL INDUSTRIALS		2,434,687

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	73,500	652,461
Semiconductors & Semiconductor Equipment - 0.0%
UMS Integration Ltd	170,100	140,663
TOTAL INFORMATION TECHNOLOGY		793,124

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,181,730	362,259
Real Estate - 1.1%
Diversified REITs - 0.1%
Mapletree Pan Asia Commercial Trust	658,400	616,605
Suntec Real Estate Investment Trust	567,800	500,610
		1,117,215
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	126,800	410,761
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	738,100	482,944
CDL Hospitality Trusts unit	226,100	137,676
Far East Hospitality Trust unit	283,500	118,336
Frasers Hospitality Trust unit	202,600	101,823
		840,779
Industrial REITs - 0.3%
AIMS APAC REIT	154,173	145,364
ESR-REIT	175,786	296,229
Frasers Logistics & Commercial Trust (e)	784,000	537,775
Mapletree Industrial Trust	586,745	907,624
Mapletree Logistics Trust	972,175	836,588
		2,723,580
Office REITs - 0.1%
Keppel REIT	692,600	453,729
Real Estate Management & Development - 0.2%
Capitaland India Trust	273,165	203,801
City Developments Ltd	138,000	525,441
Hong Fok Corp Ltd	88,300	49,681
UOL Group Ltd	129,100	571,097
		1,350,020
Retail REITs - 0.2%
CapitaLand China Trust	322,300	170,162
Frasers Centrepoint Trust	372,694	645,656
Lendlease Global Commercial REIT	464,383	183,209
PARAGON REIT	311,900	234,044
Starhill Global REIT	400,411	151,890
		1,384,961
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	259,500	129,816
Keppel DC REIT	513,592	849,711
		979,527
TOTAL REAL ESTATE		9,260,572

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,623	173,060
TOTAL SINGAPORE		15,628,154
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Pan African Resources PLC	551,735	326,840
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)(e)	35,257	267,899
TOTAL SOUTH AFRICA		594,739
SPAIN - 1.8%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	25,592	161,195
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
CIE Automotive SA	11,595	305,398
Gestamp Automocion SA (c)(d)(e)	48,813	144,880
		450,278
Hotels, Restaurants & Leisure - 0.0%
eDreams ODIGEO SA (b)	23,938	199,319
Melia Hotels International SA	30,354	219,042
		418,361
Household Durables - 0.0%
Neinor Homes SA (d)(e)	6,436	111,698
TOTAL CONSUMER DISCRETIONARY		980,337

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (b)	4,035	104,220
Food Products - 0.1%
Viscofan SA	10,826	780,005
TOTAL CONSUMER STAPLES		884,225

Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	12,929	216,770
Financials - 0.5%
Banks - 0.4%
Bankinter SA	185,417	2,150,909
Unicaja Banco SA (d)(e)	285,421	541,917
		2,692,826
Insurance - 0.1%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,663	218,469
Mapfre SA	253,484	899,957
		1,118,426
TOTAL FINANCIALS		3,811,252

Health Care - 0.1%
Biotechnology - 0.0%
Pharma Mar SA	3,793	319,475
Pharmaceuticals - 0.1%
Almirall SA	20,362	224,904
Laboratorios Farmaceuticos Rovi SA	5,675	331,411
		556,315
TOTAL HEALTH CARE		875,790

Industrials - 0.3%
Air Freight & Logistics - 0.1%
Logista Integral SA	16,549	564,676
Commercial Services & Supplies - 0.0%
Befesa SA (d)(e)	9,410	284,625
Prosegur Cash SA (d)(e)	83,530	72,484
Prosegur Comp Securidad SA	37,027	102,978
		460,087
Construction & Engineering - 0.1%
Sacyr SA	155,054	566,305
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	5,203	253,451
Fluidra SA	26,202	603,157
Talgo SA (b)(c)(d)(e)	19,005	68,465
		925,073
TOTAL INDUSTRIALS		2,516,141

Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	21,743	690,176
Materials - 0.2%
Containers & Packaging - 0.1%
Vidrala SA	5,954	646,170
Metals & Mining - 0.1%
Acerinox SA	50,998	573,976
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (c)	33,790	108,712
TOTAL MATERIALS		1,328,858

Real Estate - 0.2%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	108,631	1,225,704
Office REITs - 0.0%
Inmobiliaria Colonial Socimi SA	87,102	562,932
Real Estate Management & Development - 0.0%
Aedas Homes SL (d)(e)	2,412	77,601
TOTAL REAL ESTATE		1,866,237

Utilities - 0.2%
Gas Utilities - 0.1%
Enagas SA	64,792	1,010,713
Independent Power and Renewable Electricity Producers - 0.1%
Audax Renovables SA	44,509	76,237
Grenergy Renovables SA (b)	3,540	202,520
Solaria Energia y Medio Ambiente SA (b)(c)	20,750	155,943
		434,700
TOTAL UTILITIES		1,445,413

TOTAL SPAIN		14,776,394
SWEDEN - 5.3%
Communication Services - 0.1%
Entertainment - 0.1%
Embracer Group AB B Shares (b)	36,002	453,158
Modern Times Group MTG AB B Shares (b)	23,446	281,871
Paradox Interactive AB	9,796	192,059
		927,088
Interactive Media & Services - 0.0%
Hemnet Group AB (b)	23,801	815,077
TOTAL COMMUNICATION SERVICES		1,742,165

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Dometic Group AB (d)	84,257	302,839
Broadline Retail - 0.0%
Boozt AB (b)(d)(e)	15,906	139,139
Rusta AB	14,936	123,407
		262,546
Distributors - 0.0%
MEKO AB	11,203	146,970
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	21,469	176,141
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	32,536	571,244
Scandic Hotels Group AB (d)(e)	42,531	328,482
SkiStar AB B Shares	11,557	199,561
		1,099,287
Household Durables - 0.1%
Electrolux AB B Shares (b)	59,656	370,324
JM AB	16,858	269,295
		639,619
Leisure Products - 0.3%
Asmodee Group AB B Shares	35,659	392,911
MIPS AB (e)	7,339	259,528
Thule Group AB (d)(e)	29,560	672,827
		1,325,266
Specialty Retail - 0.1%
Bilia AB A Shares	17,066	214,881
Clas Ohlson AB B Shares	10,692	303,321
Synsam AB	31,247	158,409
		676,611
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	24,269	296,285
TOTAL CONSUMER DISCRETIONARY		4,925,564

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Axfood AB B Shares	30,121	842,347
Food Products - 0.2%
AAK AB	50,104	1,308,391
Cloetta AB B Shares	48,782	141,821
		1,450,212
TOTAL CONSUMER STAPLES		2,292,559

Financials - 0.5%
Banks - 0.0%
Norion Bank AB (b)	17,462	71,407
Capital Markets - 0.4%
Avanza Bank Holding AB	34,492	1,150,864
Bure Equity AB	15,445	517,736
Nordnet AB	38,038	999,602
Ratos AB B Shares	57,339	194,818
		2,863,020
Consumer Finance - 0.0%
Hoist Finance AB (b)(d)(e)	12,944	115,171
Financial Services - 0.1%
Creades AB A Shares	14,459	115,397
Kinnevik AB B Shares	66,257	528,383
Svolder AB B Shares	24,714	145,745
		789,525
TOTAL FINANCIALS		3,839,123

Health Care - 0.9%
Biotechnology - 0.2%
BioArctic AB B Shares (b)(c)(d)(e)	9,844	199,620
BioGaia AB B Shares	25,461	270,007
BoneSupport Holding AB (b)(d)(e)	15,235	497,772
Vitrolife AB	20,687	337,310
		1,304,709
Health Care Equipment & Supplies - 0.3%
Arjo AB B Shares	59,925	199,884
Elekta AB B Shares	102,307	518,653
Getinge AB B Shares	62,898	1,211,692
Surgical Science Sweden AB (b)	9,483	135,100
Vimian Group AB (b)	48,618	195,971
Xvivo Perfusion AB (b)	6,964	229,984
		2,491,284
Health Care Providers & Services - 0.1%
Ambea AB (d)(e)	22,119	267,291
Attendo AB (b)(d)(e)	27,779	188,537
Medicover Ab B Shares	18,257	456,165
		911,993
Health Care Technology - 0.1%
Sectra AB B Shares	37,381	1,147,091
Life Sciences Tools & Services - 0.1%
AddLife AB B Shares	32,105	607,855
Biotage AB A Shares	18,542	270,106
		877,961
Pharmaceuticals - 0.1%
Camurus AB (b)	9,632	618,847
SwedenCare AB	15,646	62,483
		681,330
TOTAL HEALTH CARE		7,414,368

Industrials - 1.1%
Aerospace & Defense - 0.0%
INVISIO AB	9,985	399,793
Building Products - 0.1%
Inwido AB	14,470	307,200
Lindab International AB	20,789	437,912
Munters Group AB (d)(e)	35,840	459,426
		1,204,538
Commercial Services & Supplies - 0.3%
Bravida Holding AB (d)(e)	56,774	539,222
Loomis AB	19,462	813,476
Sdiptech AB B Shares (b)	8,606	192,501
		1,545,199
Construction & Engineering - 0.3%
Instalco AB (e)	64,741	180,046
NCC AB B Shares	23,236	434,165
Peab AB B Shares	47,238	392,204
Sweco AB B Shares	54,735	958,734
		1,965,149
Electrical Equipment - 0.0%
AQ Group AB	16,498	265,422
Hexatronic Group AB (b)(c)	47,684	126,542
		391,964
Industrial Conglomerates - 0.1%
Nolato AB B Shares	53,409	299,771
Storskogen Group AB B Shares	378,333	492,806
		792,577
Machinery - 0.2%
Alimak Group AB (d)(e)	19,124	241,387
Electrolux Professional AB B Shares (b)	65,934	384,055
Engcon AB B Shares	11,465	110,788
Husqvarna AB B Shares	97,582	454,821
Troax Group AB	10,687	148,383
VBG Group AB B Shares	4,477	125,248
		1,464,682
Professional Services - 0.1%
AFRY AB B Shares	26,695	462,616
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	6,464	73,698
Bufab AB	7,396	306,231
		379,929
TOTAL INDUSTRIALS		8,606,447

Information Technology - 0.6%
Communications Equipment - 0.1%
HMS Networks AB (b)	9,075	405,044
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	21,390	851,130
Ncab Group Ab	48,695	214,216
		1,065,346
IT Services - 0.1%
Addnode Group AB B Shares	34,446	297,578
Atea ASA	21,741	296,751
		594,329
Software - 0.3%
Fortnox AB	134,033	1,206,166
Truecaller AB B Shares	66,676	501,855
Vitec Software Group AB B Shares	9,136	416,841
Yubico AB (c)	13,169	263,775
		2,388,637
TOTAL INFORMATION TECHNOLOGY		4,453,356

Materials - 0.4%
Chemicals - 0.0%
Hexpol AB B Shares	72,087	624,249
Containers & Packaging - 0.1%
Billerud Aktiebolag	61,377	646,441
Metals & Mining - 0.3%
Alleima AB	52,271	409,656
Granges AB	29,528	368,737
SSAB AB A Shares	60,246	380,219
SSAB AB B Shares	173,362	1,077,247
		2,235,859
TOTAL MATERIALS		3,506,549

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Atrium Ljungberg AB B Shares	65,045	230,792
Castellum AB (b)	106,098	1,284,856
Catena AB	12,565	589,933
Cibus Nordic Real Estate AB publ	17,444	301,487
Corem Property Group AB B Shares (c)	161,170	81,405
Dios Fastigheter AB	29,297	203,689
Fabege AB	64,333	548,782
FastPartner AB A Shares	15,515	90,886
Hufvudstaden AB A Shares	30,961	376,382
NP3 Fastigheter AB	8,536	222,110
Nyfosa AB (b)	46,194	433,479
Pandox AB B Shares	29,877	498,285
Platzer Fastigheter Holding AB B Shares	13,065	102,460
Samhallsbyggnadsbolaget i Norden AB B Shares (c)	298,974	121,316
Wallenstam AB B Shares	98,478	485,997
Wihlborgs Fastigheter AB	75,852	784,771
		6,356,630
TOTAL SWEDEN		43,136,761
SWITZERLAND - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	18,212	979,721
Media - 0.0%
TX Group AG	709	159,264
TOTAL COMMUNICATION SERVICES		1,138,985

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	821	123,147
Specialty Retail - 0.0%
Mobilezone Holding AG (c)	10,955	150,252
TOTAL CONSUMER DISCRETIONARY		273,399

Consumer Staples - 0.2%
Food Products - 0.2%
Aryzta AG (b)	261,940	655,684
Emmi AG	586	574,391
		1,230,075
Financials - 0.5%
Banks - 0.1%
Valiant Holding AG	4,325	637,208
Capital Markets - 0.3%
EFG International AG	26,097	392,712
Swissquote Group Holding SA	2,942	1,507,804
Vontobel Holding AG	7,775	560,505
		2,461,021
Consumer Finance - 0.1%
Cembra Money Bank AG	8,239	993,252
TOTAL FINANCIALS		4,091,481

Health Care - 0.7%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (b)	3,399	182,027
Kuros Biosciences AG (b)(c)	7,460	241,511
		423,538
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	1,944	313,735
Medmix AG (d)(e)	7,023	87,984
Metall Zug AG Series B	53	66,142
Ypsomed Holding AG	1,137	481,470
		949,331
Health Care Providers & Services - 0.2%
Galenica AG (d)(e)	13,784	1,442,949
Life Sciences Tools & Services - 0.4%
Bachem Holding AG Series B (b)	9,213	562,034
Siegfried Holding AG	11,170	1,326,298
SKAN Group AG	3,438	279,921
Tecan Group AG	3,492	675,257
		2,843,510
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (b)(c)	952	226,999
TOTAL HEALTH CARE		5,886,327

Industrials - 2.1%
Building Products - 0.5%
Arbonia Ag	14,169	107,124
Belimo Holding AG	2,704	2,286,778
dormakaba Holding AG Series B	863	725,658
Forbo Holding AG	267	255,241
Schweiter Technologies AG (c)	269	123,850
Zehnder Group AG	2,189	145,341
		3,643,992
Construction & Engineering - 0.1%
Burkhalter Holding AG	1,936	287,579
Implenia AG	3,388	191,700
		479,279
Electrical Equipment - 0.2%
Accelleron Industries AG	25,929	1,386,692
Huber + Suhner AG	3,985	350,048
R&S Group Holding AG Series A	6,085	146,273
		1,883,013
Machinery - 0.9%
Bucher Industries AG	1,829	786,690
Burckhardt Compression Holding AG	897	606,441
Bystronic AG (c)	403	123,046
Daetwyler Holdings Ag	2,087	300,401
Georg Fischer AG	21,451	1,543,817
Interroll Holding AG	197	429,636
Kardex Holding AG	1,717	429,588
Komax Holding AG (b)(c)	970	120,817
OC Oerlikon Corp AG Pfaffikon	51,234	216,768
Rieter Holding AG	689	58,436
Sfs Group Ag (b)	4,789	644,065
Stadler Rail AG (c)	15,275	401,238
Sulzer AG	5,165	871,107
		6,532,050
Professional Services - 0.1%
Adecco Group AG	46,186	1,198,648
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,566	341,148
DKSH Holding AG	9,794	721,482
		1,062,630
Transportation Infrastructure - 0.2%
Flughafen Zurich Ag Kloten	5,488	1,379,065
TOTAL INDUSTRIALS		16,178,677

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,607	489,684
Comet Holding AG	2,050	527,061
Inficon Holding AG	4,750	501,848
Landis+Gyr Group AG	6,819	437,057
LEM Holding SA	142	118,025
Sensirion Holding AG (b)(d)(e)	2,598	200,512
		2,274,187
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG	1,877	189,440
TOTAL INFORMATION TECHNOLOGY		2,463,627

Materials - 0.1%
Chemicals - 0.1%
Clariant AG	58,979	656,712
Containers & Packaging - 0.0%
Vetropack Holding AG Series A	3,696	127,625
TOTAL MATERIALS		784,337

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	4,111	905,531
Hiag Immobilien Holding AG	1,262	152,904
International Workplace Group PLC	206,406	508,618
Intershop Holding AG	1,419	232,445
Mobimo Holding AG	1,991	768,321
PSP Swiss Property AG	12,625	2,247,062
		4,814,881
TOTAL SWITZERLAND		36,861,789
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	202,694	289,580
UKRAINE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ferrexpo PLC (b)(c)	82,983	65,138
UNITED KINGDOM - 12.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Gamma Communications PLC	25,243	448,775
Interactive Media & Services - 0.4%
Baltic Classifieds Group PLC	127,587	578,120
MONY Group PLC	141,479	380,492
Rightmove PLC	215,194	2,115,930
Trustpilot Group PLC (b)(d)(e)	97,416	290,551
		3,365,093
Media - 0.2%
4imprint Group PLC	7,817	354,202
Future PLC	29,103	273,050
ITV PLC	930,139	992,917
YouGov PLC (c)	33,453	127,507
		1,747,676
TOTAL COMMUNICATION SERVICES		5,561,544

Consumer Discretionary - 2.6%
Automobile Components - 0.1%
AB Dynamics PLC	5,170	121,265
Dowlais Group PLC	374,195	287,993
		409,258
Automobiles - 0.0%
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)(e)	81,142	73,144
Broadline Retail - 0.2%
B&M European Value Retail SA	276,062	1,237,642
Thg PLC (b)	183,040	60,009
		1,297,651
Distributors - 0.1%
Inchcape PLC	97,364	871,318
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)	28,792	223,704
ME Group International PLC	58,347	156,684
		380,388
Hotels, Restaurants & Leisure - 0.6%
Deliveroo PLC Class A (b)(d)(e)	274,605	623,972
Domino's Pizza Group PLC	98,447	352,929
Greggs PLC	27,970	692,208
Hollywood Bowl Group PLC	45,783	178,774
J D Wetherspoon PLC	23,587	205,424
Just Eat Takeaway.com NV (b)(d)(e)	48,854	1,064,823
Mitchells & Butlers PLC (b)	73,594	242,745
Playtech Plc (b)	67,633	685,022
SSP Group Plc	221,927	437,728
Trainline PLC (b)(d)(e)	124,588	482,840
Young & Co's Brewery PLC Class A	9,028	106,119
		5,072,584
Household Durables - 0.8%
Bellway PLC	32,552	1,163,507
Berkeley Group Holdings PLC	27,859	1,552,953
Crest Nicholson Holdings plc	69,088	165,547
Persimmon PLC	87,883	1,516,726
Taylor Wimpey PLC	972,305	1,527,791
Vistry Group PLC (b)	85,950	720,721
		6,647,245
Leisure Products - 0.2%
Games Workshop Group PLC	9,070	1,862,697
Specialty Retail - 0.4%
AO World PLC (b)	89,256	116,929
ASOS PLC (b)(c)	12,048	46,082
boohoo Group PLC (b)(c)	212,926	61,294
Currys PLC (b)	283,186	418,916
Dunelm Group PLC	36,576	536,681
Frasers Group PLC (b)	30,694	270,797
Moonpig Group PLC	89,165	273,309
Pets at Home Group Plc	121,171	382,073
Watches of Switzerland Group PLC (b)(d)	63,159	297,969
WH Smith PLC	36,011	434,086
		2,838,136
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	98,267	957,000
Coats Group PLC	443,964	428,370
Dr Martens PLC	162,891	119,397
		1,504,767
TOTAL CONSUMER DISCRETIONARY		20,957,188

Consumer Staples - 0.5%
Beverages - 0.1%
AG Barr PLC	31,033	286,195
Fevertree Drinks PLC	28,929	306,502
		592,697
Consumer Staples Distribution & Retail - 0.1%
Ocado Group PLC (b)	148,057	555,048
Food Products - 0.3%
Cranswick PLC	14,873	1,026,741
Hilton Food Group PLC	20,698	245,224
Premier Foods PLC	180,818	480,024
Tate & Lyle PLC	103,717	771,288
		2,523,277
TOTAL CONSUMER STAPLES		3,671,022

Energy - 0.3%
Energy Equipment & Services - 0.2%
Hunting PLC	38,729	132,390
John Wood Group PLC (b)	187,593	46,101
Paratus Energy Services Ltd	23,330	79,520
Subsea 7 SA	61,593	926,554
		1,184,565
Oil, Gas & Consumable Fuels - 0.1%
Harbour Energy PLC	159,855	325,949
Serica Energy PLC	77,164	131,014
TORM PLC Series A	16,131	268,197
Yellow Cake PLC (b)(d)(e)	60,041	343,271
		1,068,431
TOTAL ENERGY		2,252,996

Financials - 2.5%
Banks - 0.0%
Metro Bank Holdings PLC (b)	93,262	125,036
Capital Markets - 1.6%
Aberdeen Group PLC	504,879	993,130
AJ Bell PLC	91,491	513,569
Allfunds Group Plc	84,778	476,362
Alpha Group International PLC (e)	9,920	360,916
Ashmore Group PLC	127,501	245,875
Bridgepoint Group PLC (d)(e)	68,632	244,580
CMC Markets PLC (d)(e)	31,521	101,870
Foresight Group Holdings Ltd	18,582	91,875
IG Group Holdings PLC	97,726	1,387,050
Integrafin Holdings Ltd (e)	78,082	316,862
Intermediate Capital Group PLC	79,799	1,995,091
Investec PLC	168,117	1,054,377
IP Group PLC (b)	265,263	149,184
Jupiter Fund Management PLC	125,226	120,827
Man Group Plc/Jersey	323,357	702,429
Molten Ventures PLC (b)	41,976	148,469
Ninety One PLC	77,589	153,967
Polar Capital Holdings PLC	24,444	127,700
Quilter PLC (d)(e)	381,397	686,189
Rathbones Group PLC	11,424	239,029
St James's Place PLC	149,794	1,874,929
TP ICAP Group PLC	206,011	704,223
XPS Pensions Group PLC (e)	50,633	260,805
		12,949,308
Financial Services - 0.2%
OSB Group PLC	100,850	637,070
Paragon Banking Group PLC	55,810	627,006
		1,264,076
Insurance - 0.7%
Beazley PLC	175,377	2,067,297
Direct Line Insurance Group PLC	361,419	1,363,107
Hiscox Ltd	93,638	1,371,457
Just Group PLC	288,368	541,106
Lancashire Holdings Ltd	67,728	508,169
		5,851,136
TOTAL FINANCIALS		20,189,556

Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	18,333	450,045
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	58,063	149,344
ConvaTec Group PLC (d)(e)	451,433	1,563,022
		1,712,366
Health Care Providers & Services - 0.1%
CVS Group PLC	19,755	283,284
Spire Healthcare Group PLC (d)(e)	75,771	195,295
		478,579
Health Care Technology - 0.0%
Craneware PLC	8,047	193,036
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	159,063	252,048
Pharmaceuticals - 0.0%
Indivior PLC (b)	27,661	313,711
TOTAL HEALTH CARE		3,399,785

Industrials - 2.8%
Aerospace & Defense - 0.3%
Babcock International Group PLC	70,041	750,483
Chemring Group PLC	75,613	402,070
QinetiQ Group PLC	137,685	720,393
Senior PLC	115,721	213,751
		2,086,697
Air Freight & Logistics - 0.1%
International Distribution Services PLC	171,156	836,669
Building Products - 0.1%
Genuit Group PLC	65,474	332,450
Volution Group PLC	54,844	415,155
		747,605
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	112,031	209,025
Mitie Group PLC	332,723	639,412
Renewi PLC	19,634	225,030
Serco Group PLC	284,172	650,255
		1,723,722
Construction & Engineering - 0.3%
Balfour Beatty PLC	141,058	860,233
Keller Group PLC	19,183	363,026
Kier Group PLC	124,907	241,705
Morgan Sindall Group PLC	12,660	596,425
Renew Holdings PLC	21,423	215,555
		2,276,944
Electrical Equipment - 0.0%
DiscoverIE Group PLC	26,180	197,827
Volex PLC (c)	35,641	120,647
		318,474
Ground Transportation - 0.1%
Firstgroup PLC	167,315	385,088
Mobico Group PLC (b)	128,699	53,342
Zigup PLC	59,036	245,866
		684,296
Machinery - 0.7%
Bodycote PLC	50,622	321,128
IMI PLC	70,303	1,656,489
Judges Scientific PLC	1,595	128,390
Morgan Advanced Materials PLC	78,004	204,585
Rotork PLC	232,083	940,263
Vesuvius PLC	56,668	258,434
Weir Group PLC/The	71,393	2,138,870
		5,648,159
Marine Transportation - 0.0%
Clarkson PLC	8,386	367,132
Passenger Airlines - 0.2%
easyJet PLC	84,008	553,742
JET2 PLC	49,988	1,054,579
		1,608,321
Professional Services - 0.1%
GlobalData PLC (c)	80,645	190,769
Hays PLC	441,144	420,946
Pagegroup PLC	86,472	309,999
Rws Holdings PLC	78,779	70,342
SThree PLC	38,447	125,534
		1,117,590
Trading Companies & Distributors - 0.7%
Ashtead Technology Holdings plc	21,290	141,157
Diploma PLC	36,799	1,943,045
Grafton Group PLC unit	49,161	594,697
Howden Joinery Group PLC	150,893	1,546,421
RS GROUP PLC	129,734	891,281
Travis Perkins PLC	58,887	438,696
		5,555,297
TOTAL INDUSTRIALS		22,970,906

Information Technology - 0.6%
Communications Equipment - 0.0%
Spirent Communications PLC (b)	160,227	394,185
Electronic Equipment, Instruments & Components - 0.2%
Oxford Instruments PLC	16,092	351,711
Renishaw PLC	11,108	331,601
Spectris PLC	26,923	717,606
		1,400,918
IT Services - 0.3%
Computacenter PLC	18,854	605,554
Kainos Group PLC	24,143	235,363
NCC Group PLC (c)	84,716	166,190
Softcat PLC	32,822	730,927
		1,738,034
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)(c)	104,254	176,453
Software - 0.1%
Alfa Financial Software Holdings PLC (d)(e)	37,441	110,773
Bytes Technology Group PLC	63,483	428,941
Cerillion PLC	5,011	110,190
FD Technologies PLC (b)(c)	4,426	105,347
GB Group PLC	70,083	228,362
		983,613
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	24,488	143,856
TOTAL INFORMATION TECHNOLOGY		4,837,059

Materials - 0.4%
Chemicals - 0.2%
Elementis PLC	163,676	273,100
Johnson Matthey PLC	43,653	747,567
Victrex PLC	24,143	267,377
		1,288,044
Construction Materials - 0.2%
Breedon Group PLC	76,229	437,448
Ibstock PLC (d)(e)	106,708	255,978
Marshalls PLC	62,012	232,227
SigmaRoc PLC (b)	277,538	335,107
		1,260,760
Metals & Mining - 0.0%
Greatland Gold PLC (b)	2,360,305	418,362
Hill & Smith PLC	22,347	533,095
		951,457
TOTAL MATERIALS		3,500,261

Real Estate - 1.5%
Diversified REITs - 0.4%
British Land Co PLC/The	275,543	1,444,628
LondonMetric Property PLC	565,863	1,450,185
		2,894,813
Health Care REITs - 0.2%
Assura PLC	857,685	555,059
Primary Health Properties PLC	352,425	480,949
Target Healthcare REIT PLC	169,449	221,985
		1,257,993
Industrial REITs - 0.2%
Tritax Big Box REIT PLC	614,974	1,171,993
Urban Logistics REIT PLC	126,853	246,147
		1,418,140
Office REITs - 0.2%
Derwent London PLC	27,707	717,455
Great Portland Estates PLC	95,895	396,178
Workspace Group PLC	39,128	231,788
		1,345,421
Real Estate Management & Development - 0.0%
Grainger PLC	195,461	560,055
Savills PLC	38,087	470,532
		1,030,587
Residential REITs - 0.2%
Empiric Student Property PLC	185,858	225,896
Home Reit PLC (b)(f)	235,236	95,429
PRS REIT Plc/The	141,518	218,023
UNITE Group PLC/The	107,846	1,236,765
		1,776,113
Retail REITs - 0.2%
Hammerson PLC	129,611	436,323
Shaftesbury Capital PLC	400,642	725,085
Supermarket Income Reit PLC	346,124	357,952
		1,519,360
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	51,091	684,975
Safestore Holdings PLC	60,643	508,755
		1,193,730
TOTAL REAL ESTATE		12,436,157

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	100,911	829,767
Multi-Utilities - 0.1%
Telecom Plus PLC	18,739	472,498
Water Utilities - 0.1%
Pennon Group PLC	129,504	866,943
TOTAL UTILITIES		2,169,208

TOTAL UNITED KINGDOM		101,945,682
UNITED STATES - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC (b)	37,564	630,513
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (b)(c)(d)(e)	288,500	66,958
TOTAL CONSUMER DISCRETIONARY		697,471

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diversified Energy Co PLC (c)(e)	15,755	197,684
Financials - 0.1%
Financial Services - 0.1%
Burford Capital Ltd	53,961	737,117
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Inmode Ltd (b)(c)	19,037	268,422
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (b)(d)(e)	4,199	96,866
TOTAL HEALTH CARE		365,288

Industrials - 0.2%
Building Products - 0.1%
Reliance Worldwide Corp Ltd	216,443	581,859
Electrical Equipment - 0.1%
Signify NV (d)(e)	34,976	719,942
Professional Services - 0.0%
Fiverr International Ltd (b)(c)	8,161	207,697
TOTAL INDUSTRIALS		1,509,498

Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(c)	23,994	229,623
Riskified Ltd Class A (b)	23,919	109,788
Sinch AB (b)(d)(e)	187,570	436,638
Vobile Group Ltd (b)(e)	475,000	199,662
		975,711
Materials - 0.1%
Construction Materials - 0.0%
RHI Magnesita NV	4,372	181,497
Metals & Mining - 0.1%
Sims Ltd	44,093	411,564
TOTAL MATERIALS		593,061

TOTAL UNITED STATES		5,075,830
TOTAL COMMON STOCKS (Cost $818,622,844)		796,044,866

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Einhell Germany AG	1,440	107,992
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,417	163,191
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,506	298,110
Machinery - 0.1%
Jungheinrich AG	13,301	479,766
TOTAL INDUSTRIALS		777,876

Materials - 0.2%
Chemicals - 0.2%
FUCHS SE	18,184	907,213
Construction Materials - 0.0%
STO SE & Co KGaA	731	104,342
TOTAL MATERIALS		1,011,555

TOTAL GERMANY		2,060,614
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	10,652	287,439
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	6,400	80,436
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,350,187)		2,428,489

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	860,295	860,467
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	24,433,964	24,436,408
TOTAL MONEY MARKET FUNDS (Cost $25,296,874)			25,296,875

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (k) (Cost $248,185)	4.25	249,000	248,183

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $846,518,090)	824,018,413
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(15,755,151)
NET ASSETS - 100.0%	808,263,262

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	80	Jun 2025	9,978,800	355,869	355,869

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,362,152 or 3.6% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $32,954,504 or 4.1% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $248,183.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,848,708	19,086,945	24,075,186	58,816	-	-	860,467	860,295	0.0%
Fidelity Securities Lending Cash Central Fund	30,090,286	43,077,509	48,731,387	253,286	-	-	24,436,408	24,433,964	0.1%
Total	35,938,994	62,164,454	72,806,573	312,102	-	-	25,296,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	35,910,455	30,272,581	5,637,874	-
Consumer Discretionary	103,303,601	78,591,535	24,712,066	-
Consumer Staples	46,336,842	38,279,440	8,057,402	-
Energy	20,329,285	16,233,691	4,095,594	-
Financials	104,227,117	88,971,583	15,255,534	-
Health Care	45,584,797	38,200,069	7,384,728	-
Industrials	185,104,178	143,686,354	41,417,824	-
Information Technology	66,332,138	57,403,769	8,928,369	-
Materials	76,282,586	42,541,086	33,683,126	58,374
Real Estate	91,949,799	67,732,889	24,121,481	95,429
Utilities	20,684,068	16,753,704	3,930,364	-

Non-Convertible Preferred Stocks
Consumer Discretionary	107,992	107,992	-	-
Consumer Staples	80,436	80,436	-	-
Health Care	163,191	163,191	-	-
Industrials	1,065,315	1,065,315	-	-
Materials	1,011,555	1,011,555	-	-

U.S. Treasury Obligations	248,183	-	248,183	-

Money Market Funds	25,296,875	25,296,875	-	-
Total Investments in Securities:	824,018,413	646,392,065	177,472,545	153,803
Derivative Instruments:

Assets
Futures Contracts	355,869	355,869	-	-
Total Assets	355,869	355,869	-	-
Total Derivative Instruments:	355,869	355,869	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	355,869	0
Total Equity Risk	355,869	0
Total Value of Derivatives	355,869	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,244,021) - See accompanying schedule:
Unaffiliated issuers (cost $821,221,216)	$798,721,538
Fidelity Central Funds (cost $25,296,874)	25,296,875

Total Investment in Securities (cost $846,518,090)		$824,018,413
Segregated cash with brokers for derivative instruments		204,094
Foreign currency held at value (cost $551,204)		550,389
Receivable for investments sold		376,976
Receivable for fund shares sold		48,553
Dividends receivable		5,402,206
Reclaims receivable		2,419,831
Distributions receivable from Fidelity Central Funds		38,521
Prepaid expenses		230
Receivable from investment adviser for expense reductions		19,151
Other receivables		344
Total assets		833,078,708
Liabilities
Payable for investments purchased
Regular delivery	$5,279
Delayed delivery	116,219
Payable for fund shares redeemed	128,116
Accrued management fee	64,137
Payable for daily variation margin on futures contracts	18,525
Other payables and accrued expenses	46,762
Collateral on securities loaned	24,436,408
Total liabilities		24,815,446
Net Assets		$808,263,262
Net Assets consist of:
Paid in capital		$937,983,624
Total accumulated earnings (loss)		(129,720,362)
Net Assets		$808,263,262
Net Asset Value, offering price and redemption price per share ($808,263,262 ÷ 90,509,093 shares)		$8.93
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$13,233,878
Foreign Tax Reclaims		750,950
Interest		8,113
Income from Fidelity Central Funds (including $253,286 from security lending)		312,102
Income before foreign taxes withheld		$14,305,043
Less foreign taxes withheld		(1,390,837)
Total income		12,914,206
Expenses
Management fee	$387,558
Custodian fees and expenses	23,914
Independent trustees' fees and expenses	1,688
Registration fees	7,419
Audit fees	28,950
Legal	1,200
Miscellaneous	1,293
Total expenses before reductions	452,022
Expense reductions	(62,890)
Total expenses after reductions		389,132
Net Investment income (loss)		12,525,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,782,036)
Foreign currency transactions	(193,449)
Futures contracts	(304,459)
Total net realized gain (loss)		(15,279,944)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,521,487
Assets and liabilities in foreign currencies	466,183
Futures contracts	750,255
Total change in net unrealized appreciation (depreciation)		59,737,925
Net gain (loss)		44,457,981
Net increase (decrease) in net assets resulting from operations		$56,983,055
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,525,074	$22,002,280
Net realized gain (loss)	(15,279,944)	(23,378,511)
Change in net unrealized appreciation (depreciation)	59,737,925	139,750,014
Net increase (decrease) in net assets resulting from operations	56,983,055	138,373,783
Distributions to shareholders	(24,540,884)	(22,109,584)

Share transactions
Proceeds from sales of shares	17,739,559	73,474,872
Reinvestment of distributions	24,199,008	22,063,414
Cost of shares redeemed	(40,408,710)	(56,341,347)

Net increase (decrease) in net assets resulting from share transactions	1,529,857	39,196,939
Total increase (decrease) in net assets	33,972,028	155,461,138

Net Assets
Beginning of period	774,291,234	618,830,096
End of period	$808,263,262	$774,291,234

Other Information
Shares
Sold	2,109,255	8,808,522
Issued in reinvestment of distributions	2,915,543	2,754,484
Redeemed	(4,778,702)	(6,660,466)
Net increase (decrease)	246,096	4,902,540

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.58	$7.25	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.25	.23	.24	.09
Net realized and unrealized gain (loss)	.48	1.34	.29	(3.27)	.03
Total from investment operations	.62	1.59	.52	(3.03)	.12
Distributions from net investment income	(.27)	(.26)	(.23)	(.13)	-
Total distributions	(.27)	(.26)	(.23)	(.13)	-
Net asset value, end of period	$8.93	$8.58	$7.25	$6.96	$10.12
Total Return D,E	7.48%	22.16%	7.34%	(30.31)%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.14%	.14%	.14%	.19% H,I
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10% H
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10% H
Net investment income (loss)	3.23% H	2.94%	3.00%	2.85%	2.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$808,263	$774,291	$618,830	$664,180	$873,419
Portfolio turnover rate J	19 % H	16%	13%	20%	1% K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign tax reclaims where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,260,652
Gross unrealized depreciation	(164,102,106)
Net unrealized appreciation (depreciation)	$(31,841,454)
Tax cost	$856,215,736

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(36,889,161)
Long-term	(52,564,545)
Total capital loss carryforward	$(89,453,706)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	74,190,188	79,375,229

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Small Cap Index Fund	602
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Small Cap Index Fund	26,427	26	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $62,686.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $204.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	69%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

% of shares held
Fidelity SAI International Small Cap Index Fund	82%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9903807.103
SCI-SANN-0625
Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity ZERO® Extended Market Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	30,809	514,510
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	52,223	571,842
Liberty Global Ltd Class C (b)	45,400	514,836

TOTAL BELGIUM		1,086,678
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	17,156	123,695
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	14,714	3,559,758
TOTAL BERMUDA		3,683,453
CANADA - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	29,323	126,675
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	7,465	317,785
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	62,690	433,189
Hut 8 Corp (United States) (b)(c)	24,714	304,229
		737,418
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	13,630	106,314
TOTAL CANADA		1,288,192
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	48,991	97,492
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	16,883	203,271
Paper & Forest Products - 0.0%
Mercer International Inc	13,459	60,162
TOTAL GERMANY		263,433
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	139,426	214,716
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	8,112	101,724
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	11,132	106,199
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	11,198	103,021
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	4,530	190,351
TOTAL IRELAND		399,571
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	29,739	433,595
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	39,151	746,610
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	11,835	446,061
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)(c)	15,009	221,533
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	5,125	71,545
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	8,431	45,695
Liberty Latin America Ltd Class C (b)	38,849	213,670
		259,365
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	48,774	957,921
Ofg Bancorp	13,805	543,227
Popular Inc	20,978	2,001,721
		3,502,869
Financial Services - 0.0%
EVERTEC Inc	18,899	641,432
TOTAL FINANCIALS		4,144,301

TOTAL PUERTO RICO		4,403,666
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	6	27
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	16,116	519,419
TOTAL SINGAPORE		519,446
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	21,389	1,994,096
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	27,270	458,136
TOTAL SWEDEN		2,452,232
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	35,843	330,472
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	25,507	986,356
TOTAL SWITZERLAND		1,316,828
THAILAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	4,956	89,852
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	10,731	2,200,499
TOTAL THAILAND		2,290,351
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	10,716	64,403
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	126,923	3,575,421
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	7,746	83,347
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	127,747	5,385,814
TOTAL UNITED KINGDOM		9,108,985
UNITED STATES - 98.1%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	5,523	164,862
AST SpaceMobile Inc Class A (b)(c)	47,941	1,112,711
Atn International Inc	2,886	51,052
Bandwidth Inc Class A (b)	7,470	92,777
Cogent Communications Holdings Inc	12,598	684,701
Frontier Communications Parent Inc (b)	66,175	2,398,844
Globalstar Inc (b)	15,139	290,972
IDT Corp Class B	6,102	306,626
Iridium Communications Inc	32,678	788,520
Lumen Technologies Inc (b)	303,693	1,075,073
Shenandoah Telecommunications Co	13,685	152,451
		7,118,589
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)(c)	115,026	307,119
Atlanta Braves Holdings Inc Class A (b)(c)	2,833	123,094
Atlanta Braves Holdings Inc Class C (b)	11,778	469,471
Cinemark Holdings Inc (c)	31,976	956,402
Eventbrite Inc Class A (b)	22,923	48,597
Lions Gate Entertainment Corp Class A (b)(c)	22,057	195,866
Lions Gate Entertainment Corp Class B (b)	31,789	253,676
Madison Square Garden Entertainment Corp Class A (b)	12,360	400,958
Madison Square Garden Sports Corp Class A (b)	5,039	970,360
Marcus Corp/The	7,131	116,307
Roku Inc Class A (b)	38,462	2,622,339
Sphere Entertainment Co Class A (b)(c)	7,985	217,591
TKO Group Holdings Inc Class A	19,850	3,233,764
Vivid Seats Inc Class A (b)(c)	27,437	77,098
Warner Music Group Corp Class A	43,597	1,327,529
		11,320,171
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	13,084	149,943
Bumble Inc Class A (b)(c)	23,654	99,820
Cargurus Inc Class A (b)	26,419	738,675
Cars.com Inc (b)	17,701	206,040
EverQuote Inc Class A (b)	7,818	185,599
fuboTV Inc (b)(c)	101,905	305,715
IAC Inc Class A (b)	21,074	736,326
Match Group Inc	74,765	2,217,530
MediaAlpha Inc Class A (b)	9,658	81,127
Nextdoor Holdings Inc Class A (b)	58,396	85,842
Outbrain Inc (b)	11,381	40,289
QuinStreet Inc (b)	17,161	300,661
Reddit Inc Class A (b)	31,873	3,715,436
Rumble Inc Class A (b)(c)	35,857	276,816
Shutterstock Inc	6,998	111,688
Snap Inc Class A (b)	323,193	2,572,616
TripAdvisor Inc Class A (b)	33,153	412,755
Trump Media & Technology Group Corp (b)(c)	27,671	679,046
Vimeo Inc Class A (b)	45,811	230,887
Yelp Inc Class A (b)	19,815	695,110
Ziff Davis Inc (b)	12,905	381,085
ZipRecruiter Inc Class A (b)	22,382	115,491
ZoomInfo Technologies Inc (b)	81,297	695,902
		15,034,399
Media - 1.4%
Altice USA Inc Class A (b)(c)	71,938	178,406
AMC Networks Inc Class A (b)	9,472	60,621
Boston Omaha Corp (b)	6,720	104,362
Cable One Inc (c)	1,382	369,367
Cardlytics Inc (b)(c)	15,235	21,938
Clear Channel Outdoor Holdings Inc (b)	96,166	94,647
EchoStar Corp Class A (b)	36,195	813,664
EW Scripps Co/The Class A (b)	18,108	36,397
Gannett Co Inc (b)	34,832	111,462
Gray Media Inc	24,133	80,846
Ibotta Inc Class A (b)(c)	2,034	99,259
iHeartMedia Inc Class A (b)	34,118	35,142
Integral Ad Science Holding Corp (b)(c)	21,600	152,712
Interpublic Group of Cos Inc/The	111,208	2,793,545
John Wiley & Sons Inc Class A	12,336	538,343
Liberty Broadband Corp Class A (b)	6,127	545,609
Liberty Broadband Corp Class C (b)	32,326	2,921,947
Magnite Inc (b)	37,689	448,122
National CineMedia Inc	27,907	159,907
New York Times Co/The Class A	48,822	2,541,673
News Corp Class A	113,428	3,076,168
News Corp Class B	32,915	1,034,189
Nexstar Media Group Inc	8,738	1,307,729
Paramount Global Class B (c)	177,947	2,089,098
PubMatic Inc Class A (b)	11,574	113,078
Scholastic Corp	7,536	135,874
Sinclair Inc Class A	11,167	160,805
Sirius XM Holdings Inc	65,549	1,404,060
Stagwell Inc Class A (b)	32,159	179,447
TechTarget Inc/old	7,692	61,305
TEGNA Inc	48,367	784,996
Thryv Holdings Inc (b)	11,698	160,263
WideOpenWest Inc (b)	13,686	59,945
		22,674,926
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	17,774	134,549
NII Holdings Inc (b)(c)(d)	10,174	0
Spok Holdings Inc	6,388	91,604
Telephone and Data Systems Inc	29,185	1,094,146
United States Cellular Corp (b)	4,221	289,814
		1,610,113
TOTAL COMMUNICATION SERVICES		57,758,198

Consumer Discretionary - 11.8%
Automobile Components - 0.8%
Adient PLC (b)	24,795	313,657
American Axle & Manufacturing Holdings Inc (b)	34,866	133,188
BorgWarner Inc	65,086	1,847,141
Cooper-Standard Holdings Inc (b)	5,275	77,384
Dana Inc	38,688	531,573
Dorman Products Inc (b)	8,112	919,090
Fox Factory Holding Corp (b)	12,254	248,879
Gentex Corp	68,139	1,484,067
Gentherm Inc (b)	9,161	238,278
Goodyear Tire & Rubber Co/The (b)	85,335	928,445
LCI Industries	7,654	589,970
Lear Corp	16,056	1,376,802
Luminar Technologies Inc Class A (b)(c)	8,092	31,640
Modine Manufacturing Co (b)	15,728	1,284,034
Patrick Industries Inc	9,962	766,875
Phinia Inc	12,324	494,809
QuantumScape Corp Class A (b)(c)	114,264	446,772
Solid Power Inc (b)(c)	42,283	46,088
Standard Motor Products Inc	5,978	162,004
Stoneridge Inc (b)	7,786	30,053
Visteon Corp (b)	8,339	660,365
XPEL Inc (b)(e)	6,704	192,003
		12,803,117
Automobiles - 0.4%
Harley-Davidson Inc	34,488	773,221
Lucid Group Inc Class A (b)(c)	351,548	882,385
Rivian Automotive Inc Class A (b)(c)	217,869	2,976,091
Thor Industries Inc (c)	15,948	1,154,954
Winnebago Industries Inc	8,460	269,197
		6,055,848
Broadline Retail - 0.4%
ContextLogic Inc Class A (b)	7,498	53,535
Dillard's Inc Class A (c)	879	304,714
Etsy Inc (b)	33,677	1,464,276
Groupon Inc (b)(c)	6,998	127,434
Kohl's Corp (c)	32,762	219,505
Macy's Inc	83,266	950,898
Nordstrom Inc (c)	29,019	700,519
Ollie's Bargain Outlet Holdings Inc (b)	18,323	1,944,254
Savers Value Village Inc (b)	8,280	79,405
		5,844,540
Distributors - 0.0%
A-Mark Precious Metals Inc	5,242	127,694
Diversified Consumer Services - 1.4%
ADT Inc	120,727	968,231
Adtalem Global Education Inc (b)	11,140	1,183,068
American Public Education Inc (b)	5,379	126,407
Bright Horizons Family Solutions Inc (b)	17,383	2,180,176
Carriage Services Inc	3,794	151,608
Coursera Inc (b)	36,461	307,002
Duolingo Inc Class A (b)	11,318	4,408,135
European Wax Center Inc Class A (b)	9,613	29,992
Frontdoor Inc (b)	22,694	932,950
Graham Holdings Co Class B	1,008	927,410
Grand Canyon Education Inc (b)	8,587	1,531,663
H&R Block Inc (c)	40,001	2,414,860
KinderCare Learning Cos Inc (b)	7,606	93,250
Laureate Education Inc (b)	40,203	806,874
Lincoln Educational Services Corp (b)	8,891	150,258
Mister Car Wash Inc (b)(c)	27,251	186,942
Nerdy Inc Class A (b)(c)	24,430	38,844
Perdoceo Education Corp	18,552	466,026
Service Corp International/US	43,077	3,441,852
Strategic Education Inc	7,306	596,023
Stride Inc (b)	12,781	1,818,097
Udemy Inc (b)	26,319	180,812
Universal Technical Institute Inc (b)	13,043	365,987
		23,306,467
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment Inc Class A (b)	16,151	166,355
Aramark	79,203	2,647,756
Biglari Holdings Inc Class B (b)	212	49,377
BJ's Restaurants Inc (b)	6,757	224,941
Bloomin' Brands Inc	22,333	179,111
Boyd Gaming Corp	19,825	1,370,701
Brinker International Inc (b)	13,248	1,779,206
Caesars Entertainment Inc (b)	63,517	1,718,770
Cava Group Inc (b)	24,306	2,246,604
Cheesecake Factory Inc/The (c)	14,084	709,411
Choice Hotels International Inc (c)	6,682	842,667
Churchill Downs Inc	21,969	1,986,217
Cracker Barrel Old Country Store Inc (c)	6,697	285,962
Dave & Buster's Entertainment Inc (b)(c)	9,224	177,009
Denny's Corp (b)(c)	15,410	56,863
Dine Brands Global Inc	4,484	89,276
Dutch Bros Inc Class A (b)	34,717	2,073,994
El Pollo Loco Holdings Inc (b)	7,148	66,834
Everi Holdings Inc (b)	25,458	357,685
First Watch Restaurant Group Inc (b)	12,188	215,240
Global Business Travel Group I Class A (b)	25,495	171,071
Golden Entertainment Inc	6,105	156,899
Hilton Grand Vacations Inc (b)(c)	18,392	618,523
Hyatt Hotels Corp Class A	12,779	1,439,938
Jack in the Box Inc (c)	5,646	147,022
Krispy Kreme Inc	25,159	103,152
Kura Sushi USA Inc Class A (b)	1,715	100,979
Life Time Group Holdings Inc (b)	28,453	872,369
Light & Wonder Inc Class A (b)	26,382	2,252,495
Lindblad Expeditions Holdings Inc (b)	10,812	95,578
Lucky Strike Entertainment Corp Class A (c)	8,129	76,413
Marriott Vacations Worldwide Corp	9,693	531,273
MGM Resorts International (b)	66,870	2,103,730
Monarch Casino & Resort Inc	3,752	293,369
Norwegian Cruise Line Holdings Ltd (b)	131,329	2,105,204
Papa John's International Inc	9,681	334,285
Penn Entertainment Inc (b)	44,534	677,807
Planet Fitness Inc Class A (b)	25,152	2,379,128
Playa Hotels & Resorts NV (b)	28,696	385,100
PlayAGS Inc (b)	11,819	143,246
Portillo's Inc Class A (b)(c)	16,905	174,798
Potbelly Corp (b)	7,433	60,207
Rci Hospitality Holdings Inc	2,474	98,168
Red Rock Resorts Inc Class A	14,891	635,846
Rush Street Interactive Inc Class A (b)	24,491	297,076
Sabre Corp (b)	113,586	269,199
Serve Robotics Inc (b)(c)	8,218	50,705
Shake Shack Inc Class A (b)	11,906	1,044,632
Six Flags Entertainment Corp	27,686	952,675
Sweetgreen Inc Class A (b)	30,634	596,750
Target Hospitality Corp (b)	9,661	65,695
Texas Roadhouse Inc	19,932	3,307,915
Travel + Leisure Co	20,399	896,128
United Parks & Resorts Inc (b)(c)	8,405	366,878
Vail Resorts Inc	11,208	1,560,154
Viking Holdings Ltd (b)	27,262	1,118,560
Wendy's Co/The (c)	51,422	642,775
Wingstop Inc	8,736	2,305,343
Wyndham Hotels & Resorts Inc	23,241	1,982,457
Wynn Resorts Ltd	26,767	2,149,658
Xponential Fitness Inc Class A (b)(c)	7,101	59,435
		50,866,614
Household Durables - 1.7%
Beazer Homes USA Inc (b)	8,436	165,008
Cavco Industries Inc (b)	2,390	1,180,302
Century Communities Inc	8,137	443,792
Champion Homes Inc (b)	15,765	1,363,673
Cricut Inc Class A (c)	15,054	74,969
Dream Finders Homes Inc Class A (b)(c)	8,017	181,665
Ethan Allen Interiors Inc	6,791	193,068
Flexsteel Industries Inc	1,172	39,132
Green Brick Partners Inc (b)	9,152	539,876
Helen of Troy Ltd (b)	6,690	186,383
Hovnanian Enterprises Inc Class A (b)	1,384	133,971
Installed Building Products Inc	6,902	1,144,559
KB Home	20,827	1,125,283
La-Z-Boy Inc	12,258	484,191
Landsea Homes Corp Class A (b)	5,055	30,835
Legacy Housing Corp (b)	3,207	78,010
Leggett & Platt Inc	41,159	395,950
LGI Homes Inc (b)	6,284	343,169
Lovesac Co/The (b)	4,290	83,441
M/I Homes Inc (b)	8,174	872,002
Meritage Homes Corp	21,504	1,465,283
Mohawk Industries Inc (b)	15,682	1,667,781
Newell Brands Inc	123,561	590,622
SharkNinja Inc (b)	19,703	1,586,092
Smith Douglas Homes Corp Class A (b)	2,835	55,140
Somnigroup International Inc (c)	57,116	3,487,503
Sonos Inc (b)	35,829	329,985
Taylor Morrison Home Corp (b)	30,990	1,777,277
Toll Brothers Inc	29,886	3,014,601
TopBuild Corp (b)	8,777	2,595,886
Tri Pointe Homes Inc (b)	28,099	864,044
Whirlpool Corp	16,569	1,263,883
		27,757,376
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	8,240	545,653
Brunswick Corp/DE	19,668	905,711
Funko Inc Class A (b)	10,690	42,867
Hasbro Inc	39,086	2,419,424
JAKKS Pacific Inc	2,546	49,112
Johnson Outdoors Inc Class A	1,543	35,227
Latham Group Inc (b)	12,146	66,378
Malibu Boats Inc Class A (b)	5,769	164,763
MasterCraft Boat Holdings Inc (b)	4,062	66,779
Mattel Inc (b)	100,235	1,592,734
Peloton Interactive Inc Class A (b)	111,915	771,094
Polaris Inc	15,837	537,825
Smith & Wesson Brands Inc	12,991	123,804
Sturm Ruger & Co Inc	5,163	209,928
Topgolf Callaway Brands Corp (b)(c)	41,390	273,588
YETI Holdings Inc (b)	25,559	729,709
		8,534,596
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	8,197	45,329
Abercrombie & Fitch Co Class A (b)	15,079	1,046,784
Academy Sports & Outdoors Inc	20,771	782,651
Advance Auto Parts Inc	17,830	583,398
America's Car-Mart Inc/TX (b)	2,253	106,837
American Eagle Outfitters Inc	52,187	549,529
Arhaus Inc Class A (b)	15,655	123,048
Arko Corp	20,390	82,070
Asbury Automotive Group Inc (b)	5,870	1,280,482
AutoNation Inc (b)	7,720	1,344,438
BARK Inc (b)	37,867	42,790
Barnes & Noble Education Inc (b)	5,376	56,609
Bath & Body Works Inc	64,517	1,968,414
Beyond Inc (b)	11,943	48,608
Boot Barn Holdings Inc (b)	9,173	957,111
Buckle Inc/The	8,790	305,540
Build-A-Bear Workshop Inc	3,643	128,525
Caleres Inc	10,299	156,957
Camping World Holdings Inc Class A	17,730	213,824
Chewy Inc Class A (b)	49,519	1,856,963
Children's Place Inc/The (b)(c)	4,117	20,913
Citi Trends Inc (b)	2,295	51,247
Designer Brands Inc Class A (c)	11,955	33,354
Dick's Sporting Goods Inc	17,268	3,241,894
EVgo Inc Class A (b)(c)	30,105	83,090
Five Below Inc (b)	16,472	1,250,060
Floor & Decor Holdings Inc Class A (b)	31,952	2,282,651
Foot Locker Inc (b)	24,306	298,235
GameStop Corp Class A (b)(c)	121,479	3,384,405
Gap Inc/The	66,568	1,457,839
Genesco Inc (b)	3,094	60,024
Group 1 Automotive Inc	3,884	1,567,699
Guess? Inc (c)	8,369	94,151
Haverty Furniture Cos Inc	3,961	71,932
J Jill Inc	2,027	30,851
Lands' End Inc (b)	4,011	35,618
Leslie's Inc (b)	52,601	31,571
Lithia Motors Inc Class A	7,932	2,322,172
MarineMax Inc (b)	5,892	126,442
Monro Inc	8,617	120,121
Murphy USA Inc	5,439	2,711,722
National Vision Holdings Inc (b)	23,153	285,940
ODP Corp/The (b)	8,751	119,714
OneWater Marine Inc Class A (b)(c)	4,387	65,849
Penske Automotive Group Inc	5,611	873,464
Petco Health & Wellness Co Inc Class A (b)	25,024	73,821
RealReal Inc/The (b)	27,291	158,288
Restoration Hardware Inc (b)	4,510	829,975
Revolve Group Inc Class A (b)	11,499	228,600
Sally Beauty Holdings Inc (b)	29,816	242,702
Shoe Carnival Inc (c)	5,107	88,760
Signet Jewelers Ltd	12,933	766,927
Sleep Number Corp (b)(c)	6,638	51,710
Sonic Automotive Inc Class A	4,306	261,460
Stitch Fix Inc Class A (b)	30,193	98,731
ThredUp Inc Class A (b)	25,673	115,272
Upbound Group Inc	15,500	308,450
Urban Outfitters Inc (b)	16,854	889,554
Valvoline Inc (b)	38,011	1,302,257
Victoria's Secret & Co (b)	23,237	436,856
Warby Parker Inc Class A (b)	26,433	436,409
Wayfair Inc Class A (b)(c)	29,844	900,095
Winmark Corp	878	316,089
Zumiez Inc (b)	4,885	57,155
		39,863,976
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	34,992	526,280
Carter's Inc	10,826	357,799
Columbia Sportswear Co (c)	9,527	592,294
Crocs Inc (b)	16,766	1,616,578
Figs Inc Class A (b)(c)	37,818	152,407
G-III Apparel Group Ltd (b)	11,351	286,272
Hanesbrands Inc (b)	104,583	480,036
Kontoor Brands Inc	14,877	894,852
Lakeland Industries Inc	2,907	47,470
Levi Strauss & Co Class A	29,562	473,288
Movado Group Inc	4,478	62,198
Oxford Industries Inc	4,345	211,167
PVH Corp	16,666	1,149,621
Ralph Lauren Corp Class A	11,910	2,679,155
Skechers USA Inc Class A (b)	39,244	1,884,497
Steven Madden Ltd	21,830	458,430
Tapestry Inc	61,797	4,365,958
Under Armour Inc Class A (b)(c)	39,345	225,053
Under Armour Inc Class C (b)	55,414	301,453
VF Corp	99,123	1,177,581
Wolverine World Wide Inc	23,998	313,174
		18,255,563
TOTAL CONSUMER DISCRETIONARY		193,415,791

Consumer Staples - 4.5%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (b)	2,590	636,622
Brown-Forman Corp Class A	16,948	586,570
Brown-Forman Corp Class B (c)	53,743	1,872,406
Celsius Holdings Inc (b)	47,096	1,646,476
Coca-Cola Consolidated Inc	1,761	2,387,581
MGP Ingredients Inc	4,123	121,505
Molson Coors Beverage Co Class B	51,450	2,959,919
National Beverage Corp	7,038	312,487
Primo Brands Corp Class A	59,506	1,944,061
Vita Coco Co Inc/The (b)	11,679	385,991
		12,853,618
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	121,152	2,662,921
Andersons Inc/The	9,690	365,410
BJ's Wholesale Club Holdings Inc (b)	39,446	4,637,272
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Casey's General Stores Inc	11,083	5,126,886
Chefs' Warehouse Inc/The (b)	10,531	599,951
Grocery Outlet Holding Corp (b)	29,045	487,666
Guardian Pharmacy Services Inc Class A (b)	2,848	71,314
Ingles Markets Inc Class A	4,273	263,601
Maplebear Inc (b)	48,411	1,931,115
Natural Grocers by Vitamin Cottage Inc	3,164	158,706
Performance Food Group Co (b)	46,647	3,762,547
PriceSmart Inc	7,419	752,954
SpartanNash Co	10,009	198,579
United Natural Foods Inc (b)	17,940	479,177
US Foods Holding Corp (b)	68,765	4,515,110
Walgreens Boots Alliance Inc	214,453	2,352,549
Weis Markets Inc	4,870	418,771
		28,784,529
Food Products - 1.4%
Alico Inc	1,786	50,972
B&G Foods Inc (c)	22,870	157,574
Beyond Meat Inc (b)(c)	23,775	58,962
BRC Inc Class A (b)(c)	12,496	28,491
Cal-Maine Foods Inc	12,171	1,136,406
Calavo Growers Inc	4,959	136,968
Darling Ingredients Inc (b)	47,605	1,532,405
Flowers Foods Inc	58,742	1,033,272
Fresh Del Monte Produce Inc	10,022	340,848
Freshpet Inc (b)	14,529	1,068,463
Hain Celestial Group Inc (b)	26,006	79,058
Hormel Foods Corp	86,979	2,600,672
Ingredion Inc	19,268	2,559,176
J & J Snack Foods Corp	4,677	606,092
John B Sanfilippo & Son Inc	2,643	175,152
Lamb Weston Holdings Inc	42,655	2,252,611
Lancaster Colony Corp	5,778	940,543
Limoneira Co	4,947	74,353
Mama's Creations Inc (b)	10,467	69,082
Mission Produce Inc (b)	13,001	136,185
Pilgrim's Pride Corp	12,054	657,907
Post Holdings Inc (b)	13,670	1,547,034
Seaboard Corp	75	193,949
Seneca Foods Corp Class A (b)	1,342	120,364
Simply Good Foods Co/The (b)	27,519	993,711
The Campbell's Company	58,843	2,145,416
Tootsie Roll Industries Inc Class A	5,040	161,280
TreeHouse Foods Inc (b)	13,599	316,721
Utz Brands Inc Class A	21,661	287,875
Vital Farms Inc (b)(c)	9,184	314,460
Westrock Coffee Co (b)	10,389	60,256
WK Kellogg Co (c)	19,574	350,962
		22,187,220
Household Products - 0.1%
Central Garden & Pet Co (b)	2,079	69,771
Central Garden & Pet Co Class A (b)	15,752	465,787
Energizer Holdings Inc	19,702	532,742
Oil-Dri Corp of America	3,115	131,110
Reynolds Consumer Products Inc	16,354	376,142
Spectrum Brands Holdings Inc	7,974	503,159
WD-40 Co	4,056	926,229
		3,004,940
Personal Care Products - 0.4%
BellRing Brands Inc (b)	38,292	2,953,845
Coty Inc Class A (b)	110,253	556,778
Edgewell Personal Care Co	14,376	439,187
elf Beauty Inc (b)(c)	16,887	1,044,799
Herbalife Ltd (b)	29,618	213,250
Honest Co Inc/The (b)	21,073	100,940
Interparfums Inc	5,323	581,272
Medifast Inc (b)	3,443	45,240
Nu Skin Enterprises Inc Class A	14,705	93,083
Olaplex Holdings Inc (b)	35,020	45,875
USANA Health Sciences Inc (b)	3,311	93,006
		6,167,275
Tobacco - 0.0%
Turning Point Brands Inc	5,215	320,096
Universal Corp/VA	7,528	438,657
		758,753
TOTAL CONSUMER STAPLES		73,756,335

Energy - 3.1%
Energy Equipment & Services - 0.8%
Archrock Inc	52,503	1,235,396
Aris Water Solutions Inc Class A	7,874	196,535
Atlas Energy Solutions Inc	21,829	295,346
Bristow Group Inc (b)(c)	7,265	210,976
Cactus Inc Class A	20,123	763,467
ChampionX Corp	56,979	1,374,903
Core Laboratories Inc	13,740	156,224
DMC Global Inc (b)(c)	4,920	31,931
Expro Group Holdings NV (b)	32,211	266,385
Helix Energy Solutions Group Inc (b)	43,836	266,961
Helmerich & Payne Inc	29,934	565,453
Innovex International Inc (b)	11,410	172,291
Kodiak Gas Services Inc	11,678	397,169
Liberty Energy Inc Class A	48,144	553,656
Nabors Industries Ltd (b)(c)	2,607	69,972
Natural Gas Services Group Inc (b)	3,267	58,708
Noble Corp PLC (c)	39,668	862,382
NOV Inc	114,413	1,328,335
NPK International Inc (b)	25,507	147,430
Oceaneering International Inc (b)	30,085	534,009
Oil States International Inc (b)	17,266	60,604
Patterson-UTI Energy Inc	105,443	594,699
ProPetro Holding Corp (b)	23,301	116,039
Ranger Energy Services Inc Class A	4,843	53,709
RPC Inc	24,321	115,038
Select Water Solutions Inc Class A	27,637	235,467
Solaris Energy Infrastructure Inc Class A	10,741	227,065
TETRA Technologies Inc (b)	34,797	99,171
Tidewater Inc (b)	14,534	525,985
Transocean Ltd (b)(c)	231,030	492,094
Valaris Ltd (b)(c)	19,433	627,880
Weatherford International PLC	21,668	897,055
		13,532,335
Oil, Gas & Consumable Fuels - 2.3%
Amplify Energy Corp (b)	11,828	30,753
Antero Midstream Corp	100,640	1,665,592
Antero Resources Corp (b)	87,494	3,047,417
APA Corp	110,884	1,723,137
Berry Corp	23,441	58,134
California Resources Corp	21,540	743,345
Calumet Inc (c)	20,822	220,713
Centrus Energy Corp Class A (b)(c)	4,434	307,232
Chord Energy Corp	18,302	1,651,389
Civitas Resources Inc	26,706	727,739
Clean Energy Fuels Corp (b)	52,461	76,068
CNX Resources Corp (b)	44,575	1,311,842
Comstock Resources Inc (b)(c)	27,111	495,318
Core Natural Resources Inc	15,216	1,098,747
Crescent Energy Co Class A	55,449	459,118
CVR Energy Inc (c)	10,411	196,351
Delek US Holdings Inc	18,796	244,724
Dorian LPG Ltd	10,800	231,336
DT Midstream Inc	30,324	2,947,493
Excelerate Energy Inc Class A	7,112	181,925
FutureFuel Corp	8,221	33,788
Gevo Inc (b)(c)	66,957	73,653
Granite Ridge Resources Inc	16,976	81,655
Green Plains Inc (b)(c)	19,407	69,477
Gulfport Energy Corp (b)	3,751	647,048
Hallador Energy Co (b)	9,548	134,293
HF Sinclair Corp	47,842	1,438,609
HighPeak Energy Inc Class A (c)	8,120	65,041
International Seaways Inc (c)	12,179	413,599
Kinetik Holdings Inc Class A	11,346	469,044
Magnolia Oil & Gas Corp Class A	57,754	1,185,690
Matador Resources Co	34,648	1,369,982
Murphy Oil Corp	40,903	839,739
New Fortress Energy Inc Class A (c)	38,701	210,146
NextDecade Corp (b)	41,400	309,672
Northern Oil & Gas Inc	30,054	730,312
Par Pacific Holdings Inc (b)	16,603	237,755
PBF Energy Inc Class A	29,162	501,003
Peabody Energy Corp	36,686	452,705
Permian Resources Corp Class A	191,254	2,256,797
Range Resources Corp	72,016	2,443,503
REX American Resources Corp (b)	4,781	189,901
Riley Exploration Permian Inc	2,839	70,067
Ring Energy Inc (b)	36,914	32,710
Sable Offshore Corp (b)(c)	18,996	354,465
SandRidge Energy Inc	10,574	96,329
Sitio Royalties Corp Class A	23,829	404,140
SM Energy Co	34,519	786,688
Summit Midstream Corp Class A	3,077	85,664
Talos Energy Inc (b)	38,046	261,756
Uranium Energy Corp (b)(c)	127,231	667,963
VAALCO Energy Inc	32,088	104,928
Viper Energy Inc Class A	39,283	1,584,283
Vital Energy Inc (b)(c)	7,985	113,227
Vitesse Energy Inc (c)	9,141	186,933
W&T Offshore Inc (c)	30,269	34,809
World Kinect Corp	17,660	443,089
		36,798,836
TOTAL ENERGY		50,331,171

Financials - 17.7%
Banks - 6.4%
1st Source Corp	4,975	298,251
Amalgamated Financial Corp	6,216	175,043
Amerant Bancorp Inc Class A	10,771	181,384
Ameris Bancorp	19,355	1,134,203
Associated Banc-Corp	49,099	1,083,124
Atlantic Union Bankshares Corp	39,098	1,083,015
Axos Financial Inc (b)	16,225	1,029,963
Banc of California Inc	41,666	561,658
BancFirst Corp	5,957	701,854
Bancorp Inc/The (b)	14,131	682,669
Bank First Corp	2,652	289,545
Bank of Hawaii Corp	11,813	780,957
Bank of Marin Bancorp	4,501	92,360
Bank OZK	31,576	1,345,138
BankUnited Inc	22,435	733,849
Banner Corp	10,250	626,685
Bar Harbor Bankshares	4,699	139,278
Berkshire Hills Bancorp Inc	13,769	341,884
BOK Financial Corp	6,703	624,519
Brookline Bancorp Inc	26,434	275,971
Burke & Herbert Financial Services Corp	4,048	226,324
Business First Bancshares Inc	8,544	196,939
Byline Bancorp Inc	7,231	184,680
Cadence Bank	54,944	1,607,661
California BanCorp (b)	7,300	101,981
Camden National Corp	5,135	197,800
Capital Bancorp Inc	3,630	114,672
Capitol Federal Financial Inc	35,930	203,723
Cathay General Bancorp	21,217	884,537
Central Pacific Financial Corp	7,988	205,212
City Holding Co	4,415	511,566
CNB Financial Corp/PA	6,468	141,973
Coastal Financial Corp/WA Class A (b)	3,620	297,383
Columbia Banking System Inc	62,612	1,403,761
Columbia Financial Inc (b)	7,876	106,090
Comerica Inc	39,106	2,101,948
Commerce Bancshares Inc/MO	36,410	2,211,543
Community Financial System Inc	15,751	859,847
Community Trust Bancorp Inc	4,453	218,019
Connectone Bancorp Inc	10,381	233,884
Cullen/Frost Bankers Inc	19,101	2,224,693
Customers Bancorp Inc (b)	8,775	438,750
CVB Financial Corp	39,330	729,178
Dime Community Bancshares Inc	11,546	296,617
Eagle Bancorp Inc	8,788	157,745
East West Bancorp Inc	41,420	3,543,481
Eastern Bankshares Inc	56,941	849,560
Enterprise Bancorp Inc/MA	2,879	107,099
Enterprise Financial Services Corp	10,947	569,463
Equity Bancshares Inc Class A	4,702	180,980
Esquire Financial Holdings Inc	1,953	161,943
Farmers National Banc Corp	11,556	150,690
FB Bancorp Inc	6,670	75,037
FB Financial Corp	10,532	448,242
Financial Institutions Inc	5,995	152,213
First Bancorp/Southern Pines NC	12,440	503,322
First Busey Corp	24,949	518,690
First Business Financial Services Inc	2,238	107,737
First Commonwealth Financial Corp	30,264	463,644
First Community Bankshares Inc	4,946	186,365
First Financial Bancorp	28,615	662,437
First Financial Bankshares Inc	38,462	1,288,862
First Financial Corp	3,212	158,673
First Foundation Inc	22,288	111,886
First Hawaiian Inc	37,454	856,198
First Horizon Corp	156,129	2,822,812
First Interstate BancSystem Inc Class A	25,383	664,908
First Merchants Corp	17,560	625,838
First Mid Bancshares Inc	6,018	201,182
Firstsun Capital Bancorp (b)	3,395	118,791
Five Star Bancorp	4,963	137,376
Flagstar Financial Inc	90,682	1,061,886
Flushing Financial Corp	10,412	124,632
FNB Corp/PA	107,613	1,408,654
Fulton Financial Corp	54,552	909,927
German American Bancorp Inc	11,213	425,085
Glacier Bancorp Inc	33,666	1,372,226
Great Southern Bancorp Inc	2,545	139,975
Hancock Whitney Corp	25,727	1,340,119
Hanmi Financial Corp	8,960	204,915
Harborone Northeast Bancorp Inc	11,047	125,052
Heritage Commerce Corp	18,781	169,780
Heritage Financial Corp Wash	10,124	231,030
Hilltop Holdings Inc	13,795	407,366
Hingham Institution For Savings The	522	130,270
Home BancShares Inc/AR	55,132	1,529,913
HomeStreet Inc (b)	5,347	60,741
HomeTrust Bancshares Inc	4,237	144,651
Hope Bancorp Inc	38,412	382,968
Horizon Bancorp Inc/IN	12,855	188,711
Independent Bank Corp	12,724	751,861
Independent Bank Corp/MI	6,067	184,801
International Bancshares Corp	15,885	969,620
Kearny Financial Corp/MD	16,813	105,249
Lakeland Financial Corp	7,587	422,368
Live Oak Bancshares Inc	9,996	261,295
Mercantile Bank Corp	4,713	199,407
Metropolitan Bank Holding Corp (b)	2,877	178,173
Mid Penn Bancorp Inc	5,655	164,278
Midland States Bancorp Inc	6,288	102,369
MidWestOne Financial Group Inc	5,893	163,472
National Bank Holdings Corp Class A	11,462	414,466
NB Bancorp Inc (b)	11,744	201,410
Nbt Bancorp Inc	14,146	598,942
Nicolet Bankshares Inc	4,043	472,263
Northeast Bank	2,125	175,993
Northeast Community Bancorp Inc	4,122	93,817
Northfield Bancorp Inc	11,345	119,690
Northrim BanCorp Inc	1,672	134,245
Northwest Bancshares Inc	38,171	471,412
OceanFirst Financial Corp	17,324	286,885
Old National Bancorp/IN	95,302	1,962,268
Old Second Bancorp Inc	13,116	207,102
Origin Bancorp Inc	8,903	285,252
Orrstown Financial Services Inc	5,966	178,801
Pacific Premier Bancorp Inc	28,994	589,738
Park National Corp	4,316	647,832
Pathward Financial Inc	7,164	568,607
Peapack-Gladstone Financial Corp	4,739	131,176
Peoples Bancorp Inc/OH	10,428	302,516
Peoples Financial Services Corp	2,940	127,067
Pinnacle Financial Partners Inc	22,766	2,282,064
Preferred Bank/Los Angeles CA	3,634	290,211
Prosperity Bancshares Inc	28,496	1,934,878
Provident Financial Services Inc	39,158	641,016
QCR Holdings Inc	5,066	329,037
Renasant Corp	27,361	877,467
Republic Bancorp Inc/KY Class A	2,873	194,933
S&T Bancorp Inc	11,272	410,752
Seacoast Banking Corp of Florida	25,420	602,708
ServisFirst Bancshares Inc	14,881	1,059,825
Shore Bancshares Inc	9,510	131,523
Simmons First National Corp Class A	37,739	704,210
SmartFinancial Inc	4,370	132,935
Southern Missouri Bancorp Inc	2,886	151,948
Southside Bancshares Inc	8,467	238,685
SouthState Corp	29,345	2,546,559
Stellar Bancorp Inc	13,993	349,265
Stock Yards Bancorp Inc (c)	8,088	588,726
Synovus Financial Corp	42,196	1,827,931
Texas Capital Bancshares Inc (b)	13,798	940,334
TFS Financial Corp	15,623	202,474
Third Coast Bancshares Inc (b)	3,950	117,710
Tompkins Financial Corp	3,634	216,586
Towne Bank/Portsmouth VA	20,727	682,955
TriCo Bancshares	9,787	377,582
Triumph Financial Inc (b)	6,649	355,190
TrustCo Bank Corp NY	5,622	171,190
Trustmark Corp	18,068	606,181
UMB Financial Corp	20,335	1,923,081
United Bankshares Inc/WV	42,667	1,463,051
United Community Banks Inc/GA	35,795	988,300
Unity Bancorp Inc	1,882	77,914
Univest Financial Corp	8,702	257,057
Valley National Bancorp	142,115	1,222,189
Veritex Holdings Inc	16,259	378,510
WaFd Inc	24,476	698,300
Washington Trust Bancorp Inc	5,915	163,254
Webster Financial Corp	51,235	2,423,416
WesBanco Inc	28,615	852,155
Westamerica BanCorp	8,082	391,411
Western Alliance Bancorp	32,473	2,263,693
Wintrust Financial Corp	19,779	2,198,831
WSFS Financial Corp	17,403	897,125
Zions Bancorp NA	44,195	1,987,449
		102,686,192
Capital Markets - 2.8%
Acadian Asset Management Inc	8,113	218,564
Affiliated Managers Group Inc	8,752	1,449,594
Artisan Partners Asset Management Inc Class A	21,043	778,170
BGC Group Inc Class A	112,115	1,015,762
Blue Owl Capital Inc Class A	156,208	2,894,534
Bridge Investment Group Holdings Inc Class A	11,233	107,724
Carlyle Group Inc/The	62,825	2,427,558
Cohen & Steers Inc	8,028	612,697
Diamond Hill Investment Group Inc	797	100,406
DigitalBridge Group Inc Class A	46,986	394,682
Donnelley Financial Solutions Inc (b)	7,845	378,129
Evercore Inc Class A	10,585	2,172,995
Federated Hermes Inc Class B	23,277	945,279
Franklin Resources Inc	92,712	1,739,277
GCM Grosvenor Inc Class A	12,924	162,067
Hamilton Lane Inc Class A	12,959	2,002,036
Houlihan Lokey Inc Class A	16,118	2,612,405
Invesco Ltd	134,094	1,867,929
Janus Henderson Group PLC	38,093	1,265,069
Jefferies Financial Group Inc	48,634	2,272,667
Lazard Inc	33,752	1,312,953
MarketAxess Holdings Inc	11,264	2,495,990
Moelis & Co Class A	21,099	1,130,484
Morningstar Inc	8,062	2,295,413
Open Lending Corp (b)	30,391	37,684
Oppenheimer Holdings Inc Class A	1,764	104,094
P10 Inc Class A	16,281	180,231
Perella Weinberg Partners Class A	17,741	304,613
Piper Sandler Cos	4,813	1,160,511
PJT Partners Inc Class A	7,068	1,001,606
SEI Investments Co	28,731	2,249,350
StepStone Group Inc Class A	19,768	988,598
Stifel Financial Corp	30,533	2,616,373
StoneX Group Inc (b)	12,799	1,133,543
TPG Inc Class A (c)	27,899	1,295,909
Victory Capital Holdings Inc Class A	13,266	760,009
Virtu Financial Inc Class A	24,143	945,198
Virtus Invt Partners Inc	2,010	308,716
WisdomTree Inc	33,698	293,173
		46,031,992
Consumer Finance - 1.1%
Ally Financial Inc	81,927	2,675,736
Atlanticus Holdings Corp (b)	1,451	79,544
Bread Financial Holdings Inc	14,617	693,577
Credit Acceptance Corp (b)(c)	1,865	909,038
Dave Inc Class A (b)	2,232	211,638
Encore Capital Group Inc (b)	6,999	240,766
Enova International Inc (b)	7,740	710,455
EZCORP Inc Class A (b)	15,258	249,773
FirstCash Holdings Inc	11,646	1,560,098
Green Dot Corp Class A (b)	16,406	137,318
LendingClub Corp (b)	33,820	330,421
Lendingtree Inc (b)	3,190	164,572
Navient Corp (c)	22,522	278,822
Nelnet Inc Class A	5,163	547,743
NerdWallet Inc Class A (b)	10,183	91,240
OneMain Holdings Inc	35,509	1,671,409
Oportun Financial Corp (b)	9,392	48,086
PRA Group Inc (b)	11,503	210,505
PROG Holdings Inc	12,240	322,646
SLM Corp	62,730	1,813,524
SoFi Technologies Inc Class A (b)	327,247	4,093,860
Upstart Holdings Inc (b)(c)	24,402	1,166,416
World Acceptance Corp (b)	938	121,115
		18,328,302
Financial Services - 2.5%
Affirm Holdings Inc Class A (b)	75,368	3,750,312
Alerus Financial Corp	7,246	144,050
AvidXchange Holdings Inc (b)	56,092	456,028
Cannae Holdings Inc	16,551	293,118
Cantaloupe Inc (b)	17,353	138,824
Cass Information Systems Inc	3,647	148,579
Corebridge Financial Inc	76,495	2,266,547
Enact Holdings Inc	8,680	310,657
Equitable Holdings Inc	92,557	4,576,945
Essent Group Ltd	31,308	1,782,364
Euronet Worldwide Inc (b)	12,382	1,227,056
Federal Agricultural Mortgage Corp Class C	2,785	488,294
Flywire Corp (b)	33,088	311,358
HA Sustainable Infrastructure Capital Inc	35,650	890,537
International Money Express Inc (b)	8,489	105,433
Jackson Financial Inc	22,103	1,722,045
loanDepot Inc Class A (b)	24,791	27,518
Marqeta Inc Class A (b)	122,933	513,860
Merchants Bancorp/IN	8,142	244,911
MGIC Investment Corp	73,946	1,841,995
Mr Cooper Group Inc (b)	19,008	2,262,142
NCR Atleos Corp (b)	21,762	607,595
NewtekOne Inc	7,230	75,192
NMI Holdings Inc (b)	23,310	843,123
Onity Group Inc (b)	1,914	71,794
Paymentus Holdings Inc Class A (b)	5,959	193,429
Payoneer Global Inc (b)	77,138	542,280
PennyMac Financial Services Inc	9,506	926,265
Radian Group Inc	43,392	1,385,940
Remitly Global Inc (b)	44,477	899,325
Repay Holdings Corp Class A (b)	21,921	87,684
Rocket Cos Inc Class A (c)	41,089	530,459
Sezzle Inc (b)(c)	4,458	231,593
Shift4 Payments Inc Class A (b)(c)	20,526	1,679,027
Toast Inc Class A (b)	123,808	4,405,090
UWM Holdings Corp Class A	28,482	133,865
Velocity Financial Inc (b)	2,824	50,465
Voya Financial Inc	28,806	1,705,315
Walker & Dunlop Inc	9,656	739,070
Western Union Co/The	101,419	1,005,062
WEX Inc (b)	10,449	1,362,236
		40,977,382
Insurance - 3.9%
Abacus Global Management Inc Class A (b)	8,214	67,848
Ambac Financial Group Inc (b)	14,174	113,109
American Coastal Insurance Corp	7,075	80,867
American Financial Group Inc/OH	21,572	2,732,310
Amerisafe Inc	5,594	260,065
Assurant Inc	15,311	2,951,042
Assured Guaranty Ltd	14,323	1,256,557
Axis Capital Holdings Ltd	22,693	2,185,790
Baldwin Insurance Group Inc/The Class A (b)	20,209	841,099
Bowhead Specialty Holdings Inc (b)	2,345	94,246
Brighthouse Financial Inc (b)	17,417	1,014,018
CNO Financial Group Inc	30,337	1,150,986
Donegal Group Inc Class A	4,907	94,950
eHealth Inc (b)	8,959	49,811
Employers Holdings Inc	7,464	362,676
Enstar Group Ltd (b)	3,724	1,245,343
Erie Indemnity Co Class A	7,454	2,673,153
F&G Annuities & Life Inc	6,440	224,176
First American Financial Corp	30,630	1,862,610
Genworth Financial Inc Class A (b)	128,237	879,706
Globe Life Inc	25,002	3,083,747
Goosehead Insurance Inc Class A	7,225	702,342
Hanover Insurance Group Inc/The	10,752	1,785,907
HCI Group Inc	2,519	368,530
Heritage Insurance Holdings Inc (b)	6,635	125,402
Hippo Holdings Inc (b)	5,449	125,981
Horace Mann Educators Corp	12,244	508,616
Investors Title Co	459	106,116
James River Group Holdings Ltd	11,377	54,154
Kemper Corp	18,018	1,065,224
Kinsale Capital Group Inc	6,609	2,876,633
Lemonade Inc (b)(c)	16,458	480,903
Lincoln National Corp	50,952	1,623,840
Loews Corp	52,707	4,576,549
MBIA Inc (b)	12,731	59,708
Mercury General Corp	7,958	441,032
Old Republic International Corp	69,423	2,610,305
Oscar Health Inc Class A (b)	60,392	785,700
Palomar Hldgs Inc (b)	7,935	1,150,734
Primerica Inc	9,953	2,608,383
ProAssurance Corp (b)	15,293	354,951
Reinsurance Group of America Inc	19,682	3,686,635
RLI Corp	24,918	1,844,181
Root Inc/OH Class A (b)	2,301	321,381
Ryan Specialty Holdings Inc Class A	31,760	2,080,598
Safety Insurance Group Inc	4,482	342,873
Selective Insurance Group Inc	18,193	1,586,975
Selectquote Inc (b)	43,378	137,508
Skyward Specialty Insurance Group Inc (b)	9,852	523,043
Stewart Information Services Corp	8,309	544,073
Tiptree Inc Class A	6,562	146,398
Trupanion Inc (b)(c)	10,035	367,281
TWFG Inc Class A	3,629	114,967
United Fire Group Inc	6,399	177,060
Universal Insurance Holdings Inc	7,584	183,836
Unum Group	48,998	3,805,185
White Mountains Insurance Group Ltd	758	1,339,727
		62,836,840
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust Inc	9,783	63,882
AGNC Investment Corp	268,369	2,369,698
Annaly Capital Management Inc	172,912	3,389,075
Apollo Commercial Real Estate Finance Inc	38,980	365,243
Arbor Realty Trust Inc (c)	56,741	654,224
Ares Commercial Real Estate Corp	15,441	62,844
ARMOUR Residential REIT Inc	23,242	382,796
Blackstone Mortgage Trust Inc Class A	51,137	974,160
Brightspire Capital Inc Class A	38,389	192,329
Chimera Investment Corp	24,871	306,908
Claros Mortgage Trust Inc	33,883	83,352
Dynex Capital Inc	25,805	318,176
Ellington Financial Inc	27,586	359,446
Franklin BSP Realty Trust Inc	25,587	291,180
Invesco Mortgage Capital Inc (c)	17,859	130,906
Kkr Real Estate Finance Trust Inc	17,071	157,907
Ladder Capital Corp Class A	33,823	353,112
MFA Financial Inc	30,644	300,924
New York Mortgage Trust Inc	27,304	160,274
Orchid Island Capital Inc	28,895	206,599
Pennymac Mortgage Investment Trust	26,294	337,615
Ready Capital Corp (c)	49,357	219,639
Redwood Trust Inc	40,936	254,213
Rithm Capital Corp	156,022	1,744,326
Starwood Property Trust Inc	96,167	1,845,445
TPG RE Finance Trust Inc	20,140	153,870
Two Harbors Investment Corp	30,717	364,611
		16,042,754
TOTAL FINANCIALS		286,903,462

Health Care - 12.1%
Biotechnology - 5.0%
2seventy bio Inc (b)	14,659	73,148
4D Molecular Therapeutics Inc (b)	10,929	36,831
89bio Inc (b)	38,060	305,241
Abeona Therapeutics Inc (b)(c)	13,229	86,782
Absci Corp (b)(c)	25,211	77,398
ACADIA Pharmaceuticals Inc (b)	36,961	539,631
ACELYRIN Inc (b)(c)	20,096	49,637
ADMA Biologics Inc (b)	70,647	1,681,399
Agios Pharmaceuticals Inc (b)	17,200	510,668
Akebia Therapeutics Inc (b)	57,576	138,758
Akero Therapeutics Inc (b)	21,009	958,220
Alector Inc (b)	23,095	27,714
Alkermes PLC (b)	48,279	1,388,987
Allogene Therapeutics Inc (b)(c)	45,515	76,465
Altimmune Inc (b)(c)	20,790	109,148
Amicus Therapeutics Inc (b)	81,023	622,257
AnaptysBio Inc (b)(c)	5,771	128,232
Anavex Life Sciences Corp (b)(c)	25,442	241,699
Anika Therapeutics Inc (b)	4,266	61,985
Annexon Inc (b)	25,975	48,314
Apellis Pharmaceuticals Inc (b)	32,168	617,947
Apogee Therapeutics Inc (b)	9,288	364,554
Arbutus Biopharma Corp (b)(c)	44,356	157,464
Arcellx Inc (b)	11,683	758,811
Arcturus Therapeutics Holdings Inc (b)	7,347	94,115
Arcus Biosciences Inc (b)	20,504	179,410
Arcutis Biotherapeutics Inc (b)	31,609	471,290
Ardelyx Inc (b)	70,964	390,657
ArriVent Biopharma Inc (b)	6,937	147,481
Arrowhead Pharmaceuticals Inc (b)	37,887	526,250
ARS Pharmaceuticals Inc (b)(c)	15,318	213,992
Astria Therapeutics Inc (b)	10,109	52,162
aTyr Pharma Inc (b)	25,470	88,381
Aura Biosciences Inc (b)	11,315	65,966
Avidity Biosciences Inc (b)	35,549	1,160,675
Avita Medical Inc (b)(c)	7,925	76,793
Beam Therapeutics Inc (b)	27,015	538,409
Bicara Therapeutics Inc	5,753	82,671
BioCryst Pharmaceuticals Inc (b)	61,323	542,709
Biohaven Ltd (b)	24,930	551,452
Blueprint Medicines Corp (b)	19,000	1,700,500
Bridgebio Pharma Inc (b)	44,081	1,690,947
C4 Therapeutics Inc (b)	16,020	26,273
Candel Therapeutics Inc (b)	9,613	47,200
Capricor Therapeutics Inc (b)(c)	12,650	160,655
Cardiff Oncology Inc (b)(c)	18,986	52,022
CareDx Inc (b)	16,132	272,308
Cargo Therapeutics Inc (b)(c)	10,670	48,762
Carisma Therapeutics Inc rights (b)(d)	47,241	0
Cartesian Therapeutics Inc rights (b)(d)	31,759	9,210
Catalyst Pharmaceuticals Inc (b)	33,558	815,124
Celcuity Inc (b)	8,341	92,919
Celldex Therapeutics Inc (b)	20,072	418,100
CG oncology Inc (b)	16,343	440,280
Cogent Biosciences Inc (b)	30,117	156,910
Coherus Biosciences Inc (b)(c)	34,509	35,544
Compass Therapeutics Inc (b)	30,448	56,633
Corvus Pharmaceuticals Inc (b)(c)	16,012	57,483
Crinetics Pharmaceuticals Inc (b)	27,696	924,769
Cullinan Therapeutics Inc (b)	15,423	127,702
Cytokinetics Inc (b)(c)	35,096	1,503,513
Day One Biopharmaceuticals Inc (b)	20,352	158,339
Denali Therapeutics Inc (b)	37,208	619,513
Dianthus Therapeutics Inc (b)	5,519	120,590
Disc Medicine Inc (b)	7,325	362,002
Dynavax Technologies Corp (b)	36,432	428,076
Dyne Therapeutics Inc (b)	23,288	274,566
Editas Medicine Inc (b)	23,561	38,876
Emergent BioSolutions Inc (b)(c)	15,799	84,367
Enanta Pharmaceuticals Inc (b)	5,644	34,372
Entrada Therapeutics Inc (b)	7,456	68,073
Erasca Inc (b)	63,404	92,570
Exact Sciences Corp (b)	55,332	2,525,352
Exelixis Inc (b)	83,613	3,273,449
Geron Corp (b)	152,954	215,665
Gossamer Bio Inc (b)	57,036	58,177
GRAIL Inc (c)	8,682	299,486
Halozyme Therapeutics Inc (b)	37,999	2,333,899
Heron Therapeutics Inc (b)(c)	42,281	102,320
Humacyte Inc Class A (b)(c)	28,118	40,771
Ideaya Biosciences Inc (b)	26,168	526,762
ImmunityBio Inc (b)(c)	50,625	127,069
Immunome Inc (b)	23,661	207,980
Immunovant Inc (b)	23,141	373,727
Incyte Corp (b)	48,026	3,009,309
Inmune Bio Inc (b)	4,754	37,366
Intellia Therapeutics Inc (b)(c)	30,080	266,810
Ionis Pharmaceuticals Inc (b)	46,839	1,438,426
Iovance Biotherapeutics Inc (b)(c)	66,799	239,808
Ironwood Pharmaceuticals Inc Class A (b)	40,433	37,696
iTeos Therapeutics Inc (b)	7,803	56,572
Janux Therapeutics Inc (b)	9,752	323,766
KalVista Pharmaceuticals Inc (b)	10,835	149,198
Keros Therapeutics Inc (b)	10,304	148,790
Kodiak Sciences Inc (b)	9,251	40,334
Korro Bio Inc (b)	1,889	33,530
Krystal Biotech Inc (b)	7,574	1,286,671
Kura Oncology Inc (b)	23,491	154,101
Kymera Therapeutics Inc (b)	13,734	470,664
Lexicon Pharmaceuticals Inc (b)(c)	50,872	37,177
Madrigal Pharmaceuticals Inc (b)	5,087	1,698,600
MannKind Corp (b)	80,883	407,650
MiMedx Group Inc (b)	35,030	241,006
Mineralys Therapeutics Inc (b)	10,997	156,267
Mirum Pharmaceuticals Inc (b)	12,092	525,397
Moderna Inc (b)	101,244	2,889,504
Monte Rosa Therapeutics Inc (b)	13,760	67,562
Myriad Genetics Inc (b)	26,610	197,180
Neurocrine Biosciences Inc (b)	29,711	3,199,578
Neurogene Inc (b)	3,205	48,075
Nkarta Inc (b)	15,902	33,712
Novavax Inc (b)(c)	48,022	320,307
Nurix Therapeutics Inc (b)	21,471	247,561
Nuvalent Inc Class A (b)	11,445	878,404
Ocugen Inc (b)(c)	81,854	61,161
Olema Pharmaceuticals Inc (b)	15,025	77,529
OmniAb Operations Inc (b)(d)	1,470	3,161
OmniAb Operations Inc (b)(d)	1,470	2,807
Organogenesis Holdings Inc Class A (b)	20,630	101,293
ORIC Pharmaceuticals Inc (b)	13,545	77,342
PDL BioPharma Inc (b)(d)	15,583	0
Perspective Therapeutics Inc (b)	17,087	41,863
Praxis Precision Medicines Inc (b)	5,042	189,781
Precigen Inc (b)(c)	43,955	68,570
Prime Medicine Inc (b)(c)	19,163	33,152
Protagonist Therapeutics Inc (b)	17,684	810,281
PTC Therapeutics Inc (b)	23,048	1,148,712
Puma Biotechnology Inc (b)	12,202	38,802
RAPT Therapeutics Inc (b)	27,065	25,084
Recursion Pharmaceuticals Inc Class A (b)(c)	87,442	488,801
REGENXBIO Inc (b)	13,604	130,734
Relay Therapeutics Inc (b)	38,589	128,501
Replimune Group Inc (b)	20,258	198,123
Revolution Medicines Inc (b)	51,667	2,086,313
Rezolute Inc (b)	16,202	60,920
Rhythm Pharmaceuticals Inc (b)	15,618	1,018,137
Rigel Pharmaceuticals Inc (b)	5,150	100,734
Rocket Pharmaceuticals Inc (b)	26,312	200,761
Roivant Sciences Ltd (b)	126,316	1,467,792
Sage Therapeutics Inc (b)	15,834	115,430
Sana Biotechnology Inc (b)(c)	38,355	72,875
Sangamo Therapeutics Inc (b)(c)	55,929	43,183
Sarepta Therapeutics Inc (b)	28,444	1,774,906
Savara Inc (b)(c)	34,181	109,379
Scholar Rock Holding Corp (b)	22,179	729,911
Seres Therapeutics Inc (b)(c)	2,331	22,611
Soleno Therapeutics Inc (b)	7,881	589,972
SpringWorks Therapeutics Inc (b)	22,241	1,029,758
Spyre Therapeutics Inc (b)	15,259	232,395
Stoke Therapeutics Inc (b)	11,836	115,519
Summit Therapeutics Inc (b)(c)	41,857	1,009,591
Syndax Pharmaceuticals Inc (b)	25,755	364,433
Tango Therapeutics Inc (b)(c)	18,433	25,991
Taysha Gene Therapies Inc (b)	43,785	84,943
Tectonic Therapeutic Inc (b)	2,147	44,786
TG Therapeutics Inc (b)	39,886	1,815,212
Tourmaline Bio Inc (b)	5,766	99,233
Travere Therapeutics Inc (b)	22,757	473,573
Twist Bioscience Corp (b)	17,903	686,043
Tyra Biosciences Inc (b)	5,910	60,873
Ultragenyx Pharmaceutical Inc (b)	27,363	1,066,610
United Therapeutics Corp (b)	13,348	4,045,645
Upstream Bio Inc	4,878	45,170
Vanda Pharmaceuticals Inc (b)	17,222	77,671
Vaxcyte Inc (b)	34,338	1,230,674
Vera Therapeutics Inc Class A (b)	16,192	378,407
Veracyte Inc (b)	23,235	708,668
Verastem Inc (b)(c)	13,523	101,287
Vericel Corp (b)	14,804	562,848
Verve Therapeutics Inc (b)(c)	19,820	112,379
Viking Therapeutics Inc (b)(c)	33,458	965,932
Vir Biotechnology Inc (b)	27,267	166,874
Viridian Therapeutics Inc (b)	20,420	276,691
Voyager Therapeutics Inc (b)	13,428	47,804
Xencor Inc (b)	20,396	224,764
Y-mAbs Therapeutics Inc (b)	9,531	40,507
		82,000,481
Health Care Equipment & Supplies - 2.2%
Accuray Inc Del (b)	33,299	51,613
Alphatec Holdings Inc (b)(c)	30,534	335,263
AngioDynamics Inc (b)	11,893	110,486
Artivion Inc (b)	11,136	263,812
AtriCure Inc (b)	14,606	436,865
Avanos Medical Inc (b)	13,409	168,283
Axogen Inc (b)	12,933	210,420
Bioventus Inc (b)	12,503	91,397
Butterfly Network Inc Class A (b)(c)	53,898	126,121
Ceribell Inc	3,457	55,623
Cerus Corp (b)	55,296	72,991
ClearPoint Neuro Inc (b)	7,998	115,091
CONMED Corp	9,302	456,821
CVRx Inc (b)	4,202	30,759
Delcath Systems Inc (b)	8,136	97,957
DENTSPLY SIRONA Inc	59,670	829,413
Electromed Inc (b)	2,016	46,428
Embecta Corp	17,426	212,423
Enovis Corp (b)	17,273	597,473
Envista Holdings Corp (b)	51,771	832,478
Glaukos Corp (b)	16,497	1,554,842
Globus Medical Inc Class A (b)	33,993	2,439,678
Haemonetics Corp (b)	15,056	948,829
ICU Medical Inc (b)	7,278	994,102
Inogen Inc (b)	7,030	50,124
Inspire Medical Systems Inc (b)	8,848	1,401,346
Integer Holdings Corp (b)	10,052	1,269,668
Integra LifeSciences Holdings Corp (b)	19,694	322,785
iRadimed Corp	2,365	123,950
iRhythm Technologies Inc (b)	9,367	1,001,239
Lantheus Holdings Inc (b)	20,787	2,168,916
LeMaitre Vascular Inc	6,118	555,147
LivaNova PLC (b)	16,333	604,321
Masimo Corp (b)	13,270	2,135,939
Merit Medical Systems Inc (b)	17,326	1,636,441
Myomo Inc (b)	7,843	36,862
Neogen Corp (b)(c)	59,068	298,293
NeuroPace Inc (b)	4,515	52,780
Novocure Ltd (b)	29,511	535,330
Omnicell Inc (b)	13,942	435,827
OraSure Technologies Inc (b)	21,470	64,195
Orthofix Medical Inc (b)	11,886	165,334
OrthoPediatrics Corp (b)	4,768	99,270
Penumbra Inc (b)	11,463	3,356,826
PROCEPT BioRobotics Corp (b)	16,203	874,638
Pulmonx Corp (b)	11,662	56,327
Pulse Biosciences Inc (b)(c)	5,584	95,040
QuidelOrtho Corp (b)	19,522	542,516
RxSight Inc (b)	10,186	149,938
Semler Scientific Inc (b)(c)	2,358	76,234
Senseonics Holdings Inc (b)(c)	172,559	128,505
SI-BONE Inc (b)	10,990	150,014
Solventum Corp (b)	41,171	2,722,228
STAAR Surgical Co (b)	14,808	270,394
Surmodics Inc (b)	4,349	121,815
Tactile Systems Technology Inc (b)	7,119	100,520
Tandem Diabetes Care Inc (b)	19,302	325,239
Teleflex Inc	13,895	1,904,310
TransMedics Group Inc (b)(c)	10,042	923,964
Treace Medical Concepts Inc (b)	12,781	90,489
UFP Technologies Inc (b)	2,190	456,703
Utah Medical Products Inc	931	48,179
Varex Imaging Corp (b)	11,916	99,141
Zimvie Inc (b)	8,007	72,543
		36,602,498
Health Care Providers & Services - 2.5%
Acadia Healthcare Co Inc (b)	27,862	651,971
AdaptHealth Corp (b)	31,870	271,214
Addus HomeCare Corp (b)	5,400	564,570
agilon health Inc (b)	91,242	388,691
Alignment Healthcare Inc (b)	30,042	532,344
Amedisys Inc (b)	9,812	931,159
AMN Healthcare Services Inc (b)	11,098	226,732
Astrana Health Inc (b)	12,461	388,409
Aveanna Healthcare Holdings Inc (b)	17,716	81,671
BrightSpring Health Services Inc (b)	16,261	285,055
Brookdale Senior Living Inc (b)	58,849	386,049
Castle Biosciences Inc (b)	8,238	165,172
Chemed Corp	4,479	2,604,583
Clover Health Investments Corp Class A (b)	123,595	420,223
Community Health Systems Inc (b)	35,835	97,830
Concentra Group Holdings Parent Inc	32,012	696,261
CorVel Corp (b)	8,152	886,612
Cross Country Healthcare Inc (b)	9,182	124,416
DaVita Inc (b)	13,154	1,861,949
DocGo Inc Class A (b)	26,671	59,476
Encompass Health Corp	30,093	3,520,580
Enhabit Inc (b)	14,831	118,500
Ensign Group Inc/The (c)	16,992	2,191,798
Fulgent Genetics Inc (b)(c)	6,086	105,592
GeneDx Holdings Corp Class A (b)	6,082	406,582
Guardant Health Inc (b)	36,941	1,744,723
HealthEquity Inc (b)	25,825	2,213,719
Henry Schein Inc (b)	37,158	2,414,155
Hims & Hers Health Inc Class A (b)(c)	57,149	1,891,632
LifeStance Health Group Inc (b)	38,481	252,820
National HealthCare Corp	3,644	344,322
National Research Corp Class A	4,185	47,541
NeoGenomics Inc (b)	37,786	241,641
OPKO Health Inc (b)	103,709	143,118
Option Care Health Inc (b)	50,868	1,643,545
Owens & Minor Inc (b)	21,666	152,962
PACS Group Inc (b)	11,331	109,118
Pediatrix Medical Group Inc (b)	25,484	328,234
Pennant Group Inc/The (b)	10,434	267,319
Premier Inc Class A (c)	27,430	558,201
Privia Health Group Inc (b)	30,717	721,235
Progyny Inc (b)	22,182	506,637
RadNet Inc (b)	19,504	1,021,620
Select Medical Holdings Corp	31,299	570,894
Sonida Senior Living Inc (b)	3,279	76,138
Surgery Partners Inc (b)	22,361	490,824
Talkspace Inc Class A (b)	41,630	127,804
Tenet Healthcare Corp (b)	28,417	4,062,210
Universal Health Services Inc Class B	17,508	3,100,142
US Physical Therapy Inc	4,443	315,942
		41,313,935
Health Care Technology - 0.4%
Certara Inc (b)	32,848	455,273
Claritev Corp Class A (b)(c)	1,830	41,046
Definitive Healthcare Corp Class A (b)(c)	16,719	45,476
Doximity Inc Class A (b)	39,884	2,268,602
Evolent Health Inc Class A (b)	31,525	310,837
GoodRx Holdings Inc Class A (b)	26,690	123,575
Health Catalyst Inc (b)	17,328	68,446
HealthStream Inc	7,237	243,380
LifeMD Inc (b)(c)	11,625	85,560
OptimizeRx Corp (b)	5,393	49,184
Phreesia Inc (b)	16,607	414,511
Schrodinger Inc/United States (b)	16,627	426,150
Simulations Plus Inc	4,922	169,071
Teladoc Health Inc (b)	50,655	364,209
TruBridge Inc (b)	3,559	92,641
Waystar Holding Corp (b)	20,124	748,009
		5,905,970
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	32,897	272,058
Adaptive Biotechnologies Corp (b)	33,589	247,215
Azenta Inc (b)	13,675	360,200
Bio-Rad Laboratories Inc Class A (b)(c)	5,777	1,410,050
Bio-Techne Corp	47,172	2,375,111
BioLife Solutions Inc (b)	10,648	256,723
Bruker Corp	32,992	1,321,660
Charles River Laboratories International Inc (b)	15,294	1,814,174
Codexis Inc (b)	23,838	54,827
CryoPort Inc (b)	14,532	81,089
Cytek Biosciences Inc (b)	31,053	115,207
Fortrea Holdings Inc (b)	26,494	165,058
Lifecore Biomedical Inc (b)(c)	10,791	72,947
Maravai LifeSciences Holdings Inc Class A (b)	34,665	70,023
MaxCyte Inc (United States) (b)	30,794	87,455
Medpace Holdings Inc (b)	7,487	2,308,916
Mesa Laboratories Inc	1,597	184,054
Niagen Bioscience Inc (b)	16,097	126,361
OmniAb Inc (b)	29,666	50,432
Pacific Biosciences of California Inc (b)(c)	75,484	83,787
Personalis Inc (b)	13,917	52,606
Quanterix Corp (b)	10,389	59,841
Quantum-Si Inc Class A (b)(c)	41,935	47,806
Repligen Corp (b)	15,532	2,143,261
Sotera Health Co (b)(c)	45,368	521,732
Standard BioTools Inc (b)	89,239	99,055
		14,381,648
Pharmaceuticals - 1.1%
Aclaris Therapeutics Inc (b)	33,877	46,750
Alumis Inc (c)	4,079	16,886
Amneal Intermediate Inc Class A (b)	44,981	344,554
Amphastar Pharmaceuticals Inc (b)	11,391	278,054
Amylyx Pharmaceuticals Inc (b)	21,230	108,485
ANI Pharmaceuticals Inc (b)	5,014	355,091
Aquestive Therapeutics Inc (b)(c)	21,966	64,251
Arvinas Inc (b)	18,775	180,616
Axsome Therapeutics Inc (b)	12,178	1,367,468
Collegium Pharmaceutical Inc (b)	9,614	259,530
Corcept Therapeutics Inc (b)	27,852	2,002,002
CorMedix Inc (b)(c)	18,189	167,157
Edgewise Therapeutics Inc (b)	17,282	283,425
Elanco Animal Health Inc (b)	147,303	1,396,432
Enliven Therapeutics Inc (b)(c)	9,059	171,577
Esperion Therapeutics Inc (b)	51,793	51,762
Evolus Inc (b)	14,473	164,992
EyePoint Pharmaceuticals Inc (b)	19,825	135,207
Fulcrum Therapeutics Inc (b)	12,655	48,722
Harmony Biosciences Holdings Inc (b)	11,502	338,964
Harrow Inc (b)	9,191	227,661
Innoviva Inc (b)	16,202	302,815
Jazz Pharmaceuticals PLC (b)	18,002	2,105,514
LENZ Therapeutics Inc (b)	4,933	140,665
Ligand Pharmaceuticals Inc (b)	5,686	624,664
Liquidia Corp (b)	14,021	195,873
Mind Medicine MindMed Inc (b)(c)	19,287	123,244
Nektar Therapeutics (b)	52,081	41,430
Nuvation Bio Inc Class A (b)	74,225	167,006
Ocular Therapeutix Inc (b)	38,183	316,919
Omeros Corp (b)(c)	16,884	124,097
Organon & Co	76,720	991,990
Pacira BioSciences Inc (b)	13,864	372,942
Perrigo Co PLC	40,880	1,051,434
Phathom Pharmaceuticals Inc (b)(c)	12,987	55,714
Phibro Animal Health Corp Class A	6,064	112,851
Prestige Consumer Healthcare Inc (b)	14,842	1,205,616
Septerna Inc	5,316	36,999
SIGA Technologies Inc	11,932	65,865
Supernus Pharmaceuticals Inc (b)	16,423	533,419
Tarsus Pharmaceuticals Inc (b)	10,291	534,206
Terns Pharmaceuticals Inc (b)	17,274	57,004
Theravance Biopharma Inc (b)	10,357	101,188
Third Harmonic Bio Inc (b)	6,611	34,179
Trevi Therapeutics Inc (b)	19,422	134,206
Veru Inc (b)	42,933	23,257
WaVe Life Sciences Ltd (b)	34,566	266,850
Xeris Biopharma Holdings Inc (b)	43,221	197,520
Xeris Biopharma Holdings Inc rights (b)(d)	12,393	0
Zevra Therapeutics Inc (b)	14,212	104,174
		18,031,227
TOTAL HEALTH CARE		198,235,759

Industrials - 19.3%
Aerospace & Defense - 1.7%
AAR Corp (b)	10,549	563,950
AeroVironment Inc (b)	8,382	1,270,041
AerSale Corp (b)	9,290	64,750
Archer Aviation Inc Class A (b)(c)	121,686	1,013,644
Astronics Corp (b)	8,694	197,267
BWX Technologies Inc	27,296	2,978,540
Byrna Technologies Inc (b)(c)	5,415	121,242
Cadre Holdings Inc	7,770	226,496
Curtiss-Wright Corp	11,240	3,876,564
Ducommun Inc (b)	4,021	230,484
Hexcel Corp	24,332	1,179,372
Huntington Ingalls Industries Inc	11,688	2,692,214
Intuitive Machines Inc Class A (b)(c)	24,228	198,670
Kratos Defense & Security Solutions Inc (b)	45,713	1,544,414
Leonardo DRS Inc	22,157	818,923
Loar Holdings Inc (b)(c)	5,322	503,355
Mercury Systems Inc (b)	15,132	756,600
Moog Inc Class A	8,474	1,417,277
National Presto Industries Inc	1,527	128,802
Redwire Corp Class A (b)(c)	7,298	78,672
Rocket Lab USA Inc Class A (b)(c)	104,470	2,276,401
Spirit AeroSystems Holdings Inc Class A (b)	35,076	1,262,736
Standardaero Inc (c)	30,526	824,813
Triumph Group Inc (b)	23,033	585,038
V2X Inc (b)	4,249	211,430
Virgin Galactic Holdings Inc Class A (b)(c)	7,478	21,610
Woodward Inc	17,716	3,322,990
		28,366,295
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	35,461	3,163,831
Forward Air Corp Class A (b)	5,792	85,258
GXO Logistics Inc (b)	35,781	1,296,703
Hub Group Inc Class A	18,050	570,200
		5,115,992
Building Products - 2.1%
A O Smith Corp	35,244	2,391,658
AAON Inc	20,176	1,841,464
Advanced Drainage Systems Inc	21,109	2,395,660
Allegion plc	25,960	3,613,632
American Woodmark Corp (b)	4,591	270,869
Apogee Enterprises Inc	6,448	255,792
Armstrong World Industries Inc	13,003	1,885,695
AZEK Co Inc/The Class A (b)	42,927	2,127,462
AZZ Inc	8,945	776,068
CSW Industrials Inc	5,019	1,568,337
Fortune Brands Innovations Inc	36,996	1,991,125
Gibraltar Industries Inc (b)	9,145	484,228
Griffon Corp	11,800	803,698
Hayward Holdings Inc (b)	42,726	569,538
Insteel Industries Inc	5,881	199,425
Janus International Group Inc (b)	41,818	287,708
JELD-WEN Holding Inc (b)	24,853	137,188
Masterbrand Inc (b)	38,429	466,912
Owens Corning	25,647	3,729,330
Quanex Building Products Corp	13,855	227,776
Resideo Technologies Inc (b)	44,128	740,468
Simpson Manufacturing Co Inc	12,621	1,939,721
Tecnoglass Inc	6,541	466,177
Trex Co Inc (b)	31,911	1,845,094
UFP Industries Inc	18,170	1,796,105
Zurn Elkay Water Solutions Corp	42,647	1,448,292
		34,259,422
Commercial Services & Supplies - 1.7%
ABM Industries Inc	18,537	903,493
ACCO Brands Corp	27,155	104,818
ACV Auctions Inc Class A (b)	47,490	697,628
Brady Corp Class A	13,267	932,537
BrightView Holdings Inc (b)	17,500	240,100
Brink's Co/The	13,078	1,167,081
Casella Waste Systems Inc Class A (b)	18,609	2,185,627
CECO Environmental Corp (b)	8,360	198,884
Clean Harbors Inc (b)	15,134	3,237,768
CoreCivic Inc (b)	32,816	742,954
Deluxe Corp	12,901	188,355
Driven Brands Holdings Inc (b)	17,317	286,077
Ennis Inc	7,772	139,507
Enviri Corp (b)	23,433	160,985
GEO Group Inc/The (b)	40,673	1,272,251
Healthcare Services Group Inc (b)	21,752	309,096
HNI Corp	14,423	610,093
Interface Inc	17,162	322,646
Liquidity Services Inc (b)	6,762	214,896
Matthews International Corp Class A	9,347	191,146
MillerKnoll Inc	20,345	333,658
Montrose Environmental Group Inc (b)	9,304	136,118
MSA Safety Inc	11,744	1,848,740
OPENLANE Inc (b)	31,830	589,173
Perma-Fix Environmental Services Inc (b)	5,718	46,888
Pitney Bowes Inc	46,953	407,552
Pursuit Attractions and Hospitality Inc (b)	6,204	181,715
Quad/Graphics Inc Class A	9,710	46,317
Rollins Inc	83,817	4,788,466
Steelcase Inc Class A	27,816	275,935
Tetra Tech Inc	80,162	2,500,253
UniFirst Corp/MA	4,489	801,152
Vestis Corp	33,722	295,405
Virco Mfg. Corp	3,133	28,792
VSE Corp	5,300	606,956
		26,993,062
Construction & Engineering - 2.1%
AECOM	39,616	3,908,118
Ameresco Inc Class A (b)	9,483	100,804
API Group Corp (b)	72,900	2,757,807
Arcosa Inc	14,516	1,162,296
Argan Inc	3,865	591,847
Bowman Consulting Group Ltd (b)	4,143	91,643
Comfort Systems USA Inc	10,598	4,213,235
Construction Partners Inc Class A (b)	14,121	1,159,899
Dycom Industries Inc (b)	8,733	1,463,214
EMCOR Group Inc	13,742	5,506,420
Everus Construction Group Inc	15,243	613,378
Fluor Corp (b)	51,270	1,788,810
Granite Construction Inc	12,983	1,055,388
Great Lakes Dredge & Dock Corp (b)	19,579	177,973
IES Holdings Inc (b)	2,517	495,044
Limbach Holdings Inc (b)(c)	3,062	293,156
MasTec Inc (b)	18,388	2,341,160
Matrix Service Co (b)	7,230	83,868
MYR Group Inc (b)	4,850	593,252
Northwest Pipe Co (b)	3,105	131,528
Orion Group Holdings Inc (b)	10,768	68,808
Primoris Services Corp	16,083	964,498
Sterling Infrastructure Inc (b)	9,186	1,372,664
Tutor Perini Corp (b)	12,942	277,735
Valmont Industries Inc	5,991	1,756,681
WillScot Holdings Corp	55,324	1,389,739
		34,358,965
Electrical Equipment - 1.1%
Acuity Inc	9,139	2,226,352
Allient Inc	4,371	93,321
American Superconductor Corp (b)	11,601	230,280
Array Technologies Inc (b)	43,259	206,778
Atkore Inc	10,347	660,863
Blink Charging Co (b)(c)	29,565	21,644
Bloom Energy Corp Class A (b)(c)	59,484	1,089,747
ChargePoint Holdings Inc Class A (b)(c)	115,396	71,869
EnerSys	11,756	1,018,070
Enovix Corp Class B (b)(c)	47,894	320,890
Eos Energy Enterprises Inc (b)(c)	64,841	338,470
Fluence Energy Inc Class A (b)(c)	17,910	73,252
FuelCell Energy Inc (b)(c)	5,947	24,382
Generac Holdings Inc (b)	17,766	2,032,075
GrafTech International Ltd (b)	56,572	35,810
Hyliion Holdings Corp Class A (b)	37,987	57,360
LSI Industries Inc	7,893	119,105
Net Power Inc Class A (b)(c)	10,524	17,890
NEXTracker Inc Class A (b)	42,987	1,745,702
NuScale Power Corp Class A (b)(c)	32,566	539,619
nVent Electric PLC	49,266	2,705,196
Plug Power Inc (b)(c)	260,886	227,649
Powell Industries Inc	2,815	515,455
Preformed Line Products Co	864	118,688
Regal Rexnord Corp	19,735	2,088,752
Sensata Technologies Holding PLC	44,850	959,790
SES AI Corp Class A (b)(c)	46,464	41,762
Shoals Technologies Group Inc (b)	49,721	179,493
Sunrun Inc (b)(c)	67,268	463,477
Thermon Group Holdings Inc (b)	10,288	269,854
Vicor Corp (b)	6,886	274,786
		18,768,381
Ground Transportation - 1.0%
ArcBest Corp	6,902	403,905
Avis Budget Group Inc (b)(c)	5,046	467,411
Covenant Logistics Group Inc Class A	4,886	97,231
Ftai Infrastructure Inc	33,051	142,780
Heartland Express Inc	13,087	99,461
Hertz Global Holdings Inc (b)(c)	36,714	250,389
Knight-Swift Transportation Holdings Inc	48,226	1,889,013
Landstar System Inc	10,583	1,419,709
Lyft Inc Class A (b)	110,335	1,368,154
Marten Transport Ltd	17,138	220,052
Proficient Auto Logistics Inc (b)	5,004	41,583
RXO Inc (b)	42,433	597,881
Ryder System Inc	12,595	1,733,954
Saia Inc (b)	7,925	1,933,701
Schneider National Inc Class B (c)	13,899	298,690
U-Haul Holding Co (b)(c)	3,364	206,516
U-Haul Holding Co Class N	29,548	1,619,230
Universal Logistics Holdings Inc	2,210	48,045
Werner Enterprises Inc	18,778	463,065
XPO Inc (b)	35,034	3,717,809
		17,018,579
Machinery - 4.5%
3D Systems Corp (b)	39,401	72,497
AGCO Corp	18,527	1,571,645
Alamo Group Inc	3,115	520,143
Albany International Corp Class A	9,277	610,056
Allison Transmission Holdings Inc	25,486	2,350,829
Astec Industries Inc	6,803	246,473
Atmus Filtration Technologies Inc	24,894	863,075
Blue Bird Corp (b)	9,518	331,893
Chart Industries Inc (b)	12,565	1,696,024
CNH Industrial NV Class A	261,105	3,020,985
Columbus McKinnon Corp/NY	8,445	125,408
Crane Co	14,528	2,338,717
Donaldson Co Inc	35,719	2,347,810
Douglas Dynamics Inc	6,892	165,270
Energy Recovery Inc (b)	16,974	262,248
Enerpac Tool Group Corp Class A	16,306	658,273
Enpro Inc	6,247	933,302
Esab Corp	16,976	2,039,157
ESCO Technologies Inc	7,713	1,206,699
Federal Signal Corp	18,278	1,488,378
Flowserve Corp	39,287	1,776,951
Franklin Electric Co Inc	11,759	999,045
Gates Industrial Corp PLC (b)	68,065	1,287,790
Gorman-Rupp Co/The	6,202	222,404
Graco Inc	50,434	4,115,919
Graham Corp (b)	2,973	90,617
Greenbrier Cos Inc/The	9,425	399,809
Helios Technologies Inc	9,791	266,903
Hillenbrand Inc	21,149	427,844
Hillman Solutions Corp Class A (b)	58,911	411,788
Hyster-Yale Inc Class A	3,218	123,668
ITT Inc	24,320	3,332,326
JBT Marel Corp	13,802	1,452,799
Kadant Inc	3,515	1,036,925
Kennametal Inc	22,953	447,124
Lincoln Electric Holdings Inc	16,868	2,972,142
Lindsay Corp	3,267	421,639
Manitowoc Co Inc/The (b)	10,504	82,771
Mayville Engineering Co Inc (b)	3,886	49,662
Middleby Corp/The (b)	16,072	2,143,201
Miller Industries Inc/TN	3,396	138,591
Mueller Industries Inc	33,963	2,498,318
Mueller Water Products Inc Class A1	46,804	1,228,137
Nordson Corp	16,224	3,075,584
Oshkosh Corp	19,459	1,629,886
Pentair PLC	49,333	4,475,983
Proto Labs Inc (b)	7,405	260,360
RBC Bearings Inc (b)	9,337	3,067,858
REV Group Inc	15,593	509,891
Shyft Group Inc/The	9,325	78,889
SPX Technologies Inc (b)	13,865	1,859,990
Standex International Corp	3,558	503,172
Symbotic Inc Class A (b)(c)	11,948	257,838
Tennant CO	5,582	402,797
Terex Corp	19,980	703,296
Timken Co/The	19,110	1,227,818
Titan International Inc (b)	14,513	106,671
Toro Co/The	30,097	2,055,023
Trinity Industries Inc	24,363	611,511
Wabash National Corp	12,684	87,645
Watts Water Technologies Inc Class A	8,177	1,698,772
Worthington Enterprises Inc	9,306	471,163
		71,859,402
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	13,014	168,661
Kirby Corp (b)	17,158	1,653,516
Matson Inc	9,929	1,083,155
		2,905,332
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	36,777	1,628,118
Allegiant Travel Co	4,248	199,359
American Airlines Group Inc (b)(c)	196,561	1,955,782
Blade Air Mobility Inc (b)	18,183	48,184
Frontier Group Holdings Inc (b)(c)	23,887	71,183
JetBlue Airways Corp (b)	91,287	398,011
Joby Aviation Inc Class A (b)(c)	144,269	908,895
SkyWest Inc (b)	12,092	1,078,244
Sun Country Airlines Holdings Inc (b)	11,457	112,279
		6,400,055
Professional Services - 2.6%
Alight Inc Class A	136,078	695,359
Amentum Holdings Inc	43,033	938,980
Barrett Business Services Inc	7,622	309,148
BlackSky Technology Inc Class A (b)(c)	7,462	62,382
CACI International Inc (b)	6,698	3,066,813
Cbiz Inc (b)	14,954	1,018,367
Clarivate PLC (b)(c)	133,694	576,221
Concentrix Corp	13,853	707,334
Conduent Inc (b)	43,590	91,975
CRA International Inc	1,997	323,913
CSG Systems International Inc	8,298	498,959
Dayforce Inc (b)	47,513	2,749,577
Dun & Bradstreet Holdings Inc	92,576	830,407
ExlService Holdings Inc (b)	47,906	2,322,483
Exponent Inc	15,201	1,196,015
First Advantage Corp (b)	18,048	254,477
Franklin Covey Co (b)	3,394	68,932
FTI Consulting Inc (b)	10,566	1,756,914
Genpact Ltd	47,934	2,409,163
Heidrick & Struggles International Inc	5,958	232,481
Huron Consulting Group Inc (b)	4,891	659,258
ICF International Inc	5,643	479,429
Innodata Inc (b)(c)	7,619	288,151
Insperity Inc	10,519	683,840
KBR Inc	39,830	2,103,422
Kelly Services Inc Class A	9,691	111,931
Kforce Inc	5,243	200,283
Korn Ferry	15,335	946,170
Legalzoom.com Inc (b)	31,761	232,491
ManpowerGroup Inc	13,985	602,334
Maximus Inc	16,957	1,135,441
Mistras Group Inc (b)	5,938	54,155
NV5 Global Inc (b)	15,325	284,279
Parsons Corp (b)	13,971	934,101
Paycom Software Inc	14,065	3,184,175
Paylocity Holding Corp (b)	13,020	2,501,142
Planet Labs PBC Class A (b)	65,185	214,459
Resolute Holdings Management Inc	806	21,737
Resources Connection Inc	8,960	51,386
Robert Half Inc	29,989	1,328,513
Science Applications International Corp	14,603	1,767,401
Spire Global Inc Class A (b)(c)	6,686	62,782
TriNet Group Inc	9,108	713,430
TrueBlue Inc (b)	8,624	37,427
TTEC Holdings Inc (b)	5,182	20,727
UL Solutions Inc Class A	18,509	1,058,530
Upwork Inc (b)	37,857	497,820
Verra Mobility Corp Class A (b)	49,312	1,075,002
Willdan Group Inc (b)	3,986	156,251
		41,515,967
Trading Companies & Distributors - 1.6%
Air Lease Corp Class A	31,025	1,450,729
Alta Equipment Group Inc Class A	6,730	28,602
Applied Industrial Technologies Inc	11,466	2,789,448
BlueLinx Holdings Inc (b)	2,600	169,364
Boise Cascade Co	11,407	1,064,045
Core & Main Inc Class A (b)	56,826	2,993,594
Custom Truck One Source Inc Class A (b)(c)	15,597	62,856
Distribution Solutions Group Inc (b)	2,631	68,511
DNOW Inc (b)	31,609	501,635
DXP Enterprises Inc/TX (b)	3,775	333,937
FTAI Aviation Ltd	30,628	3,280,565
GATX Corp	10,604	1,547,760
Global Industrial Co	3,995	102,592
GMS Inc (b)	11,530	844,688
H&E Equipment Services Inc	9,385	842,867
Herc Holdings Inc	8,522	932,648
Hudson Technologies Inc (b)	11,344	75,891
McGrath RentCorp	7,309	779,651
Mrc Global Inc (b)	25,974	302,597
MSC Industrial Direct Co Inc Class A	13,392	1,024,220
QXO Inc (c)	73,556	981,237
Rush Enterprises Inc Class A	18,688	952,901
SiteOne Landscape Supply Inc (b)	13,359	1,533,747
Titan Machinery Inc (b)	6,153	102,078
Transcat Inc (b)(c)	2,796	221,807
Wesco International Inc	13,221	2,154,494
Willis Lease Finance Corp	853	131,976
Xometry Inc Class A (b)	13,719	351,755
		25,626,195
TOTAL INDUSTRIALS		313,187,647

Information Technology - 11.7%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (b)	20,866	159,834
Applied Optoelectronics Inc (b)(c)	13,709	175,338
Aviat Networks Inc (b)	3,456	60,687
Calix Inc (b)	17,733	725,457
Ciena Corp (b)	42,440	2,850,270
Clearfield Inc (b)	3,400	97,478
CommScope Holding Co Inc (b)	63,291	236,708
Digi International Inc (b)	11,178	304,042
Extreme Networks Inc (b)	39,977	526,097
Harmonic Inc (b)	34,559	310,340
Juniper Networks Inc	98,842	3,589,942
Lumentum Holdings Inc (b)	20,661	1,219,825
Netgear Inc (b)	8,438	203,525
NetScout Systems Inc (b)	21,342	448,609
Ribbon Communications Inc (b)	28,167	90,416
Viasat Inc (b)(c)	25,094	232,621
Viavi Solutions Inc (b)	66,527	703,856
		11,935,045
Electronic Equipment, Instruments & Components - 2.2%
908 Devices Inc (b)(c)	8,174	44,385
Advanced Energy Industries Inc	11,235	1,094,401
Aeva Technologies Inc (b)	9,949	70,737
Arlo Technologies Inc (b)	29,747	292,413
Arrow Electronics Inc (b)	15,628	1,740,334
Avnet Inc	25,891	1,216,618
Badger Meter Inc	8,796	1,942,333
Bel Fuse Inc Class B	3,096	203,624
Belden Inc	12,055	1,242,991
Benchmark Electronics Inc	10,879	353,894
Climb Global Solutions Inc	1,169	123,213
Cognex Corp	50,607	1,381,571
Coherent Corp (b)	46,288	2,977,244
Crane NXT Co (c)	14,806	694,698
CTS Corp	8,953	340,930
Daktronics Inc (b)	11,995	152,217
ePlus Inc (b)	7,793	485,971
Evolv Technologies Holdings Inc Class A (b)(c)	32,223	141,459
FARO Technologies Inc (b)	5,657	166,372
Flex Ltd (b)	114,401	3,928,531
Insight Enterprises Inc (b)	8,181	1,131,269
IPG Photonics Corp (b)	7,930	474,928
Itron Inc (b)	13,489	1,501,191
Kimball Electronics Inc (b)	7,345	105,327
Knowles Corp (b)	25,996	409,177
Lightwave Logic Inc (b)(c)	36,821	32,774
Littelfuse Inc	7,440	1,356,386
Methode Electronics Inc	10,633	66,669
MicroVision Inc (b)(c)	69,270	78,275
Mirion Technologies Inc Class A (b)	55,945	882,812
Napco Security Technologies Inc	10,774	246,186
nLight Inc (b)	14,106	108,757
Novanta Inc (b)	10,756	1,278,458
OSI Systems Inc (b)	4,674	956,955
Ouster Inc Class A (b)	12,669	94,131
PAR Technology Corp (b)(c)	11,603	677,615
PC Connection Inc	3,707	229,982
Plexus Corp (b)	8,026	982,623
Powerfleet Inc NJ (b)(c)	34,875	175,770
Red Cat Holdings Inc (b)(c)	17,979	90,255
Rogers Corp (b)	5,025	310,595
Sanmina Corp (b)	16,251	1,247,914
ScanSource Inc (b)	6,382	210,542
SmartRent Inc Class A (b)	51,235	48,832
TD SYNNEX Corp	22,505	2,493,554
TTM Technologies Inc (b)	30,598	612,572
Vishay Intertechnology Inc	33,114	430,151
Vishay Precision Group Inc (b)	3,888	96,967
Vontier Corp	44,328	1,410,074
		36,334,677
IT Services - 0.7%
Amdocs Ltd	33,678	2,983,197
Applied Digital Corp (b)(c)	53,641	243,530
ASGN Inc (b)	13,159	662,950
Backblaze Inc Class A (b)	13,819	60,804
BigBear.ai Holdings Inc (b)(c)	29,656	101,127
BigCommerce Holdings Inc (b)	19,074	98,803
Couchbase Inc (b)(c)	12,714	224,275
DigitalOcean Holdings Inc (b)	18,965	586,019
DXC Technology Co (b)	54,419	844,583
EPAM Systems Inc (b)	16,956	2,660,566
Fastly Inc Class A (b)	37,787	217,275
Grid Dynamics Holdings Inc (b)	18,228	258,108
Hackett Group Inc/The	7,394	188,843
Kyndryl Holdings Inc (b)	69,541	2,254,519
Rackspace Technology Inc (b)	22,813	31,026
TSS Inc/MD (b)(c)	3,887	26,587
Unisys Corp (b)	20,083	79,730
		11,521,942
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research Inc Class A (b)	14,384	280,056
Aehr Test Systems (b)(c)	8,099	69,084
Alpha & Omega Semiconductor Ltd (b)	7,020	132,187
Ambarella Inc (b)	11,614	557,356
Amkor Technology Inc	33,703	588,117
Atomera Inc (b)(c)	8,213	36,055
Axcelis Technologies Inc (b)	9,810	480,494
CEVA Inc (b)	6,907	181,032
Cirrus Logic Inc (b)	15,902	1,527,228
Cohu Inc (b)	13,748	219,968
Credo Technology Group Holding Ltd (b)	42,943	1,848,696
Diodes Inc (b)	13,933	535,027
Enphase Energy Inc (b)	39,610	1,766,210
FormFactor Inc (b)	23,236	653,861
Ichor Holdings Ltd (b)	9,938	196,574
Impinj Inc (b)	6,930	638,461
Kopin Corp (b)	41,004	52,485
Lattice Semiconductor Corp (b)	41,225	2,017,140
MACOM Technology Solutions Holdings Inc (b)	17,758	1,842,393
MaxLinear Inc Class A (b)	22,568	225,454
MKS Instruments Inc	20,110	1,410,515
Navitas Semiconductor Corp Class A (b)(c)	38,304	73,927
NVE Corp	1,396	81,122
Onto Innovation Inc (b)	14,760	1,800,277
PDF Solutions Inc (b)	9,111	167,187
Penguin Solutions Inc (b)	16,161	275,868
Photronics Inc (b)	18,838	344,170
Power Integrations Inc	17,104	840,148
Qorvo Inc (b)	27,902	1,999,736
Rambus Inc (b)	31,838	1,553,376
Rigetti Computing Inc Class A (b)(c)	73,764	654,287
Semtech Corp (b)	25,715	803,594
Silicon Laboratories Inc (b)	9,718	988,904
SiTime Corp (b)	5,719	839,892
SkyWater Technology Inc (b)	6,315	44,773
Skyworks Solutions Inc	48,021	3,086,791
SolarEdge Technologies Inc (b)(c)	17,076	208,925
Synaptics Inc (b)	11,765	654,840
Ultra Clean Holdings Inc (b)	13,280	248,402
Universal Display Corp	13,189	1,656,934
Veeco Instruments Inc (b)	17,667	330,373
Wolfspeed Inc (b)(c)	47,003	166,861
		32,078,780
Software - 5.6%
8x8 Inc (b)	38,602	68,326
A10 Networks Inc	22,190	365,691
ACI Worldwide Inc (b)	31,340	1,672,302
Adeia Inc	32,317	397,822
Agilysys Inc (b)	6,737	500,896
Alarm.com Holdings Inc (b)	14,818	794,245
Alkami Technology Inc (b)	19,920	531,665
Amplitude Inc Class A (b)	25,292	232,433
Appfolio Inc Class A (b)	6,959	1,437,173
Appian Corp Class A (b)(c)	12,567	390,205
Arteris Inc (b)	7,978	53,133
Asana Inc Class A (b)	25,357	409,262
Aurora Innovation Inc Class A (b)(c)	311,484	2,255,144
AvePoint Inc Class A (b)	30,902	505,248
Bentley Systems Inc Class B	46,070	1,980,549
BILL Holdings Inc (b)	27,958	1,274,046
Blackbaud Inc (b)	11,387	689,369
BlackLine Inc (b)	15,510	732,537
Blend Labs Inc Class A (b)	56,973	190,860
Box Inc Class A (b)	42,942	1,340,649
Braze Inc Class A (b)	20,526	638,974
C3.ai Inc Class A (b)(c)	34,290	754,723
Ccc Intelligent Solutions Holdings Inc Class A (b)	141,861	1,313,633
Cerence Inc (b)	12,971	117,517
Cipher Mining Inc (b)(c)	67,283	191,757
Cleanspark Inc (b)(c)	83,259	680,226
Clear Secure Inc Class A	28,109	693,730
Clearwater Analytics Holdings Inc Class A (b)	63,827	1,451,426
Commvault Systems Inc (b)	13,139	2,195,921
Confluent Inc Class A (b)	77,122	1,836,275
Consensus Cloud Solutions Inc (b)	5,263	104,523
Core Scientific Inc (b)	83,538	676,658
Daily Journal Corp (b)	271	102,704
Digimarc Corp (b)	4,460	58,381
Digital Turbine Inc (b)	27,537	82,611
Dolby Laboratories Inc Class A	18,299	1,405,180
Domo Inc Class B (b)	9,436	70,109
DoubleVerify Holdings Inc (b)	42,281	560,646
Dropbox Inc Class A (b)	64,693	1,846,985
Dynatrace Inc (b)	89,423	4,200,198
E2open Parent Holdings Inc Class A (b)	61,449	121,055
Elastic NV (b)	26,005	2,241,631
Expensify Inc Class A (b)	15,543	46,007
Five9 Inc (b)(c)	22,465	564,770
Freshworks Inc Class A (b)	56,113	828,789
Gitlab Inc Class A (b)	36,716	1,713,536
Guidewire Software Inc (b)	24,935	5,105,940
I3 Verticals Inc Class A (b)	6,319	158,733
Informatica Inc Class A (b)	24,627	463,726
Intapp Inc (b)	15,914	863,494
InterDigital Inc	7,670	1,541,670
Jamf Holding Corp (b)	18,579	214,959
Klaviyo Inc Class A (b)	23,425	713,057
LiveRamp Holdings Inc (b)	19,522	510,696
Manhattan Associates Inc (b)	18,262	3,239,496
MARA Holdings Inc (b)(c)	101,482	1,356,814
Meridianlink Inc (b)	7,779	131,543
Mitek Systems Inc (b)	13,333	110,397
N-able Inc/US (b)	21,039	148,535
nCino Inc (b)(c)	27,784	644,589
NCR Voyix Corp (b)(c)	44,247	379,197
NextNav Inc Class A (b)	20,005	248,462
Nutanix Inc Class A (b)	74,421	5,112,724
Olo Inc Class A (b)	33,245	206,119
OneSpan Inc	10,400	154,648
Onestream Inc Class A (c)	15,490	331,486
Ooma Inc (b)	7,777	95,113
PagerDuty Inc (b)	26,685	413,884
Pegasystems Inc	13,334	1,227,795
Porch Group Inc (b)	27,479	159,378
Procore Technologies Inc (b)	31,990	2,050,239
Progress Software Corp	12,990	778,880
PROS Holdings Inc (b)	12,870	219,820
Q2 Holdings Inc (b)	18,176	1,440,448
Qualys Inc (b)	10,947	1,376,147
Rapid7 Inc (b)	19,085	450,788
Red Violet Inc	3,483	136,046
Rekor Systems Inc (b)(c)	32,058	33,661
RingCentral Inc Class A (b)	23,968	611,184
Riot Platforms Inc (b)(c)	89,525	648,161
Rubrik Inc Class A (b)	26,010	1,834,485
Samsara Inc Class A (b)	75,650	3,000,279
SEMrush Holdings Inc Class A (b)	9,824	100,991
SentinelOne Inc Class A (b)	88,425	1,635,863
SoundHound AI Inc Class A (b)(c)	107,887	1,002,270
Sprinklr Inc Class A (b)	33,726	259,353
Sprout Social Inc Class A (b)	15,435	322,746
SPS Commerce Inc (b)	11,356	1,629,700
Telos Corp (b)	14,697	40,123
Tenable Holdings Inc (b)	35,723	1,092,052
Teradata Corp (b)	28,740	617,910
Terawulf Inc (b)(c)	92,297	256,586
UiPath Inc Class A (b)	126,577	1,511,329
Unity Software Inc (b)	87,866	1,851,337
Varonis Systems Inc (b)	33,669	1,442,380
Verint Systems Inc (b)	18,821	332,002
Veritone Inc (b)(c)	12,107	24,698
Vertex Inc Class A (b)	15,602	624,548
Viant Technology Inc Class A (b)	4,951	70,849
Weave Communications Inc (b)	11,802	125,101
Workiva Inc Class A (b)	15,403	1,159,384
Xperi Inc (b)	13,552	100,149
Yext Inc (b)	32,012	217,682
Zeta Global Holdings Corp Class A (b)	63,595	830,551
		91,679,717
Technology Hardware, Storage & Peripherals - 0.5%
CompoSecure Inc Class A	11,701	128,594
Corsair Gaming Inc (b)	13,226	93,640
Diebold Nixdorf Inc (b)	11,265	499,377
Eastman Kodak Co (b)(c)	21,565	135,644
Immersion Corp	8,794	63,581
IonQ Inc (b)(c)	58,857	1,616,213
Pure Storage Inc Class A (b)	92,594	4,200,064
Sandisk Corp/DE	34,465	1,106,671
Turtle Beach Corp (b)	4,876	56,318
Xerox Holdings Corp (c)	33,913	149,556
		8,049,658
TOTAL INFORMATION TECHNOLOGY		191,599,819

Materials - 4.7%
Chemicals - 2.0%
AdvanSix Inc	7,823	167,569
Albemarle Corp	35,027	2,050,831
American Vanguard Corp	7,401	31,232
Arq Inc (b)	10,355	39,245
Ashland Inc	14,214	773,099
ASP Isotopes Inc (b)(c)	16,573	87,505
Aspen Aerogels Inc (b)	19,540	105,516
Avient Corp	27,443	914,126
Axalta Coating Systems Ltd (b)	64,972	2,111,590
Balchem Corp	9,712	1,520,414
Cabot Corp	16,253	1,276,511
Celanese Corp	32,720	1,456,367
Chemours Co/The	45,005	557,162
Danimer Scientific Inc warrants 7/15/2025 (b)	8,133	3
Ecovyst Inc (b)	30,619	183,102
Element Solutions Inc	66,697	1,361,286
FMC Corp	37,365	1,566,341
Ginkgo Bioworks Holdings Inc Class A (b)(c)	11,681	86,089
Hawkins Inc	5,697	693,781
HB Fuller Co	16,438	888,310
Huntsman Corp	48,309	642,993
Ingevity Corp (b)	10,888	359,086
Innospec Inc	7,506	671,637
Intrepid Potash Inc (b)	2,795	92,347
Koppers Holdings Inc	6,062	151,914
Kronos Worldwide Inc	6,225	47,995
LSB Industries Inc (b)	15,620	99,656
Mativ Holdings Inc	15,754	80,503
Minerals Technologies Inc	9,500	490,105
Mosaic Co/The	94,920	2,885,568
NewMarket Corp	2,278	1,401,653
Olin Corp	34,379	743,274
Origin Materials Inc Class A (b)(c)	36,401	25,721
Perimeter Solutions Inc	41,084	416,181
PureCycle Technologies Inc (b)(c)	44,351	297,595
Quaker Chemical Corp	4,056	429,693
Rayonier Advanced Materials Inc (b)	18,986	80,880
RPM International Inc	38,423	4,101,655
Scotts Miracle-Gro Co/The	12,925	651,162
Sensient Technologies Corp	12,673	1,190,628
Stepan Co	6,574	332,381
Trinseo PLC	10,443	41,563
Tronox Holdings PLC	34,379	185,990
Westlake Corp	10,042	928,182
		32,218,441
Construction Materials - 0.3%
Eagle Materials Inc	9,915	2,244,657
Knife River Corp (b)	16,951	1,582,884
United States Lime & Minerals Inc	3,151	294,650
		4,122,191
Containers & Packaging - 0.9%
Amcor PLC	12,477	114,788
AptarGroup Inc	19,883	2,981,456
Ardagh Metal Packaging SA	43,045	159,697
Crown Holdings Inc	34,969	3,368,564
Graphic Packaging Holding CO	89,826	2,273,496
Greif Inc Class A	7,869	412,965
Myers Industries Inc	10,947	114,944
O-I Glass Inc (b)	46,484	588,487
Ranpak Holdings Corp Class A (b)	12,524	51,473
Sealed Air Corp	43,395	1,195,966
Silgan Holdings Inc	24,086	1,244,042
Sonoco Products Co	29,460	1,207,860
TriMas Corp	11,513	276,888
		13,990,626
Metals & Mining - 1.4%
Alcoa Corp (c)	76,968	1,888,025
Alpha Metallurgical Resources Inc (b)	3,283	398,392
ATI Inc (b)	42,611	2,317,186
Carpenter Technology Corp	14,907	2,915,958
Century Aluminum Co (b)	15,280	250,745
Cleveland-Cliffs Inc (b)(c)	144,943	1,194,330
Coeur Mining Inc (b)	191,237	1,061,365
Commercial Metals Co	34,001	1,514,405
Compass Minerals International Inc (b)	10,200	137,088
Contango ORE Inc (b)(c)	3,082	43,333
Hecla Mining Co	189,248	1,082,499
Idaho Strategic Resources Inc (b)(c)	3,587	57,356
Ivanhoe Electric Inc / US (b)(c)	27,741	174,768
Kaiser Aluminum Corp	4,857	313,082
Materion Corp	6,178	512,836
Mesabi Trust	3,984	111,313
Metallus Inc (b)	10,871	137,518
MP Materials Corp (b)(c)	36,140	883,984
Olympic Steel Inc	2,859	92,203
Piedmont Lithium Inc (b)(c)	6,040	45,179
Radius Recycling Inc Class A	7,863	230,622
Ramaco Resources Inc Class A	8,328	83,946
Royal Gold Inc	19,626	3,585,867
Ryerson Holding Corp	8,138	190,266
SunCoke Energy Inc	25,482	230,867
United States Steel Corp	67,252	2,939,586
Warrior Met Coal Inc	15,756	753,452
Worthington Steel Inc	10,502	269,481
		23,415,652
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	4,780	128,391
Louisiana-Pacific Corp	18,710	1,614,860
Sylvamo Corp	10,132	604,070
		2,347,321
TOTAL MATERIALS		76,094,231

Real Estate - 7.0%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	21,821	374,885
Alpine Income Property Trust Inc	4,309	66,574
American Assets Trust Inc	14,186	265,704
Armada Hoffler Properties Inc Class A	23,760	160,855
Broadstone Net Lease Inc Class A	56,933	921,176
CTO Realty Growth Inc	7,890	144,150
Empire State Realty Trust Inc Class A	40,335	287,185
Essential Properties Realty Trust Inc	56,277	1,810,431
Gladstone Commercial Corp	13,148	185,781
Global Net Lease Inc	58,821	444,099
One Liberty Properties Inc	5,066	123,610
		4,784,450
Health Care REITs - 0.8%
American Healthcare REIT Inc	45,788	1,478,037
CareTrust REIT Inc	56,212	1,645,325
Community Healthcare Trust Inc	7,388	126,187
Diversified Healthcare Trust	63,989	144,615
Global Medical REIT Inc	19,201	148,616
Healthcare Realty Trust Inc	106,205	1,649,364
LTC Properties Inc	13,784	494,432
Medical Properties Trust Inc (c)	179,789	992,435
National Health Investors Inc	13,649	1,032,820
Omega Healthcare Investors Inc	84,224	3,288,947
Sabra Health Care REIT Inc	70,896	1,265,494
Sila Realty Trust Inc	16,379	421,923
Universal Health Realty Income Trust	3,788	144,739
		12,832,934
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	66,806	786,307
Chatham Lodging Trust	15,301	105,118
DiamondRock Hospitality Co	63,134	463,404
Park Hotels & Resorts Inc	61,575	612,056
Pebblebrook Hotel Trust	36,360	329,058
RLJ Lodging Trust	46,479	325,818
Ryman Hospitality Properties Inc	17,960	1,579,582
Service Properties Trust	48,704	87,666
Summit Hotel Properties Inc	32,692	133,056
Sunstone Hotel Investors Inc	60,622	505,587
Xenia Hotels & Resorts Inc	30,138	321,874
		5,249,526
Industrial REITs - 0.8%
Americold Realty Trust Inc	78,425	1,516,740
EastGroup Properties Inc	15,559	2,542,652
First Industrial Realty Trust Inc	39,672	1,887,594
Lineage Inc (c)	17,730	855,118
LXP Industrial Trust	89,701	707,741
Plymouth Industrial REIT Inc	12,405	184,461
Rexford Industrial Realty Inc	67,911	2,247,854
STAG Industrial Inc Class A	55,941	1,847,731
Terreno Realty Corp	29,893	1,683,873
		13,473,764
Office REITs - 0.8%
Brandywine Realty Trust	51,050	202,158
BXP Inc	43,390	2,765,245
COPT Defense Properties	33,834	883,406
Cousins Properties Inc	50,383	1,387,548
Douglas Emmett Inc	50,366	696,562
Easterly Government Properties Inc	12,249	247,062
Highwoods Properties Inc	32,501	924,328
Hudson Pacific Properties Inc	41,847	85,786
JBG SMITH Properties	25,239	352,841
Kilroy Realty Corp	31,956	1,006,934
NET Lease Office Properties (b)	4,787	144,711
Orion Properties Inc	15,560	28,474
Paramount Group Inc	54,462	233,642
Peakstone Realty Trust	11,209	129,016
Piedmont Office Realty Trust Inc Class A1	36,461	215,485
Postal Realty Trust Inc Class A	7,006	92,759
SL Green Realty Corp	20,887	1,098,865
Vornado Realty Trust	49,699	1,753,381
		12,248,203
Real Estate Management & Development - 0.8%
Anywhere Real Estate Inc (b)	29,262	101,247
Compass Inc Class A (b)	125,154	966,189
Cushman & Wakefield PLC (b)	68,199	639,025
Douglas Elliman Inc (b)	20,007	33,211
eXp World Holdings Inc	24,890	227,992
Forestar Group Inc (b)	5,984	115,252
Howard Hughes Holdings Inc (b)	9,116	606,487
Jones Lang LaSalle Inc (b)	14,143	3,216,260
Kennedy-Wilson Holdings Inc	34,922	223,501
Marcus & Millichap Inc	7,412	225,325
Newmark Group Inc Class A	41,667	457,920
Opendoor Technologies Inc Class A (b)	185,175	140,418
RE/MAX Holdings Inc Class A (b)	5,364	41,034
Redfin Corp (b)	37,214	353,905
RMR Group Inc/The Class A	4,642	68,145
Seaport Entertainment Group Inc (c)	2,398	45,922
St Joe Co/The	11,316	478,893
Tejon Ranch Co (b)	7,720	130,700
Zillow Group Inc Class A (b)	19,650	1,296,507
Zillow Group Inc Class C (b)	44,537	2,998,676
		12,366,609
Residential REITs - 0.9%
American Homes 4 Rent Class A	94,903	3,548,423
Apartment Investment and Management Co Class A	38,199	302,154
Camden Property Trust	31,913	3,631,699
Centerspace	5,146	310,613
Elme Communities	26,688	415,532
Equity LifeStyle Properties Inc	57,133	3,701,077
Independence Realty Trust Inc	69,033	1,341,311
NexPoint Residential Trust Inc	6,540	243,811
UMH Properties Inc	21,849	386,072
Veris Residential Inc	24,116	374,280
		14,254,972
Retail REITs - 1.6%
Acadia Realty Trust	36,055	688,651
Agree Realty Corp	32,001	2,483,598
Alexander's Inc	688	142,003
Brixmor Property Group Inc	91,525	2,279,888
CBL & Associates Properties Inc	4,322	101,437
Curbline Properties Corp	28,529	653,029
Federal Realty Investment Trust	23,109	2,172,708
FrontView REIT Inc	4,963	61,740
Getty Realty Corp	15,066	421,697
InvenTrust Properties Corp	23,464	653,707
Kimco Realty Corp	203,240	4,060,735
Kite Realty Group Trust	65,569	1,419,569
Macerich Co/The	74,598	1,093,607
NETSTREIT Corp	24,272	394,905
NNN REIT Inc	56,176	2,309,395
Phillips Edison & Co Inc	37,591	1,304,408
Regency Centers Corp	48,808	3,522,961
Saul Centers Inc	3,632	118,766
SITE Centers Corp	14,695	173,989
Tanger Inc	32,923	1,037,404
Urban Edge Properties	37,971	686,136
Whitestone REIT	13,613	177,514
		25,957,847
Specialized REITs - 0.8%
CubeSmart	67,767	2,756,084
EPR Properties	22,577	1,117,336
Farmland Partners Inc	12,849	129,261
Four Corners Property Trust Inc	30,141	842,441
Gladstone Land Corp	9,995	99,250
Lamar Advertising Co Class A	26,299	2,993,089
Millrose Properties Inc Class A	36,042	902,492
National Storage Affiliates Trust	21,175	787,710
Outfront Media Inc	41,571	628,969
PotlatchDeltic Corp	21,613	829,723
Rayonier Inc	42,348	1,035,832
Safehold Inc	13,443	211,727
Uniti Group Inc	71,905	353,773
		12,687,687
TOTAL REAL ESTATE		113,855,992

Utilities - 2.7%
Electric Utilities - 1.0%
ALLETE Inc	17,248	1,129,572
Hawaiian Electric Industries Inc (b)	51,902	544,971
IDACORP Inc	15,901	1,877,749
MGE Energy Inc	10,831	979,339
OGE Energy Corp	59,832	2,715,176
Oklo Inc Class A (b)(c)	21,558	511,786
Otter Tail Corp	12,536	995,108
Pinnacle West Capital Corp	33,889	3,225,555
Portland General Electric Co	32,739	1,378,967
TXNM Energy Inc	26,958	1,434,166
		14,792,389
Gas Utilities - 0.7%
Chesapeake Utilities Corp	6,824	898,516
MDU Resources Group Inc	61,155	1,048,197
National Fuel Gas Co	27,015	2,074,212
New Jersey Resources Corp	29,987	1,467,564
Northwest Natural Holding Co	12,088	520,993
ONE Gas Inc	16,947	1,330,509
Southwest Gas Holdings Inc	18,058	1,303,968
Spire Inc	17,419	1,333,250
UGI Corp	64,174	2,104,265
		12,081,474
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	212,637	2,126,370
Clearway Energy Inc Class A	11,597	317,178
Clearway Energy Inc Class C	23,724	696,062
Ormat Technologies Inc	17,215	1,249,809
Talen Energy Corp (b)	13,722	2,951,328
		7,340,747
Multi-Utilities - 0.2%
Avista Corp	23,704	983,005
Black Hills Corp	21,419	1,304,417
Northwestern Energy Group Inc	18,357	1,068,928
Unitil Corp	4,771	279,866
		3,636,216
Water Utilities - 0.4%
American States Water Co	11,315	917,760
Cadiz Inc (b)	14,969	42,512
California Water Service Group	17,831	903,140
Consolidated Water Co Ltd	4,698	109,182
Essential Utilities Inc	75,419	3,101,983
Middlesex Water Co	5,273	332,832
SJW Group	9,100	516,334
York Water Co/The	4,376	154,035
		6,077,778
TOTAL UTILITIES		43,928,604

TOTAL UNITED STATES		1,599,067,009
TOTAL COMMON STOCKS (Cost $1,571,545,331)		1,628,727,630

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	416,127	416,210
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	96,561,465	96,571,121
TOTAL MONEY MARKET FUNDS (Cost $96,987,331)			96,987,331

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $287,058)	4.25	288,000	287,055

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,668,819,720)	1,726,002,016
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(93,761,405)
NET ASSETS - 100.0%	1,632,240,611

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	14	Jun 2025	1,378,860	62,237	62,237
CME S&P 400 Midcap Index Contracts (United States)	8	Jun 2025	2,286,240	96,899	96,899

TOTAL FUTURES CONTRACTS					159,136
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $192,003 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $287,055.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,501,826	63,341,638	67,427,254	65,743	-	-	416,210	416,127	0.0%
Fidelity Securities Lending Cash Central Fund	91,588,044	160,852,431	155,869,354	408,924	-	-	96,571,121	96,561,465	0.3%
Total	96,089,870	224,194,069	223,296,608	474,667	-	-	96,987,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	59,104,241	59,104,241	-	-
Consumer Discretionary	196,854,591	196,854,591	-	-
Consumer Staples	73,883,010	73,883,010	-	-
Energy	55,204,900	55,204,900	-	-
Financials	295,065,657	295,065,657	-	-
Health Care	199,546,696	199,531,518	-	15,178
Industrials	313,532,890	313,532,890	-	-
Information Technology	195,901,257	195,901,257	-	-
Materials	81,849,792	81,849,792	-	-
Real Estate	113,855,992	113,855,992	-	-
Utilities	43,928,604	43,928,604	-	-

U.S. Treasury Obligations	287,055	-	287,055	-

Money Market Funds	96,987,331	96,987,331	-	-
Total Investments in Securities:	1,726,002,016	1,725,699,783	287,055	15,178
Derivative Instruments:

Assets
Futures Contracts	159,136	159,136	-	-
Total Assets	159,136	159,136	-	-
Total Derivative Instruments:	159,136	159,136	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	159,136	0
Total Equity Risk	159,136	0
Total Value of Derivatives	159,136	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Extended Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $95,660,796) - See accompanying schedule:
Unaffiliated issuers (cost $1,571,832,389)	$1,629,014,685
Fidelity Central Funds (cost $96,987,331)	96,987,331

Total Investment in Securities (cost $1,668,819,720)		$1,726,002,016
Segregated cash with brokers for derivative instruments		90,000
Cash		2,254,350
Foreign currency held at value (cost $403)		402
Receivable for investments sold		2,226,736
Receivable for fund shares sold		713,809
Dividends receivable		500,005
Distributions receivable from Fidelity Central Funds		48,715
Other receivables		43,855
Total assets		1,731,879,888
Liabilities
Payable for investments purchased	$2,489,656
Payable for fund shares redeemed	563,410
Payable for daily variation margin on futures contracts	14,602
Collateral on securities loaned	96,571,609
Total liabilities		99,639,277
Net Assets		$1,632,240,611
Net Assets consist of:
Paid in capital		$1,579,931,197
Total accumulated earnings (loss)		52,309,414
Net Assets		$1,632,240,611
Net Asset Value, offering price and redemption price per share ($1,632,240,611 ÷ 131,527,978 shares)		$12.41
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$11,224,347
Interest		8,257
Income from Fidelity Central Funds (including $408,924 from security lending)		474,667
Total income		11,707,271
Expenses
Independent trustees' fees and expenses	$3,881
Total expenses		3,881
Net Investment income (loss)		11,703,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,410,842
Futures contracts	(400,963)
Total net realized gain (loss)		32,009,879
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(173,815,477)
Assets and liabilities in foreign currencies	1
Futures contracts	105,345
Total change in net unrealized appreciation (depreciation)		(173,710,131)
Net gain (loss)		(141,700,252)
Net increase (decrease) in net assets resulting from operations		$(129,996,862)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,703,390	$24,640,668
Net realized gain (loss)	32,009,879	39,884,419
Change in net unrealized appreciation (depreciation)	(173,710,131)	363,744,676
Net increase (decrease) in net assets resulting from operations	(129,996,862)	428,269,763
Distributions to shareholders	(21,542,038)	(21,540,620)

Share transactions
Proceeds from sales of shares	206,757,738	413,229,922
Reinvestment of distributions	19,136,759	19,026,243
Cost of shares redeemed	(177,839,895)	(373,879,253)

Net increase (decrease) in net assets resulting from share transactions	48,054,602	58,376,912
Total increase (decrease) in net assets	(103,484,298)	465,106,055

Net Assets
Beginning of period	1,735,724,909	1,270,618,854
End of period	$1,632,240,611	$1,735,724,909

Other Information
Shares
Sold	15,169,846	33,192,384
Issued in reinvestment of distributions	1,341,049	1,582,882
Redeemed	(13,265,211)	(30,232,808)
Net increase (decrease)	3,245,684	4,542,458

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.53	$10.27	$10.90	$14.09	$9.48	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.19	.18	.18	.14
Net realized and unrealized gain (loss)	(1.04)	3.24	(.65)	(2.46)	4.68	(.14)
Total from investment operations	(.95)	3.44	(.46)	(2.28)	4.86	-
Distributions from net investment income	(.17)	(.18)	(.17)	(.16)	(.14)	(.13)
Distributions from net realized gain	-	-	-	(.75)	(.11)	(.06)
Total distributions	(.17)	(.18)	(.17)	(.91)	(.25)	(.18) C
Net asset value, end of period	$12.41	$13.53	$10.27	$10.90	$14.09	$9.48
Total Return D,E	(7.21) %	33.66%	(4.23)%	(16.99)%	51.93%	(.06)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.32% I	1.56%	1.74%	1.57%	1.38%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,632,241	$1,735,725	$1,270,619	$1,265,762	$1,395,074	$591,543
Portfolio turnover rate J	15 % I	8% K	7% K	16% K	25%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® International Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	13,606	614,582
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	710,437	2,050,390
Interactive Media & Services - 0.1%
CAR Group Ltd	66,440	1,418,115
REA Group Ltd	9,063	1,439,928
SEEK Ltd	62,834	855,422
		3,713,465
TOTAL COMMUNICATION SERVICES		5,763,855

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	199,587	9,998,558
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	110,017	4,698,721
Lottery Corp/The	391,845	1,305,834
		6,004,555
Specialty Retail - 0.0%
JB Hi-Fi Ltd	19,256	1,276,052
TOTAL CONSUMER DISCRETIONARY		17,279,165

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	142,958	817,147
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	235,710	3,200,896
Endeavour Group Ltd/Australia	268,181	685,983
Metcash Ltd	191,795	395,053
Woolworths Group Ltd	214,848	4,336,201
		8,618,133
TOTAL CONSUMER STAPLES		9,435,280

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ampol Ltd	42,108	639,377
Santos Ltd	571,688	2,197,777
Whitehaven Coal Ltd	146,454	468,468
Woodside Energy Group Ltd	334,012	4,353,892
		7,659,514
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	523,122	10,003,275
Bank of Queensland Ltd	117,141	559,566
Bendigo & Adelaide Bank Ltd	100,018	715,512
Commonwealth Bank of Australia	294,306	31,369,823
National Australia Bank Ltd	539,975	12,468,400
Westpac Banking Corp	603,218	12,658,635
		67,775,211
Capital Markets - 0.2%
ASX Ltd	34,112	1,544,658
HUB24 Ltd	14,318	661,474
Macquarie Group Ltd	62,334	7,702,928
Magellan Financial Group Ltd warrants 4/16/2027 (b)	1,938	75
		9,909,135
Financial Services - 0.0%
AMP Ltd	441,172	364,389
Challenger Ltd	90,494	410,043
Washington H Soul Pattinson & Co Ltd	44,036	1,048,170
		1,822,602
Insurance - 0.2%
Insurance Australia Group Ltd	416,123	2,185,674
Medibank Pvt Ltd	484,672	1,441,766
QBE Insurance Group Ltd	264,739	3,658,673
Steadfast Group Ltd	194,921	732,486
Suncorp Group Ltd	190,515	2,477,474
		10,496,073
TOTAL FINANCIALS		90,003,021

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)	51,000	886,576
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	25,476	494,223
Cochlear Ltd	11,510	2,015,753
		2,509,976
Health Care Providers & Services - 0.2%
EBOS Group Ltd	27,817	605,393
Ramsay Health Care Ltd	32,905	700,569
Sigma Healthcare Ltd	1,015,231	1,959,063
Sonic Healthcare Ltd	84,577	1,412,180
		4,677,205
Health Care Technology - 0.0%
Pro Medicus Ltd	9,566	1,402,666
TOTAL HEALTH CARE		9,476,423

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	243,028	3,193,792
Cleanaway Waste Management Ltd	389,142	647,612
		3,841,404
Construction & Engineering - 0.0%
Worley Ltd	86,688	690,651
Ground Transportation - 0.0%
Aurizon Holdings Ltd	312,216	611,229
Passenger Airlines - 0.0%
Qantas Airways Ltd	129,609	732,799
Professional Services - 0.1%
ALS Ltd	85,576	938,979
Computershare Ltd	97,868	2,557,429
		3,496,408
Trading Companies & Distributors - 0.0%
Reece Ltd	41,409	417,580
SGH Ltd	35,109	1,148,229
		1,565,809
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	186,671	618,321
Qube Holdings Ltd	312,180	790,349
Transurban Group unit	545,857	4,918,920
		6,327,590
TOTAL INDUSTRIALS		17,265,890

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	113,182	859,315
Software - 0.1%
Technology One Ltd	53,027	1,023,536
WiseTech Global Ltd	32,947	1,873,464
		2,897,000
TOTAL INFORMATION TECHNOLOGY		3,756,315

Materials - 1.1%
Chemicals - 0.0%
Dyno Nobel Ltd	299,602	434,903
Orica Ltd	85,804	890,633
		1,325,536
Metals & Mining - 1.1%
BHP Group Ltd	892,325	21,267,364
BlueScope Steel Ltd	77,207	1,182,539
Evolution Mining Ltd	350,222	1,756,371
Fortescue Ltd	297,896	3,076,576
Glencore PLC	1,738,334	5,699,538
Lynas Rare Earths Ltd (b)	153,352	838,338
Mineral Resources Ltd (b)	31,016	407,891
Northern Star Resources Ltd	201,359	2,473,429
Pilbara Minerals Ltd (b)	535,333	515,760
Rio Tinto Ltd	65,292	4,884,965
Rio Tinto PLC	187,308	11,161,574
South32 Ltd	795,195	1,370,356
		54,634,701
TOTAL MATERIALS		55,960,237

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	83,291	900,538
GPT Group/The unit	337,264	999,770
Mirvac Group unit	694,756	1,013,407
Stockland unit	419,766	1,475,158
		4,388,873
Industrial REITs - 0.1%
Goodman Group unit	357,195	6,838,085
Office REITs - 0.0%
Dexus unit	189,463	912,003
Real Estate Management & Development - 0.0%
Lendlease Group unit	114,795	386,804
Retail REITs - 0.1%
Scentre Group unit	914,406	2,118,445
Vicinity Ltd unit	680,008	1,028,411
		3,146,856
TOTAL REAL ESTATE		15,672,621

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	303,001	2,065,257
Gas Utilities - 0.0%
Apa Group unit	227,779	1,198,568
Multi-Utilities - 0.0%
AGL Energy Ltd	106,683	727,045
TOTAL UTILITIES		3,990,870

TOTAL AUSTRALIA		236,263,191
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	24,800	1,279,994
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	13,844	1,517,347
Erste Group Bank AG	57,050	3,842,200
Raiffeisen Bank International AG	22,679	603,246
		5,962,793
Insurance - 0.0%
UNIQA Insurance Group AG	20,726	239,490
TOTAL FINANCIALS		6,202,283

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	1,324	210,885
Construction & Engineering - 0.0%
Strabag SE	4,714	412,802
Machinery - 0.0%
ANDRITZ AG	12,511	893,613
TOTAL INDUSTRIALS		1,517,300

Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	19,719	689,818
Metals & Mining - 0.0%
voestalpine AG	18,255	478,953
Paper & Forest Products - 0.0%
Mondi PLC	77,797	1,174,695
TOTAL MATERIALS		2,343,466

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	7,433	200,576
CPI Europe AG (b)(e)	7,756	0
		200,576
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	14,675	1,125,484
TOTAL AUSTRIA		12,669,103
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	3,781	752,577
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	158,003	10,413,817
Food Products - 0.0%
Lotus Bakeries NV	72	690,042
TOTAL CONSUMER STAPLES		11,103,859

Financials - 0.2%
Banks - 0.2%
KBC Group NV	46,245	4,246,625
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	14,625	1,201,175
Sofina SA	2,721	757,058
		1,958,233
Insurance - 0.0%
Ageas SA/NV	30,087	1,883,144
TOTAL FINANCIALS		8,088,002

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	21,215	3,872,984
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	3,925	956,873
Trading Companies & Distributors - 0.0%
Azelis Group NV	31,022	479,354
TOTAL INDUSTRIALS		1,436,227

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	13,020	492,345
Syensqo SA	12,817	909,226
Umicore SA	34,421	311,951
		1,713,522
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	8,391	671,581
Cofinimmo SA	6,736	537,977
		1,209,558
Industrial REITs - 0.0%
Warehouses De Pauw CVA (b)	31,375	799,010
TOTAL REAL ESTATE		2,008,568

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV (f)	7,443	806,080
TOTAL BELGIUM		29,781,819
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	138,100	676,246
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	138,400	462,134
TOTAL COMMUNICATION SERVICES		1,138,380

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	183,724	472,975
Vibra Energia SA	185,900	615,829
		1,088,804
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	775,900	1,991,994
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	196,892	688,324
Sendas Distribuidora S/A	234,500	379,735
		1,068,059
Food Products - 0.0%
BRF SA	91,000	363,990
Personal Care Products - 0.0%
Natura & Co Holding SA (b)	150,088	251,506
TOTAL CONSUMER STAPLES		3,675,549

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	69,195	211,664
Cosan SA	200,300	274,236
Petroleo Brasileiro SA	749,900	3,962,803
Petroleo Brasileiro SA	661,200	3,734,079
PRIO SA/Brazil (b)	148,700	883,268
Ultrapar Participacoes SA	128,500	403,717
		9,469,767
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	919,479	2,224,513
Banco Bradesco SA	273,159	588,660
Banco do Brasil SA	503,500	2,566,673
Itau Unibanco Holding SA	937,325	5,876,501
Itausa SA	1,026,969	1,936,261
Itausa SA	13,138	24,724
NU Holdings Ltd/Cayman Islands Class A (b)	574,644	7,142,826
		20,360,158
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	955,000	2,270,064
Banco BTG Pactual SA unit	175,400	1,177,853
XP Inc depository receipt	64,935	1,050,260
		4,498,177
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)	34,257	343,597
StoneCo Ltd Class A (b)	49,045	689,573
		1,033,170
Insurance - 0.0%
BB Seguridade Participacoes SA	116,300	876,479
Caixa Seguridade Participacoes S/A	90,400	260,600
		1,137,079
TOTAL FINANCIALS		27,028,584

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	823,500	336,647
Rede D'Or Sao Luiz SA (c)(d)	189,805	1,070,907
		1,407,554
Pharmaceuticals - 0.0%
Hypera SA	69,400	294,957
TOTAL HEALTH CARE		1,702,511

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	122,500	1,401,320
Electrical Equipment - 0.1%
WEG SA	258,500	2,033,328
Ground Transportation - 0.0%
Localiza Rent a Car SA	152,531	1,154,636
Rumo SA	215,900	738,035
		1,892,671
Transportation Infrastructure - 0.0%
CCR SA	171,500	406,452
Santos Brasil Participacoes SA	76,000	181,323
		587,775
TOTAL INDUSTRIALS		5,915,094

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	87,900	582,680
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	28,750	926,332
Containers & Packaging - 0.0%
Klabin SA unit	172,650	563,722
Metals & Mining - 0.3%
Gerdau SA	235,200	621,243
Metalurgica Gerdau SA	107,700	159,600
Vale SA	630,743	5,874,924
Wheaton Precious Metals Corp	79,810	6,663,956
		13,319,723
Paper & Forest Products - 0.0%
Suzano SA	122,353	1,079,696
TOTAL MATERIALS		15,889,473

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	65,800	246,497
Multiplan Empreendimentos Imobiliarios SA	49,600	224,964
		471,461
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	161,251	1,248,774
Centrais Eletricas Brasileiras SA Series B	35,329	300,242
Cia Energetica de Minas Gerais	336,754	649,755
Cia Paranaense de Energia - Copel	141,100	259,567
Cia Paranaense de Energia - Copel Series B	186,300	378,499
Energisa S/A unit	51,000	412,842
Equatorial Energia SA	185,823	1,205,280
Transmissora Alianca de Energia Eletrica S/A unit	39,000	246,845
		4,701,804
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	283,200	674,173
Engie Brasil Energia SA	44,450	325,592
		999,765
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	80,500	1,615,490
Cia De Sanena Do Parana unit	43,100	233,379
		1,848,869
TOTAL UTILITIES		7,550,438

TOTAL BRAZIL		74,512,741
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (f)	18,431	783,409
CANADA - 7.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	52,965	1,177,171
Quebecor Inc Class B	27,545	755,659
TELUS Corp	87,866	1,352,471
		3,285,301
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	67,284	1,754,089
TOTAL COMMUNICATION SERVICES		5,039,390

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	46,676	1,621,776
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	9,190	1,005,794
Dollarama Inc	48,751	6,015,193
		7,020,987
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	57,068	3,677,173
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	24,937	1,149,171
TOTAL CONSUMER DISCRETIONARY		13,469,107

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	136,708	7,135,868
Empire Co Ltd Class A	24,104	895,202
George Weston Ltd	9,356	1,822,879
Loblaw Cos Ltd	24,868	4,037,036
Metro Inc/CN	35,402	2,728,209
		16,619,194
Food Products - 0.0%
Saputo Inc	43,206	843,059
TOTAL CONSUMER STAPLES		17,462,253

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	103,931	1,923,168
Cameco Corp	76,593	3,457,408
Canadian Natural Resources Ltd	369,757	10,610,466
Cenovus Energy Inc	224,717	2,645,551
Enbridge Inc	383,248	17,922,530
Imperial Oil Ltd	27,767	1,872,953
Keyera Corp	40,401	1,253,996
MEG Energy Corp	45,385	636,694
Parkland Corp	24,248	610,861
Pembina Pipeline Corp	102,151	3,904,945
South Bow Corp	36,666	905,612
Suncor Energy Inc	218,928	7,732,195
TC Energy Corp	182,786	9,234,763
Tourmaline Oil Corp	61,814	2,730,649
Veren Inc	108,046	639,529
Whitecap Resources Inc	102,866	583,499
		66,664,819
Financials - 2.8%
Banks - 1.7%
Bank of Montreal	128,136	12,277,299
Bank of Nova Scotia/The	218,948	10,955,341
Canadian Imperial Bank of Commerce	165,683	10,449,831
National Bank of Canada	68,770	6,039,947
Royal Bank of Canada	248,698	29,850,616
Toronto Dominion Bank	307,805	19,668,172
		89,241,206
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	66,225	3,533,665
Brookfield Corp Class A	252,246	13,550,950
Onex Corp Subordinate Voting Shares	10,365	733,880
TMX Group Ltd	48,866	1,980,374
		19,798,869
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	3,736	5,832,724
Great-West Lifeco Inc	47,518	1,847,846
iA Financial Corp Inc	16,430	1,596,043
Intact Financial Corp	31,362	6,965,112
Manulife Financial Corp	303,096	9,288,993
Power Corp of Canada Subordinate Voting Shares	95,204	3,603,471
Sun Life Financial Inc	100,921	6,013,826
		35,148,015
TOTAL FINANCIALS		144,188,090

Industrials - 0.8%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (b)	15,147	1,001,157
CAE Inc (b)	56,244	1,407,120
		2,408,277
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	71,114	1,557,327
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	30,776	1,524,066
Stantec Inc	20,085	1,762,865
WSP Global Inc	22,966	4,070,776
		7,357,707
Ground Transportation - 0.5%
Canadian National Railway Co	97,194	9,412,716
Canadian Pacific Kansas City Ltd	164,189	11,925,319
TFI International Inc	13,929	1,132,325
		22,470,360
Passenger Airlines - 0.0%
Air Canada (b)	54,238	549,618
Professional Services - 0.1%
Thomson Reuters Corp	23,734	4,416,425
Trading Companies & Distributors - 0.0%
Finning International Inc	23,662	667,843
Toromont Industries Ltd	14,327	1,212,173
		1,880,016
TOTAL INDUSTRIALS		40,639,730

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	20,421	1,742,436
IT Services - 0.5%
CGI Inc Class A	35,641	3,779,197
Shopify Inc Class A (b)	213,797	20,334,443
		24,113,640
Software - 0.3%
Constellation Software Inc/Canada	3,466	12,491,151
Constellation Software Inc/Canada warrants 3/31/2040 (b)(e)	2,626	0
Descartes Systems Group Inc/The (b)	15,067	1,586,702
Open Text Corp	46,479	1,258,230
		15,336,083
TOTAL INFORMATION TECHNOLOGY		41,192,159

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	86,165	4,918,893
Containers & Packaging - 0.0%
CCL Industries Inc Class B	25,885	1,352,644
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	88,465	10,397,493
Alamos Gold Inc Class A	74,012	2,115,779
B2Gold Corp	232,408	726,591
Barrick Gold Corp	303,864	5,794,708
Franco-Nevada Corp	33,872	5,820,844
Kinross Gold Corp	216,296	3,192,821
Pan American Silver Corp	63,785	1,605,961
Teck Resources Ltd Class B	78,990	2,684,377
		32,338,574
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	10,132	750,162
TOTAL MATERIALS		39,360,273

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	7,469	892,910
FirstService Corp Subordinate Voting Shares	7,337	1,287,727
		2,180,637
Utilities - 0.3%
Electric Utilities - 0.3%
Emera Inc	52,054	2,342,921
Fortis Inc/Canada	87,781	4,347,025
Hydro One Ltd (c)(d)	55,851	2,148,801
		8,838,747
Gas Utilities - 0.0%
AltaGas Ltd	52,368	1,549,844
Brookfield Infrastructure Corp	20,990	786,249
		2,336,093
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	24,023	684,654
Northland Power Inc	45,936	624,098
		1,308,752
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	133,720	720,687
Canadian Utilities Ltd Class A	22,852	639,677
		1,360,364
TOTAL UTILITIES		13,843,956

TOTAL CANADA		384,040,414
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	137,892	626,134
Specialty Retail - 0.0%
Empresas Copec SA	62,999	432,462
TOTAL CONSUMER DISCRETIONARY		1,058,596

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	63,707	272,485
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	218,340	747,100
TOTAL CONSUMER STAPLES		1,019,585

Financials - 0.0%
Banks - 0.0%
Banco de Chile	7,833,524	1,149,933
Banco de Credito e Inversiones SA	13,943	552,189
Banco Santander Chile	10,987,725	664,330
		2,366,452
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	33,065,290	522,052
Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	25,193	867,357
Metals & Mining - 0.1%
Antofagasta PLC	60,742	1,321,928
Lundin Mining Corp	125,388	1,025,951
		2,347,879
Paper & Forest Products - 0.0%
Empresas Cmpc SA	192,547	301,970
TOTAL MATERIALS		3,517,206

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	114,637	263,926
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	3,337,237	327,700
Enel Chile SA	4,233,824	299,577
		627,277
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	1,245,871	194,718
TOTAL UTILITIES		821,995

TOTAL CHILE		9,569,812
CHINA - 7.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	821,500	1,190,580
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)	1,608,000	422,961
Kingsoft Corp Ltd	162,600	809,268
Netease Inc	306,070	6,579,389
Tencent Music Entertainment Group Class A ADR	116,664	1,565,631
		9,377,249
Interactive Media & Services - 1.4%
Autohome Inc Class A ADR	11,358	309,846
Baidu Inc A Shares (b)	401,228	4,424,349
Bilibili Inc Z Shares (b)	49,235	864,274
Kanzhun Ltd ADR (b)	59,032	903,190
Kuaishou Technology B Shares (b)(c)(d)	489,200	3,254,773
Tencent Holdings Ltd	1,081,700	66,255,157
		76,011,589
TOTAL COMMUNICATION SERVICES		86,579,418

Consumer Discretionary - 2.7%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	107,200	758,152
Automobiles - 0.4%
BYD Co Ltd H Shares	216,207	10,269,022
Geely Automobile Holdings Ltd	887,000	1,871,076
Great Wall Motor Co Ltd H Shares	409,000	586,425
Li Auto Inc A Shares (b)	223,832	2,727,320
NIO Inc A Shares (b)	310,650	1,244,291
XPeng Inc A Shares (b)	232,114	2,160,753
Yadea Group Holdings Ltd (c)(d)	210,478	381,029
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	94,700	679,516
		19,919,432
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	2,811,640	41,977,873
JD.com Inc A Shares	509,976	8,303,137
PDD Holdings Inc Class A ADR (b)	127,022	13,409,713
Prosus NV Class N	244,978	11,485,697
Vipshop Holdings Ltd Class A ADR	60,643	825,958
		76,002,378
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	215,940	1,057,931
TAL Education Group Class A ADR (b)	98,072	858,130
		1,916,061
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd	299,740	1,051,536
Haidilao International Holding Ltd (c)(d)	266,000	604,327
Meituan B Shares (b)(c)(d)	961,590	15,921,467
Tongcheng Travel Holdings Ltd (c)	205,200	542,395
Trip.com Group Ltd	93,296	5,620,227
Yum China Holdings Inc (Hong Kong) (f)	63,200	2,954,809
		26,694,761
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	407,600	1,182,868
Midea Group Co Ltd H Shares	77,900	738,762
		1,921,630
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	389,000	520,633
Pop Mart International Group Ltd (c)(d)	108,800	2,718,737
		3,239,370
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	207,600	2,461,295
Li Ning Co Ltd	406,500	770,482
Shenzhou International Group Holdings Ltd	140,500	974,638
		4,206,415
TOTAL CONSUMER DISCRETIONARY		134,658,199

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	275,000	971,556
Nongfu Spring Co Ltd H Shares (c)(d)	319,000	1,472,510
Tsingtao Brewery Co Ltd H Shares	108,000	764,506
		3,208,572
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(f)	1,022,000	664,150
JD Health International Inc (b)(c)(d)	186,000	889,757
		1,553,907
Food Products - 0.1%
China Feihe Ltd (c)(d)	689,000	522,374
China Mengniu Dairy Co Ltd	525,000	1,314,598
Tingyi Cayman Islands Holding Corp	328,000	593,780
Want Want China Holdings Ltd	752,000	493,538
Wilmar International Ltd	462,500	1,084,784
		4,009,074
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	78,600	810,769
Hengan International Group Co Ltd	112,500	303,893
		1,114,662
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(f)	327,000	567,515
TOTAL CONSUMER STAPLES		10,453,730

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	314,000	245,755
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	363,000	374,907
China Petroleum & Chemical Corp H Shares	4,232,000	2,166,311
China Shenhua Energy Co Ltd H Shares	594,500	2,238,305
PetroChina Co Ltd H Shares	3,712,000	2,843,014
Yankuang Energy Group Co Ltd H Shares	553,500	578,793
		8,201,330
TOTAL ENERGY		8,447,085

Financials - 1.2%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	5,402,000	3,301,547
Bank of China Ltd H Shares	14,705,000	8,228,854
Bank of Communications Co Ltd H Shares	3,756,000	3,293,207
BOC Hong Kong Holdings Ltd	632,000	2,623,962
China CITIC Bank Corp Ltd H Shares	1,597,000	1,262,263
China Construction Bank Corp H Shares	17,336,000	14,261,139
China Merchants Bank Co Ltd H Shares	581,000	3,180,083
China Minsheng Banking Corp Ltd H Shares	1,158,500	543,728
Industrial & Commercial Bank of China Ltd H Shares	12,971,000	8,897,535
Postal Savings Bank of China Co Ltd H Shares (c)(d)	1,360,000	838,207
		46,430,525
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	607,000	550,993
China International Capital Corp Ltd H Shares (c)(d)	257,600	443,084
CITIC Securities Co Ltd H Shares	244,875	608,114
Guotai Haitong Securities Co Ltd H Shares (c)(d)	390,600	558,029
Huatai Securities Co Ltd H Shares (c)(d)	281,000	416,667
		2,576,887
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	19,157	786,011
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	1,309,000	2,396,694
China Pacific Insurance Group Co Ltd H Shares	454,800	1,237,336
New China Life Insurance Co Ltd H Shares	151,600	554,162
People's Insurance Co Group of China Ltd/The H Shares	1,539,000	910,827
PICC Property & Casualty Co Ltd H Shares	1,214,000	2,238,408
Ping An Insurance Group Co of China Ltd H Shares	1,113,500	6,664,339
		14,001,766
TOTAL FINANCIALS		63,795,189

Health Care - 0.2%
Biotechnology - 0.2%
Akeso Inc (b)(c)(d)	111,000	1,234,431
Beigene Ltd H Shares (b)	143,263	2,895,274
Innovent Biologics Inc (b)(c)(d)	239,500	1,659,849
Zai Lab Ltd (b)	168,500	536,740
		6,326,294
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	429,600	316,289
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	237,200	560,917
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)	194,000	273,155
Wuxi Apptec Co Ltd H Shares (c)(d)	61,784	479,177
Wuxi Biologics Cayman Inc (b)(c)(d)	622,000	1,828,563
		2,580,895
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	1,426,160	1,127,232
Hansoh Pharmaceutical Group Co Ltd (c)(d)	186,000	577,982
		1,705,214
TOTAL HEALTH CARE		11,489,609

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	335,000	528,702
ZTO Express Cayman Inc A Shares	65,950	1,228,245
		1,756,947
Building Products - 0.0%
Xinyi Glass Holdings Ltd (f)	418,874	392,647
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	605,000	280,049
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	727,000	313,087
China State Construction International Holdings Ltd	306,000	450,581
		763,668
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	130,572	1,483,298
Industrial Conglomerates - 0.0%
CITIC Ltd	1,383,000	1,688,717
Machinery - 0.2%
Airtac International Group	25,650	703,102
CRRC Corp Ltd H Shares	773,000	476,422
Weichai Power Co Ltd H Shares	343,000	672,237
Yangzijiang Shipbuildling (Holdings) Ltd (b)	476,000	815,371
Zhuzhou CRRC Times Electric Co Ltd H Shares	83,000	333,365
		3,000,497
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	563,000	849,335
SITC International Holdings Co Ltd	223,000	616,760
		1,466,095
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	205,272	334,021
TOTAL INDUSTRIALS		11,165,939

Information Technology - 0.5%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	131,500	547,663
ZTE Corp H Shares	131,000	386,804
		934,467
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	122,000	584,391
Kingboard Holdings Ltd	107,500	289,001
Sunny Optical Technology Group Co Ltd	125,300	1,058,222
		1,931,614
IT Services - 0.0%
Chinasoft International Ltd	410,000	261,681
GDS Holdings Ltd A Shares (b)	167,800	532,280
		793,961
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (b)	3,802,000	387,279
Hua Hong Semiconductor Ltd (c)(d)	134,000	612,499
Silergy Corp	60,000	754,868
Xinyi Solar Holdings Ltd	823,097	274,875
		2,029,521
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	512,000	870,101
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	1,178,000	1,362,448
Xiaomi Corp B Shares (b)(c)(d)	2,535,200	16,230,869
		17,593,317
TOTAL INFORMATION TECHNOLOGY		24,152,981

Materials - 0.1%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	209,000	590,167
China National Building Material Co Ltd H Shares	642,000	312,076
		902,243
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	690,000	370,996
China Hongqiao Group Ltd	396,500	713,696
CMOC Group Ltd H Shares	627,000	493,153
Zhaojin Mining Industry Co Ltd H Shares	261,000	621,236
Zijin Mining Group Co Ltd H Shares	1,054,000	2,307,614
		4,506,695
TOTAL MATERIALS		5,408,938

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	656,500	1,169,842
China Resources Land Ltd	503,000	1,702,480
China Resources Mixc Lifestyle Services Ltd (c)(d)	104,955	504,774
Country Garden Services Holdings Co Ltd	365,000	326,145
ESR Group Ltd (c)(d)	389,000	619,944
KE Holdings Inc ADR	124,524	2,527,838
Longfor Group Holdings Ltd (c)(d)	338,469	455,621
Wharf Holdings Ltd/The	164,000	411,924
		7,718,568
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	462,000	418,180
China Resources Gas Group Ltd	159,000	444,879
ENN Energy Holdings Ltd	131,500	1,038,111
Kunlun Energy Co Ltd	642,000	612,564
		2,513,734
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	1,974,000	628,679
China Longyuan Power Group Corp Ltd H Shares	580,000	459,178
China Power International Development Ltd	771,000	303,206
China Resources Power Holdings Co Ltd	338,000	816,716
Huaneng Power International Inc H Shares	708,000	439,099
		2,646,878
TOTAL UTILITIES		5,160,612

TOTAL CHINA		369,030,268
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	48,537	575,474
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	90,086	228,542
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	78,597	405,487
TOTAL COLOMBIA		1,209,503
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	126,177	1,120,272
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	13,312	643,600
Moneta Money Bank AS (c)(d)	45,067	277,013
		920,613
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	28,323	1,434,916
TOTAL CZECH REPUBLIC		2,355,529
DENMARK - 1.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	14,435	2,129,869
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	16,455	2,242,054
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	119,809	4,176,677
Ringkjoebing Landbobank A/S	4,708	898,157
		5,074,834
Insurance - 0.0%
Tryg A/S	59,998	1,431,429
TOTAL FINANCIALS		6,506,263

Health Care - 0.9%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	8,760	1,493,054
Genmab A/S (b)	11,645	2,469,193
Zealand Pharma A/S (b)	11,259	788,762
		4,751,009
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	21,811	2,468,200
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	554,542	37,077,546
TOTAL HEALTH CARE		44,296,755

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	34,680	7,350,769
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	177,682	2,368,894
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	454	768,954
AP Moller - Maersk A/S Series B	779	1,341,349
		2,110,303
TOTAL INDUSTRIALS		11,829,966

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	61,984	4,008,405
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	33,297	1,324,987
TOTAL DENMARK		72,338,299
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	445,540	709,727
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	232,091	130,177
TOTAL FINANCIALS		839,904

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	174,358	178,131
TOTAL EGYPT		1,018,035
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	26,471	1,410,020
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	48,044	1,099,418
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	75,883	787,159
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	615,780	8,409,598
Insurance - 0.1%
Sampo Oyj A Shares	439,806	4,406,242
TOTAL FINANCIALS		12,815,840

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	19,088	1,192,555
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	70,042	4,324,416
Konecranes Oyj A Shares	12,411	826,716
Metso Oyj	123,982	1,342,450
Valmet Oyj	25,431	773,247
Wartsila OYJ Abp	85,359	1,572,325
		8,839,154
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	926,680	4,632,633
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	16,926	621,641
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	107,974	1,002,905
UPM-Kymmene Oyj	93,882	2,486,568
		3,489,473
TOTAL MATERIALS		4,111,114

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	77,363	1,292,262
TOTAL FINLAND		36,180,155
FRANCE - 5.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	322,670	4,681,313
Media - 0.1%
Publicis Groupe SA	41,003	4,171,931
TOTAL COMMUNICATION SERVICES		8,853,244

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	124,131	4,538,940
Automobiles - 0.0%
Renault SA	32,804	1,732,865
Hotels, Restaurants & Leisure - 0.0%
Accor SA	32,163	1,572,207
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	5,941	16,092,056
Kering SA	12,380	2,518,743
LVMH Moet Hennessy Louis Vuitton SE	44,879	24,859,790
		43,470,589
TOTAL CONSUMER DISCRETIONARY		51,314,601

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	34,172	3,686,133
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	87,089	1,343,235
Food Products - 0.2%
Danone SA	111,143	9,563,457
Personal Care Products - 0.3%
L'Oreal SA (b)	40,409	17,855,341
TOTAL CONSUMER STAPLES		32,448,166

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	392,154	22,335,201
Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	177,001	14,997,203
Credit Agricole SA	175,424	3,290,355
Societe Generale SA Series A	125,288	6,532,390
		24,819,948
Financial Services - 0.0%
Edenred SE	42,593	1,321,126
Insurance - 0.3%
AXA SA	303,771	14,367,123
TOTAL FINANCIALS		40,508,197

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	50,691	14,511,373
Industrials - 1.3%
Aerospace & Defense - 0.7%
Airbus SE	108,675	18,441,121
Safran SA	58,851	15,661,403
Thales SA	15,574	4,362,626
		38,465,150
Building Products - 0.2%
Cie de Saint-Gobain SA	88,664	9,639,374
Construction & Engineering - 0.3%
Bouygues SA	32,739	1,435,320
Eiffage SA	12,602	1,709,572
Vinci SA	89,118	12,518,162
		15,663,054
Electrical Equipment - 0.1%
Legrand SA	46,148	5,071,657
Professional Services - 0.0%
Bureau Veritas SA	51,205	1,617,251
TOTAL INDUSTRIALS		70,456,486

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	27,128	4,331,049
Software - 0.1%
Dassault Systemes SE	115,385	4,324,182
TOTAL INFORMATION TECHNOLOGY		8,655,231

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	101,660	20,888,915
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	18,062	1,524,794
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	308,372	6,352,734
Veolia Environnement SA	112,049	4,092,486
		10,445,220
TOTAL FRANCE		281,941,428
GERMANY - 5.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	603,869	21,689,480
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	13,185	1,563,865
TOTAL COMMUNICATION SERVICES		23,253,345

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	18,994	1,472,648
Automobiles - 0.3%
Bayerische Motoren Werke AG	48,939	4,119,232
Mercedes-Benz Group AG	121,910	7,288,851
		11,408,083
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	38,538	1,395,739
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	29,123	6,654,484
TOTAL CONSUMER DISCRETIONARY		20,930,954

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	17,074	1,201,156
Personal Care Products - 0.1%
Beiersdorf AG	17,075	2,398,583
TOTAL CONSUMER STAPLES		3,599,739

Financials - 1.5%
Banks - 0.1%
Commerzbank AG	175,006	4,603,494
Capital Markets - 0.4%
Deutsche Bank AG	342,664	8,920,535
Deutsche Boerse AG	33,107	10,663,563
		19,584,098
Insurance - 1.0%
Allianz SE	67,881	28,073,999
Hannover Rueck SE	10,595	3,389,519
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	23,521	16,102,697
		47,566,215
TOTAL FINANCIALS		71,753,807

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	15,609	1,625,677
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	53,530	2,885,661
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	35,097	1,785,580
Fresenius SE & Co KGaA (b)	73,303	3,471,127
		5,256,707
Pharmaceuticals - 0.1%
Bayer AG	172,823	4,508,872
Merck KGaA	22,718	3,137,229
		7,646,101
TOTAL HEALTH CARE		17,414,146

Industrials - 1.3%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	9,463	3,257,856
Rheinmetall AG	7,661	13,047,087
		16,304,943
Air Freight & Logistics - 0.1%
Deutsche Post AG	160,239	6,846,693
Electrical Equipment - 0.1%
Siemens Energy AG (b)	99,829	7,705,170
Industrial Conglomerates - 0.7%
Siemens AG	132,254	30,452,980
Machinery - 0.1%
Daimler Truck Holding AG	87,733	3,494,494
Gea Group Ag	27,331	1,774,118
Knorr-Bremse AG	11,624	1,148,271
		6,416,883
Trading Companies & Distributors - 0.0%
Brenntag SE	22,605	1,509,649
TOTAL INDUSTRIALS		69,236,318

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	229,690	7,608,029
Software - 1.1%
Nemetschek SE	9,951	1,311,048
SAP SE	179,432	52,499,765
		53,810,813
TOTAL INFORMATION TECHNOLOGY		61,418,842

Materials - 0.3%
Chemicals - 0.2%
BASF SE (b)	156,975	8,016,632
Covestro AG	33,598	2,260,852
Covestro AG (b)(c)(d)	877	58,378
Symrise AG	23,354	2,693,451
		13,029,313
Construction Materials - 0.1%
Heidelberg Materials AG	23,700	4,678,359
TOTAL MATERIALS		17,707,672

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	13,114	1,107,529
Vonovia SE	144,749	4,801,337
		5,908,866
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	119,018	4,621,961
Multi-Utilities - 0.1%
E.ON SE	394,801	6,904,906
TOTAL UTILITIES		11,526,867

TOTAL GERMANY		302,750,556
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	32,095	607,919
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	32,653	723,913
Specialty Retail - 0.0%
JUMBO SA	20,157	634,809
TOTAL CONSUMER DISCRETIONARY		1,358,722

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	11,050	266,633
Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	375,706	916,058
Eurobank Ergasias Services and Holdings SA	433,648	1,230,704
National Bank of Greece SA	148,132	1,559,639
Piraeus Financial Holdings SA	178,445	1,002,153
		4,708,554
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	11,192	231,769
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	19,648	925,943
Marine Transportation - 0.0%
Star Bulk Carriers Corp (f)	20,850	307,329
TOTAL INDUSTRIALS		1,465,041

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	32,088	478,741
TOTAL GREECE		8,885,610
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	18,214	629,111
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	627,000	892,527
PCCW Ltd	781,000	520,626
		1,413,153
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	1,379,000	1,233,981
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	125,800	1,756,684
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	10,207	942,208
Hong Kong Exchanges & Clearing Ltd	209,653	9,159,676
		10,101,884
Insurance - 0.5%
AIA Group Ltd	1,898,400	14,224,553
Prudential PLC	463,941	4,932,982
Prudential PLC rights (b)(g)	456,442	76,816
		19,234,351
TOTAL FINANCIALS		31,092,919

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	1,727,500	870,922
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	919,200	715,866
Ground Transportation - 0.0%
MTR Corp Ltd	273,498	945,091
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	36,461	1,620,148
Swire Pacific Ltd A Shares	67,500	583,997
		2,204,145
Machinery - 0.1%
Techtronic Industries Co Ltd	229,000	2,304,653
Marine Transportation - 0.0%
Orient Overseas International Ltd	23,000	321,767
TOTAL INDUSTRIALS		6,491,522

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	54,200	364,800
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	320,829	1,313,415
Hang Lung Properties Ltd	314,047	257,940
Henderson Land Development Co Ltd	231,500	656,520
Hongkong Land Holdings Ltd (Singapore)	182,739	894,325
Sino Land Co Ltd	653,177	672,076
Sun Hung Kai Properties Ltd	265,500	2,518,643
Swire Properties Ltd	180,400	398,687
Wharf Real Estate Investment Co Ltd	274,000	657,125
		7,368,731
Retail REITs - 0.0%
Link REIT	454,180	2,128,713
TOTAL REAL ESTATE		9,497,444

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	106,500	718,184
CLP Holdings Ltd	293,500	2,502,570
Power Assets Holdings Ltd	240,000	1,589,045
		4,809,799
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,903,393	1,715,498
TOTAL UTILITIES		6,525,297

TOTAL HONG KONG		57,490,038
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	80,766	681,877
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	42,655	3,140,000
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	24,491	740,909
TOTAL HUNGARY		4,562,786
INDIA - 3.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	471,112	10,377,811
Consumer Discretionary - 0.4%
Automobiles - 0.2%
Bajaj Auto Ltd	11,795	1,119,088
Mahindra & Mahindra Ltd	157,504	5,449,674
Maruti Suzuki India Ltd	23,219	3,361,114
Tata Motors Ltd	349,720	2,661,496
		12,591,372
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	1,392,071	3,804,912
Specialty Retail - 0.0%
Trent Ltd	31,895	1,946,912
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	73,416	2,929,137
TOTAL CONSUMER DISCRETIONARY		21,272,333

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	220,173	1,357,478
Food Products - 0.0%
Nestle India Ltd	62,721	1,770,375
Personal Care Products - 0.1%
Hindustan Unilever Ltd	157,036	4,353,868
Tobacco - 0.1%
ITC Ltd	528,055	2,655,150
TOTAL CONSUMER STAPLES		10,136,871

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	343,894	1,258,584
Coal India Ltd	401,289	1,825,906
Indian Oil Corp Ltd	671,535	1,093,367
Oil & Natural Gas Corp Ltd	686,682	1,984,276
Reliance Industries Ltd	1,213,813	20,127,207
		26,289,340
Financials - 1.2%
Banks - 1.0%
Axis Bank Ltd	402,891	5,643,732
HDFC Bank Ltd	995,593	22,583,182
ICICI Bank Ltd	919,075	15,428,037
Kotak Mahindra Bank Ltd	192,298	5,019,050
State Bank of India	313,666	2,925,543
		51,599,544
Consumer Finance - 0.1%
Bajaj Finance Ltd	49,060	4,999,124
Financial Services - 0.1%
Bajaj Finserv Ltd	67,428	1,555,326
Jio Financial Services Ltd (b)	581,662	1,794,035
Power Finance Corp Ltd	255,867	1,236,044
REC Ltd	218,194	1,087,663
		5,673,068
TOTAL FINANCIALS		62,271,736

Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	629,870	2,339,640
Hindustan Aeronautics Ltd (c)	32,936	1,744,179
		4,083,819
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	118,548	4,686,075
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	1,898,791	1,264,395
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	50,764	1,380,631
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	129,228	1,856,641
TOTAL INDUSTRIALS		13,271,561

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	186,107	3,447,215
Infosys Ltd	635,353	11,216,495
Tata Consultancy Services Ltd	178,119	7,260,939
Wipro Ltd	497,237	1,418,228
		23,342,877
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	79,286	2,273,971
Construction Materials - 0.1%
UltraTech Cement Ltd	20,315	2,795,662
Metals & Mining - 0.1%
Hindalco Industries Ltd	257,040	1,897,195
Tata Steel Ltd	1,274,384	2,118,310
Vedanta Ltd	296,092	1,468,260
		5,483,765
TOTAL MATERIALS		10,553,398

Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	801,876	2,908,415
Tata Power Co Ltd/The	298,306	1,353,664
		4,262,079
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	156,059	979,261
NTPC Ltd	835,914	3,497,307
		4,476,568
TOTAL UTILITIES		8,738,647

TOTAL INDIA		186,254,574
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	8,391,900	1,322,721
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	6,165,300	199,156
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	1,449,600	152,589
TOTAL COMMUNICATION SERVICES		1,674,466

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	178,528,196	910,854
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	2,877,600	372,518
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	382,500	261,404
Indofood Sukses Makmur Tbk PT	758,200	365,735
		627,139
TOTAL CONSUMER STAPLES		999,657

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	2,344,300	268,540
Bumi Resources Tbk PT (b)	29,590,000	190,504
United Tractors Tbk PT	266,400	364,068
		823,112
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	9,118,100	4,848,009
Bank Mandiri Persero Tbk PT	7,892,700	2,330,774
Bank Negara Indonesia Persero Tbk PT	2,637,600	664,673
Bank Rakyat Indonesia Persero Tbk PT	12,549,353	2,906,553
		10,750,009
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	901,600	136,306
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	3,432,900	282,957
TOTAL HEALTH CARE		419,263

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	3,584,100	1,035,898
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT	4,773,373	214,131
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	2,174,500	933,795
Aneka Tambang Tbk	1,460,100	190,843
Bumi Resources Minerals Tbk PT (b)	14,017,000	323,180
Merdeka Copper Gold Tbk PT (b)	2,373,210	238,880
		1,686,698
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	392,700	121,928
TOTAL MATERIALS		2,022,757

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,800,800	182,739
TOTAL INDONESIA		18,818,755
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	25,953	2,741,629
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	303,019	2,036,609
Bank of Ireland Group PLC	176,519	2,064,686
		4,101,295
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	27,220	2,291,128
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	32,510	3,446,060
TOTAL INDUSTRIALS		5,737,188

TOTAL IRELAND		12,580,112
ISRAEL - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	388,356	589,089
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	17,493	628,174
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	34,598	323,728
Food Products - 0.0%
Strauss Group Ltd	9,681	219,315
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(f)	4,422	271,688
TOTAL CONSUMER STAPLES		814,731

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	1,613	256,552
Paz Retail And Energy Ltd	1,554	218,769
		475,321
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	233,406	3,418,623
Bank Leumi Le-Israel BM	264,579	3,755,241
First International Bank of Israel Ltd	9,300	510,611
Israel Discount Bank Ltd Class A	217,389	1,621,882
Mizrahi Tefahot Bank Ltd	27,003	1,367,569
		10,673,926
Capital Markets - 0.0%
Plus500 Ltd	12,148	496,374
Consumer Finance - 0.0%
Isracard Ltd	36,782	173,244
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	11,123	304,434
Harel Insurance Investments & Financial Services Ltd	18,625	309,184
Menora Mivtachim Holdings Ltd	3,681	194,517
Phoenix Financial Ltd	30,131	593,421
		1,401,556
TOTAL FINANCIALS		12,745,100

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	199,540	3,094,865
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	4,391	1,685,908
Construction & Engineering - 0.0%
Electra Ltd/Israel	343	182,855
Machinery - 0.0%
Kornit Digital Ltd (b)	8,460	159,725
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (f)	16,133	247,642
TOTAL INDUSTRIALS		2,276,130

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	9,622	252,776
IT Services - 0.0%
Wix.com Ltd (b)	9,796	1,661,304
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel) (b)	4,792	314,985
Nova Ltd (Israel) (b)	5,163	990,306
Tower Semiconductor Ltd (b)	19,590	708,977
		2,014,268
Software - 0.2%
Cellebrite DI Ltd (b)	14,119	279,415
Check Point Software Technologies Ltd (b)	15,094	3,314,039
Nice Ltd (b)	11,069	1,729,222
Sapiens International Corp NV (Israel)	5,581	152,674
		5,475,350
TOTAL INFORMATION TECHNOLOGY		9,403,698

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	127,644	846,739
Israel Corp Ltd Class A1	825	259,399
		1,106,138
Real Estate - 0.0%
Diversified REITs - 0.0%
Reit 1 Ltd	33,948	176,314
Real Estate Management & Development - 0.0%
Airport City Ltd (b)	9,777	145,242
Alony Hetz Properties & Investments Ltd	28,396	236,825
Amot Investments Ltd	41,117	217,276
Azrieli Group Ltd	6,461	470,144
Big Shopping Centers Ltd (b)	2,821	411,555
Melisron Ltd	4,362	370,507
Mivne Real Estate Kd Ltd	101,750	296,942
		2,148,491
TOTAL REAL ESTATE		2,324,805

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	20,677	334,158
OPC Energy Ltd (b)	19,916	187,828
		521,986
TOTAL ISRAEL		33,980,037
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	60,731	725,143
Telecom Italia SpA/Milano (b)	1,505,100	593,358
Telecom Italia SpA/Milano (b)	225,793	100,193
		1,418,694
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	21,487	9,775,566
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	5,997	673,392
Moncler SpA	40,125	2,456,421
Prada Spa (b)	89,400	559,066
		3,688,879
TOTAL CONSUMER DISCRETIONARY		13,464,445

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	99,770	669,480
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	381,193	5,459,269
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	195,014	1,638,355
Banca Popolare di Sondrio SPA	79,834	994,839
Banco BPM SpA	266,518	2,957,053
BPER Banca SPA	187,616	1,517,116
FinecoBank Banca Fineco SpA	107,446	2,138,015
Intesa Sanpaolo SpA	2,754,859	14,706,231
Mediobanca Banca di Credito Finanziario SpA	104,010	2,119,132
UniCredit SpA	272,858	15,875,113
		41,945,854
Capital Markets - 0.0%
Azimut Holding SpA	18,709	516,934
Financial Services - 0.0%
Banca Mediolanum SpA	44,594	662,800
Nexi SpA (b)(c)(d)	138,908	809,470
		1,472,270
Insurance - 0.2%
Generali	190,344	6,930,387
Poste Italiane Spa (c)(d)	80,308	1,623,028
Unipol Assicurazioni SpA	79,557	1,419,487
		9,972,902
TOTAL FINANCIALS		53,907,960

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	19,522	1,146,689
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	71,178	3,700,424
Electrical Equipment - 0.1%
Prysmian SpA	52,061	2,859,826
Machinery - 0.0%
Interpump Group SpA	14,643	498,976
Passenger Airlines - 0.0%
Ryanair Holdings PLC	94,474	2,248,907
TOTAL INDUSTRIALS		9,308,133

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	3,920	696,313
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	15,262	797,394
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	1,358,566	11,777,370
Terna - Rete Elettrica Nazionale	247,423	2,457,610
		14,234,980
Gas Utilities - 0.0%
Italgas SpA	85,669	702,643
Snam SpA	360,266	2,065,124
		2,767,767
Multi-Utilities - 0.0%
A2A SpA	276,043	700,170
Hera SpA	139,349	657,651
		1,357,821
TOTAL UTILITIES		18,360,568

TOTAL ITALY		105,228,945
JAPAN - 16.4%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	24,100	445,828
Nippon Telegraph & Telephone Corp (f)	5,249,500	5,487,183
		5,933,011
Entertainment - 0.5%
Capcom Co Ltd	59,100	1,710,833
Konami Group Corp	18,200	2,599,251
Nexon Co Ltd	72,600	1,139,071
Nintendo Co Ltd	205,600	17,068,915
Square Enix Holdings Co Ltd	15,700	909,080
Toho Co Ltd/Tokyo	22,000	1,256,013
		24,683,163
Interactive Media & Services - 0.0%
Kakaku.com Inc	21,300	376,899
LY Corp	440,200	1,664,846
		2,041,745
Media - 0.0%
CyberAgent Inc	73,300	627,450
Dentsu Group Inc	38,400	805,099
Hakuhodo DY Holdings Inc	51,000	382,554
Kadokawa Corp	23,900	641,211
		2,456,314
Wireless Telecommunication Services - 0.6%
KDDI Corp	501,100	8,881,308
SoftBank Corp	4,946,700	7,485,571
SoftBank Group Corp	183,600	9,284,589
		25,651,468
TOTAL COMMUNICATION SERVICES		60,765,701

Consumer Discretionary - 3.1%
Automobile Components - 0.3%
Aisin Corp	112,500	1,425,330
Bridgestone Corp	102,900	4,302,782
Denso Corp	373,700	4,825,192
JTEKT Corp	45,600	352,172
Koito Manufacturing Co Ltd	42,500	514,530
NHK Spring Co Ltd	35,500	394,031
Nifco Inc/Japan	15,600	386,672
Niterra Co Ltd	28,400	882,311
Stanley Electric Co Ltd	24,900	466,200
Sumitomo Electric Industries Ltd	139,700	2,245,455
Sumitomo Rubber Industries Ltd	32,500	409,148
Toyo Tire Corp	21,600	403,206
Yokohama Rubber Co Ltd/The	24,600	537,875
		17,144,904
Automobiles - 1.2%
Honda Motor Co Ltd	854,400	8,693,300
Isuzu Motors Ltd	104,400	1,404,017
Mazda Motor Corp	105,900	633,157
Mitsubishi Motors Corp	117,200	324,458
Nissan Motor Co Ltd (b)	379,100	902,497
Subaru Corp	103,200	1,868,737
Suzuki Motor Corp	345,600	4,141,556
Toyota Motor Corp	2,166,900	41,386,532
Yamaha Motor Co Ltd	180,700	1,419,170
		60,773,424
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	64,300	826,543
J Front Retailing Co Ltd	47,800	585,079
Pan Pacific International Holdings Corp	93,800	2,893,118
Rakuten Group Inc (b)	261,600	1,542,481
Ryohin Keikaku Co Ltd	49,400	1,669,747
Takashimaya Co Ltd	56,900	438,707
		7,955,675
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	20,400	748,342
McDonald's Holdings Co Japan Ltd (f)	15,200	641,041
Oriental Land Co Ltd/Japan	212,100	4,492,172
Skylark Holdings Co Ltd	40,100	831,420
Zensho Holdings Co Ltd	16,100	998,677
		7,711,652
Household Durables - 0.8%
Casio Computer Co Ltd	36,300	283,886
Haseko Corp	37,600	537,027
Iida Group Holdings Co Ltd	30,200	476,614
Nikon Corp (f)	58,400	561,542
Open House Group Co Ltd	11,500	508,162
Panasonic Holdings Corp	405,800	4,652,890
Rinnai Corp	19,900	445,795
Sekisui House Ltd	116,500	2,678,359
Sharp Corp/Japan (b)	49,700	294,644
Sony Group Corp	1,081,700	28,538,272
Sumitomo Forestry Co Ltd	36,300	1,042,946
		40,020,137
Leisure Products - 0.1%
Bandai Namco Holdings Inc	116,100	4,034,771
Sankyo Co Ltd	36,300	552,700
Sega Sammy Holdings Inc	27,300	571,375
Shimano Inc	14,300	2,014,661
Yamaha Corp	85,300	623,453
		7,796,960
Specialty Retail - 0.3%
Fast Retailing Co Ltd	36,400	11,973,594
Nitori Holdings Co Ltd	15,100	1,796,670
Sanrio Co Ltd	36,000	1,431,137
Shimamura Co Ltd	8,600	572,130
USS Co Ltd	76,000	759,575
Yamada Holdings Co Ltd	103,800	335,256
ZOZO Inc	69,800	708,853
		17,577,215
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	133,600	2,871,605
Goldwin Inc	7,500	428,924
		3,300,529
TOTAL CONSUMER DISCRETIONARY		162,280,496

Consumer Staples - 1.0%
Beverages - 0.2%
Asahi Group Holdings Ltd	267,500	3,697,465
Coca-Cola Bottlers Japan Holdings Inc	27,300	511,611
Kirin Holdings Co Ltd	143,000	2,163,116
Sapporo Holdings Ltd	13,900	771,916
Suntory Beverage & Food Ltd	22,300	777,958
		7,922,066
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	153,300	4,533,261
Cosmos Pharmaceutical Corp	8,400	540,789
Kobe Bussan Co Ltd	26,500	812,904
MatsukiyoCocokara & Co	67,300	1,236,281
Seven & i Holdings Co Ltd	421,400	6,203,270
Sugi Holdings Co Ltd	19,800	416,135
Sundrug Co Ltd	12,000	401,511
Tsuruha Holdings Inc	6,500	521,664
Welcia Holdings Co Ltd	17,900	315,171
		14,980,986
Food Products - 0.3%
Ajinomoto Co Inc	166,300	3,401,515
Calbee Inc	18,600	373,678
Ezaki Glico Co Ltd	9,700	319,602
Kagome Co Ltd	14,200	291,785
Kewpie Corp	20,400	463,559
Kikkoman Corp	170,500	1,669,054
MEIJI Holdings Co Ltd	45,700	1,123,619
NH Foods Ltd	18,100	683,335
Nichirei Corp	45,300	621,400
Nisshin Seifun Group Inc	43,600	562,515
Nissin Foods Holdings Co Ltd	42,100	927,213
Toyo Suisan Kaisha Ltd	18,000	1,160,722
Yakult Honsha Co Ltd	53,600	1,099,329
Yamazaki Baking Co Ltd	28,300	676,326
		13,373,652
Household Products - 0.0%
Lion Corp	50,100	613,373
Unicharm Corp	226,200	2,096,993
		2,710,366
Personal Care Products - 0.1%
Kao Corp	82,000	3,511,366
Kobayashi Pharmaceutical Co Ltd	9,200	350,485
Kose Corp	6,200	266,377
Rohto Pharmaceutical Co Ltd	38,700	645,541
Shiseido Co Ltd	70,500	1,159,108
		5,932,877
Tobacco - 0.1%
Japan Tobacco Inc	193,400	5,958,276
TOTAL CONSUMER STAPLES		50,878,223

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	12,300	503,682
ENEOS Holdings Inc	533,800	2,569,836
Idemitsu Kosan Co Ltd	174,285	1,080,047
Inpex Corp	170,600	2,134,121
Iwatani Corp	37,100	353,926
		6,641,612
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd	23,000	317,562
Chiba Bank Ltd/The	126,300	1,122,994
Concordia Financial Group Ltd	205,500	1,329,165
Fukuoka Financial Group Inc	33,700	890,363
Gunma Bank Ltd/The	64,800	536,601
Hachijuni Bank Ltd/The	80,800	605,520
Iyogin Holdings Inc	55,300	636,039
Japan Post Bank Co Ltd	305,300	3,119,620
Kyoto Financial Group Inc	53,100	906,540
Kyushu Financial Group Inc	73,200	367,075
Mebuki Financial Group Inc	179,200	869,304
Mitsubishi UFJ Financial Group Inc	2,122,400	26,740,391
Mizuho Financial Group Inc	446,640	11,167,177
Rakuten Bank Ltd (b)	15,700	653,782
Resona Holdings Inc	405,800	3,255,245
Shizuoka Financial Group Inc	86,800	964,568
Sumitomo Mitsui Financial Group Inc	690,200	16,466,249
Sumitomo Mitsui Trust Group Inc	126,900	3,139,345
Yamaguchi Financial Group Inc	37,400	438,923
		73,526,463
Capital Markets - 0.1%
Daiwa Securities Group Inc	243,100	1,598,608
Japan Exchange Group Inc	183,700	2,043,804
Nomura Holdings Inc	517,700	2,885,434
SBI Holdings Inc	48,000	1,255,225
		7,783,071
Consumer Finance - 0.0%
Credit Saison Co Ltd	28,800	672,565
Marui Group Co Ltd	32,700	650,910
		1,323,475
Financial Services - 0.1%
GMO Payment Gateway Inc	7,900	494,510
Mitsubishi HC Capital Inc	170,300	1,198,818
ORIX Corp	194,300	3,897,664
Tokyo Century Corp	32,400	340,587
Zenkoku Hosho Co Ltd	18,200	393,455
		6,325,034
Insurance - 0.7%
Dai-ichi Life Holdings Inc	670,300	4,839,866
Japan Post Holdings Co Ltd	338,300	3,288,366
Japan Post Insurance Co Ltd	33,100	661,976
Ms&Ad Insurance Group Holdings Inc	232,000	5,273,317
Sompo Holdings Inc	174,200	5,708,728
T&D Holdings Inc	95,700	2,036,363
Tokio Marine Holdings Inc	347,900	13,944,659
		35,753,275
TOTAL FINANCIALS		124,711,318

Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	41,700	639,441
Hoya Corp	60,800	7,154,104
Nihon Kohden Corp	29,600	357,113
Olympus Corp	200,400	2,625,841
Sysmex Corp	84,200	1,561,451
Terumo Corp	260,400	4,984,248
		17,322,198
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	32,300	486,375
Medipal Holdings Corp	36,400	617,996
Suzuken Co Ltd/Aichi Japan	11,400	412,689
		1,517,060
Health Care Technology - 0.0%
M3 Inc	75,300	943,704
Pharmaceuticals - 0.8%
Astellas Pharma Inc	318,500	3,189,506
Chugai Pharmaceutical Co Ltd	112,200	6,463,792
Daiichi Sankyo Co Ltd	335,700	8,587,419
Eisai Co Ltd	51,400	1,485,664
Hisamitsu Pharmaceutical Co Inc	12,900	390,843
Kyowa Kirin Co Ltd	43,500	679,236
Nippon Shinyaku Co Ltd	10,700	275,171
Ono Pharmaceutical Co Ltd	82,500	949,652
Otsuka Holdings Co Ltd	92,200	4,494,822
Santen Pharmaceutical Co Ltd	61,200	619,362
Shionogi & Co Ltd	142,500	2,394,073
Takeda Pharmaceutical Co Ltd	279,784	8,463,082
Tsumura & CO	11,700	350,885
		38,343,507
TOTAL HEALTH CARE		58,126,469

Industrials - 4.0%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	41,400	739,316
Sankyu Inc	9,300	406,460
SG Holdings Co Ltd	82,300	865,998
Yamato Holdings Co Ltd	55,900	793,655
		2,805,429
Building Products - 0.2%
Agc Inc	38,400	1,198,921
Daikin Industries Ltd	51,600	5,878,442
Lixil Corp	50,000	587,670
Sanwa Holdings Corp	40,000	1,310,953
TOTO Ltd	28,100	740,954
		9,716,940
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	79,900	1,113,705
Kokuyo Co Ltd	16,600	339,883
Park24 Co Ltd	22,900	324,088
Secom Co Ltd	73,800	2,713,659
Sohgo Security Services Co Ltd	65,700	517,632
TOPPAN Holdings Inc	56,100	1,574,871
		6,583,838
Construction & Engineering - 0.2%
COMSYS Holdings Corp	20,800	461,013
EXEO Group Inc	33,600	391,037
JGC Holdings Corp	41,800	334,312
Kajima Corp	79,100	1,888,722
Kinden Corp	20,800	538,839
Obayashi Corp	127,100	1,971,979
Shimizu Corp	95,900	1,024,509
Taisei Corp	32,300	1,751,371
		8,361,782
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	26,300	1,169,476
Fujikura Ltd	48,400	1,800,814
Mabuchi Motor Co Ltd	19,300	281,846
Mitsubishi Electric Corp	371,700	7,190,687
NIDEC CORP	184,700	3,282,366
		13,725,189
Ground Transportation - 0.4%
Central Japan Railway Co	181,100	3,811,043
East Japan Railway Co	199,500	4,324,536
Hankyu Hanshin Holdings Inc	44,500	1,266,093
Keikyu Corp	48,700	506,483
Keio Corp	22,600	614,766
Keisei Electric Railway Co Ltd	91,000	942,934
Kintetsu Group Holdings Co Ltd	33,500	719,531
Kyushu Railway Co	27,800	714,541
Nagoya Railroad Co Ltd	34,800	423,865
Nankai Electric Railway Co Ltd	20,000	316,058
Odakyu Electric Railway Co Ltd	64,900	716,516
Seibu Holdings Inc	43,800	1,057,167
Seino Holdings Co Ltd	25,900	407,212
Tobu Railway Co Ltd	35,400	645,977
Tokyo Metro Co Ltd	51,100	647,238
Tokyu Corp	109,900	1,332,874
West Japan Railway Co	82,800	1,741,780
		20,188,614
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	4,000	1,107,288
Hitachi Ltd	805,600	19,910,819
Keihan Holdings Co Ltd	19,000	464,568
Sekisui Chemical Co Ltd	71,900	1,251,637
		22,734,312
Machinery - 0.9%
Amada Co Ltd	60,200	602,784
Daifuku Co Ltd	66,800	1,769,280
DMG Mori Co Ltd	23,600	408,271
Ebara Corp	72,400	1,087,578
FANUC Corp	164,600	4,177,492
Fujitec Co Ltd	13,000	509,162
Hitachi Construction Machinery Co Ltd	18,000	537,928
Hoshizaki Corp	19,900	845,103
IHI Corp	27,200	2,130,635
Japan Steel Works Ltd/The	13,100	539,787
Kawasaki Heavy Industries Ltd	29,600	1,765,690
Komatsu Ltd	167,200	4,835,352
Kubota Corp	182,200	2,117,236
Kurita Water Industries Ltd	18,600	614,666
Makita Corp	49,300	1,441,968
MINEBEA MITSUMI Inc	71,400	1,046,441
MISUMI Group Inc	50,300	704,666
Mitsubishi Heavy Industries Ltd	593,400	11,697,603
Miura Co Ltd	18,500	393,989
Nabtesco Corp	21,100	316,766
NGK Insulators Ltd	43,100	531,855
NSK Ltd	81,700	356,874
SMC Corp	10,700	3,462,958
Sumitomo Heavy Industries Ltd	21,700	451,834
THK Co Ltd	21,200	520,881
Toyota Industries Corp	33,200	3,891,677
Yaskawa Electric Corp	47,000	990,257
		47,748,733
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	118,700	1,627,889
Mitsui OSK Lines Ltd	63,700	2,121,453
Nippon Yusen KK	81,000	2,646,507
		6,395,849
Passenger Airlines - 0.0%
ANA Holdings Inc	28,100	539,785
Japan Airlines Co Ltd	25,600	463,806
		1,003,591
Professional Services - 0.3%
BayCurrent Inc	23,500	1,266,265
Persol Holdings Co Ltd	316,700	571,247
Recruit Holdings Co Ltd	290,200	16,081,517
TechnoPro Holdings Inc	18,500	416,244
		18,335,273
Trading Companies & Distributors - 1.0%
ITOCHU Corp	253,700	12,974,964
Marubeni Corp	292,100	5,178,542
Mitsubishi Corp	707,400	13,431,111
Mitsui & Co Ltd	522,200	10,559,470
MonotaRO Co Ltd	43,200	830,432
Nagase & Co Ltd	20,400	358,263
Sojitz Corp	39,640	937,797
Sumitomo Corp	213,000	5,200,691
Toyota Tsusho Corp	125,200	2,488,065
		51,959,335
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	16,400	470,161
Kamigumi Co Ltd	16,800	410,541
Mitsubishi Logistics Corp	59,400	408,048
		1,288,750
TOTAL INDUSTRIALS		210,847,635

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.7%
Alps Alpine Co Ltd	32,400	329,127
Azbil Corp	84,800	730,687
Dexerials Corp	29,200	341,872
Hamamatsu Photonics KK	49,200	454,389
Hirose Electric Co Ltd	5,400	612,400
Horiba Ltd	7,000	477,780
Ibiden Co Ltd	24,600	679,950
Jeol Ltd	9,000	288,670
Keyence Corp	35,100	14,675,016
Kyocera Corp	247,000	2,927,378
Murata Manufacturing Co Ltd	321,100	4,574,570
Omron Corp	34,100	1,012,257
Shimadzu Corp	48,400	1,241,651
Taiyo Yuden Co Ltd	22,600	340,859
TDK Corp	341,900	3,648,567
Topcon Corp	18,800	426,675
Yokogawa Electric Corp	40,700	880,754
		33,642,602
IT Services - 0.4%
BIPROGY Inc	13,700	447,756
Fujitsu Ltd	302,300	6,715,735
NEC Corp	240,000	5,842,278
Nomura Research Institute Ltd	77,700	2,942,302
NTT Data Group Corp	101,100	2,007,886
Obic Co Ltd	57,800	2,017,623
Otsuka Corp	39,400	873,810
SCSK Corp	25,900	678,023
TIS Inc	35,800	1,034,339
		22,559,752
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	134,800	5,639,486
Disco Corp	16,600	3,211,761
Lasertec Corp	14,300	1,329,477
Renesas Electronics Corp	286,300	3,359,806
Rohm Co Ltd	60,600	549,927
SCREEN Holdings Co Ltd	17,900	1,190,297
Socionext Inc	31,100	334,498
SUMCO Corp	61,900	426,868
Tokyo Electron Ltd	83,000	12,358,567
Tokyo Seimitsu Co Ltd	6,900	384,620
Ulvac Inc	8,000	270,526
		29,055,833
Software - 0.0%
Oracle Corp Japan	5,900	707,892
Trend Micro Inc/Japan	22,100	1,585,688
		2,293,580
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	45,300	795,396
Canon Inc	168,800	5,209,126
FUJIFILM Holdings Corp	218,700	4,479,498
Konica Minolta Inc (b)	87,300	267,951
Ricoh Co Ltd	100,100	1,052,864
Seiko Epson Corp	56,800	787,991
		12,592,826
TOTAL INFORMATION TECHNOLOGY		100,144,593

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	17,900	321,306
Air Water Inc (Osaka)	40,800	554,729
Asahi Kasei Corp	245,400	1,710,130
Daicel Corp	43,500	369,193
DIC Corp	14,700	285,816
Kaneka Corp	11,800	287,696
Kansai Paint Co Ltd	33,000	496,223
Kuraray Co Ltd	53,300	622,623
Mitsubishi Chemical Group Corp	252,100	1,225,599
Mitsubishi Gas Chemical Co Inc	35,300	536,363
Mitsui Chemicals Inc	33,300	731,758
Nippon Paint Holdings Co Ltd	187,700	1,424,357
Nippon Sanso Holdings Corp	37,400	1,194,090
Nissan Chemical Corp	24,300	710,742
Nitto Denko Corp	124,400	2,186,557
NOF Corp	42,900	643,590
Resonac Holdings Corp	32,700	594,747
Shin-Etsu Chemical Co Ltd	349,100	10,623,635
Sumitomo Chemical Co Ltd	293,300	708,997
Teijin Ltd	32,000	268,310
Tokyo Ohka Kogyo Co Ltd	21,100	462,937
Toray Industries Inc	287,200	1,834,208
Tosoh Corp	57,300	807,742
Zeon Corp	37,500	366,266
		28,967,614
Construction Materials - 0.0%
Taiheiyo Cement Corp	20,900	562,740
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	25,800	449,668
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	10,100	324,054
JFE Holdings Inc	112,600	1,311,342
JX Advanced Metals Corp (f)	82,200	456,935
Kobe Steel Ltd	69,900	819,780
Maruichi Steel Tube Ltd	12,900	304,139
Mitsubishi Materials Corp	22,700	358,037
Nippon Steel Corp	189,000	3,978,018
Sumitomo Metal Mining Co Ltd	48,200	1,069,415
Yamato Kogyo Co Ltd	8,300	492,787
		9,114,507
Paper & Forest Products - 0.0%
Oji Holdings Corp	168,000	793,050
TOTAL MATERIALS		39,887,579

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	125	299,430
Daiwa House REIT Investment Corp	404	676,159
KDX Realty Investment Corp	717	745,183
Nomura Real Estate Master Fund Inc	759	754,859
Sekisui House Reit Inc	776	417,905
United Urban Investment Corp	536	563,066
		3,456,602
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	1,348	556,246
Japan Hotel REIT Investment Corp	885	436,991
		993,237
Industrial REITs - 0.0%
GLP J-REIT	861	741,888
Industrial & Infrastructure Fund Investment Corp	438	357,801
Japan Logistics Fund Inc	488	319,122
LaSalle Logiport REIT	327	311,265
Mitsui Fudosan Logistics Park Inc	557	396,967
		2,127,043
Office REITs - 0.1%
Japan Prime Realty Investment Corp	173	427,115
Japan Real Estate Investment Corp	1,251	991,316
Nippon Building Fund Inc	1,495	1,386,467
Orix JREIT Inc	485	609,896
		3,414,794
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	10,800	1,197,986
Daiwa House Industry Co Ltd	110,200	3,987,358
Hulic Co Ltd	115,000	1,198,822
Mitsubishi Estate Co Ltd	220,100	3,866,272
Mitsui Fudosan Co Ltd	489,400	4,850,270
Nomura Real Estate Holdings Inc	95,700	566,851
Sumitomo Realty & Development Co Ltd	83,800	3,121,240
Tokyo Tatemono Co Ltd	36,900	661,555
Tokyu Fudosan Holdings Corp	104,200	729,798
		20,180,152
Residential REITs - 0.0%
Advance Residence Investment Corp	506	521,289
Nippon Accommodations Fund Inc	441	359,326
		880,615
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	1,264	840,721
TOTAL REAL ESTATE		31,893,164

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	133,300	1,730,943
Chugoku Electric Power Co Inc/The	56,800	301,042
Kansai Electric Power Co Inc/The	180,400	2,222,608
Kyushu Electric Power Co Inc	83,500	741,969
Tohoku Electric Power Co Inc	88,700	634,945
Tokyo Electric Power Co Holdings Inc (b)	135,700	415,127
		6,046,634
Gas Utilities - 0.1%
Osaka Gas Co Ltd	71,000	1,800,423
Toho Gas Co Ltd	16,500	491,953
Tokyo Gas Co Ltd	60,900	2,023,268
		4,315,644
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	29,800	521,990
TOTAL UTILITIES		10,884,268

TOTAL JAPAN		857,061,058
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	27,416	725,264
KOREA (SOUTH) - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	37,011	311,865
Entertainment - 0.1%
HYBE Co Ltd	3,699	694,651
JYP Entertainment Corp	4,831	234,508
Krafton Inc (b)	5,315	1,388,626
NCSoft Corp	2,738	281,258
Netmarble Corp (c)(d)	3,708	116,400
Pearl Abyss Corp (b)	5,852	145,492
SM Entertainment Co Ltd	1,820	157,927
		3,018,862
Interactive Media & Services - 0.1%
Kakao Corp	53,917	1,445,497
NAVER Corp	25,938	3,642,141
		5,087,638
Media - 0.0%
Cheil Worldwide Inc	13,028	169,687
TOTAL COMMUNICATION SERVICES		8,588,052

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	12,057	349,488
HL Mando Co Ltd	5,826	152,553
Hyundai Mobis Co Ltd	10,811	2,025,158
		2,527,199
Automobiles - 0.2%
Hyundai Motor Co	24,169	3,231,997
Kia Corp	44,120	2,798,224
		6,030,221
Broadline Retail - 0.1%
Coupang Inc Class A (b)	228,606	5,342,523
Shinsegae Inc	1,115	123,369
		5,465,892
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	36,723	1,037,886
Hanjin Kal Corp	4,868	270,516
Kangwon Land Inc	21,852	248,932
		1,557,334
Household Durables - 0.0%
Coway Co Ltd	9,189	564,611
LG Electronics Inc	19,086	956,069
		1,520,680
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	5,549	171,068
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	6,791	176,232
Youngone Corp	3,682	122,526
		298,758
TOTAL CONSUMER DISCRETIONARY		17,571,152

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	3,235	207,692
Food Products - 0.0%
CJ CheilJedang Corp	1,381	231,788
NongShim Co Ltd	640	181,007
Orion Corp/Republic of Korea	3,835	331,732
Samyang Foods Co Ltd	747	508,812
		1,253,339
Personal Care Products - 0.0%
Amorepacific Corp	5,311	464,829
Cosmax Inc	1,424	172,453
LG H&H Co Ltd	1,623	383,768
		1,021,050
Tobacco - 0.1%
KT&G Corp	17,467	1,406,946
TOTAL CONSUMER STAPLES		3,889,027

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	7,921	437,174
S-Oil Corp	7,104	258,947
SK Innovation Co Ltd	11,462	759,759
		1,455,880
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	49,448	359,689
Hana Financial Group Inc	50,628	2,291,280
iM Financial Group Co Ltd	25,953	187,265
Industrial Bank of Korea	45,540	490,479
JB Financial Group Co Ltd	18,656	223,693
KakaoBank Corp	61,488	961,802
KB Financial Group Inc	65,107	4,106,247
Shinhan Financial Group Co Ltd	88,643	3,196,991
Woori Financial Group Inc	116,688	1,450,086
		13,267,532
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	2,244	215,339
Korea Investment Holdings Co Ltd	7,145	416,306
Mirae Asset Securities Co Ltd	47,059	390,368
NH Investment & Securities Co Ltd	23,541	253,977
Samsung Securities Co Ltd	11,069	404,920
		1,680,910
Consumer Finance - 0.0%
Samsung Card Co Ltd	3,845	113,319
Financial Services - 0.0%
Meritz Financial Group Inc	14,137	1,232,486
Insurance - 0.1%
DB Insurance Co Ltd	7,655	492,165
Hyundai Marine & Fire Insurance Co Ltd (b)	10,218	159,553
Samsung Fire & Marine Insurance Co Ltd	5,758	1,516,006
Samsung Life Insurance Co Ltd	18,684	1,132,123
		3,299,847
TOTAL FINANCIALS		19,594,094

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	7,413	1,824,743
Celltrion Inc	26,425	2,990,633
Hugel Inc (b)	972	248,558
PharmaResearch Co Ltd	1,095	289,437
SK Bioscience Co Ltd (b)	4,294	119,552
		5,472,923
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	21,527	856,694
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	6,042	123,252
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	4,446	326,972
Peptron Inc (b)	3,636	415,096
Samsung Biologics Co Ltd (b)(c)(d)	3,260	2,407,680
		3,149,748
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	3,552	119,700
Hanall Biopharma Co Ltd (b)	5,813	113,373
Hanmi Pharm Co Ltd	1,087	205,183
Sam Chun Dang Pharm Co Ltd	2,401	237,270
SK Biopharmaceuticals Co Ltd (b)	4,998	374,019
Yuhan Corp	10,763	860,759
		1,910,304
TOTAL HEALTH CARE		11,512,921

Industrials - 0.5%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	5,293	2,968,590
Hanwha Systems Co Ltd	13,061	359,103
Korea Aerospace Industries Ltd	12,717	742,808
LIG Nex1 Co Ltd	1,968	443,698
		4,514,199
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,843	107,293
Hyundai Glovis Co Ltd	7,812	625,097
		732,390
Commercial Services & Supplies - 0.0%
S-1 Corp	3,174	141,176
Construction & Engineering - 0.0%
DL E&C Co Ltd	4,578	139,638
GS Engineering & Construction Corp	11,430	146,630
Hyundai Engineering & Construction Co Ltd	12,541	366,769
KEPCO Engineering & Construction Co Inc	3,093	147,419
Samsung E&A Co Ltd	27,167	366,582
		1,167,038
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	79,021	1,602,146
Ecopro BM Co Ltd (b)	9,321	662,575
Ecopro Co Ltd	18,703	667,280
Hanwha Vision Co Ltd	5,728	242,542
HD Hyundai Electric Co Ltd	4,005	869,801
Hyosung Heavy Industries Corp	809	279,237
L&F Co Ltd (b)	4,655	211,571
LG Energy Solution Ltd (b)	7,419	1,689,185
LS Corp	3,015	278,741
LS Electric Co Ltd	2,601	374,898
POSCO Future M Co Ltd (b)	5,371	470,575
Shinsung Delta Tech Co Ltd	2,687	111,907
Taihan Electric Wire Co Ltd (b)	18,718	153,033
		7,613,491
Industrial Conglomerates - 0.1%
CJ Corp	2,327	202,995
Doosan Co Ltd	1,290	273,854
GS Holdings Corp	7,294	197,926
Hanwha Corp	7,223	244,479
LG Corp	16,457	769,084
Samsung C&T Corp	13,180	1,131,937
SK Inc	6,239	579,479
SK Square Co Ltd (b)	15,527	957,986
		4,357,740
Machinery - 0.1%
Doosan Bobcat Inc	9,383	321,931
Hanwha Ocean Co Ltd (b)	19,418	1,070,700
HD Hyundai Heavy Industries Co Ltd	3,909	1,103,314
HD Hyundai Infracore Co Ltd	23,320	135,197
HD HYUNDAI MIPO	3,993	468,109
HD Korea Shipbuilding & Offshore Engineering Co Ltd	8,104	1,547,091
Hyundai Elevator Co Ltd	3,659	189,574
Hyundai Rotem Co Ltd	12,687	997,927
Rainbow Robotics (b)	1,380	261,235
Samsung Heavy Industries Co Ltd (b)	127,125	1,299,803
		7,394,881
Marine Transportation - 0.0%
HMM Co Ltd	51,285	658,707
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	31,878	469,009
Trading Companies & Distributors - 0.0%
Posco International Corp	7,968	274,131
TOTAL INDUSTRIALS		27,322,762

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	1,909	110,378
IsuPetasys Co Ltd	9,253	208,489
LG Display Co Ltd (b)	63,101	374,108
LG Innotek Co Ltd	2,419	237,293
Samsung Electro-Mechanics Co Ltd	9,767	804,163
Samsung SDI Co Ltd	9,170	1,133,199
Samsung SDI Co Ltd rights 5/22/2025 (b)	1,240	30,110
		2,897,740
IT Services - 0.0%
Posco DX Co Ltd	9,083	156,343
Samsung SDS Co Ltd	6,713	603,713
		760,056
Semiconductors & Semiconductor Equipment - 0.2%
DB HiTek Co Ltd	5,362	144,654
Eo Technics Co Ltd	1,455	117,597
Hanmi Semiconductor Co Ltd	7,432	396,926
HPSP Co Ltd	7,990	126,182
LEENO Industrial Inc	7,555	191,478
SK Hynix Inc	94,772	11,800,755
		12,777,592
Software - 0.0%
Douzone Bizon Co Ltd	3,248	139,045
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	851,275	33,146,568
TOTAL INFORMATION TECHNOLOGY		49,721,001

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	5,962	121,824
Enchem Co Ltd (b)	2,827	157,212
Hansol Chemical Co Ltd	1,590	129,297
Hanwha Solutions Corp	18,467	387,456
KCC Corp	747	130,909
Kumho Petrochemical Co Ltd	2,714	226,619
LG Chem Ltd	7,781	1,176,874
Lotte Chemical Corp	3,305	139,910
OCI Holdings Co Ltd	2,385	108,396
SKC Co Ltd (b)	3,218	230,386
		2,808,883
Metals & Mining - 0.1%
Hyundai Steel Co	14,177	243,561
Korea Zinc Co Ltd	1,894	1,054,052
POSCO Holdings Inc	13,094	2,388,062
		3,685,675
TOTAL MATERIALS		6,494,558

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	45,359	816,375
TOTAL KOREA (SOUTH)		146,965,822
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	436,068	672,953
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP (b)	224,846	222,278
Boubyan Bank KSCP	257,435	570,305
Gulf Bank KSCP	425,399	466,343
Kuwait Finance House KSCP	2,144,248	5,058,047
National Bank of Kuwait SAKP	1,538,096	4,777,381
		11,094,354
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	738,379	247,262
Agility Public Warehousing Co KSC	260,221	223,289
		470,551
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	382,717	310,919
TOTAL INDUSTRIALS		781,470

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	123,773	320,235
TOTAL KUWAIT		12,869,012
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	61,941	326,851
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	83,265	473,396
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	22,784	1,431,986
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	7,492	216,766
ArcelorMittal SA	79,540	2,335,571
		2,552,337
TOTAL LUXEMBOURG		4,784,570
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	362,000	1,316,262
Sands China Ltd (b)	413,600	745,542

TOTAL MACAU		2,061,804
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	370,830	584,422
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	523,728	254,896
CELCOMDIGI BHD	594,600	526,859
Maxis Bhd	406,500	349,517
		1,131,272
TOTAL COMMUNICATION SERVICES		1,715,694

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	376,500	279,511
Genting Malaysia Bhd	506,900	201,601
		481,112
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	786,600	306,672
TOTAL CONSUMER DISCRETIONARY		787,784

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	561,900	476,335
Kuala Lumpur Kepong Bhd	100,816	458,701
Nestle Malaysia Bhd	10,900	219,664
PPB Group Bhd	125,300	361,033
QL Resources Bhd	302,350	336,318
SD Guthrie Bhd	651,567	716,555
United Plantations BHD	52,900	280,836
		2,849,442
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	724,800	245,432
Yinson Holdings BHD	401,100	173,847
		419,279
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	62,200	284,485
TOTAL ENERGY		703,764

Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	484,000	579,065
CIMB Group Holdings Bhd	1,343,696	2,219,658
Hong Leong Bank Bhd	139,300	645,672
Malayan Banking Bhd	1,339,795	3,104,718
Public Bank Bhd	2,669,800	2,767,658
RHB Bank Bhd	342,206	527,840
		9,844,611
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	545,800	874,772
Kpj Healthcare Bhd	447,300	298,182
		1,172,954
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	1,007,653	992,810
IJM Corp Bhd	461,100	242,864
		1,235,674
Industrial Conglomerates - 0.0%
Sime Darby Bhd	549,800	264,964
Sunway Bhd	423,800	446,733
		711,697
Marine Transportation - 0.0%
MISC Bhd	231,600	402,722
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	200,500	197,533
TOTAL INDUSTRIALS		2,547,626

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	512,200	228,708
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	498,600	425,442
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	700,100	795,712
TOTAL MATERIALS		1,221,154

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	502,900	1,617,398
Gas Utilities - 0.0%
Petronas Gas Bhd	172,200	701,171
Multi-Utilities - 0.0%
YTL Corp Bhd	885,700	393,910
YTL Power International Bhd	444,700	352,285
		746,195
TOTAL UTILITIES		3,064,764

TOTAL MALAYSIA		24,136,501
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	3,323,100	2,867,181
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	86,700	912,383
Coca-Cola Femsa SAB de CV unit	92,630	872,476
Fomento Economico Mexicano SAB de CV unit	304,300	3,202,284
		4,987,143
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	859,200	2,722,994
Food Products - 0.0%
Alfa SAB de CV Series A	637,689	465,979
Gruma SAB de CV Series B	30,315	579,325
Grupo Bimbo SAB de CV	251,800	765,653
		1,810,957
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	244,100	430,307
TOTAL CONSUMER STAPLES		9,951,401

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	140,300	335,967
Grupo Financiero Banorte SAB de CV	425,600	3,657,333
Grupo Financiero Inbursa SAB de CV Series O (b)	310,500	798,159
		4,791,459
Insurance - 0.0%
Qualitas Controladora SAB de CV	34,500	380,176
TOTAL FINANCIALS		5,171,635

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	95,300	662,563
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	48,000	530,018
Grupo Aeroportuario del Pacifico SAB de CV Series B	71,900	1,459,815
Grupo Aeroportuario del Sureste SAB de CV Series B	30,765	974,556
Promotora y Operadora de Infraestructura SAB de CV	33,615	375,944
		3,340,333
TOTAL INDUSTRIALS		4,002,896

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	2,665,000	1,644,349
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	547,900	2,846,996
Industrias Penoles SAB de CV (b)	32,590	649,938
		3,496,934
TOTAL MATERIALS		5,141,283

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	491,700	634,104
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	178,200	634,725
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	154,700	421,726
TOTAL REAL ESTATE		1,690,555

TOTAL MEXICO		28,824,951
NETHERLANDS - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	581,499	2,705,049
Entertainment - 0.1%
Universal Music Group NV	138,335	4,067,806
TOTAL COMMUNICATION SERVICES		6,772,855

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	19,756	1,539,784
Heineken NV	48,625	4,352,677
		5,892,461
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	161,864	6,645,985
TOTAL CONSUMER STAPLES		12,538,446

Financials - 0.5%
Banks - 0.2%
ING Groep NV	553,477	10,748,145
Capital Markets - 0.0%
Euronext NV (c)(d)	16,863	2,808,178
Financial Services - 0.2%
Adyen NV (b)(c)(d)	5,538	8,961,665
EXOR NV	15,599	1,464,953
		10,426,618
Insurance - 0.1%
ASR Nederland NV	26,029	1,633,577
NN Group NV	47,329	2,889,938
		4,523,515
TOTAL FINANCIALS		28,506,456

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	10,687	6,908,602
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	140,541	3,566,906
TOTAL HEALTH CARE		10,475,508

Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	41,951	7,387,635
Trading Companies & Distributors - 0.0%
IMCD NV	10,406	1,377,479
TOTAL INDUSTRIALS		8,765,114

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASM International NV	8,174	3,938,242
ASML Holding NV	69,268	45,708,923
BE Semiconductor Industries NV	13,600	1,451,933
		51,099,098
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	30,071	1,892,702
TOTAL NETHERLANDS		120,050,179
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	326,934	405,046
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The	127,425	663,333
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	170,477	1,068,504
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	103,112	2,080,081
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	186,972	340,427
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	295,898	1,327,028
TOTAL INDUSTRIALS		1,667,455

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	25,307	2,665,159
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	140,526	740,289
Mercury NZ Ltd	121,332	402,619
		1,142,908
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	224,804	731,776
TOTAL UTILITIES		1,874,684

TOTAL NEW ZEALAND		10,424,262
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	110,683	1,661,830
Media - 0.0%
Schibsted ASA A Shares	11,662	353,781
Schibsted ASA B Shares	18,493	531,500
		885,281
TOTAL COMMUNICATION SERVICES		2,547,111

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	29,005	214,957
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	49,991	217,966
Mowi ASA	78,271	1,430,236
Orkla ASA	132,412	1,471,330
Salmar ASA	12,808	630,957
		3,750,489
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(f)	11,475	235,696
TGS ASA	34,874	257,950
		493,646
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	54,617	1,171,782
BLUENORD ASA (b)	4,280	245,197
Equinor ASA	137,573	3,114,052
Frontline PLC (Norway) (f)	24,708	415,030
Var Energi ASA	160,294	440,202
		5,386,263
TOTAL ENERGY		5,879,909

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	152,156	3,785,106
SpareBank 1 SMN	21,935	396,683
SpareBank 1 Sor-Norge ASA	32,459	516,054
		4,697,843
Insurance - 0.0%
Gjensidige Forsikring ASA	33,449	780,007
Protector Forsikring ASA	10,286	361,375
Storebrand ASA A Shares	78,921	947,502
		2,088,884
TOTAL FINANCIALS		6,786,727

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	15,470	2,480,340
Industrial Conglomerates - 0.0%
Aker ASA A Shares	4,207	242,632
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	196,216	87,702
TOMRA Systems ASA (b)	41,239	644,149
		731,851
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	21,607	165,530
TOTAL INDUSTRIALS		3,620,353

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	30,253	298,069
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	233,390	1,237,998
TOTAL NORWAY		24,335,613
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	11,958	2,417,788
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	42,232	598,005
TOTAL PERU		3,015,793
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	15,330	357,539
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	110,960	456,292
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	371,426	932,338
BDO Unibank Inc	370,830	1,065,506
Metropolitan Bank & Trust Co	317,854	438,387
		2,436,231
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	44,020	473,042
SM Investments Corp	85,900	1,338,670
		1,811,712
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	142,600	873,153
TOTAL INDUSTRIALS		2,684,865

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,027,500	461,456
SM Prime Holdings Inc	2,034,200	888,988
		1,350,444
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	51,230	523,429
TOTAL PHILIPPINES		7,808,800
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	12,365	761,884
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	109,795	957,549
Specialty Retail - 0.0%
CCC SA (b)	8,161	469,600
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	226	920,777
TOTAL CONSUMER DISCRETIONARY		2,347,926

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	8,448	1,181,873
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	102,112	1,843,222
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	15,726	425,409
Bank Millennium SA (b)	105,128	405,788
Bank Polska Kasa Opieki SA (b)	30,941	1,541,791
mBank SA (b)	2,329	507,101
Powszechna Kasa Oszczednosci Bank Polski SA	151,676	2,904,431
Santander Bank Polska SA	6,833	1,043,430
		6,827,950
Consumer Finance - 0.0%
KRUK SA	3,059	323,069
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	100,334	1,561,875
TOTAL FINANCIALS		8,712,894

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	38,729	649,337
Construction & Engineering - 0.0%
Budimex SA	2,223	372,397
TOTAL INDUSTRIALS		1,021,734

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	8,916	367,033
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA (f)	1,681	384,244
KGHM Polska Miedz SA	23,966	758,002
		1,142,246
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	149,812	326,270
TOTAL POLAND		17,705,082
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	48,728	1,176,896
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	74,717	1,157,649
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	1,597,026	1,020,022
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	530,814	2,092,290
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	65,677	215,394
TOTAL UTILITIES		2,307,684

TOTAL PORTUGAL		5,662,251
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	136,247	484,966
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	104,292	429,657
Qatar Gas Transport Co Ltd	480,423	604,190
		1,033,847
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,064,645	652,647
Commercial Bank of Qatar	563,229	665,170
Qatar International Islamic Bank QSC	192,501	560,426
Qatar Islamic Bank QPSC	295,057	1,710,699
Qatar National Bank QPSC	779,280	3,574,286
		7,163,228
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	276,665	954,384
Marine Transportation - 0.0%
Qatar Navigation QSC	166,868	508,716
TOTAL INDUSTRIALS		1,463,100

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	895,611	346,831
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	370,456	284,887
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	86,741	364,260
TOTAL QATAR		11,141,119
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	106,560	816,962
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(e)	12,713	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(e)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	1,373,390	0
LUKOIL PJSC (b)(e)	41,065	0
Novatek PJSC (b)(e)	110,726	0
Surgutneftegas PAO (b)(e)	1,002,400	0
Tatneft PJSC (b)(e)	175,192	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(e)	280,800	0
GMK Norilskiy Nickel PAO (b)(e)	681,400	0
Polyus PJSC (b)(e)	36,530	0
Severstal PAO (b)(e)	21,400	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	334,663	4,246,913
Media - 0.0%
Saudi Research & Media Group (b)	6,799	313,944
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	66,680	1,116,385
Mobile Telecommunications Co Saudi Arabia	76,255	258,998
		1,375,383
TOTAL COMMUNICATION SERVICES		5,936,240

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	4,367	162,993
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	8,498	312,194
Jarir Marketing Co	101,591	341,801
		653,995
TOTAL CONSUMER DISCRETIONARY		816,988

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	76,358	183,620
Nahdi Medical Co	9,344	282,989
		466,609
Food Products - 0.0%
Almarai Co JSC	72,521	1,020,837
Saudia Dairy & Foodstuff Co	2,639	214,866
Savola Group/The (b)	25,488	212,686
		1,448,389
TOTAL CONSUMER STAPLES		1,914,998

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	59,606	240,588
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	344,833	8,954,195
Alinma Bank	216,116	1,670,874
Bank Al-Jazira	109,457	393,945
Bank AlBilad	129,862	1,000,550
Banque Saudi Fransi	216,916	1,062,908
Riyad Bank	259,171	2,124,664
Saudi Awwal Bank	65,509	611,262
Saudi Investment Bank/The	109,152	437,661
Saudi National Bank/The	517,554	4,925,867
		21,181,926
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co (b)	8,321	406,406
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	8,506	297,068
Bupa Arabia for Cooperative Insurance Co	4,376	195,994
Co for Cooperative Insurance/The	12,756	472,023
		965,085
TOTAL FINANCIALS		22,553,417

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	13,560	145,145
Dallah Healthcare Co	5,342	173,749
Dr Sulaiman Al Habib Medical Services Group Co	17,920	1,368,264
Mouwasat Medical Services Co	16,398	316,948
		2,004,106
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	4,260	207,381
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	6,961	218,613
Electrical Equipment - 0.0%
Riyadh Cables Group Co	8,067	273,563
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	6,489	258,110
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	15,311	203,279
TOTAL INDUSTRIALS		1,160,946

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	4,194	320,229
Elm Co	4,655	1,284,206
		1,604,435
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	22,011	176,923
SABIC Agri-Nutrients Co	41,255	1,085,557
Sahara International Petrochemical Co	62,697	317,584
Saudi Aramco Base Oil Co	8,724	230,953
Saudi Basic Industries Corp	158,667	2,580,330
Saudi Industrial Investment Group	64,012	258,031
Saudi Kayan Petrochemical Co (b)	126,428	194,481
Yanbu National Petrochemical Co	49,634	422,775
		5,266,634
Construction Materials - 0.0%
Saudi Cement Co	12,848	157,733
Yamama Cement Co	17,168	165,687
		323,420
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	221,137	3,012,597
TOTAL MATERIALS		8,602,651

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	37,804	199,555
Dar Al Arkan Real Estate Development Co (b)	93,631	546,667
Emaar Economic City (b)	44,484	180,737
Retal Urban Development Co	38,281	171,863
		1,098,822
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	140,750	562,107
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	37,396	3,210,257
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	12,706	148,368
TOTAL UTILITIES		3,920,732

TOTAL SAUDI ARABIA		49,853,923
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	1,307,400	3,782,565
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	61,393	8,229,732
TOTAL COMMUNICATION SERVICES		12,012,297

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	1,002,300	568,372
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	50,042	230,166
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	355,332	11,544,458
Oversea-Chinese Banking Corp Ltd	674,822	8,351,438
United Overseas Bank Ltd	269,800	7,165,576
		27,061,472
Capital Markets - 0.0%
Singapore Exchange Ltd	143,400	1,577,523
TOTAL FINANCIALS		28,638,995

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	263,700	1,497,353
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	384,100	450,618
Grab Holdings Ltd Class A (b)	433,288	2,114,445
		2,565,063
Industrial Conglomerates - 0.0%
Keppel Ltd	246,900	1,241,339
Machinery - 0.0%
Seatrium Ltd (b)	384,998	565,389
Passenger Airlines - 0.0%
Singapore Airlines Ltd (f)	240,850	1,236,022
Transportation Infrastructure - 0.0%
SATS Ltd	157,323	339,269
TOTAL INDUSTRIALS		7,444,435

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	46,000	408,343
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	115,449	2,591,663
TOTAL INFORMATION TECHNOLOGY		3,000,006

Real Estate - 0.1%
Diversified REITs - 0.0%
Mapletree Pan Asia Commercial Trust	408,718	382,773
Suntec Real Estate Investment Trust	387,800	341,910
		724,683
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	619,797	1,262,935
Frasers Logistics & Commercial Trust (c)(f)	520,500	357,030
Mapletree Industrial Trust	366,957	567,639
Mapletree Logistics Trust	598,410	514,951
		2,702,555
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	404,573	852,675
UOL Group Ltd	80,300	355,222
		1,207,897
Retail REITs - 0.0%
CapitaLand Integrated Commercial Trust	975,896	1,606,033
Specialized REITs - 0.0%
Keppel DC REIT	316,600	523,797
TOTAL REAL ESTATE		6,764,965

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	157,700	797,674
TOTAL SINGAPORE		59,456,910
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	44,803	261,189
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	331,527	2,187,040
Vodacom Group Ltd	106,110	781,225
		2,968,265
TOTAL COMMUNICATION SERVICES		3,229,454

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	31,396	8,257,420
Woolworths Holdings Ltd/South Africa	159,310	493,314
		8,750,734
Specialty Retail - 0.0%
Foschini Group Ltd	58,383	405,734
Mr Price Group Ltd	45,926	585,295
Pepkor Holdings Ltd (c)(d)	364,537	525,604
		1,516,633
TOTAL CONSUMER DISCRETIONARY		10,267,367

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	58,961	1,481,850
Clicks Group Ltd	41,915	891,445
Shoprite Holdings Ltd	84,269	1,293,533
		3,666,828
Food Products - 0.0%
Tiger Brands Ltd	27,226	424,463
TOTAL CONSUMER STAPLES		4,091,291

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	41,836	341,908
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	146,317	1,343,116
Capitec Bank Holdings Ltd	15,921	2,946,086
Nedbank Group Ltd	79,854	1,088,045
Standard Bank Group Ltd	235,327	2,931,395
		8,308,642
Financial Services - 0.1%
FirstRand Ltd	887,885	3,466,815
Remgro Ltd	88,702	762,404
		4,229,219
Insurance - 0.0%
Discovery Ltd	102,396	1,133,932
Old Mutual Ltd	833,045	507,407
OUTsurance Group Ltd	149,458	613,540
Sanlam Ltd	294,311	1,336,968
		3,591,847
TOTAL FINANCIALS		16,129,708

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	68,557	448,723
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	60,012	758,004
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (b)	101,274	349,807
Metals & Mining - 0.3%
Anglo American Platinum Ltd	13,094	448,391
Anglo American PLC	235,299	6,423,279
Gold Fields Ltd (g)	157,462	3,531,708
Harmony Gold Mining Co Ltd	97,969	1,539,326
Impala Platinum Holdings Ltd (b)	159,238	947,009
Northam Platinum Holdings Ltd	61,140	409,281
Sibanye Stillwater Ltd (b)	498,845	569,932
		13,868,926
TOTAL MATERIALS		14,218,733

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd (g)	595,025	418,089
TOTAL SOUTH AFRICA		49,903,277
SPAIN - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	103,147	4,174,291
Telefonica SA (f)	847,719	4,354,937
		8,529,228
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	79,226	6,208,986
Specialty Retail - 0.2%
Industria de Diseno Textil SA	197,302	10,558,781
TOTAL CONSUMER DISCRETIONARY		16,767,767

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	203,739	2,490,438
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,013,587	13,910,511
Banco de Sabadell SA	956,995	2,779,714
Banco Santander SA	2,665,026	18,663,921
Bankinter SA	112,276	1,302,445
CaixaBank SA	681,336	5,221,899
		41,878,490
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	33,003	2,060,048
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	12,919	3,240,253
TOTAL INDUSTRIALS		5,300,301

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	69,453	783,651
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	55,860	1,676,947
Iberdrola SA	1,030,625	18,577,902
Redeia Corp SA	71,478	1,498,016
		21,752,865
Gas Utilities - 0.0%
Enagas SA	41,599	648,917
Naturgy Energy Group SA	27,251	810,063
		1,458,980
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	52,717	492,992
EDP Renovaveis SA rights 5/5/2025 (b)	52,717	5,375
		498,367
TOTAL UTILITIES		23,710,212

TOTAL SPAIN		99,460,087
SWEDEN - 2.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	408,101	1,526,341
Interactive Media & Services - 0.0%
Hemnet Group AB (b)	14,408	493,409
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	99,886	1,470,052
TOTAL COMMUNICATION SERVICES		3,489,802

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)(d)	33,159	2,297,077
Household Durables - 0.0%
Electrolux AB B Shares (b)	38,931	241,669
Leisure Products - 0.0%
Thule Group AB (c)(d)	18,717	426,025
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	99,692	1,444,595
TOTAL CONSUMER DISCRETIONARY		4,409,366

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares (f)	19,166	535,985
Food Products - 0.0%
AAK AB	31,962	834,640
Household Products - 0.1%
Essity AB B Shares	106,412	3,065,036
TOTAL CONSUMER STAPLES		4,435,661

Financials - 0.6%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	290,141	4,576,276
Svenska Handelsbanken AB A Shares	273,542	3,580,615
Swedbank AB A1 Shares	161,191	4,000,799
		12,157,690
Capital Markets - 0.1%
Avanza Bank Holding AB	21,058	702,623
EQT AB	63,309	1,819,590
Nordnet AB	27,385	719,651
		3,241,864
Financial Services - 0.3%
Industrivarden AB A Shares	24,835	871,043
Industrivarden AB C Shares	27,766	972,981
Investor AB A Shares	99,034	2,938,591
Investor AB B Shares	319,815	9,440,094
L E Lundbergforetagen AB B Shares	12,822	675,889
		14,898,598
TOTAL FINANCIALS		30,298,152

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	40,743	1,235,083
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	60,664	307,541
Getinge AB B Shares	38,538	742,411
		1,049,952
Health Care Technology - 0.0%
Sectra AB B Shares	23,768	729,356
TOTAL HEALTH CARE		3,014,391

Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	57,282	2,667,309
Building Products - 0.2%
Assa Abloy AB B Shares	174,466	5,295,739
Nibe Industrier AB B Shares	270,100	1,139,587
		6,435,326
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	36,209	343,902
Loomis AB	12,560	524,985
Securitas AB B Shares	88,438	1,404,504
		2,273,391
Construction & Engineering - 0.0%
Skanska AB B Shares	62,776	1,454,198
Sweco AB B Shares	36,356	636,808
		2,091,006
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	24,099	650,253
Lifco AB B Shares	37,274	1,441,521
		2,091,774
Machinery - 0.7%
Alfa Laval AB	50,842	2,104,587
Atlas Copco AB A Shares	451,824	7,004,897
Atlas Copco AB B Shares	270,765	3,766,422
Epiroc AB A Shares	110,200	2,380,607
Epiroc AB B Shares	68,446	1,339,815
Indutrade AB	46,819	1,263,297
Sandvik AB	189,701	3,927,285
SKF AB B Shares	66,068	1,295,659
Trelleborg AB B Shares	32,988	1,135,833
Volvo AB A Shares	34,097	928,491
Volvo AB B Shares	278,904	7,581,593
		32,728,486
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	45,789	1,537,749
Beijer Ref AB B Shares	68,634	1,045,256
		2,583,005
TOTAL INDUSTRIALS		50,870,297

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	542,954	4,586,539
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	360,548	3,509,058
Lagercrantz Group AB B Shares	35,135	796,813
Mycronic AB	13,024	518,238
		4,824,109
Software - 0.0%
Fortnox AB	84,822	763,314
TOTAL INFORMATION TECHNOLOGY		10,173,962

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	45,092	390,482
Containers & Packaging - 0.0%
Billerud Aktiebolag	38,039	400,638
Metals & Mining - 0.1%
Boliden AB (b)	48,138	1,474,695
SSAB AB B Shares	107,539	668,231
		2,142,926
Paper & Forest Products - 0.0%
Holmen AB B Shares (f)	16,310	645,616
Svenska Cellulosa AB SCA B Shares	104,447	1,354,013
		1,999,629
TOTAL MATERIALS		4,933,675

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB (b)	74,822	906,101
Fabege AB	43,012	366,906
Fastighets AB Balder B Shares (b)	126,682	906,978
Sagax AB B Shares	38,753	878,864
Wallenstam AB B Shares	75,740	373,783
Wihlborgs Fastigheter AB	47,452	490,942
		3,923,574
TOTAL SWEDEN		115,548,880
SWITZERLAND - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	4,462	2,973,405
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	94,552	16,707,832
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	176	2,567,444
Chocoladefabriken Lindt & Spruengli AG	18	2,547,283
		5,114,727
Financials - 1.0%
Capital Markets - 0.5%
Julius Baer Group Ltd	36,244	2,350,354
Partners Group Holding AG	3,851	5,018,175
UBS Group AG	566,281	17,077,281
		24,445,810
Insurance - 0.5%
Baloise Holding AG	8,064	1,790,913
Swiss Life Holding AG	5,051	5,030,499
Zurich Insurance Group AG	25,730	18,249,539
		25,070,951
TOTAL FINANCIALS		49,516,761

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	8,702	2,671,699
Straumann Holding AG	20,755	2,530,798
		5,202,497
Life Sciences Tools & Services - 0.2%
Lonza Group AG	12,706	9,129,379
Pharmaceuticals - 0.1%
Galderma Group AG	21,454	2,492,807
Sandoz Group AG	77,439	3,357,082
		5,849,889
TOTAL HEALTH CARE		20,181,765

Industrials - 0.5%
Building Products - 0.1%
Geberit AG	5,882	4,063,629
Electrical Equipment - 0.3%
ABB Ltd	281,510	14,866,753
Machinery - 0.1%
Schindler Holding AG	7,150	2,605,828
VAT Group AG (c)(d)	4,752	1,694,449
		4,300,277
Marine Transportation - 0.0%
Kuehne + Nagel International AG	9,336	2,136,189
Professional Services - 0.0%
SGS SA	27,465	2,686,103
TOTAL INDUSTRIALS		28,052,951

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	27,327	2,054,119
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	36,453	3,960,005
Givaudan SA	1,397	6,739,994
Sika AG	28,226	7,053,892
		17,753,891
TOTAL SWITZERLAND		142,355,451
TAIWAN - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	669,000	2,699,302
Entertainment - 0.0%
International Games System Co Ltd	45,000	1,164,336
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	312,000	834,975
Taiwan Mobile Co Ltd	308,000	1,091,373
		1,926,348
TOTAL COMMUNICATION SERVICES		5,789,986

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	349,000	537,959
Tong Yang Industry Co Ltd	83,000	340,839
		878,798
Automobiles - 0.0%
Yulon Motor Co Ltd	111,368	136,890
Broadline Retail - 0.0%
momo.com Inc	16,208	163,604
Poya International Co Ltd	11,406	170,433
		334,037
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	33,000	403,306
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	55,341	225,464
Merida Industry Co Ltd	38,000	157,296
		382,760
Specialty Retail - 0.0%
Hotai Motor Co Ltd	63,960	1,242,467
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd (b)	36,000	468,301
Feng TAY Enterprise Co Ltd	104,417	368,880
Makalot Industrial Co Ltd	39,108	347,276
Pou Chen Corp	439,000	451,166
Ruentex Industries Ltd	150,790	258,622
		1,894,245
TOTAL CONSUMER DISCRETIONARY		5,272,503

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	99,000	807,962
Food Products - 0.1%
Great Wall Enterprise Co Ltd	133,977	250,212
Lien Hwa Industrial Holdings Corp	203,509	278,340
Uni-President Enterprises Corp	841,000	2,017,025
		2,545,577
TOTAL CONSUMER STAPLES		3,353,539

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	297,000	324,490
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	1,363,355	775,862
CTBC Financial Holding Co Ltd	3,454,000	4,247,658
E.Sun Financial Holding Co Ltd	2,816,364	2,493,062
Far Eastern International Bank	677,074	272,060
First Financial Holding Co Ltd	2,000,336	1,589,702
Hua Nan Financial Holdings Co Ltd	1,819,352	1,537,401
King's Town Bank Co Ltd	157,000	237,220
Mega Financial Holding Co Ltd	2,061,569	2,436,600
Shanghai Commercial & Savings Bank Ltd/The	856,218	1,260,117
SinoPac Financial Holdings Co Ltd	2,236,201	1,491,297
Taichung Commercial Bank Co Ltd	662,272	409,921
Taishin Financial Holding Co Ltd	2,291,929	1,195,301
Taiwan Business Bank	1,215,487	537,250
Taiwan Cooperative Financial Holding Co Ltd	1,929,966	1,471,105
		19,954,556
Capital Markets - 0.0%
Capital Securities Corp	376,000	305,302
IBF Financial Holdings Co Ltd	513,129	193,918
		499,220
Consumer Finance - 0.0%
Yulon Finance Corp	54,699	184,432
Financial Services - 0.0%
Chailease Holding Co Ltd	296,325	1,064,076
Yuanta Financial Holding Co Ltd	2,284,130	2,233,431
		3,297,507
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,705,923	3,136,905
Fubon Financial Holding Co Ltd	1,563,736	4,136,298
KGI Financial Holding Co Ltd	2,969,000	1,536,873
Shin Kong Financial Holding Co Ltd (b)	3,184,366	1,172,731
		9,982,807
TOTAL FINANCIALS		33,918,522

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	54,000	886,037
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	21,000	437,997
TOTAL HEALTH CARE		1,324,034

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	30,000	413,097
Electrical Equipment - 0.1%
Bizlink Holding Inc	30,560	516,292
Chung-Hsin Electric & Machinery Manufacturing Corp	72,000	286,718
Fortune Electric Co Ltd	35,700	469,599
Shihlin Electric & Engineering Corp	55,000	246,097
Tatung Co Ltd (b)	317,000	402,309
Teco Electric and Machinery Co Ltd	218,000	333,419
Voltronic Power Technology Corp	12,250	573,272
Walsin Lihwa Corp	543,374	351,298
		3,179,004
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	671,000	689,111
Machinery - 0.0%
Hiwin Technologies Corp	48,192	331,997
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	190,657	1,232,797
Wan Hai Lines Ltd	248,000	643,308
Wisdom Marine Lines Co Ltd	80,000	151,037
Yang Ming Marine Transport Corp	308,000	656,721
		2,683,863
Passenger Airlines - 0.0%
China Airlines Ltd	503,000	330,695
Eva Airways Corp	477,619	572,537
		903,232
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	380,000	321,962
TOTAL INDUSTRIALS		8,522,266

Information Technology - 3.8%
Communications Equipment - 0.0%
Accton Technology Corp	89,000	1,654,433
Wistron NeWeb Corp	65,000	255,832
		1,910,265
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	1,234,000	473,833
Chroma ATE Inc	71,000	647,732
Compeq Manufacturing Co Ltd	186,000	325,822
Delta Electronics Inc	338,000	3,534,561
E Ink Holdings Inc	158,000	1,101,519
Elite Material Co Ltd	55,000	955,277
Foxconn Technology Co Ltd	182,000	338,079
Genius Electronic Optical Co Ltd	18,000	210,999
Gold Circuit Electronics Ltd	58,000	348,213
Hon Hai Precision Industry Co Ltd	2,125,800	9,452,157
Innolux Corp	1,387,943	593,212
Largan Precision Co Ltd	18,000	1,280,688
Lotes Co Ltd	16,398	643,477
Primax Electronics Ltd	81,000	188,870
Simplo Technology Co Ltd	32,000	349,568
Sinbon Electronics Co Ltd	38,000	264,227
Synnex Technology International Corp	230,000	509,245
Taiwan Union Technology Corp	48,000	204,345
Tripod Technology Corp	80,000	460,977
Unimicron Technology Corp	227,000	668,327
Walsin Technology Corp	59,000	144,665
Wpg Holding Co Ltd	297,040	628,047
WT Microelectronics Co Ltd	114,000	416,756
Yageo Corp	84,472	1,208,757
Zhen Ding Technology Holding Ltd	111,000	339,360
		25,288,713
Semiconductors & Semiconductor Equipment - 2.9%
Alchip Technologies Ltd	14,000	933,692
AP Memory Technology Corp	23,000	171,426
ASE Technology Holding Co Ltd	606,000	2,577,130
ASMedia Technology Inc	7,000	369,379
ASPEED Technology Inc	5,300	497,609
Chipbond Technology Corp	107,000	212,326
Elan Microelectronics Corp	50,000	205,246
eMemory Technology Inc	11,000	883,968
Faraday Technology Corp	40,197	227,831
Global Unichip Corp	15,000	480,916
Globalwafers Co Ltd	44,000	423,799
Hon Precision Inc	14,852	380,719
Jentech Precision Industrial Co Ltd	15,000	471,402
King Yuan Electronics Co Ltd	197,000	534,656
Macronix International Co Ltd	321,340	199,321
MediaTek Inc	282,000	11,959,124
MPI Corp	14,000	286,120
Nanya Technology Corp (b)	205,000	230,992
Novatek Microelectronics Corp	107,000	1,736,692
Parade Technologies Ltd	13,000	219,298
Phison Electronics Corp	30,000	418,642
Powerchip Semiconductor Manufacturing Corp (b)	555,000	244,869
Powertech Technology Inc	127,000	430,687
Radiant Opto-Electronics Corp	81,000	375,515
Realtek Semiconductor Corp	90,000	1,476,562
Silicon Motion Technology Corp ADR	5,929	293,486
Sino-American Silicon Products Inc	106,000	366,731
Taiwan Semiconductor Manufacturing Co Ltd	4,242,000	119,955,141
United Microelectronics Corp	2,056,000	2,879,324
Vanguard International Semiconductor Corp	176,277	496,638
Win Semiconductors Corp (b)	69,000	195,253
Winbond Electronics Corp (b)	555,863	274,991
		150,409,485
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	539,000	587,803
Advantech Co Ltd	86,458	903,940
Asia Vital Components Co Ltd	58,000	849,900
Asustek Computer Inc	123,000	2,244,798
AURAS Technology Co Ltd	13,000	200,081
Catcher Technology Co Ltd	120,000	815,235
Chicony Electronics Co Ltd	118,000	567,431
Compal Electronics Inc	733,000	630,345
Getac Holdings Corp (b)	71,000	238,437
Gigabyte Technology Co Ltd	94,000	677,232
HTC Corp (b)	131,000	158,263
Inventec Corp	551,000	702,415
King Slide Works Co Ltd	13,000	709,628
Lite-On Technology Corp	389,000	1,174,075
Micro-Star International Co Ltd	126,000	549,970
Pegatron Corp	362,000	917,923
Qisda Corp	294,000	245,790
Quanta Computer Inc (b)	489,000	3,666,369
Wistron Corp	510,000	1,633,199
Wiwynn Corp	20,000	1,201,223
		18,674,057
TOTAL INFORMATION TECHNOLOGY		196,282,520

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	609,277	136,685
Formosa Chemicals & Fibre Corp	716,000	558,404
Formosa Plastics Corp	842,000	895,304
Nan Ya Plastics Corp	994,000	950,656
Taiwan Fertilizer Co Ltd	128,000	204,905
		2,745,954
Construction Materials - 0.0%
Asia Cement Corp	445,000	625,551
TCC Group Holdings Co Ltd	1,227,600	1,138,540
		1,764,091
Metals & Mining - 0.0%
China Steel Corp	2,219,000	1,432,147
TA Chen Stainless Pipe	342,350	449,071
Tung Ho Steel Enterprise Corp	81,300	163,857
		2,045,075
TOTAL MATERIALS		6,555,120

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	302,643	386,041
Ruentex Development Co Ltd	318,658	327,353
		713,394
TOTAL TAIWAN		262,056,374
THAILAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	617,650	223,644
True Corp PCL depository receipt (b)	2,381,249	862,225
		1,085,869
Media - 0.0%
VGI PCL depository receipt	1,492,500	102,069
VGI PCL warrants (b)	116,340	105
		102,174
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	18,600	164,089
Advanced Info Service PCL depository receipt	170,400	1,503,269
		1,667,358
TOTAL COMMUNICATION SERVICES		2,855,401

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	125,208	88,642
Central Retail Corp Pcl depository receipt	329,000	232,917
		321,559
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	1,443,100	94,789
Central Plaza Hotel PCL depository receipt	89,600	67,047
Minor International PCL	205,756	165,630
Minor International PCL depository receipt	276,048	222,215
		549,681
Specialty Retail - 0.0%
Home Product Center PCL	164,700	41,735
Home Product Center PCL depository receipt	519,100	131,540
PTT Oil & Retail Business PCL depository receipt	517,900	224,493
Siam Global House PCL depository receipt	428,132	90,201
		487,969
TOTAL CONSUMER DISCRETIONARY		1,359,209

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL	8,100	15,136
Carabao Group PCL depository receipt	71,600	133,797
Osotspa PCL	41,600	19,658
Osotspa PCL depository receipt	152,600	72,109
Thai Beverage PCL	1,516,400	581,159
		821,859
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL	39,000	27,809
Berli Jucker PCL depository receipt	137,800	98,259
CP ALL PCL	163,000	251,021
CP ALL PCL depository receipt	614,600	946,486
		1,323,575
Food Products - 0.0%
Charoen Pokphand Foods PCL	224,100	177,532
Charoen Pokphand Foods PCL depository receipt	347,300	275,132
Thai Union Group PCL	86,400	27,916
Thai Union Group PCL depository receipt	268,200	86,659
		567,239
TOTAL CONSUMER STAPLES		2,712,673

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	730,300	93,876
PTT Exploration & Production PCL	82,500	245,563
PTT Exploration & Production PCL depository receipt	170,800	508,391
PTT PCL	317,500	294,488
PTT PCL depository receipt	1,193,700	1,107,180
Thai Oil PCL	62,275	49,824
Thai Oil PCL depository receipt	95,177	76,149
		2,375,471
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	11,400	47,754
Bangkok Bank PCL depository receipt	91,200	382,031
Kasikornbank PCL	46,900	224,004
Kasikornbank PCL depository receipt	158,800	758,462
Kiatnakin Phatra Bank PCL	51,800	77,684
Kiatnakin Phatra Bank PCL depository receipt	12,500	18,746
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	4,316	93
Krung Thai Bank PCL	166,000	108,340
Krung Thai Bank PCL depository receipt	439,700	286,973
SCB X PCL	49,550	176,587
SCB X PCL depository receipt	100,600	358,520
Thanachart Capital PCL	28,000	40,190
Thanachart Capital PCL depository receipt	61,500	87,907
Tisco Financial Group PCL	8,600	25,282
Tisco Financial Group PCL depository receipt	58,700	172,569
TMBThanachart Bank PCL	1,153,387	63,190
TMBThanachart Bank PCL depository receipt	7,344,171	402,365
		3,230,697
Consumer Finance - 0.0%
Krungthai Card PCL	54,000	75,324
Krungthai Card PCL depository receipt	126,100	175,896
Muangthai Capital PCL	29,100	39,112
Muangthai Capital PCL depository receipt	89,000	119,621
Ngern Tid Lor PCL depository receipt	278,510	99,935
Srisawad Corp PCL	29,260	26,826
Srisawad Corp PCL depository receipt	99,750	91,104
		627,818
Insurance - 0.0%
Thai Life Insurance PCL	318,800	117,087
Thai Life Insurance PCL	69,300	25,452
Thai Life Insurance PCL depository receipt	161,000	59,131
		201,670
TOTAL FINANCIALS		4,060,185

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	211,000	95,260
Bangkok Dusit Medical Services PCL	172,600	123,796
Bangkok Dusit Medical Services PCL depository receipt	674,200	483,566
Bumrungrad Hospital Pcl	19,000	93,625
Bumrungrad Hospital Pcl depository receipt	48,900	240,960
		1,037,207
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (b)	383,533	58,221
BTS Group Holdings PCL depository receipt (b)	984,322	149,050
		207,271
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	374,170
Airports of Thailand PCL depository receipt	428,900	489,871
Bangkok Expressway & Metro PCL	573,400	101,396
Bangkok Expressway & Metro PCL depository receipt	720,300	127,374
		1,092,811
TOTAL INDUSTRIALS		1,300,082

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL	274,000	803,281
Delta Electronics Thailand PCL depository receipt	538,200	1,577,831
		2,381,112
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	341,300	193,937
PTT Global Chemical PCL depository receipt	288,200	149,201
		343,138
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	12,425
Siam Cement PCL/The depository receipt	49,200	235,129
		247,554
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	215,400	90,492
TOTAL MATERIALS		681,184

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	62,000	93,748
Central Pattana PCL depository receipt	171,300	259,018
Land & Houses PCL	97,000	12,298
Land & Houses PCL depository receipt	495,300	62,797
WHA Corp PCL	369,000	33,376
WHA Corp PCL depository receipt	880,600	79,650
		540,887
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	40,900	127,120
Energy Absolute PCL warrants 2/13/2028 (b)	54,733	526
Energy Absolute PCL warrants 2/13/2028 (b)	42,100	405
Global Power Synergy PCL	44,294	41,281
Global Power Synergy PCL depository receipt	83,600	77,913
Gulf Development PCL	351,002	517,003
Gulf Development PCL depository receipt	682,838	1,005,776
		1,770,024
TOTAL THAILAND		21,073,435
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	209,886	490,164
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	211	48,756
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	12,253	281,857
Tofas Turk Otomobil Fabrikasi AS	20,963	108,914
		390,771
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)	35,500	90,880
Household Durables - 0.0%
Arcelik AS (b)	35,747	105,584
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	166,765	67,409
Dogus Otomotiv Servis ve Ticaret AS	13,082	66,438
		133,847
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	262,523	65,196
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	102,156	85,664
		150,860
TOTAL CONSUMER DISCRETIONARY		920,698

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,298	142,200
Coca-Cola Icecek AS	146,266	197,961
		340,161
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	78,995	925,496
Migros Ticaret AS	15,952	198,288
Sok Marketler Ticaret AS	54,952	53,675
		1,177,459
Food Products - 0.0%
Ulker Biskuvi Sanayi AS (b)	31,151	86,182
TOTAL CONSUMER STAPLES		1,603,802

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	165,563	536,325
Financials - 0.0%
Banks - 0.0%
Akbank TAS	546,460	688,492
Haci Omer Sabanci Holding AS	238,424	453,687
Turkiye Is Bankasi AS Class C	1,494,128	399,782
Yapi ve Kredi Bankasi AS (b)	577,379	341,375
		1,883,336
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	89,618	83,949
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	1,245	68,565
Turkiye Sinai Kalkinma Bankasi AS (b)	202,086	54,912
		123,477
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	31,927	72,530
Turkiye Sigorta AS	166,794	75,956
		148,486
TOTAL FINANCIALS		2,239,248

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	9,201	78,040
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	210,885	739,568
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	198,997	76,250
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	324,464	539,442
Kontrolmatik Enerji Ve Muhendislik AS	53,624	37,918
Ral Yatirim Holding AS (b)	21,639	66,219
Tekfen Holding AS (b)	31,554	112,298
		755,877
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	43,663	113,993
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	39,711	25,811
		139,804
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	19,459	125,060
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	22,578	160,120
Alarko Holding AS	32,206	76,677
Bera Holding AS (b)	110,530	41,749
KOC Holding AS	228,075	815,850
Turkiye Sise ve Cam Fabrikalari AS	225,201	200,076
		1,294,472
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	6,133	60,104
Turk Traktor ve Ziraat Makineleri AS	4,398	69,406
		129,510
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	37,574	217,568
Turk Hava Yollari AO (b)	126,344	932,940
		1,150,508
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	34,486	204,705
TOTAL INDUSTRIALS		4,615,754

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	49,753	44,900
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	669,012	53,702
Petkim Petrokimya Holding AS (b)	222,699	93,431
Sasa Polyester Sanayi AS	1,814,721	199,411
		346,544
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	537,875	73,916
Cimsa Cimento Sanayi VE Ticaret AS	59,831	72,708
Nuh Cimento Sanayi AS	11,412	72,453
Oyak Cimento Fabrikalari AS	206,298	125,618
		344,695
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	6,757	63,717
Eregli Demir ve Celik Fabrikalari TAS	624,227	364,858
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	126,722	76,439
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	32,697	73,472
Turk Altin Isletmeleri AS (b)	162,477	105,097
		683,583
TOTAL MATERIALS		1,374,822

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	157,239	98,931
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	57,862	59,223
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	350,072	104,763
TOTAL REAL ESTATE		262,917

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	42,127	59,259
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	115,041	63,715
TOTAL UTILITIES		122,974

TOTAL TURKEY		12,289,644
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	612,536	2,901,710
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	1,789,189	253,299
Americana Restaurants International PLC - Foreign Co	499,684	306,091
		559,390
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	510,288	468,186
TOTAL CONSUMER DISCRETIONARY		1,027,576

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	452,642	603,843
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services (b)	244,271	322,542
TOTAL ENERGY		926,385

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	515,970	1,635,124
Abu Dhabi Islamic Bank PJSC	251,984	1,255,444
Dubai Islamic Bank PJSC	510,892	1,051,535
Emirates NBD Bank PJSC	433,494	2,425,315
First Abu Dhabi Bank PJSC	777,790	3,180,574
		9,547,992
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	442,971	340,093
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	579,052	480,829
Multiply Group PJSC (b)	581,232	338,639
		819,468
Passenger Airlines - 0.0%
Air Arabia PJSC	396,016	377,358
Transportation Infrastructure - 0.0%
Salik Co PJSC	332,346	457,840
TOTAL INDUSTRIALS		1,654,666

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	665,106	1,495,699
Emaar Development PJSC	141,608	514,686
Emaar Properties PJSC	1,088,555	3,882,351
		5,892,736
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	1,586,988	1,157,928
TOTAL UNITED ARAB EMIRATES		23,449,086
UNITED KINGDOM - 7.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	998,528	2,312,823
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	155,241	1,744,110
Rightmove PLC	137,803	1,354,970
		3,099,080
Media - 0.1%
Informa PLC	234,056	2,270,201
WPP PLC	189,844	1,471,775
		3,741,976
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	3,759,784	3,694,740
TOTAL COMMUNICATION SERVICES		12,848,619

Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
B&M European Value Retail SA	168,075	753,514
Next PLC	20,205	3,320,125
		4,073,639
Distributors - 0.0%
Inchcape PLC	69,564	622,533
Diversified Consumer Services - 0.0%
Pearson PLC	117,228	1,879,309
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	298,519	10,064,516
Entain PLC	112,610	956,880
InterContinental Hotels Group PLC	27,880	2,975,072
Whitbread PLC	31,073	1,073,787
		15,070,255
Household Durables - 0.1%
Barratt Redrow PLC	242,618	1,506,104
Bellway PLC	20,919	747,708
Berkeley Group Holdings PLC	17,703	986,824
Persimmon PLC	56,329	972,152
Taylor Wimpey PLC	623,630	979,915
		5,192,703
Leisure Products - 0.0%
Games Workshop Group PLC	5,806	1,192,373
Specialty Retail - 0.0%
Kingfisher PLC	314,832	1,210,055
TOTAL CONSUMER DISCRETIONARY		29,240,867

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	36,474	3,309,651
Diageo PLC	391,350	10,989,262
		14,298,913
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	292,292	1,039,286
Marks & Spencer Group PLC	361,022	1,876,067
Tesco PLC	1,184,937	5,864,258
		8,779,611
Food Products - 0.0%
Associated British Foods PLC	55,085	1,515,218
Household Products - 0.1%
Reckitt Benckiser Group PLC	120,444	7,774,242
Personal Care Products - 0.6%
Unilever PLC	444,114	28,276,690
Tobacco - 0.4%
British American Tobacco PLC	349,161	15,208,874
Imperial Brands PLC	136,174	5,587,632
		20,796,506
TOTAL CONSUMER STAPLES		81,441,180

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	39,763	598,160
Financials - 2.2%
Banks - 1.4%
Barclays PLC	2,536,449	10,104,307
HSBC Holdings PLC	3,136,681	34,965,761
Lloyds Banking Group PLC	10,684,789	10,497,574
NatWest Group PLC	1,147,933	7,383,834
Standard Chartered PLC	348,160	5,014,636
		67,966,112
Capital Markets - 0.6%
3i Group PLC	171,191	9,704,996
Aberdeen Group PLC	324,538	638,387
IG Group Holdings PLC	62,097	881,359
Intermediate Capital Group PLC	51,154	1,278,924
London Stock Exchange Group PLC	81,316	12,661,838
Schroders PLC	159,812	699,431
St James's Place PLC	95,763	1,198,639
		27,063,574
Financial Services - 0.0%
M&G PLC	394,491	1,090,381
Wise PLC Class A (b)	117,177	1,528,043
		2,618,424
Insurance - 0.2%
Admiral Group PLC	47,428	2,059,294
Aviva PLC	470,971	3,514,913
Beazley PLC	112,530	1,326,473
Hiscox Ltd	59,906	877,406
Legal & General Group PLC	1,036,770	3,240,094
Phoenix Group Holdings PLC	141,397	1,125,928
		12,144,108
TOTAL FINANCIALS		109,792,218

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (c)(d)	285,001	986,775
Smith & Nephew PLC	153,815	2,164,573
		3,151,348
Pharmaceuticals - 0.7%
Astrazeneca PLC	272,713	39,070,697
TOTAL HEALTH CARE		42,222,045

Industrials - 1.3%
Aerospace & Defense - 0.5%
BAE Systems PLC	528,946	12,262,363
Melrose Industries PLC	214,606	1,240,119
Rolls-Royce Holdings PLC	1,495,802	15,141,218
		28,643,700
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	444,150	2,034,780
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	471,500	2,658,826
DCC PLC	17,405	1,133,339
Smiths Group PLC	60,139	1,493,945
		5,286,110
Machinery - 0.1%
IMI PLC	45,083	1,062,252
Spirax Group PLC	12,991	1,017,145
Weir Group PLC/The	45,691	1,368,861
		3,448,258
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	423,945	1,472,984
Professional Services - 0.4%
Intertek Group PLC	28,397	1,734,800
RELX PLC	326,590	17,823,698
		19,558,498
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	76,581	4,072,174
Bunzl PLC	58,053	1,824,286
Diploma PLC	23,626	1,247,490
Howden Joinery Group PLC	96,930	993,384
RS GROUP PLC	83,671	574,825
		8,712,159
TOTAL INDUSTRIALS		69,156,489

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	66,757	2,451,932
Software - 0.1%
Sage Group PLC/The	175,495	2,894,292
TOTAL INFORMATION TECHNOLOGY		5,346,224

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	24,613	971,567
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	175,945	922,452
Land Securities Group PLC	131,132	1,035,451
		1,957,903
Industrial REITs - 0.1%
Segro PLC	237,928	2,158,092
Tritax Big Box REIT PLC	436,665	832,179
		2,990,271
Residential REITs - 0.0%
UNITE Group PLC/The	73,014	837,315
TOTAL REAL ESTATE		5,785,489

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	194,116	4,376,553
Multi-Utilities - 0.3%
Centrica PLC	889,542	1,898,566
National Grid PLC	860,425	12,419,464
		14,318,030
Water Utilities - 0.0%
Severn Trent PLC	46,466	1,727,714
United Utilities Group PLC	119,963	1,803,567
		3,531,281
TOTAL UTILITIES		22,225,864

TOTAL UNITED KINGDOM		379,628,722
UNITED STATES - 6.6%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	26,532	16,290,117
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	371,897	3,429,410
Consumer Staples - 1.0%
Food Products - 1.0%
JBS S/A	121,100	940,607
Nestle SA	460,775	49,043,686
		49,984,293
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	77,726	1,296,077
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	2,816,300	13,003,963
DHT Holdings Inc (f)	24,360	260,408
Shell PLC	1,069,709	34,521,374
		47,785,745
TOTAL ENERGY		49,081,822

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	51,362	9,194,567
Health Care - 2.9%
Biotechnology - 0.3%
CSL Ltd	85,161	13,669,444
Legend Biotech Corp ADR (b)	14,229	497,304
		14,166,748
Health Care Equipment & Supplies - 0.2%
Alcon AG	87,884	8,482,267
Inmode Ltd (b)(f)	10,816	152,506
		8,634,773
Life Sciences Tools & Services - 0.0%
ICON PLC (b)(f)	14,533	2,200,878
QIAGEN NV	38,327	1,639,274
		3,840,152
Pharmaceuticals - 2.4%
GSK PLC	729,214	14,425,813
Haleon PLC	1,584,804	7,974,526
Novartis AG	346,629	39,535,571
Roche Holding AG	123,508	40,385,452
Roche Holding AG	5,116	1,782,712
Sanofi SA	193,748	21,194,447
		125,298,521
TOTAL HEALTH CARE		151,940,194

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	137,734	370,267
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	42,284	2,109,906
Waste Connections Inc	45,366	8,959,670
		11,069,576
Construction & Engineering - 0.1%
Ferrovial SE	85,976	4,176,422
Electrical Equipment - 0.4%
Schneider Electric SE	95,179	22,238,173
Professional Services - 0.2%
Experian PLC	161,757	8,047,578
TOTAL INDUSTRIALS		45,902,016

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	8,675	3,054,988
JFrog Ltd (b)	16,308	550,721
Monday.com Ltd (b)	6,668	1,873,641
		5,479,350
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	92,689	10,357,809
James Hardie Industries PLC depository receipt (b)	75,616	1,774,874
Titan Cement International SA (Greece)	6,273	289,585
		12,422,268
TOTAL UNITED STATES		343,724,037
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	118,929	1,596,820
TOTAL COMMON STOCKS (Cost $4,226,857,979)		5,083,394,773

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	79,585	817,402
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	26,991	1,112,861
Volkswagen AG	32,262	3,510,440
		4,623,301
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	28,759	2,228,447
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	4,417	1,136,362
TOTAL GERMANY		7,988,110
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	3,976	418,184
Hyundai Motor Co Series 2	6,310	675,986
		1,094,170
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	143,753	4,735,653
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	1,439	107,851
TOTAL KOREA (SOUTH)		5,937,674
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(e)	841,000	0
Transneft PJSC (b)(e)	16,800	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(e)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $19,775,544)		14,743,186

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	105,332,621	105,353,688
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	15,843,958	15,845,543
TOTAL MONEY MARKET FUNDS (Cost $121,199,041)			121,199,231

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (k) (Cost $2,761,935)	4.25	2,771,000	2,761,905

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,370,594,499)	5,222,099,095
NET OTHER ASSETS (LIABILITIES) - 0.6%	29,362,830
NET ASSETS - 100.0%	5,251,461,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	777	Jun 2025	96,919,095	3,190,802	3,190,802
ICE MSCI Emerging Markets Index Contracts (United States)	787	Jun 2025	43,678,500	976,096	976,096
TME S&P/TSX 60 Index Contracts (Canada)	57	Jun 2025	12,362,542	278,927	278,927

TOTAL FUTURES CONTRACTS					4,445,825
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $111,410,993 or 2.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,631,083 or 2.1% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,761,905.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,644,210	418,668,547	427,959,070	2,253,147	-	1	105,353,688	105,332,621	0.2%
Fidelity Securities Lending Cash Central Fund	11,954,524	69,576,615	65,685,596	45,016	-	-	15,845,543	15,843,958	0.1%
Total	126,598,734	488,245,162	493,644,666	2,298,163	-	1	121,199,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	312,360,151	83,871,839	228,488,312	-
Consumer Discretionary	556,824,766	171,774,128	385,050,638	-
Consumer Staples	351,140,672	102,250,093	248,890,579	-
Energy	227,898,718	98,317,961	129,580,757	-
Financials	1,244,605,409	547,248,494	697,356,915	-
Health Care	418,344,785	88,232,357	330,112,428	-
Industrials	767,872,846	238,616,425	529,256,421	-
Information Technology	609,088,818	143,093,942	465,994,876	-
Materials	316,363,146	127,379,186	188,983,960	-
Real Estate	110,491,168	58,151,981	52,339,187	-
Utilities	168,404,294	66,920,552	101,483,742	-

Non-Convertible Preferred Stocks
Consumer Discretionary	5,717,471	-	5,717,471	-
Consumer Staples	2,228,447	2,228,447	-	-
Energy	-	-	-	-
Financials	817,402	817,402	-	-
Health Care	1,136,362	1,136,362	-	-
Information Technology	4,735,653	-	4,735,653	-
Materials	107,851	-	107,851	-

U.S. Treasury Obligations	2,761,905	-	2,761,905	-

Money Market Funds	121,199,231	121,199,231	-	-
Total Investments in Securities:	5,222,099,095	1,851,238,400	3,370,860,695	-
Derivative Instruments:

Assets
Futures Contracts	4,445,825	4,445,825	-	-
Total Assets	4,445,825	4,445,825	-	-
Total Derivative Instruments:	4,445,825	4,445,825	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,445,825	0
Total Equity Risk	4,445,825	0
Total Value of Derivatives	4,445,825	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® International Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,119,987) - See accompanying schedule:
Unaffiliated issuers (cost $4,249,395,458)	$5,100,899,864
Fidelity Central Funds (cost $121,199,041)	121,199,231

Total Investment in Securities (cost $4,370,594,499)		$5,222,099,095
Segregated cash with brokers for derivative instruments		4,346,406
Cash		1
Foreign currency held at value (cost $11,159,785)		11,222,606
Receivable for investments sold		74
Receivable for fund shares sold		6,852,215
Dividends receivable		17,344,187
Reclaims receivable		15,021,355
Distributions receivable from Fidelity Central Funds		544,168
Other receivables		2,805
Total assets		5,277,432,912
Liabilities
Payable for investments purchased on a delayed delivery basis	$195,609
Payable for fund shares redeemed	2,006,224
Payable for daily variation margin on futures contracts	109,971
Deferred taxes	7,813,543
Collateral on securities loaned	15,845,640
Total liabilities		25,970,987
Net Assets		$5,251,461,925
Net Assets consist of:
Paid in capital		$4,590,659,509
Total accumulated earnings (loss)		660,802,416
Net Assets		$5,251,461,925
Net Asset Value, offering price and redemption price per share ($5,251,461,925 ÷ 422,985,929 shares)		$12.42
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$73,662,316
Foreign Tax Reclaims		6,344,935
Interest		80,071
Income from Fidelity Central Funds (including $45,016 from security lending)		2,298,163
Income before foreign taxes withheld		$82,385,485
Less foreign taxes withheld		(9,446,732)
Total income		72,938,753
Expenses
Independent trustees' fees and expenses	$10,010
Total expenses		10,010
Net Investment income (loss)		72,928,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $61,892)	(33,541,784)
Foreign currency transactions	(218,985)
Futures contracts	(4,144,777)
Total net realized gain (loss)		(37,905,546)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $631,935)	266,344,985
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	1,650,952
Futures contracts	7,543,637
Total change in net unrealized appreciation (depreciation)		275,539,575
Net gain (loss)		237,634,029
Net increase (decrease) in net assets resulting from operations		$310,562,772
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,928,743	$119,678,395
Net realized gain (loss)	(37,905,546)	(38,387,893)
Change in net unrealized appreciation (depreciation)	275,539,575	712,583,771
Net increase (decrease) in net assets resulting from operations	310,562,772	793,874,273
Distributions to shareholders	(129,942,722)	(109,268,182)

Share transactions
Proceeds from sales of shares	866,592,163	1,068,814,200
Reinvestment of distributions	114,268,279	95,152,226
Cost of shares redeemed	(433,931,529)	(603,219,321)

Net increase (decrease) in net assets resulting from share transactions	546,928,913	560,747,105
Total increase (decrease) in net assets	727,548,963	1,245,353,196

Net Assets
Beginning of period	4,523,912,962	3,278,559,766
End of period	$5,251,461,925	$4,523,912,962

Other Information
Shares
Sold	72,912,584	92,912,434
Issued in reinvestment of distributions	9,791,627	8,818,557
Redeemed	(36,852,589)	(52,643,838)
Net increase (decrease)	45,851,622	49,087,153

Financial Highlights
Fidelity ZERO® International Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.00	$9.99	$9.08	$12.40	$9.67	$10.14
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.33	.33	.30	.23
Net realized and unrealized gain (loss)	.58	2.00	.85	(3.34)	2.62	(.45)
Total from investment operations	.76	2.34	1.18	(3.01)	2.92	(.22)
Distributions from net investment income	(.34)	(.33)	(.27)	(.31)	(.19)	(.25)
Total distributions	(.34)	(.33)	(.27)	(.31)	(.19)	(.25)
Net asset value, end of period	$12.42	$12.00	$9.99	$9.08	$12.40	$9.67
Total Return C,D	6.52%	23.79%	13.03%	(24.79)%	30.39%	(2.34)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.08% H	2.92%	3.12%	3.11%	2.50%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$5,251,462	$4,523,913	$3,278,560	$2,621,272	$3,139,096	$1,651,017
Portfolio turnover rate I	3 % H	5%	6%	6%	8%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity ZERO® Large Cap Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	56,661	3,233,076
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	45,547	4,586,583
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	154,506	46,220,470
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	62,772	11,569,507
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	73,670	10,783,815
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	43,978	10,598,258
UNITED STATES - 99.0%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.8%
AT&T Inc	1,773,111	49,115,175
Verizon Communications Inc	1,039,830	45,814,910
		94,930,085
Entertainment - 1.7%
Electronic Arts Inc	58,548	8,494,729
Liberty Media Corp-Liberty Formula One Class A (b)	6,405	515,923
Liberty Media Corp-Liberty Formula One Class C (b)	54,478	4,830,564
Liberty Media Corp-Liberty Live Class A (b)	4,812	336,744
Liberty Media Corp-Liberty Live Class C (b)(c)	11,496	822,079
Live Nation Entertainment Inc (b)	38,729	5,129,656
Netflix Inc (b)	105,661	119,578,667
ROBLOX Corp Class A (b)	134,291	9,004,212
Take-Two Interactive Software Inc (b)	40,566	9,464,859
Walt Disney Co/The	446,544	40,613,177
Warner Bros Discovery Inc (b)	551,405	4,780,681
		203,571,291
Interactive Media & Services - 6.0%
Alphabet Inc Class A	1,440,800	228,799,040
Alphabet Inc Class C	1,167,756	187,880,263
Meta Platforms Inc Class A	540,933	296,972,217
Pinterest Inc Class A (b)	146,976	3,721,432
		717,372,952
Media - 0.5%
Charter Communications Inc Class A (b)	23,834	9,339,591
Comcast Corp Class A	931,609	31,861,028
Fox Corp Class A	54,436	2,710,368
Fox Corp Class B	31,907	1,475,380
Omnicom Group Inc	48,520	3,695,283
Trade Desk Inc (The) Class A (b)	111,193	5,963,281
		55,044,931
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	118,452	29,251,721
TOTAL COMMUNICATION SERVICES		1,100,170,980

Consumer Discretionary - 10.1%
Automobiles - 1.8%
Ford Motor Co	961,749	9,627,107
General Motors Co	245,758	11,118,092
Tesla Inc (b)	691,231	195,037,739
		215,782,938
Broadline Retail - 3.7%
Amazon.com Inc (b)	2,329,817	429,664,852
eBay Inc	118,278	8,061,829
		437,726,681
Distributors - 0.1%
Genuine Parts Co	34,319	4,034,198
LKQ Corp	64,256	2,455,222
Pool Corp	9,402	2,756,102
		9,245,522
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	106,922	13,035,930
Booking Holdings Inc	8,175	41,686,614
Carnival Corp (b)	258,785	4,746,117
Chipotle Mexican Grill Inc (b)	334,777	16,912,934
Darden Restaurants Inc	28,957	5,809,932
Domino's Pizza Inc	8,528	4,181,875
DoorDash Inc Class A (b)	83,800	16,164,182
DraftKings Inc Class A (b)	121,011	4,028,456
Expedia Group Inc Class A	30,462	4,780,402
Hilton Worldwide Holdings Inc	59,432	13,400,727
Las Vegas Sands Corp	84,869	3,112,146
Marriott International Inc/MD Class A1	56,520	13,484,542
McDonald's Corp	177,015	56,582,845
Royal Caribbean Cruises Ltd	61,158	13,143,466
Starbucks Corp	280,577	22,460,189
Yum! Brands Inc	68,943	10,371,785
		243,902,142
Household Durables - 0.3%
DR Horton Inc	70,010	8,845,063
Garmin Ltd	37,944	7,090,595
Lennar Corp Class A	57,694	6,266,145
Lennar Corp Class B (c)	2,642	273,104
NVR Inc (b)	739	5,265,929
PulteGroup Inc	50,082	5,137,412
		32,878,248
Specialty Retail - 2.0%
AutoZone Inc (b)	4,145	15,595,977
Best Buy Co Inc	48,042	3,203,921
Burlington Stores Inc (b)	15,509	3,490,145
CarMax Inc (b)	38,009	2,458,042
Carvana Co Class A (b)	29,220	7,139,907
Home Depot Inc/The	245,367	88,452,351
Lowe's Cos Inc	139,463	31,178,348
O'Reilly Automotive Inc (b)	14,198	20,093,010
Ross Stores Inc	81,485	11,326,415
TJX Cos Inc/The	277,671	35,730,704
Tractor Supply Co	131,988	6,681,233
Ulta Beauty Inc (b)	11,480	4,541,947
Williams-Sonoma Inc	30,401	4,696,042
		234,588,042
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	37,482	4,154,130
Lululemon Athletica Inc (b)	27,675	7,493,560
NIKE Inc Class B	291,761	16,455,320
		28,103,010
TOTAL CONSUMER DISCRETIONARY		1,202,226,583

Consumer Staples - 6.0%
Beverages - 1.2%
Coca-Cola Co/The	956,385	69,385,732
Constellation Brands Inc Class A	38,387	7,199,098
Keurig Dr Pepper Inc	294,886	10,200,107
Monster Beverage Corp (b)	172,958	10,398,235
PepsiCo Inc	338,766	45,929,894
		143,113,066
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp	109,649	109,045,932
Dollar General Corp	54,392	5,095,986
Dollar Tree Inc (b)	49,923	4,082,204
Kroger Co/The	164,429	11,873,418
Sprouts Farmers Market Inc (b)	24,697	4,223,187
Sysco Corp	120,766	8,622,692
Target Corp	113,172	10,943,732
Walmart Inc	1,071,553	104,208,529
		258,095,680
Food Products - 0.6%
Archer-Daniels-Midland Co	118,306	5,649,112
Bunge Global SA	32,981	2,596,264
Conagra Brands Inc	117,894	2,913,161
General Mills Inc	136,115	7,723,165
Hershey Co/The	36,515	6,104,943
JM Smucker Co	26,281	3,055,692
Kellanova	66,485	5,502,963
Kraft Heinz Co/The	215,554	6,272,621
McCormick & Co Inc/MD	62,341	4,779,061
Mondelez International Inc	319,463	21,765,015
Tyson Foods Inc Class A	70,660	4,327,218
		70,689,215
Household Products - 1.1%
Church & Dwight Co Inc	60,784	6,038,283
Clorox Co/The	30,500	4,340,150
Colgate-Palmolive Co	200,411	18,475,890
Kimberly-Clark Corp	81,904	10,793,309
Procter & Gamble Co/The	579,195	94,159,731
		133,807,363
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	57,822	3,467,007
Kenvue Inc	473,634	11,177,762
		14,644,769
Tobacco - 0.8%
Altria Group Inc	418,606	24,760,545
Philip Morris International Inc	384,070	65,814,235
		90,574,780
TOTAL CONSUMER STAPLES		710,924,873

Energy - 3.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	244,641	8,660,291
Halliburton Co	214,274	4,246,911
Schlumberger NV	346,003	11,504,600
		24,411,802
Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Inc	55,418	12,807,654
Chevron Corp	412,827	56,169,242
ConocoPhillips	315,141	28,085,366
Coterra Energy Inc	181,853	4,466,310
Devon Energy Corp	162,207	4,932,715
Diamondback Energy Inc	46,182	6,096,486
EOG Resources Inc	138,922	15,327,264
EQT Corp	147,386	7,286,764
Expand Energy Corp	51,940	5,396,566
Exxon Mobil Corp	1,075,247	113,578,341
Hess Corp	68,300	8,814,115
Kinder Morgan Inc	477,492	12,558,040
Marathon Petroleum Corp	78,048	10,724,576
Occidental Petroleum Corp	166,927	6,578,593
ONEOK Inc	153,239	12,590,116
Ovintiv Inc	64,369	2,161,510
Phillips 66	102,002	10,614,328
Targa Resources Corp	53,878	9,207,750
Texas Pacific Land Corp	4,656	6,000,979
Valero Energy Corp	78,149	9,072,317
Williams Cos Inc/The	301,104	17,635,661
		360,104,693
TOTAL ENERGY		384,516,495

Financials - 14.5%
Banks - 3.4%
Bank of America Corp	1,635,568	65,226,452
Citigroup Inc	463,652	31,704,524
Citizens Financial Group Inc	107,910	3,980,799
Fifth Third Bancorp	165,401	5,944,512
First Citizens BancShares Inc/NC Class A	2,858	5,084,782
Huntington Bancshares Inc/OH	358,903	5,214,861
JPMorgan Chase & Co	690,675	168,952,919
KeyCorp	245,890	3,649,007
M&T Bank Corp	41,006	6,961,179
PNC Financial Services Group Inc/The	97,813	15,717,571
Regions Financial Corp	224,390	4,579,800
Truist Financial Corp	325,106	12,464,564
US Bancorp	385,297	15,542,881
Wells Fargo & Co	812,394	57,688,098
		402,711,949
Capital Markets - 3.4%
Ameriprise Financial Inc	23,760	11,191,435
Ares Management Corp Class A	46,079	7,028,430
Bank of New York Mellon Corp/The	177,270	14,254,281
Blackrock Inc	35,961	32,877,704
Blackstone Inc	180,792	23,812,114
Cboe Global Markets Inc	25,858	5,735,304
Charles Schwab Corp/The	420,932	34,263,865
CME Group Inc Class A	89,013	24,663,722
Coinbase Global Inc Class A (b)	51,910	10,532,020
FactSet Research Systems Inc	9,392	4,059,410
Goldman Sachs Group Inc/The	77,073	42,201,322
Interactive Brokers Group Inc Class A	26,890	4,621,047
Intercontinental Exchange Inc	141,927	23,839,478
KKR & Co Inc Class A	166,741	19,053,494
LPL Financial Holdings Inc	19,595	6,266,285
Moody's Corp	38,236	17,325,496
Morgan Stanley	305,639	35,276,853
MSCI Inc	19,180	10,455,210
Nasdaq Inc	102,205	7,789,043
Northern Trust Corp	48,389	4,547,598
Raymond James Financial Inc	45,546	6,241,624
Robinhood Markets Inc Class A (b)	175,692	8,628,234
S&P Global Inc	77,810	38,908,891
State Street Corp	71,303	6,281,794
T Rowe Price Group Inc	55,091	4,878,308
Tradeweb Markets Inc Class A	28,694	3,968,380
		408,701,342
Consumer Finance - 0.6%
American Express Co	137,093	36,522,946
Capital One Financial Corp	94,155	16,972,380
Discover Financial Services	61,998	11,325,175
Synchrony Financial	95,998	4,987,096
		69,807,597
Financial Services - 4.9%
Apollo Global Management Inc	110,408	15,068,484
Berkshire Hathaway Inc Class B (b)	452,767	241,438,003
Block Inc Class A (b)	138,238	8,082,776
Corpay Inc (b)	17,217	5,601,895
Fidelity National Information Services Inc	130,835	10,320,265
Fiserv Inc (b)	140,532	25,937,991
Global Payments Inc	61,150	4,666,357
Jack Henry & Associates Inc	18,005	3,122,606
Mastercard Inc Class A	201,172	110,254,326
PayPal Holdings Inc (b)	244,346	16,087,741
Visa Inc Class A	425,698	147,078,659
		587,659,103
Insurance - 2.2%
AFLAC Inc	122,278	13,289,173
Allstate Corp/The	65,458	12,986,213
American International Group Inc	146,559	11,947,490
Aon PLC	53,423	18,953,946
Arch Capital Group Ltd	92,543	8,391,799
Arthur J Gallagher & Co	62,832	20,149,594
Brown & Brown Inc	58,629	6,484,367
Chubb Ltd	92,057	26,335,667
Cincinnati Financial Corp	38,633	5,378,100
Everest Group Ltd	10,614	3,808,622
Fidelity National Financial Inc/US	64,212	4,112,779
Hartford Insurance Group Inc/The	71,023	8,712,391
Markel Group Inc (b)	3,162	5,750,413
Marsh & McLennan Cos Inc	121,322	27,354,471
MetLife Inc	142,998	10,777,759
Principal Financial Group Inc	51,965	3,853,205
Progressive Corp/The	144,706	40,769,469
Prudential Financial Inc	87,387	8,975,519
The Travelers Companies, Inc.	56,006	14,792,865
W R Berkley Corp	74,176	5,317,677
Willis Towers Watson PLC	24,644	7,585,423
		265,726,942
TOTAL FINANCIALS		1,734,606,933

Health Care - 10.7%
Biotechnology - 1.9%
AbbVie Inc	436,067	85,076,672
Alnylam Pharmaceuticals Inc (b)(c)	31,971	8,416,046
Amgen Inc	132,697	38,604,211
Biogen Inc (b)	36,154	4,377,526
BioMarin Pharmaceutical Inc (b)	47,075	2,998,207
Gilead Sciences Inc	307,850	32,798,339
Insmed Inc (b)(c)	44,194	3,181,968
Natera Inc (b)	32,611	4,921,978
Regeneron Pharmaceuticals Inc	25,988	15,560,575
Vertex Pharmaceuticals Inc (b)	63,432	32,318,604
		228,254,126
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	428,435	56,017,876
Align Technology Inc (b)	17,329	3,003,116
Baxter International Inc	126,099	3,930,506
Becton Dickinson & Co	70,922	14,687,237
Boston Scientific Corp (b)	364,056	37,450,441
Cooper Cos Inc/The (b)	49,291	4,025,596
Dexcom Inc (b)	96,547	6,891,525
Edwards Lifesciences Corp (b)	145,683	10,997,610
GE HealthCare Technologies Inc	112,969	7,945,110
Hologic Inc (b)	55,412	3,224,978
IDEXX Laboratories Inc (b)	20,215	8,746,020
Insulet Corp (b)	17,368	4,381,773
Intuitive Surgical Inc (b)	88,099	45,441,464
Medtronic PLC	316,736	26,846,543
ResMed Inc	36,268	8,580,646
STERIS PLC	24,268	5,453,990
Stryker Corp	84,829	31,719,260
Zimmer Biomet Holdings Inc	49,167	5,066,659
		284,410,350
Health Care Providers & Services - 2.1%
Cardinal Health Inc	59,649	8,427,807
Cencora Inc	42,631	12,476,815
Centene Corp (b)	122,482	7,330,548
Cigna Group/The	67,629	22,996,565
CVS Health Corp	311,429	20,775,429
Elevance Health Inc	57,287	24,093,766
HCA Healthcare Inc	44,167	15,241,148
Humana Inc	29,793	7,812,916
Labcorp Holdings Inc	20,600	4,964,806
McKesson Corp	30,957	22,065,840
Molina Healthcare Inc (b)	13,708	4,482,653
Quest Diagnostics Inc	27,468	4,895,347
UnitedHealth Group Inc	227,322	93,529,364
		249,093,004
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	36,881	8,618,721
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	70,507	7,586,553
Avantor Inc (b)(c)	168,177	2,184,619
Danaher Corp	158,083	31,510,684
Illumina Inc (b)	39,119	3,035,634
IQVIA Holdings Inc (b)	41,355	6,412,920
Mettler-Toledo International Inc (b)	5,165	5,529,494
Revvity Inc	30,063	2,808,786
Thermo Fisher Scientific Inc	94,479	40,531,492
Waters Corp (b)	14,663	5,098,765
West Pharmaceutical Services Inc	17,886	3,779,133
		108,478,080
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	501,265	25,163,503
Eli Lilly & Co	194,629	174,961,740
Johnson & Johnson	594,718	92,960,371
Merck & Co Inc	624,846	53,236,879
Pfizer Inc	1,399,787	34,168,801
Royalty Pharma PLC Class A	92,048	3,021,015
Viatris Inc	294,709	2,481,449
Zoetis Inc Class A	110,610	17,299,404
		403,293,162
TOTAL HEALTH CARE		1,282,147,443

Industrials - 8.5%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	17,894	10,974,390
Boeing Co (b)	185,276	33,949,974
GE Aerospace	265,115	53,431,278
General Dynamics Corp	62,677	17,055,665
HEICO Corp	9,934	2,491,050
HEICO Corp Class A	18,415	3,700,126
Howmet Aerospace Inc	100,045	13,864,236
L3Harris Technologies Inc	46,523	10,235,990
Lockheed Martin Corp	51,746	24,721,652
Northrop Grumman Corp	33,610	16,351,265
RTX Corp	329,054	41,503,581
Textron Inc	45,088	3,172,843
TransDigm Group Inc	13,853	19,575,259
		251,027,309
Air Freight & Logistics - 0.3%
Expeditors International of Washington Inc	34,570	3,799,589
FedEx Corp	54,730	11,511,361
United Parcel Service Inc Class B	180,637	17,214,706
		32,525,656
Building Products - 0.5%
Builders FirstSource Inc (b)	28,415	3,399,286
Carlisle Cos Inc	11,013	4,179,213
Carrier Global Corp	199,452	12,473,728
Johnson Controls International plc	163,049	13,679,811
Lennox International Inc	7,908	4,323,699
Masco Corp	52,347	3,172,752
Trane Technologies PLC	55,398	21,234,608
		62,463,097
Commercial Services & Supplies - 0.6%
Cintas Corp	84,726	17,934,800
Copart Inc (b)	216,576	13,217,633
Republic Services Inc	50,141	12,572,856
Veralto Corp	61,078	5,857,380
Waste Management Inc	90,217	21,053,039
		70,635,708
Construction & Engineering - 0.1%
Quanta Services Inc	36,465	10,672,941
Electrical Equipment - 0.8%
AMETEK Inc	57,154	9,692,175
Eaton Corp PLC	97,609	28,733,162
Emerson Electric Co	139,276	14,639,300
GE Vernova Inc	68,149	25,271,012
Hubbell Inc	13,250	4,812,135
Rockwell Automation Inc	27,940	6,920,179
Vertiv Holdings Co Class A	94,057	8,030,587
		98,098,550
Ground Transportation - 0.9%
CSX Corp	476,313	13,370,106
JB Hunt Transport Services Inc	19,629	2,563,154
Norfolk Southern Corp	55,931	12,531,341
Old Dominion Freight Line Inc	46,410	7,113,725
Uber Technologies Inc (b)	516,009	41,801,889
Union Pacific Corp	149,267	32,190,921
		109,571,136
Industrial Conglomerates - 0.4%
3M Co	134,095	18,627,136
Honeywell International Inc	160,612	33,808,826
		52,435,962
Machinery - 1.5%
Caterpillar Inc	118,050	36,509,324
Cummins Inc	33,965	9,980,276
Deere & Co	62,563	29,001,704
Dover Corp	33,930	5,790,155
Fortive Corp	84,364	5,879,327
IDEX Corp	18,697	3,252,717
Illinois Tool Works Inc	65,961	15,824,704
Ingersoll Rand Inc	99,513	7,506,266
Otis Worldwide Corp	97,964	9,430,994
PACCAR Inc	129,516	11,683,638
Parker-Hannifin Corp	31,803	19,242,723
Snap-on Inc	12,936	4,059,446
Stanley Black & Decker Inc	38,110	2,287,361
Westinghouse Air Brake Technologies Corp	42,199	7,795,843
Xylem Inc/NY	60,024	7,237,094
		175,481,572
Passenger Airlines - 0.1%
Delta Air Lines Inc	158,655	6,604,808
Southwest Airlines Co (c)	146,335	4,091,526
United Airlines Holdings Inc (b)	81,199	5,588,115
		16,284,449
Professional Services - 0.7%
Automatic Data Processing Inc	100,503	30,211,202
Booz Allen Hamilton Holding Corp Class A	31,277	3,753,865
Broadridge Financial Solutions Inc	28,910	7,007,784
Equifax Inc	30,624	7,966,221
Jacobs Solutions Inc	30,259	3,746,063
Leidos Holdings Inc	32,464	4,778,052
Paychex Inc	79,153	11,644,989
SS&C Technologies Holdings Inc	53,216	4,023,130
TransUnion	48,182	3,997,179
Verisk Analytics Inc	34,892	10,343,036
		87,471,521
Trading Companies & Distributors - 0.4%
Fastenal Co	141,643	11,468,834
Ferguson Enterprises Inc	49,369	8,375,945
United Rentals Inc	16,134	10,187,814
Watsco Inc	8,602	3,955,543
WW Grainger Inc	10,947	11,213,122
		45,201,258
TOTAL INDUSTRIALS		1,011,869,159

Information Technology - 30.0%
Communications Equipment - 0.8%
Arista Networks Inc	255,157	20,991,766
Cisco Systems Inc	983,798	56,794,659
F5 Inc (b)	14,240	3,769,897
Motorola Solutions Inc	41,281	18,179,740
		99,736,062
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	299,147	23,019,362
CDW Corp/DE	32,911	5,284,190
Corning Inc	190,355	8,447,955
Jabil Inc	27,051	3,964,595
Keysight Technologies Inc (b)	42,706	6,209,452
Teledyne Technologies Inc (b)	11,511	5,364,471
Trimble Inc (b)	60,699	3,771,836
Zebra Technologies Corp Class A (b)	12,688	3,176,060
		59,237,921
IT Services - 1.0%
Akamai Technologies Inc (b)	37,106	2,990,001
Cloudflare Inc Class A (b)	76,046	9,184,836
Cognizant Technology Solutions Corp Class A	122,114	8,983,927
Gartner Inc (b)	18,972	7,988,730
GoDaddy Inc Class A (b)	34,880	6,568,950
IBM Corporation	228,403	55,232,414
MongoDB Inc Class A (b)	18,394	3,166,895
Okta Inc Class A (b)	40,412	4,532,610
Snowflake Inc Class A (b)	81,538	13,004,496
Twilio Inc Class A (b)	37,888	3,664,148
VeriSign Inc (b)	20,099	5,670,330
		120,987,337
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices Inc (b)	400,269	38,966,187
Analog Devices Inc	122,538	23,885,107
Applied Materials Inc	200,738	30,253,224
Broadcom Inc	1,157,833	222,848,118
Entegris Inc	37,325	2,953,153
First Solar Inc (b)	26,442	3,326,932
Intel Corp	1,069,549	21,497,935
KLA Corp	32,823	23,064,394
Lam Research Corp	317,058	22,723,547
Marvell Technology Inc	213,729	12,475,362
Microchip Technology Inc	133,003	6,128,778
Micron Technology Inc	275,205	21,177,025
Monolithic Power Systems Inc	11,820	7,010,442
NVIDIA Corp	6,049,327	658,892,697
ON Semiconductor Corp (b)	104,068	4,131,500
QUALCOMM Inc	273,188	40,557,490
Teradyne Inc	40,217	2,984,504
Texas Instruments Inc	224,858	35,988,523
		1,178,864,918
Software - 10.9%
Adobe Inc (b)	107,528	40,320,849
ANSYS Inc (b)	21,607	6,954,861
AppLovin Corp Class A (b)	55,018	14,816,898
Atlassian Corp Class A (b)	40,491	9,244,500
Autodesk Inc (b)	53,111	14,565,692
Cadence Design Systems Inc (b)	67,747	20,170,992
Crowdstrike Holdings Inc Class A (b)	60,842	26,093,309
Datadog Inc Class A (b)	77,369	7,904,017
Docusign Inc (b)	49,903	4,079,569
Fair Isaac Corp (b)	6,032	12,001,750
Fortinet Inc (b)	157,145	16,305,365
Gen Digital Inc	133,973	3,465,881
HubSpot Inc (b)	12,883	7,877,955
Intuit Inc	69,144	43,385,786
Microsoft Corp	1,836,290	725,811,985
MicroStrategy Inc Class A (b)(c)	58,870	22,377,076
Oracle Corp	400,714	56,388,474
Palantir Technologies Inc Class A (b)	506,331	59,969,844
Palo Alto Networks Inc (b)	163,549	30,572,215
PTC Inc (b)	29,722	4,606,018
Roper Technologies Inc	26,489	14,835,959
Salesforce Inc	236,393	63,521,163
Servicenow Inc (b)	50,885	48,595,684
Synopsys Inc (b)	38,183	17,526,379
Tyler Technologies Inc (b)	10,573	5,744,311
Workday Inc Class A (b)	52,861	12,950,945
Zoom Communications Inc Class A (b)	64,745	5,020,327
Zscaler Inc (b)	23,499	5,314,769
		1,300,422,573
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	3,710,629	788,508,663
Dell Technologies Inc Class C	77,083	7,073,136
Hewlett Packard Enterprise Co	324,928	5,270,332
HP Inc	231,854	5,928,507
NetApp Inc	50,168	4,502,578
Seagate Technology Holdings PLC	52,439	4,773,522
Super Micro Computer Inc (b)(c)	124,381	3,962,779
Western Digital Corp (b)	85,703	3,758,933
		823,778,450
TOTAL INFORMATION TECHNOLOGY		3,583,027,261

Materials - 2.1%
Chemicals - 1.2%
Air Products and Chemicals Inc	54,949	14,896,124
CF Industries Holdings Inc	42,972	3,367,716
Corteva Inc	169,331	10,496,829
Dow Inc	174,114	5,326,147
DuPont de Nemours Inc	103,306	6,817,163
Eastman Chemical Co	28,473	2,192,420
Ecolab Inc	62,245	15,650,260
International Flavors & Fragrances Inc	63,132	4,953,337
Linde PLC	117,613	53,305,740
LyondellBasell Industries NV Class A1	63,975	3,723,985
PPG Industries Inc	57,352	6,243,339
Sherwin-Williams Co/The	57,229	20,197,259
		147,170,319
Construction Materials - 0.3%
CRH PLC	167,802	16,011,667
Martin Marietta Materials Inc	15,095	7,909,478
Vulcan Materials Co	32,610	8,554,581
		32,475,726
Containers & Packaging - 0.2%
Amcor PLC (c)	356,822	3,282,762
Avery Dennison Corp	19,836	3,394,138
Ball Corp	73,689	3,827,407
International Paper Co	130,321	5,953,064
Packaging Corp of America	22,017	4,086,575
Smurfit WestRock PLC	122,114	5,131,230
		25,675,176
Metals & Mining - 0.4%
Freeport-McMoRan Inc	354,957	12,789,101
Newmont Corp	281,207	14,813,985
Nucor Corp	58,027	6,926,683
Reliance Inc	13,366	3,852,482
Steel Dynamics Inc	34,965	4,535,310
		42,917,561
TOTAL MATERIALS		248,238,782

Real Estate - 2.2%
Diversified REITs - 0.0%
WP Carey Inc	54,041	3,374,320
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	38,051	2,764,786
Healthpeak Properties Inc	172,736	3,081,610
Ventas Inc	107,969	7,566,468
Welltower Inc	150,499	22,964,642
		36,377,506
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	172,780	2,439,653
Industrial REITs - 0.2%
Prologis Inc	228,942	23,397,872
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	72,968	8,915,231
CoStar Group Inc (b)	104,043	7,716,869
		16,632,100
Residential REITs - 0.3%
AvalonBay Communities Inc	35,090	7,368,198
Equity Residential	84,481	5,935,635
Essex Property Trust Inc	15,871	4,430,390
Invitation Homes Inc	140,971	4,819,798
Mid-America Apartment Communities Inc	28,871	4,609,255
Sun Communities Inc	29,574	3,679,893
UDR Inc	74,353	3,113,904
		33,957,073
Retail REITs - 0.2%
Realty Income Corp	216,174	12,507,828
Simon Property Group Inc	75,750	11,921,535
		24,429,363
Specialized REITs - 1.1%
American Tower Corp	115,424	26,017,724
Crown Castle Inc	107,341	11,352,384
Digital Realty Trust Inc	78,161	12,547,967
Equinix Inc	24,042	20,694,152
Extra Space Storage Inc	52,355	7,671,055
Gaming and Leisure Properties Inc	67,754	3,242,705
Iron Mountain Inc	72,605	6,510,490
Public Storage Operating Co	38,928	11,695,139
SBA Communications Corp Class A	26,574	6,468,112
VICI Properties Inc	260,245	8,333,045
Weyerhaeuser Co	179,203	4,643,150
		119,175,923
TOTAL REAL ESTATE		259,783,810

Utilities - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp	63,356	3,867,249
American Electric Power Co Inc	131,702	14,268,595
Constellation Energy Corp	77,273	17,265,879
Duke Energy Corp	191,680	23,388,794
Edison International	95,728	5,122,404
Entergy Corp	105,969	8,813,442
Evergy Inc	56,775	3,923,152
Eversource Energy	90,577	5,387,520
Exelon Corp	248,275	11,644,098
FirstEnergy Corp	126,651	5,430,795
NextEra Energy Inc	507,950	33,971,696
NRG Energy Inc	50,029	5,482,178
PG&E Corp	541,951	8,953,031
PPL Corp	182,419	6,658,294
Southern Co/The	270,648	24,869,845
Xcel Energy Inc	141,845	10,028,442
		189,075,414
Gas Utilities - 0.0%
Atmos Energy Corp	39,228	6,301,194
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	84,049	10,895,272
Multi-Utilities - 0.7%
Ameren Corp	66,688	6,618,117
CenterPoint Energy Inc	160,968	6,242,339
CMS Energy Corp	73,783	5,434,118
Consolidated Edison Inc	85,599	9,651,287
Dominion Energy Inc	207,471	11,282,273
DTE Energy Co	51,198	7,014,126
NiSource Inc	116,045	4,538,520
Public Service Enterprise Group Inc	123,066	9,836,665
Sempra	156,437	11,618,576
WEC Energy Group Inc	78,432	8,589,873
		80,825,894
Water Utilities - 0.1%
American Water Works Co Inc	48,141	7,077,208
TOTAL UTILITIES		294,174,982

TOTAL UNITED STATES		11,811,687,301
TOTAL COMMON STOCKS (Cost $8,662,709,491)		11,898,679,010

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	29,709,529	29,715,471
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	37,318,318	37,322,050
TOTAL MONEY MARKET FUNDS (Cost $67,037,521)			67,037,521

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $1,526,988)	4.25	1,532,000	1,526,972

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $8,731,274,000)	11,967,243,503
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(28,178,165)
NET ASSETS - 100.0%	11,939,065,338

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	147	Jun 2025	41,064,450	2,443,071	2,443,071

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,526,972.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,676,186	561,409,246	564,369,961	602,128	-	-	29,715,471	29,709,529	0.0%
Fidelity Securities Lending Cash Central Fund	25,661,525	181,186,025	169,525,500	8,612	-	-	37,322,050	37,318,318	0.1%
Total	58,337,711	742,595,271	733,895,461	610,740	-	-	67,037,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,100,170,980	1,100,170,980	-	-
Consumer Discretionary	1,216,057,917	1,216,057,917	-	-
Consumer Staples	710,924,873	710,924,873	-	-
Energy	384,516,495	384,516,495	-	-
Financials	1,734,606,933	1,734,606,933	-	-
Health Care	1,282,147,443	1,282,147,443	-	-
Industrials	1,016,455,742	1,016,455,742	-	-
Information Technology	3,651,601,053	3,651,601,053	-	-
Materials	248,238,782	248,238,782	-	-
Real Estate	259,783,810	259,783,810	-	-
Utilities	294,174,982	294,174,982	-	-

U.S. Treasury Obligations	1,526,972	-	1,526,972	-

Money Market Funds	67,037,521	67,037,521	-	-
Total Investments in Securities:	11,967,243,503	11,965,716,531	1,526,972	-
Derivative Instruments:

Assets
Futures Contracts	2,443,071	2,443,071	-	-
Total Assets	2,443,071	2,443,071	-	-
Total Derivative Instruments:	2,443,071	2,443,071	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,443,071	0
Total Equity Risk	2,443,071	0
Total Value of Derivatives	2,443,071	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Large Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,019,063) - See accompanying schedule:
Unaffiliated issuers (cost $8,664,236,479)	$11,900,205,982
Fidelity Central Funds (cost $67,037,521)	67,037,521

Total Investment in Securities (cost $8,731,274,000)		$11,967,243,503
Segregated cash with brokers for derivative instruments		1,473,692
Cash		6
Receivable for fund shares sold		10,518,499
Dividends receivable		6,545,655
Distributions receivable from Fidelity Central Funds		107,519
Receivable for daily variation margin on futures contracts		26,649
Other receivables		1,622
Total assets		11,985,917,145
Liabilities
Payable for fund shares redeemed	$9,529,757
Collateral on securities loaned	37,322,050
Total liabilities		46,851,807
Net Assets		$11,939,065,338
Net Assets consist of:
Paid in capital		$8,862,758,854
Total accumulated earnings (loss)		3,076,306,484
Net Assets		$11,939,065,338
Net Asset Value, offering price and redemption price per share ($11,939,065,338 ÷ 601,113,492 shares)		$19.86
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$77,974,010
Interest		41,709
Income from Fidelity Central Funds (including $8,612 from security lending)		610,740
Total income		78,626,459
Expenses
Independent trustees' fees and expenses	$25,614
Total expenses before reductions	25,614
Expense reductions	(731)
Total expenses after reductions		24,883
Net Investment income (loss)		78,601,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(74,465,734)
Futures contracts	(4,034,736)
Total net realized gain (loss)		(78,500,470)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(239,569,171)
Futures contracts	2,529,226
Total change in net unrealized appreciation (depreciation)		(237,039,945)
Net gain (loss)		(315,540,415)
Net increase (decrease) in net assets resulting from operations		$(236,938,839)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,601,576	$127,440,088
Net realized gain (loss)	(78,500,470)	(22,911,761)
Change in net unrealized appreciation (depreciation)	(237,039,945)	2,593,614,733
Net increase (decrease) in net assets resulting from operations	(236,938,839)	2,698,143,060
Distributions to shareholders	(128,711,220)	(99,928,756)

Share transactions
Proceeds from sales of shares	2,262,273,730	3,323,184,972
Reinvestment of distributions	114,704,107	87,829,389
Cost of shares redeemed	(1,260,636,985)	(1,253,994,181)

Net increase (decrease) in net assets resulting from share transactions	1,116,340,852	2,157,020,180
Total increase (decrease) in net assets	750,690,793	4,755,234,484

Net Assets
Beginning of period	11,188,374,545	6,433,140,061
End of period	$11,939,065,338	$11,188,374,545

Other Information
Shares
Sold	108,646,548	179,718,697
Issued in reinvestment of distributions	5,325,167	5,267,475
Redeemed	(61,323,148)	(67,672,907)
Net increase (decrease)	52,648,567	117,313,265

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$14.92	$13.70	$16.55	$11.73	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.24	.22	.20	.20
Net realized and unrealized gain (loss)	(.44)	5.45	1.19	(2.91)	4.78	1.01
Total from investment operations	(.31)	5.71	1.43	(2.69)	4.98	1.21
Distributions from net investment income	(.23)	(.23)	(.21)	(.16)	(.16)	(.13)
Total distributions	(.23)	(.23)	(.21)	(.16)	(.16)	(.13)
Net asset value, end of period	$19.86	$20.40	$14.92	$13.70	$16.55	$11.73
Total Return C,D	(1.62) %	38.58%	10.57%	(16.39)%	42.81%	11.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.30% H	1.39%	1.61%	1.48%	1.36%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$11,939,065	$11,188,375	$6,433,140	$5,306,274	$5,103,057	$2,375,916
Portfolio turnover rate I	3 % H	3%	2%	3%	5% J	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® Total Market Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	47,446	792,348
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	104,903	5,985,765
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	59,186	648,086
Liberty Global Ltd Class C (b)	88,552	1,004,180

TOTAL BELGIUM		1,652,266
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	25,810	186,090
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	22,519	5,448,022
TOTAL BERMUDA		5,634,112
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	43,723	188,883
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	11,324	482,063
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	84,246	8,483,572
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	95,614	660,693
Hut 8 Corp (United States) (b)(c)	37,614	463,028
		1,123,721
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	20,467	159,643
TOTAL CANADA		10,437,882
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	78,150	155,519
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	26,323	316,929
Paper & Forest Products - 0.0%
Mercer International Inc	20,138	90,017
TOTAL GERMANY		406,946
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	217,136	334,389
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	12,188	152,838
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	18,031	172,016
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	17,443	160,476
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,017	294,854
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	285,808	85,499,463
TOTAL IRELAND		86,126,809
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	45,395	661,859
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	59,832	1,140,996
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	18,165	684,639
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)(c)	22,518	332,366
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	116,133	21,404,473
TOTAL NETHERLANDS		21,736,839
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	7,799	108,874
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	25,435	137,858
Liberty Latin America Ltd Class C (b)	47,868	263,274
		401,132
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	74,261	1,458,486
Ofg Bancorp	21,070	829,104
Popular Inc	32,142	3,066,990
		5,354,580
Financial Services - 0.0%
EVERTEC Inc	29,002	984,328
TOTAL FINANCIALS		6,338,908

TOTAL PUERTO RICO		6,740,040
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	1,899	9,001
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	24,347	784,704
TOTAL SINGAPORE		793,705
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	32,794	3,057,385
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	42,316	710,908
TOTAL SWEDEN		3,768,293
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	55,707	513,619
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	39,092	1,511,688
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	136,338	19,957,156
TOTAL SWITZERLAND		21,982,463
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	7,124	129,158
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	16,432	3,369,546
TOTAL THAILAND		3,498,704
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	81,351	19,604,778
Soho House & Co Inc Class A (b)	16,027	96,323
		19,701,101
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	194,867	5,489,403
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	12,311	132,466
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	195,513	8,242,828
TOTAL UNITED KINGDOM		33,565,798
UNITED STATES - 99.0%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	8,506	253,904
AST SpaceMobile Inc Class A (b)(c)	73,043	1,695,328
AT&T Inc	3,280,083	90,858,300
Atn International Inc	4,785	84,647
Bandwidth Inc Class A (b)	11,751	145,947
Cogent Communications Holdings Inc	19,275	1,047,596
Frontier Communications Parent Inc (b)	101,243	3,670,059
GCI Liberty Inc Class A (b)(d)	19,818	0
Globalstar Inc (b)	23,060	443,213
IDT Corp Class B	9,460	475,365
Iridium Communications Inc	49,672	1,198,585
Lumen Technologies Inc (b)	462,737	1,638,089
Shenandoah Telecommunications Co	20,705	230,654
Verizon Communications Inc	1,923,683	84,757,473
		186,499,160
Entertainment - 1.6%
AMC Entertainment Holdings Inc Class A (b)(c)	174,196	465,103
Atlanta Braves Holdings Inc Class A (b)(c)	4,437	192,788
Atlanta Braves Holdings Inc Class C (b)	17,528	698,666
Cinemark Holdings Inc (c)	48,832	1,460,565
Electronic Arts Inc	108,379	15,724,709
Eventbrite Inc Class A (b)	35,153	74,524
Liberty Media Corp-Liberty Formula One Class A (b)	17,543	1,413,089
Liberty Media Corp-Liberty Formula One Class C (b)	95,779	8,492,724
Liberty Media Corp-Liberty Live Class A (b)	7,206	504,276
Liberty Media Corp-Liberty Live Class C (b)	22,980	1,643,300
Lions Gate Entertainment Corp Class A (b)(c)	30,452	270,414
Lions Gate Entertainment Corp Class B (b)	54,650	436,107
Live Nation Entertainment Inc (b)	71,645	9,489,380
Madison Square Garden Entertainment Corp Class A (b)	18,814	610,326
Madison Square Garden Sports Corp Class A (b)	7,670	1,477,012
Marcus Corp/The	11,212	182,868
Netflix Inc (b)	195,464	221,210,519
ROBLOX Corp Class A (b)	248,586	16,667,691
Roku Inc Class A (b)	58,865	4,013,416
Sphere Entertainment Co Class A (b)(c)	12,479	340,053
Take-Two Interactive Software Inc (b)	75,013	17,502,033
TKO Group Holdings Inc Class A	30,435	4,958,166
Vivid Seats Inc Class A (b)(c)	42,251	118,725
Walt Disney Co/The	826,035	75,127,883
Warner Bros Discovery Inc (b)	1,020,318	8,846,157
Warner Music Group Corp Class A	66,352	2,020,418
		393,940,912
Interactive Media & Services - 5.5%
Alphabet Inc Class A	2,665,532	423,286,482
Alphabet Inc Class C	2,160,121	347,541,867
Angi Inc Class A (b)	20,081	230,128
Bumble Inc Class A (b)(c)	37,202	156,992
Cargurus Inc Class A (b)	40,180	1,123,433
Cars.com Inc (b)	27,196	316,561
EverQuote Inc Class A (b)	12,194	289,486
fuboTV Inc (b)(c)	154,957	464,871
IAC Inc Class A (b)	32,339	1,129,925
Match Group Inc	114,833	3,405,947
MediaAlpha Inc Class A (b)	14,844	124,690
Meta Platforms Inc Class A	1,000,686	549,376,614
Nextdoor Holdings Inc Class A (b)	92,181	135,506
Outbrain Inc (b)	15,970	56,534
Pinterest Inc Class A (b)	272,072	6,888,863
QuinStreet Inc (b)	25,792	451,876
Reddit Inc Class A (b)	48,775	5,685,702
Rumble Inc Class A (b)(c)	54,394	419,922
Shutterstock Inc	11,008	175,688
Snap Inc Class A (b)	494,667	3,937,549
TripAdvisor Inc Class A (b)	50,245	625,550
Trump Media & Technology Group Corp (b)(c)	42,158	1,034,557
Vimeo Inc Class A (b)	71,547	360,597
Yelp Inc Class A (b)	30,056	1,054,364
Ziff Davis Inc (b)	19,508	576,071
ZipRecruiter Inc Class A (b)	34,241	176,684
ZoomInfo Technologies Inc (b)	123,746	1,059,266
		1,350,085,725
Media - 0.6%
Altice USA Inc Class A (b)(c)	113,625	281,790
AMC Networks Inc Class A (b)	15,231	97,478
Boston Omaha Corp (b)	10,377	161,155
Cable One Inc (c)	2,106	562,871
Cardlytics Inc (b)(c)	23,472	33,799
Charter Communications Inc Class A (b)	44,104	17,282,593
Clear Channel Outdoor Holdings Inc (b)	149,716	147,350
Comcast Corp Class A	1,723,335	58,938,057
EchoStar Corp Class A (b)	55,185	1,240,559
EW Scripps Co/The Class A (b)	28,004	56,288
Fox Corp Class A	101,957	5,076,439
Fox Corp Class B	57,553	2,661,251
Gannett Co Inc (b)	54,743	175,178
Gray Media Inc	38,157	127,826
Ibotta Inc Class A (b)(c)	3,041	148,401
iHeartMedia Inc Class A (b)	52,665	54,244
Integral Ad Science Holding Corp (b)(c)	34,370	242,996
Interpublic Group of Cos Inc/The	170,167	4,274,595
John Wiley & Sons Inc Class A	18,854	822,789
Liberty Broadband Corp Class A (b)	7,074	629,939
Liberty Broadband Corp Class C (b)	51,571	4,661,503
Magnite Inc (b)	57,412	682,629
National CineMedia Inc	43,617	249,925
New York Times Co/The Class A	74,584	3,882,843
News Corp Class A	162,162	4,397,833
News Corp Class B	60,092	1,888,091
Nexstar Media Group Inc	13,315	1,992,723
Omnicom Group Inc	89,817	6,840,463
Paramount Global Class B (c)	272,095	3,194,395
PubMatic Inc Class A (b)	17,769	173,603
Scholastic Corp	11,434	206,155
Sinclair Inc Class A	17,673	254,491
Sirius XM Holdings Inc	100,559	2,153,974
Stagwell Inc Class A (b)	47,524	265,184
TechTarget Inc/old	12,473	99,410
TEGNA Inc	73,468	1,192,386
Thryv Holdings Inc (b)	18,586	254,628
Trade Desk Inc (The) Class A (b)	205,520	11,022,038
WideOpenWest Inc (b)	22,098	96,789
		136,524,661
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	27,017	204,519
NII Holdings Inc (b)(c)(d)	11,652	0
Spok Holdings Inc	9,568	137,205
T-Mobile US Inc	219,121	54,111,931
Telephone and Data Systems Inc	44,524	1,669,205
United States Cellular Corp (b)	6,356	436,403
		56,559,263
TOTAL COMMUNICATION SERVICES		2,123,609,721

Consumer Discretionary - 10.3%
Automobile Components - 0.1%
Adient PLC (b)	38,318	484,723
American Axle & Manufacturing Holdings Inc (b)	52,777	201,608
BorgWarner Inc	100,393	2,849,153
Cooper-Standard Holdings Inc (b)	7,889	115,732
Dana Inc	59,001	810,674
Dorman Products Inc (b)	12,413	1,406,393
Fox Factory Holding Corp (b)	19,008	386,052
Gentex Corp	103,779	2,260,307
Gentherm Inc (b)	14,160	368,302
Goodyear Tire & Rubber Co/The (b)	129,988	1,414,269
LCI Industries	11,605	894,513
Lear Corp	24,475	2,098,731
Luminar Technologies Inc Class A (b)(c)	12,222	47,788
Modine Manufacturing Co (b)	24,001	1,959,442
Patrick Industries Inc	15,321	1,179,411
Phinia Inc	18,614	747,352
QuantumScape Corp Class A (b)(c)	173,470	678,268
Solid Power Inc (b)(c)	68,923	75,126
Standard Motor Products Inc	9,428	255,499
Stoneridge Inc (b)	12,066	46,574
Visteon Corp (b)	12,616	999,061
XPEL Inc (b)(e)	10,221	292,729
		19,571,707
Automobiles - 1.7%
Ford Motor Co	1,779,226	17,810,052
General Motors Co	454,754	20,573,071
Harley-Davidson Inc	52,275	1,172,006
Lucid Group Inc Class A (b)(c)	535,770	1,344,783
Rivian Automotive Inc Class A (b)(c)	333,446	4,554,872
Tesla Inc (b)	1,278,740	360,809,278
Thor Industries Inc	24,273	1,757,851
Winnebago Industries Inc	12,954	412,196
		408,434,109
Broadline Retail - 3.3%
Amazon.com Inc (b)	4,309,991	794,848,540
ContextLogic Inc Class A (b)	11,476	81,939
Dillard's Inc Class A (c)	1,373	475,964
eBay Inc	218,902	14,920,360
Etsy Inc (b)	51,297	2,230,394
Groupon Inc (b)(c)	11,086	201,876
Kohl's Corp (c)	50,827	340,541
Macy's Inc	126,697	1,446,880
Nordstrom Inc (c)	44,514	1,074,568
Ollie's Bargain Outlet Holdings Inc (b)	27,979	2,968,852
Savers Value Village Inc (b)	12,386	118,782
		818,708,696
Distributors - 0.1%
A-Mark Precious Metals Inc	8,128	197,998
Genuine Parts Co	63,551	7,470,420
LKQ Corp	118,875	4,542,214
Pool Corp	17,400	5,100,636
		17,311,268
Diversified Consumer Services - 0.1%
ADT Inc	184,050	1,476,081
Adtalem Global Education Inc (b)	17,003	1,805,719
American Public Education Inc (b)	8,085	189,998
Bright Horizons Family Solutions Inc (b)	26,626	3,339,433
Carriage Services Inc	5,845	233,566
Coursera Inc (b)	56,489	475,637
Duolingo Inc Class A (b)	17,324	6,747,352
European Wax Center Inc Class A (b)	14,609	45,579
Frontdoor Inc (b)	34,723	1,427,463
Graham Holdings Co Class B	1,541	1,417,797
Grand Canyon Education Inc (b)	13,119	2,340,036
H&R Block Inc (c)	61,098	3,688,486
KinderCare Learning Cos Inc (b)	11,313	138,697
Laureate Education Inc (b)	61,338	1,231,054
Lincoln Educational Services Corp (b)	13,310	224,939
Mister Car Wash Inc (b)(c)	42,584	292,126
Nerdy Inc Class A (b)(c)	37,220	59,179
Perdoceo Education Corp	28,201	708,409
Service Corp International/US	65,940	5,268,606
Strategic Education Inc	11,094	905,049
Stride Inc (b)	19,524	2,777,289
Udemy Inc (b)	41,417	284,535
Universal Technical Institute Inc (b)	19,994	561,032
		35,638,062
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	25,214	259,704
Airbnb Inc Class A (b)	197,834	24,119,921
Aramark	121,297	4,054,959
Biglari Holdings Inc Class B (b)	305	71,037
BJ's Restaurants Inc (b)	10,398	346,149
Bloomin' Brands Inc	34,477	276,506
Booking Holdings Inc	15,123	77,116,411
Boyd Gaming Corp	30,257	2,091,969
Brinker International Inc (b)	20,267	2,721,858
Caesars Entertainment Inc (b)	96,915	2,622,520
Carnival Corp (b)	478,884	8,782,733
Cava Group Inc (b)	37,221	3,440,337
Cheesecake Factory Inc/The (c)	21,542	1,085,071
Chipotle Mexican Grill Inc (b)	619,354	31,289,764
Choice Hotels International Inc (c)	10,183	1,284,178
Churchill Downs Inc	33,545	3,032,803
Cracker Barrel Old Country Store Inc (c)	10,152	433,490
Darden Restaurants Inc	53,527	10,739,657
Dave & Buster's Entertainment Inc (b)(c)	14,043	269,485
Denny's Corp (b)(c)	23,427	86,446
Dine Brands Global Inc	6,958	138,534
Domino's Pizza Inc	15,783	7,739,510
DoorDash Inc Class A (b)	155,037	29,905,087
DraftKings Inc Class A (b)	223,982	7,456,361
Dutch Bros Inc Class A (b)	53,145	3,174,882
El Pollo Loco Holdings Inc (b)	10,450	97,708
Everi Holdings Inc (b)	39,413	553,753
Expedia Group Inc Class A	56,366	8,845,516
First Watch Restaurant Group Inc (b)	18,634	329,076
Global Business Travel Group I Class A (b)	38,597	258,986
Golden Entertainment Inc	9,527	244,844
Hilton Grand Vacations Inc (b)(c)	28,300	951,729
Hilton Worldwide Holdings Inc	109,928	24,786,565
Hyatt Hotels Corp Class A	19,464	2,193,204
Jack in the Box Inc (c)	8,593	223,762
Krispy Kreme Inc	38,853	159,297
Kura Sushi USA Inc Class A (b)	2,605	153,382
Las Vegas Sands Corp	157,140	5,762,324
Life Time Group Holdings Inc (b)	43,417	1,331,165
Light & Wonder Inc Class A (b)	40,312	3,441,839
Lindblad Expeditions Holdings Inc (b)	16,884	149,255
Lucky Strike Entertainment Corp Class A (c)	11,519	108,279
Marriott International Inc/MD Class A1	104,563	24,946,641
Marriott Vacations Worldwide Corp	14,669	804,008
McDonald's Corp	327,443	104,667,155
MGM Resorts International (b)	102,359	3,220,214
Monarch Casino & Resort Inc	5,828	455,691
Norwegian Cruise Line Holdings Ltd (b)	201,071	3,223,168
Papa John's International Inc	14,888	514,083
Penn Entertainment Inc (b)	68,251	1,038,780
Planet Fitness Inc Class A (b)	38,425	3,634,621
Playa Hotels & Resorts NV (b)	43,986	590,292
PlayAGS Inc (b)	18,090	219,251
Portillo's Inc Class A (b)(c)	26,336	272,314
Potbelly Corp (b)	11,473	92,931
Rci Hospitality Holdings Inc	3,746	148,641
Red Rock Resorts Inc Class A	22,624	966,045
Royal Caribbean Cruises Ltd	113,140	24,314,917
Rush Street Interactive Inc Class A (b)	38,320	464,822
Sabre Corp (b)	175,935	416,966
Serve Robotics Inc (b)(c)	12,318	76,002
Shake Shack Inc Class A (b)	18,278	1,603,712
Six Flags Entertainment Corp	42,535	1,463,629
Starbucks Corp	519,041	41,549,232
Sweetgreen Inc Class A (b)	47,232	920,079
Target Hospitality Corp (b)	14,865	101,082
Texas Roadhouse Inc	30,517	5,064,601
Travel + Leisure Co	31,182	1,369,825
United Parks & Resorts Inc (b)(c)	13,041	569,240
Vail Resorts Inc	17,079	2,377,397
Viking Holdings Ltd (b)	41,751	1,713,044
Wendy's Co/The (c)	78,109	976,363
Wingstop Inc	13,334	3,518,709
Wyndham Hotels & Resorts Inc	35,483	3,026,700
Wynn Resorts Ltd	40,982	3,291,264
Xponential Fitness Inc Class A (b)(c)	10,906	91,283
Yum! Brands Inc	127,514	19,183,206
		529,015,964
Household Durables - 0.4%
Beazer Homes USA Inc (b)	13,326	260,657
Cavco Industries Inc (b)	3,660	1,807,491
Century Communities Inc	12,468	680,005
Champion Homes Inc (b)	24,032	2,078,768
Cricut Inc Class A (c)	22,674	112,917
DR Horton Inc	129,644	16,379,223
Dream Finders Homes Inc Class A (b)(c)	12,472	282,616
Ethan Allen Interiors Inc	10,301	292,857
Flexsteel Industries Inc	1,657	55,326
Garmin Ltd	70,205	13,119,208
Green Brick Partners Inc (b)	14,009	826,391
Helen of Troy Ltd (b)	10,421	290,329
Hovnanian Enterprises Inc Class A (b)	2,111	204,345
Installed Building Products Inc	10,603	1,758,295
KB Home	31,710	1,713,291
La-Z-Boy Inc	18,910	746,945
Landsea Homes Corp Class A (b)	8,200	50,019
Legacy Housing Corp (b)	5,009	121,844
Leggett & Platt Inc	61,191	588,657
Lennar Corp Class A	107,209	11,643,970
Lennar Corp Class B	4,533	468,576
LGI Homes Inc (b)	9,444	515,737
Lovesac Co/The (b)	6,690	130,121
M/I Homes Inc (b)	12,432	1,326,246
Meritage Homes Corp	33,056	2,252,436
Mohawk Industries Inc (b)	24,012	2,553,676
Newell Brands Inc	189,754	907,024
NVR Inc (b)	1,367	9,740,900
PulteGroup Inc	92,600	9,498,908
SharkNinja Inc (b)	30,153	2,427,317
Smith Douglas Homes Corp Class A (b)	4,050	78,773
Somnigroup International Inc (c)	87,437	5,338,903
Sonos Inc (b)	54,303	500,131
Taylor Morrison Home Corp (b)	47,257	2,710,189
Toll Brothers Inc	45,618	4,601,488
TopBuild Corp (b)	13,387	3,959,339
Tri Pointe Homes Inc (b)	42,754	1,314,686
Whirlpool Corp	25,251	1,926,146
		103,263,750
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	12,491	827,154
Brunswick Corp/DE	30,086	1,385,460
Funko Inc Class A (b)	16,605	66,586
Hasbro Inc	60,037	3,716,290
JAKKS Pacific Inc	4,233	81,655
Johnson Outdoors Inc Class A	2,607	59,517
Latham Group Inc (b)	17,976	98,239
Malibu Boats Inc Class A (b)	9,005	257,183
MasterCraft Boat Holdings Inc (b)	5,887	96,782
Mattel Inc (b)	153,667	2,441,769
Peloton Interactive Inc Class A (b)	170,429	1,174,256
Polaris Inc	23,920	812,323
Smith & Wesson Brands Inc	20,160	192,125
Sturm Ruger & Co Inc	7,691	312,716
Topgolf Callaway Brands Corp (b)(c)	64,562	426,755
YETI Holdings Inc (b)	38,718	1,105,399
		13,054,209
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	11,914	65,884
Abercrombie & Fitch Co Class A (b)	23,004	1,596,938
Academy Sports & Outdoors Inc	31,672	1,193,401
Advance Auto Parts Inc	27,082	886,123
America's Car-Mart Inc/TX (b)	3,546	168,151
American Eagle Outfitters Inc	79,810	840,399
Arhaus Inc Class A (b)	24,401	191,792
Arko Corp	32,224	129,702
Asbury Automotive Group Inc (b)	8,980	1,958,897
AutoNation Inc (b)	11,772	2,050,094
AutoZone Inc (b)	7,668	28,851,617
BARK Inc (b)	55,352	62,548
Barnes & Noble Education Inc (b)	7,865	82,818
Bath & Body Works Inc	98,878	3,016,768
Best Buy Co Inc	88,958	5,932,609
Beyond Inc (b)	18,568	75,572
Boot Barn Holdings Inc (b)	13,974	1,458,047
Buckle Inc/The	13,674	475,308
Build-A-Bear Workshop Inc	5,353	188,854
Burlington Stores Inc (b)	28,722	6,463,599
Caleres Inc	15,381	234,406
Camping World Holdings Inc Class A	27,407	330,528
CarMax Inc (b)	70,326	4,547,982
Carvana Co Class A (b)	54,031	13,202,475
Chewy Inc Class A (b)	75,644	2,836,650
Children's Place Inc/The (b)(c)	5,864	29,789
Citi Trends Inc (b)	3,533	78,892
Designer Brands Inc Class A (c)	15,525	43,315
Dick's Sporting Goods Inc	26,496	4,974,359
EVgo Inc Class A (b)(c)	46,360	127,954
Five Below Inc (b)	25,095	1,904,460
Floor & Decor Holdings Inc Class A (b)	48,969	3,498,345
Foot Locker Inc (b)	37,715	462,763
GameStop Corp Class A (b)(c)	185,855	5,177,920
Gap Inc/The	101,582	2,224,646
Genesco Inc (b)	4,717	91,510
Group 1 Automotive Inc	5,943	2,398,773
Guess? Inc (c)	12,514	140,783
Haverty Furniture Cos Inc	6,176	112,156
Home Depot Inc/The	453,903	163,627,493
J Jill Inc	3,396	51,687
Lands' End Inc (b)	5,435	48,263
Leslie's Inc (b)	84,587	50,769
Lithia Motors Inc Class A	12,161	3,560,254
Lowe's Cos Inc	258,015	57,681,834
MarineMax Inc (b)	9,150	196,359
Monro Inc	13,715	191,187
Murphy USA Inc	8,316	4,146,108
National Vision Holdings Inc (b)	35,978	444,328
O'Reilly Automotive Inc (b)	26,266	37,171,643
ODP Corp/The (b)	13,815	188,989
OneWater Marine Inc Class A (b)(c)	6,216	93,302
Penske Automotive Group Inc	8,596	1,338,139
Petco Health & Wellness Co Inc Class A (b)	40,210	118,620
RealReal Inc/The (b)	41,856	242,765
Restoration Hardware Inc (b)	6,871	1,264,470
Revolve Group Inc Class A (b)	17,375	345,415
Ross Stores Inc	150,790	20,959,810
Sally Beauty Holdings Inc (b)	46,561	379,007
Shoe Carnival Inc (c)	8,090	140,604
Signet Jewelers Ltd	19,860	1,177,698
Sleep Number Corp (b)(c)	10,190	79,380
Sonic Automotive Inc Class A	6,668	404,881
Stitch Fix Inc Class A (b)	47,695	155,963
ThredUp Inc Class A (b)	38,699	173,759
TJX Cos Inc/The	513,634	66,094,424
Tractor Supply Co	244,165	12,359,632
Ulta Beauty Inc (b)	21,203	8,388,755
Upbound Group Inc	23,289	463,451
Urban Outfitters Inc (b)	25,683	1,355,549
Valvoline Inc (b)	58,040	1,988,450
Victoria's Secret & Co (b)	35,850	673,980
Warby Parker Inc Class A (b)	40,795	673,525
Wayfair Inc Class A (b)(c)	45,426	1,370,048
Williams-Sonoma Inc	56,279	8,693,417
Winmark Corp	1,327	477,733
Zumiez Inc (b)	6,779	79,314
		494,957,832
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	53,775	808,776
Carter's Inc	16,440	543,342
Columbia Sportswear Co (c)	14,623	909,112
Crocs Inc (b)	25,599	2,468,256
Deckers Outdoor Corp (b)	69,385	7,689,940
Figs Inc Class A (b)(c)	58,228	234,658
G-III Apparel Group Ltd (b)	17,496	441,249
Hanesbrands Inc (b)	160,968	738,843
Kontoor Brands Inc	22,610	1,359,992
Lakeland Industries Inc	4,060	66,299
Levi Strauss & Co Class A	44,852	718,081
Lululemon Athletica Inc (b)	51,203	13,864,236
Movado Group Inc	7,438	103,313
NIKE Inc Class B	539,802	30,444,833
Oxford Industries Inc	6,746	327,856
PVH Corp	25,377	1,750,505
Ralph Lauren Corp Class A	18,208	4,095,890
Skechers USA Inc Class A (b)	60,270	2,894,165
Steven Madden Ltd	32,970	692,370
Tapestry Inc	94,606	6,683,914
Under Armour Inc Class A (b)(c)	63,370	362,476
Under Armour Inc Class C (b)	82,342	447,941
VF Corp	151,018	1,794,094
Wolverine World Wide Inc	36,556	477,056
		79,917,197
TOTAL CONSUMER DISCRETIONARY		2,519,872,794

Consumer Staples - 5.8%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (b)	3,929	965,748
Brown-Forman Corp Class A	24,292	840,746
Brown-Forman Corp Class B (c)	83,809	2,919,906
Celsius Holdings Inc (b)	71,903	2,513,729
Coca-Cola Co/The	1,769,128	128,350,237
Coca-Cola Consolidated Inc	2,695	3,653,908
Constellation Brands Inc Class A	71,028	13,320,591
Keurig Dr Pepper Inc	545,554	18,870,713
MGP Ingredients Inc	6,439	189,757
Molson Coors Beverage Co Class B	78,731	4,529,394
Monster Beverage Corp (b)	319,981	19,237,258
National Beverage Corp	10,696	474,902
PepsiCo Inc	626,691	84,966,766
Primo Brands Corp Class A	91,103	2,976,335
Vita Coco Co Inc/The (b)	17,865	590,438
		284,400,428
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	185,474	4,076,719
Andersons Inc/The	14,682	553,658
BJ's Wholesale Club Holdings Inc (b)	60,371	7,097,215
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Casey's General Stores Inc	16,971	7,850,615
Chefs' Warehouse Inc/The (b)	16,033	913,400
Costco Wholesale Corp	202,836	201,720,403
Dollar General Corp	100,521	9,417,812
Dollar Tree Inc (b)	92,396	7,555,221
Grocery Outlet Holding Corp (b)	44,299	743,780
Guardian Pharmacy Services Inc Class A (b)	4,208	105,368
Ingles Markets Inc Class A	6,662	410,979
Kroger Co/The	304,183	21,965,054
Maplebear Inc (b)	74,034	2,953,216
Natural Grocers by Vitamin Cottage Inc	4,797	240,618
Performance Food Group Co (b)	71,445	5,762,754
PriceSmart Inc	11,326	1,149,476
SpartanNash Co	15,187	301,310
Sprouts Farmers Market Inc (b)	45,699	7,814,529
Sysco Corp	223,566	15,962,612
Target Corp	209,407	20,249,657
United Natural Foods Inc (b)	27,458	733,403
US Foods Holding Corp (b)	105,335	6,916,296
Walgreens Boots Alliance Inc	327,906	3,597,129
Walmart Inc	1,982,225	192,771,381
Weis Markets Inc	7,498	644,753
		521,507,358
Food Products - 0.7%
Alico Inc	2,578	73,575
Archer-Daniels-Midland Co	218,721	10,443,928
B&G Foods Inc (c)	36,163	249,163
Beyond Meat Inc (b)(c)	36,232	89,854
BRC Inc Class A (b)(c)	20,964	47,797
Bunge Global SA	61,032	4,804,439
Cal-Maine Foods Inc	18,616	1,738,176
Calavo Growers Inc	7,704	212,784
Conagra Brands Inc	218,243	5,392,785
Darling Ingredients Inc (b)	72,547	2,335,288
Flowers Foods Inc	89,395	1,572,458
Fresh Del Monte Produce Inc	15,357	522,292
Freshpet Inc (b)	22,163	1,629,867
General Mills Inc	251,925	14,294,225
Hain Celestial Group Inc (b)	41,288	125,516
Hershey Co/The	67,521	11,288,836
Hormel Foods Corp	133,040	3,977,896
Ingredion Inc	29,490	3,916,862
J & J Snack Foods Corp	7,152	926,828
JM Smucker Co	48,651	5,656,652
John B Sanfilippo & Son Inc	4,135	274,026
Kellanova	122,676	10,153,893
Kraft Heinz Co/The	398,711	11,602,490
Lamb Weston Holdings Inc	65,227	3,444,638
Lancaster Colony Corp	8,837	1,438,487
Limoneira Co	7,180	107,915
Mama's Creations Inc (b)	15,469	102,095
McCormick & Co Inc/MD	115,425	8,848,481
Mission Produce Inc (b)	19,877	208,212
Mondelez International Inc	591,079	40,270,212
Pilgrim's Pride Corp	18,370	1,002,635
Post Holdings Inc (b)	20,892	2,364,348
Seaboard Corp	116	299,974
Seneca Foods Corp Class A (b)	2,065	185,210
Simply Good Foods Co/The (b)	42,092	1,519,942
The Campbell's Company	89,993	3,281,145
Tootsie Roll Industries Inc Class A	7,927	253,664
TreeHouse Foods Inc (b)	20,639	480,682
Tyson Foods Inc Class A	130,775	8,008,661
Utz Brands Inc Class A	32,775	435,580
Vital Farms Inc (b)(c)	13,976	478,538
Westrock Coffee Co (b)(c)	16,119	93,490
WK Kellogg Co (c)	30,282	542,956
		164,696,495
Household Products - 1.0%
Central Garden & Pet Co (b)	7,077	237,504
Central Garden & Pet Co Class A (b)	19,876	587,733
Church & Dwight Co Inc	112,441	11,169,889
Clorox Co/The	56,318	8,014,051
Colgate-Palmolive Co	370,851	34,188,754
Energizer Holdings Inc	29,902	808,550
Kimberly-Clark Corp	151,565	19,973,236
Oil-Dri Corp of America	4,712	198,328
Procter & Gamble Co/The	1,071,405	174,178,311
Reynolds Consumer Products Inc	24,928	573,344
Spectrum Brands Holdings Inc	12,035	759,409
WD-40 Co	6,181	1,411,493
		252,100,602
Personal Care Products - 0.1%
BellRing Brands Inc (b)	58,641	4,523,567
Coty Inc Class A (b)	167,106	843,885
Edgewell Personal Care Co	21,971	671,214
elf Beauty Inc (b)(c)	25,749	1,593,091
Estee Lauder Cos Inc/The Class A	107,050	6,418,718
Herbalife Ltd (b)	45,995	331,164
Honest Co Inc/The (b)	32,712	156,690
Interparfums Inc	8,209	896,423
Kenvue Inc	876,094	20,675,818
Medifast Inc (b)	4,949	65,029
Nu Skin Enterprises Inc Class A	22,773	144,153
Olaplex Holdings Inc (b)	54,831	71,829
USANA Health Sciences Inc (b)	5,078	142,641
		36,534,222
Tobacco - 0.7%
Altria Group Inc	774,404	45,805,997
Philip Morris International Inc	710,489	121,749,395
Turning Point Brands Inc	8,078	495,828
Universal Corp/VA	11,338	660,665
		168,711,885
TOTAL CONSUMER STAPLES		1,427,950,990

Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	79,940	1,880,988
Aris Water Solutions Inc Class A	12,184	304,113
Atlas Energy Solutions Inc	32,810	443,919
Baker Hughes Co Class A	452,625	16,022,926
Bristow Group Inc (b)	11,252	326,758
Cactus Inc Class A	30,566	1,159,674
ChampionX Corp	87,242	2,105,150
Core Laboratories Inc	21,444	243,818
DMC Global Inc (b)(c)	7,515	48,772
Expro Group Holdings NV (b)	48,914	404,519
Halliburton Co	397,221	7,872,921
Helix Energy Solutions Group Inc (b)	65,542	399,151
Helmerich & Payne Inc	45,369	857,020
Innovex International Inc (b)	17,592	265,639
Kodiak Gas Services Inc	17,910	609,119
Liberty Energy Inc Class A	73,914	850,011
Nabors Industries Ltd (b)(c)	4,128	110,796
Natural Gas Services Group Inc (b)	4,417	79,373
Noble Corp PLC (c)	60,045	1,305,378
NOV Inc	173,854	2,018,445
NPK International Inc (b)	39,890	230,564
Oceaneering International Inc (b)	46,051	817,405
Oil States International Inc (b)	26,404	92,678
Patterson-UTI Energy Inc	160,471	905,056
ProPetro Holding Corp (b)	35,938	178,971
Ranger Energy Services Inc Class A	7,501	83,186
RPC Inc	37,958	179,541
Schlumberger NV	640,361	21,292,004
Select Water Solutions Inc Class A	43,564	371,165
Solaris Energy Infrastructure Inc Class A	16,293	344,434
TETRA Technologies Inc (b)	54,454	155,194
Tidewater Inc (b)	22,013	796,650
Transocean Ltd (b)(c)	358,135	762,828
Valaris Ltd (b)(c)	29,885	965,584
Weatherford International PLC	33,242	1,376,219
		65,859,969
Oil, Gas & Consumable Fuels - 2.9%
Amplify Energy Corp (b)	19,243	50,031
Antero Midstream Corp	153,889	2,546,863
Antero Resources Corp (b)	133,622	4,654,054
APA Corp	169,093	2,627,705
Berry Corp	36,393	90,255
California Resources Corp	32,635	1,126,234
Calumet Inc (c)	31,423	333,084
Centrus Energy Corp Class A (b)(c)	6,694	463,827
Cheniere Energy Inc	102,554	23,701,255
Chevron Corp	763,778	103,919,635
Chord Energy Corp	28,097	2,535,192
Civitas Resources Inc	40,572	1,105,587
Clean Energy Fuels Corp (b)	78,062	113,190
CNX Resources Corp (b)	68,027	2,002,035
Comstock Resources Inc (b)(c)	41,362	755,684
ConocoPhillips	583,133	51,968,813
Core Natural Resources Inc	23,165	1,672,745
Coterra Energy Inc	337,041	8,277,727
Crescent Energy Co Class A	83,773	693,640
CVR Energy Inc (c)	15,609	294,386
Delek US Holdings Inc	28,932	376,695
Devon Energy Corp	300,498	9,138,144
Diamondback Energy Inc	85,475	11,283,555
Dorian LPG Ltd	16,704	357,800
DT Midstream Inc	46,405	4,510,566
EOG Resources Inc	257,134	28,369,594
EQT Corp	272,775	13,485,996
Excelerate Energy Inc Class A	10,737	274,652
Expand Energy Corp	96,176	9,992,686
Exxon Mobil Corp	1,989,215	210,120,780
FutureFuel Corp	13,501	55,489
Gevo Inc (b)(c)	105,526	116,079
Granite Ridge Resources Inc	25,515	122,727
Green Plains Inc (b)(c)	29,974	107,307
Gulfport Energy Corp (b)	5,701	983,423
Hallador Energy Co (b)	14,907	209,667
Hess Corp	126,421	16,314,630
HF Sinclair Corp	73,124	2,198,839
HighPeak Energy Inc Class A (c)	11,790	94,438
International Seaways Inc	18,492	627,988
Kinder Morgan Inc	883,565	23,237,760
Kinetik Holdings Inc Class A	17,251	713,156
Magnolia Oil & Gas Corp Class A	87,657	1,799,598
Marathon Petroleum Corp	144,486	19,853,821
Matador Resources Co	53,104	2,099,732
Murphy Oil Corp	62,707	1,287,375
New Fortress Energy Inc Class A (c)	58,547	317,910
NextDecade Corp (b)	62,845	470,081
Northern Oil & Gas Inc	45,539	1,106,598
Occidental Petroleum Corp	309,056	12,179,897
ONEOK Inc	283,655	23,305,095
Ovintiv Inc	118,963	3,994,778
Par Pacific Holdings Inc (b)	25,460	364,587
PBF Energy Inc Class A	44,858	770,660
Peabody Energy Corp	55,598	686,079
Permian Resources Corp Class A	292,638	3,453,128
Phillips 66	188,843	19,651,003
Range Resources Corp	110,302	3,742,547
REX American Resources Corp (b)	7,155	284,197
Riley Exploration Permian Inc	4,217	104,076
Ring Energy Inc (b)	51,365	45,514
Sable Offshore Corp (b)(c)	28,880	538,901
SandRidge Energy Inc	15,772	143,683
Sitio Royalties Corp Class A	36,515	619,294
SM Energy Co	52,401	1,194,219
Summit Midstream Corp Class A	4,334	120,659
Talos Energy Inc (b)	57,055	392,538
Targa Resources Corp	99,706	17,039,755
Texas Pacific Land Corp	8,612	11,099,748
Uranium Energy Corp (b)(c)	193,316	1,014,909
VAALCO Energy Inc	48,827	159,664
Valero Energy Corp	144,752	16,804,260
Viper Energy Inc Class A	60,067	2,422,502
Vital Energy Inc (b)(c)	12,434	176,314
Vitesse Energy Inc (c)	13,195	269,838
W&T Offshore Inc (c)	46,030	52,934
Williams Cos Inc/The	557,155	32,632,568
World Kinect Corp	26,539	665,864
		722,488,239
TOTAL ENERGY		788,348,208

Financials - 14.8%
Banks - 3.7%
1st Source Corp	7,807	468,030
Amalgamated Financial Corp	9,534	268,477
Amerant Bancorp Inc Class A	16,372	275,704
Ameris Bancorp	29,501	1,728,759
Associated Banc-Corp	74,773	1,649,492
Atlantic Union Bankshares Corp	59,490	1,647,873
Axos Financial Inc (b)	24,767	1,572,209
Banc of California Inc	62,903	847,932
BancFirst Corp	9,079	1,069,688
Bancorp Inc/The (b)	21,893	1,057,651
Bank First Corp	4,152	453,315
Bank of America Corp	3,025,589	120,660,489
Bank of Hawaii Corp	18,134	1,198,839
Bank of Marin Bancorp	6,581	135,041
Bank OZK	48,135	2,050,551
BankUnited Inc	34,079	1,114,724
Banner Corp	15,891	971,576
Bar Harbor Bankshares	6,973	206,680
Berkshire Hills Bancorp Inc	20,809	516,687
BOK Financial Corp	10,230	953,129
Brookline Bancorp Inc	41,055	428,614
Burke & Herbert Financial Services Corp	6,034	337,361
Business First Bancshares Inc	12,719	293,173
Byline Bancorp Inc	11,320	289,113
Cadence Bank	84,202	2,463,751
California BanCorp (b)	10,555	147,452
Camden National Corp	7,708	296,912
Capital Bancorp Inc	5,363	169,417
Capitol Federal Financial Inc	55,698	315,808
Cathay General Bancorp	32,476	1,353,924
Central Pacific Financial Corp	12,350	317,272
Citigroup Inc	857,752	58,653,082
Citizens Financial Group Inc	199,910	7,374,680
City Holding Co	6,718	778,415
CNB Financial Corp/PA	9,524	209,052
Coastal Financial Corp/WA Class A (b)	5,509	452,564
Columbia Banking System Inc	95,664	2,144,787
Columbia Financial Inc (b)	12,442	167,594
Comerica Inc	60,190	3,235,213
Commerce Bancshares Inc/MO	55,962	3,399,132
Community Financial System Inc	24,010	1,310,706
Community Trust Bancorp Inc	7,003	342,867
Connectone Bancorp Inc	16,422	369,988
Cullen/Frost Bankers Inc	29,317	3,414,551
Customers Bancorp Inc (b)	13,323	666,150
CVB Financial Corp	59,867	1,109,934
Dime Community Bancshares Inc	17,870	459,080
Eagle Bancorp Inc	13,810	247,890
East West Bancorp Inc	63,290	5,414,460
Eastern Bankshares Inc	87,684	1,308,245
Enterprise Bancorp Inc/MA	4,316	160,555
Enterprise Financial Services Corp	16,865	877,317
Equity Bancshares Inc Class A	6,944	267,275
Esquire Financial Holdings Inc	2,978	246,936
Farmers National Banc Corp	17,168	223,871
FB Bancorp Inc	9,352	105,209
FB Financial Corp	15,953	678,960
Fifth Third Bancorp	306,286	11,007,919
Financial Institutions Inc	8,896	225,869
First Bancorp/Southern Pines NC	18,872	763,561
First Busey Corp	37,689	783,554
First Business Financial Services Inc	3,294	158,572
First Citizens BancShares Inc/NC Class A	5,282	9,397,417
First Commonwealth Financial Corp	46,281	709,025
First Community Bankshares Inc	7,435	280,151
First Financial Bancorp	43,507	1,007,187
First Financial Bankshares Inc	58,645	1,965,194
First Financial Corp	4,871	240,627
First Foundation Inc	34,538	173,381
First Hawaiian Inc	57,745	1,320,051
First Horizon Corp	239,745	4,334,590
First Interstate BancSystem Inc Class A	39,116	1,024,644
First Merchants Corp	26,785	954,617
First Mid Bancshares Inc	9,290	310,565
Firstsun Capital Bancorp (b)	5,084	177,889
Five Star Bancorp	7,345	203,310
Flagstar Financial Inc	138,428	1,620,992
Flushing Financial Corp	15,379	184,087
FNB Corp/PA	165,146	2,161,761
Fulton Financial Corp	83,020	1,384,774
German American Bancorp Inc	17,068	647,048
Glacier Bancorp Inc	51,695	2,107,088
Great Southern Bancorp Inc	3,964	218,020
Hancock Whitney Corp	39,500	2,057,555
Hanmi Financial Corp	13,502	308,791
Harborone Northeast Bancorp Inc	17,207	194,783
Heritage Commerce Corp	28,052	253,590
Heritage Financial Corp Wash	15,988	364,846
Hilltop Holdings Inc	21,173	625,239
Hingham Institution For Savings The	821	204,889
Home BancShares Inc/AR	84,704	2,350,536
HomeStreet Inc (b)	8,201	93,162
HomeTrust Bancshares Inc	6,340	216,448
Hope Bancorp Inc	57,875	577,014
Horizon Bancorp Inc/IN	19,812	290,840
Huntington Bancshares Inc/OH	664,690	9,657,946
Independent Bank Corp	19,378	1,145,046
Independent Bank Corp/MI	9,530	290,284
International Bancshares Corp	24,393	1,488,949
JPMorgan Chase & Co	1,277,652	312,539,232
Kearny Financial Corp/MD	25,788	161,433
KeyCorp	455,606	6,761,193
Lakeland Financial Corp	11,732	653,120
Live Oak Bancshares Inc	15,599	407,758
M&T Bank Corp	75,827	12,872,392
Mercantile Bank Corp	7,458	315,548
Metropolitan Bank Holding Corp (b)	4,447	275,403
Mid Penn Bancorp Inc	8,356	242,742
Midland States Bancorp Inc	9,833	160,081
MidWestOne Financial Group Inc	8,742	242,503
National Bank Holdings Corp Class A	17,380	628,461
NB Bancorp Inc (b)	17,605	301,926
Nbt Bancorp Inc	21,518	911,072
Nicolet Bankshares Inc	6,164	720,017
Northeast Bank	3,210	265,852
Northeast Community Bancorp Inc	6,071	138,175
Northfield Bancorp Inc	17,008	179,434
Northrim BanCorp Inc	2,507	201,287
Northwest Bancshares Inc	57,945	715,621
OceanFirst Financial Corp	26,703	442,202
Old National Bancorp/IN	146,036	3,006,881
Old Second Bancorp Inc	20,745	327,564
Origin Bancorp Inc	13,404	429,464
Orrstown Financial Services Inc	8,876	266,014
Pacific Premier Bancorp Inc	44,000	894,960
Park National Corp	6,627	994,713
Pathward Financial Inc	10,892	864,498
Peapack-Gladstone Financial Corp	6,988	193,428
Peoples Bancorp Inc/OH	15,974	463,406
Peoples Financial Services Corp	4,330	187,143
Pinnacle Financial Partners Inc	34,931	3,501,483
PNC Financial Services Group Inc/The	180,916	29,071,392
Preferred Bank/Los Angeles CA	5,642	450,570
Prosperity Bancshares Inc	43,700	2,967,230
Provident Financial Services Inc	59,492	973,884
QCR Holdings Inc	7,706	500,505
Regions Financial Corp	415,795	8,486,376
Renasant Corp	42,100	1,350,147
Republic Bancorp Inc/KY Class A	4,332	293,926
S&T Bancorp Inc	17,461	636,279
Seacoast Banking Corp of Florida	38,696	917,482
ServisFirst Bancshares Inc	22,912	1,631,793
Shore Bancshares Inc	13,928	192,624
Simmons First National Corp Class A	57,359	1,070,319
SmartFinancial Inc	6,502	197,791
Southern Missouri Bancorp Inc	4,278	225,237
Southside Bancshares Inc	12,969	365,596
SouthState Corp	44,934	3,899,373
Stellar Bancorp Inc	21,726	542,281
Stock Yards Bancorp Inc	12,340	898,229
Synovus Financial Corp	64,436	2,791,368
Texas Capital Bancshares Inc (b)	21,009	1,431,763
TFS Financial Corp	24,215	313,826
Third Coast Bancshares Inc (b)	5,879	175,194
Tompkins Financial Corp	5,767	343,713
Towne Bank/Portsmouth VA	31,586	1,040,759
TriCo Bancshares	15,073	581,516
Triumph Financial Inc (b)	10,018	535,162
Truist Financial Corp	601,368	23,056,449
TrustCo Bank Corp NY	8,705	265,067
Trustmark Corp	27,803	932,791
UMB Financial Corp	31,181	2,948,787
United Bankshares Inc/WV	65,118	2,232,896
United Community Banks Inc/GA	54,451	1,503,392
Unity Bancorp Inc	2,785	115,298
Univest Financial Corp	13,164	388,865
US Bancorp	712,886	28,757,821
Valley National Bancorp	216,643	1,863,130
Veritex Holdings Inc	24,899	579,649
WaFd Inc	37,387	1,066,651
Washington Trust Bancorp Inc	8,791	242,632
Webster Financial Corp	78,442	3,710,307
Wells Fargo & Co	1,502,816	106,714,964
WesBanco Inc	43,578	1,297,753
Westamerica BanCorp	12,215	591,572
Western Alliance Bancorp	49,812	3,472,395
Wintrust Financial Corp	30,472	3,387,572
WSFS Financial Corp	26,747	1,378,808
Zions Bancorp NA	67,726	3,045,638
		902,061,745
Capital Markets - 3.4%
Acadian Asset Management Inc	12,643	340,602
Affiliated Managers Group Inc	13,361	2,212,982
Ameriprise Financial Inc	43,961	20,706,510
Ares Management Corp Class A	85,229	12,999,979
Artisan Partners Asset Management Inc Class A	31,990	1,182,990
Bank of New York Mellon Corp/The	327,879	26,364,750
BGC Group Inc Class A	170,913	1,548,472
Blackrock Inc	66,523	60,819,318
Blackstone Inc	334,468	44,052,780
Blue Owl Capital Inc Class A	238,728	4,423,630
Bridge Investment Group Holdings Inc Class A	16,624	159,424
Carlyle Group Inc/The	96,568	3,731,388
Cboe Global Markets Inc	47,839	10,610,690
Charles Schwab Corp/The	778,666	63,383,412
CME Group Inc Class A	164,657	45,623,162
Cohen & Steers Inc	12,262	935,836
Coinbase Global Inc Class A (b)	96,039	19,485,353
Diamond Hill Investment Group Inc	1,274	160,499
DigitalBridge Group Inc Class A	71,513	600,709
Donnelley Financial Solutions Inc (b)	12,071	581,822
Evercore Inc Class A	16,161	3,317,692
FactSet Research Systems Inc	17,378	7,511,119
Federated Hermes Inc Class B	35,620	1,446,528
Forge Global Holdings Inc Class A (b)(c)	288	4,173
Franklin Resources Inc	141,406	2,652,777
GCM Grosvenor Inc Class A	20,369	255,427
Goldman Sachs Group Inc/The	142,577	78,068,037
Hamilton Lane Inc Class A	19,847	3,066,163
Houlihan Lokey Inc Class A	24,721	4,006,780
Interactive Brokers Group Inc Class A	49,777	8,554,177
Intercontinental Exchange Inc	262,512	44,094,141
Invesco Ltd	204,379	2,846,999
Janus Henderson Group PLC	58,230	1,933,818
Jefferies Financial Group Inc	74,478	3,480,357
KKR & Co Inc Class A	308,484	35,250,467
Lazard Inc	51,424	2,000,394
LPL Financial Holdings Inc	36,230	11,585,992
MarketAxess Holdings Inc	17,237	3,819,547
Moelis & Co Class A	32,173	1,723,829
Moody's Corp	70,731	32,049,631
Morgan Stanley	565,395	65,257,891
Morningstar Inc	12,381	3,525,118
MSCI Inc	35,477	19,338,867
Nasdaq Inc	189,101	14,411,387
Northern Trust Corp	89,597	8,420,326
Open Lending Corp (b)	50,565	62,701
Oppenheimer Holdings Inc Class A	2,686	158,501
P10 Inc Class A	24,604	272,366
Perella Weinberg Partners Class A	26,799	460,139
Piper Sandler Cos	7,341	1,770,062
PJT Partners Inc Class A	10,854	1,538,120
Raymond James Financial Inc	84,284	11,550,279
Robinhood Markets Inc Class A (b)	325,091	15,965,219
S&P Global Inc	143,925	71,969,697
SEI Investments Co	44,191	3,459,713
State Street Corp	131,839	11,615,016
StepStone Group Inc Class A	30,092	1,504,901
Stifel Financial Corp	46,651	3,997,524
StoneX Group Inc (b)	19,548	1,731,269
T Rowe Price Group Inc	101,823	9,016,427
TPG Inc Class A (c)	42,564	1,977,098
Tradeweb Markets Inc Class A	53,089	7,342,209
Victory Capital Holdings Inc Class A	20,329	1,164,648
Virtu Financial Inc Class A	36,821	1,441,542
Virtus Invt Partners Inc	3,027	464,917
WisdomTree Inc	52,016	452,539
		826,460,832
Consumer Finance - 0.6%
Ally Financial Inc	125,586	4,101,639
American Express Co	253,600	67,561,576
Atlanticus Holdings Corp (b)	2,143	117,479
Bread Financial Holdings Inc	22,397	1,062,738
Capital One Financial Corp	174,209	31,402,914
Credit Acceptance Corp (b)(c)	2,854	1,391,097
Dave Inc Class A (b)	3,385	320,966
Discover Financial Services	114,712	20,954,441
Encore Capital Group Inc (b)	10,822	372,277
Enova International Inc (b)	11,734	1,077,064
EZCORP Inc Class A (b)	24,024	393,273
FirstCash Holdings Inc	17,779	2,381,675
Green Dot Corp Class A (b)	24,622	206,086
LendingClub Corp (b)	52,377	511,723
Lendingtree Inc (b)	4,999	257,898
Navient Corp	33,825	418,754
Nelnet Inc Class A	8,015	850,311
NerdWallet Inc Class A (b)	16,190	145,062
OneMain Holdings Inc	54,488	2,564,750
Oportun Financial Corp (b)	13,661	69,944
PRA Group Inc (b)	18,023	329,821
PROG Holdings Inc	18,965	499,917
SLM Corp	96,093	2,778,049
SoFi Technologies Inc Class A (b)	500,888	6,266,109
Synchrony Financial	177,729	9,233,022
Upstart Holdings Inc (b)(c)	37,183	1,777,347
World Acceptance Corp (b)	1,477	190,710
		157,236,642
Financial Services - 4.7%
Affirm Holdings Inc Class A (b)	115,333	5,738,970
Alerus Financial Corp	10,686	212,438
Apollo Global Management Inc	204,289	27,881,363
AvidXchange Holdings Inc (b)	85,405	694,343
Berkshire Hathaway Inc Class B (b)	837,549	446,623,005
Block Inc Class A (b)	255,832	14,958,497
Cannae Holdings Inc	25,526	452,065
Cantaloupe Inc (b)	27,225	217,800
Cass Information Systems Inc	5,546	225,944
Corebridge Financial Inc	117,131	3,470,592
Corpay Inc (b)	31,878	10,372,145
Enact Holdings Inc	13,362	478,226
Equitable Holdings Inc	141,776	7,010,823
Essent Group Ltd	47,918	2,727,972
Euronet Worldwide Inc (b)	18,842	1,867,242
Federal Agricultural Mortgage Corp Class C	4,244	744,101
Fidelity National Information Services Inc	242,079	19,095,192
Fiserv Inc (b)	259,964	47,981,555
Flywire Corp (b)	50,339	473,690
Global Payments Inc	113,229	8,640,505
HA Sustainable Infrastructure Capital Inc	54,289	1,356,139
International Money Express Inc (b)	13,359	165,919
Jack Henry & Associates Inc	33,335	5,781,289
Jackson Financial Inc	33,729	2,627,826
loanDepot Inc Class A (b)	35,820	39,760
Marqeta Inc Class A (b)	186,995	781,639
Mastercard Inc Class A	372,106	203,936,414
Merchants Bancorp/IN	12,518	376,541
MGIC Investment Corp	113,534	2,828,132
Mr Cooper Group Inc (b)	29,036	3,455,574
NCR Atleos Corp (b)	33,011	921,667
NewtekOne Inc	11,350	118,040
NMI Holdings Inc (b)	36,156	1,307,763
Onity Group Inc (b)	2,754	103,303
Paymentus Holdings Inc Class A (b)	9,288	301,488
Payoneer Global Inc (b)	117,968	829,315
PayPal Holdings Inc (b)	452,112	29,767,054
PennyMac Financial Services Inc	14,548	1,417,557
Radian Group Inc	66,264	2,116,472
Remitly Global Inc (b)	67,763	1,370,168
Repay Holdings Corp Class A (b)	33,732	134,928
Rocket Cos Inc Class A (c)	62,539	807,378
Sezzle Inc (b)(c)	6,913	359,130
Shift4 Payments Inc Class A (b)(c)	31,411	2,569,420
Toast Inc Class A (b)	189,543	6,743,940
UWM Holdings Corp Class A	43,955	206,589
Velocity Financial Inc (b)	4,052	72,409
Visa Inc Class A	787,449	272,063,630
Voya Financial Inc	43,904	2,599,117
Walker & Dunlop Inc	14,641	1,120,622
Western Union Co/The	154,277	1,528,885
WEX Inc (b)	15,926	2,076,273
		1,149,750,849
Insurance - 2.4%
Abacus Global Management Inc Class A (b)	11,955	98,747
AFLAC Inc	226,140	24,576,895
Allstate Corp/The	121,098	24,024,632
Ambac Financial Group Inc (b)	21,765	173,685
American Coastal Insurance Corp	11,267	128,781
American Financial Group Inc/OH	32,972	4,176,234
American International Group Inc	271,126	22,102,192
Amerisafe Inc	8,762	407,345
Aon PLC	98,802	35,053,962
Arch Capital Group Ltd	171,313	15,534,663
Arthur J Gallagher & Co	116,221	37,270,912
Assurant Inc	23,416	4,513,200
Assured Guaranty Ltd	21,813	1,913,654
Axis Capital Holdings Ltd	34,732	3,345,386
Baldwin Insurance Group Inc/The Class A (b)	30,826	1,282,978
Bowhead Specialty Holdings Inc (b)	3,582	143,961
Brighthouse Financial Inc (b)	26,770	1,558,549
Brown & Brown Inc	108,396	11,988,598
Chubb Ltd	170,265	48,709,411
Cincinnati Financial Corp	71,496	9,952,958
CNO Financial Group Inc	46,301	1,756,660
Donegal Group Inc Class A	7,185	139,030
eHealth Inc (b)	13,257	73,708
Employers Holdings Inc	11,239	546,103
Enstar Group Ltd (b)	5,704	1,907,475
Erie Indemnity Co Class A	11,388	4,083,965
Everest Group Ltd	19,651	7,051,368
F&G Annuities & Life Inc	9,786	340,651
Fidelity National Financial Inc/US	118,887	7,614,712
First American Financial Corp	46,995	2,857,766
Genworth Financial Inc Class A (b)	194,476	1,334,105
Globe Life Inc	38,308	4,724,909
Goosehead Insurance Inc Class A	11,132	1,082,142
Hanover Insurance Group Inc/The	16,509	2,742,145
Hartford Insurance Group Inc/The	131,406	16,119,574
HCI Group Inc	3,881	567,790
Heritage Insurance Holdings Inc (b)	9,974	188,509
Hippo Holdings Inc (b)	8,173	188,960
Horace Mann Educators Corp	18,583	771,938
Investors Title Co	673	155,591
James River Group Holdings Ltd	17,389	82,771
Kemper Corp	27,406	1,620,243
Kinsale Capital Group Inc	10,115	4,402,655
Lemonade Inc (b)(c)	25,073	732,633
Lincoln National Corp	77,701	2,476,331
Loews Corp	80,751	7,011,609
Markel Group Inc (b)	5,845	10,629,717
Marsh & McLennan Cos Inc	224,396	50,594,566
MBIA Inc (b)	19,398	90,976
Mercury General Corp	12,149	673,298
MetLife Inc	264,558	19,939,736
Old Republic International Corp	106,495	4,004,212
Oscar Health Inc Class A (b)	92,049	1,197,557
Palomar Hldgs Inc (b)	12,101	1,754,887
Primerica Inc	15,283	4,005,216
Principal Financial Group Inc	96,257	7,137,457
ProAssurance Corp (b)	23,317	541,188
Progressive Corp/The	267,677	75,415,318
Prudential Financial Inc	161,793	16,617,759
Reinsurance Group of America Inc	30,129	5,643,463
RLI Corp	38,084	2,818,597
Root Inc/OH Class A (b)	3,552	496,108
Ryan Specialty Holdings Inc Class A	48,664	3,187,979
Safety Insurance Group Inc	6,774	518,211
Selective Insurance Group Inc	27,847	2,429,094
Selectquote Inc (b)	65,815	208,634
Skyward Specialty Insurance Group Inc (b)	14,996	796,138
Stewart Information Services Corp	12,688	830,810
The Travelers Companies, Inc.	103,592	27,361,755
Tiptree Inc Class A	9,821	219,107
Trupanion Inc (b)(c)	15,254	558,296
TWFG Inc Class A	5,594	177,218
United Fire Group Inc	9,877	273,297
Universal Insurance Holdings Inc	11,622	281,717
Unum Group	75,134	5,834,906
W R Berkley Corp	137,208	9,836,442
White Mountains Insurance Group Ltd	1,156	2,043,172
Willis Towers Watson PLC	45,600	14,035,680
		587,682,597
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AG Mortgage Investment Trust Inc	13,969	91,218
AGNC Investment Corp	410,879	3,628,062
Annaly Capital Management Inc	264,741	5,188,924
Apollo Commercial Real Estate Finance Inc	58,687	549,897
Arbor Realty Trust Inc (c)	86,217	994,082
Ares Commercial Real Estate Corp	25,633	104,326
ARMOUR Residential REIT Inc	35,121	578,443
Blackstone Mortgage Trust Inc Class A	78,481	1,495,063
Brightspire Capital Inc Class A	59,212	296,652
Chimera Investment Corp	37,263	459,825
Claros Mortgage Trust Inc	52,325	128,720
Dynex Capital Inc	38,870	479,267
Ellington Financial Inc	41,648	542,673
Franklin BSP Realty Trust Inc	38,452	437,584
Invesco Mortgage Capital Inc (c)	28,212	206,794
Kkr Real Estate Finance Trust Inc	26,614	246,180
Ladder Capital Corp Class A	50,486	527,074
MFA Financial Inc	46,929	460,843
New York Mortgage Trust Inc	41,798	245,354
Orchid Island Capital Inc	42,942	307,035
Pennymac Mortgage Investment Trust	40,005	513,664
Ready Capital Corp (c)	77,066	342,944
Redwood Trust Inc	60,997	378,791
Rithm Capital Corp	238,352	2,664,775
Starwood Property Trust Inc	147,465	2,829,853
TPG RE Finance Trust Inc	30,699	234,540
Two Harbors Investment Corp	47,663	565,760
		24,498,343
TOTAL FINANCIALS		3,647,691,008

Health Care - 10.9%
Biotechnology - 2.2%
2seventy bio Inc (b)	23,542	117,475
4D Molecular Therapeutics Inc (b)	15,541	52,373
89bio Inc (b)	57,633	462,217
AbbVie Inc	806,699	157,386,975
Abeona Therapeutics Inc (b)(c)	18,860	123,722
Absci Corp (b)(c)	38,798	119,110
ACADIA Pharmaceuticals Inc (b)	56,114	819,264
ACELYRIN Inc (b)(c)	33,216	82,044
ADMA Biologics Inc (b)	107,852	2,566,878
Agios Pharmaceuticals Inc (b)	26,088	774,553
Akebia Therapeutics Inc (b)	91,307	220,050
Akero Therapeutics Inc (b)	31,983	1,458,745
Alector Inc (b)	35,544	42,653
Alkermes PLC (b)	74,159	2,133,554
Allogene Therapeutics Inc (b)(c)	72,949	122,554
Alnylam Pharmaceuticals Inc (b)	59,174	15,576,964
Altimmune Inc (b)(c)	32,438	170,300
Amgen Inc	245,494	71,419,114
Amicus Therapeutics Inc (b)	123,016	944,763
AnaptysBio Inc (b)(c)	8,870	197,091
Anavex Life Sciences Corp (b)(c)	38,810	368,695
Anika Therapeutics Inc (b)	6,770	98,368
Annexon Inc (b)	40,085	74,558
Apellis Pharmaceuticals Inc (b)	48,788	937,217
Apogee Therapeutics Inc (b)	14,263	559,823
Arbutus Biopharma Corp (b)(c)	67,309	238,947
Arcellx Inc (b)	17,776	1,154,551
Arcturus Therapeutics Holdings Inc (b)	11,420	146,290
Arcus Biosciences Inc (b)	30,692	268,555
Arcutis Biotherapeutics Inc (b)	48,374	721,256
Ardelyx Inc (b)	108,988	599,979
ArriVent Biopharma Inc (b)	10,300	218,978
Arrowhead Pharmaceuticals Inc (b)	57,283	795,661
ARS Pharmaceuticals Inc (b)(c)	23,676	330,754
Astria Therapeutics Inc (b)	17,322	89,382
aTyr Pharma Inc (b)	38,258	132,755
Aura Biosciences Inc (b)	17,727	103,348
Avidity Biosciences Inc (b)	54,479	1,778,739
Avita Medical Inc (b)(c)	11,962	115,912
Beam Therapeutics Inc (b)	41,046	818,047
Bicara Therapeutics Inc	8,469	121,700
BioCryst Pharmaceuticals Inc (b)	94,338	834,891
Biogen Inc (b)	67,002	8,112,602
Biohaven Ltd (b)	38,326	847,771
BioMarin Pharmaceutical Inc (b)	87,272	5,558,354
Blueprint Medicines Corp (b)	29,158	2,609,641
Bridgebio Pharma Inc (b)	67,283	2,580,976
C4 Therapeutics Inc (b)	26,810	43,968
Candel Therapeutics Inc (b)	14,298	70,203
Capricor Therapeutics Inc (b)(c)	19,078	242,291
Cardiff Oncology Inc (b)(c)	27,985	76,679
CareDx Inc (b)	24,470	413,054
Cargo Therapeutics Inc (b)(c)	16,597	75,848
Carisma Therapeutics Inc rights (b)(d)	58,324	0
Cartesian Therapeutics Inc rights (b)(d)	43,098	12,497
Catalyst Pharmaceuticals Inc (b)	51,273	1,245,421
Celcuity Inc (b)	12,349	137,568
Celldex Therapeutics Inc (b)	30,273	630,587
CG oncology Inc (b)	24,675	664,745
Cogent Biosciences Inc (b)	46,634	242,963
Coherus Biosciences Inc (b)(c)	52,518	54,094
Compass Therapeutics Inc (b)	45,098	83,882
Corvus Pharmaceuticals Inc (b)(c)	23,545	84,527
Crinetics Pharmaceuticals Inc (b)	42,347	1,413,966
Cullinan Therapeutics Inc (b)	23,944	198,256
Cytokinetics Inc (b)(c)	53,872	2,307,876
Day One Biopharmaceuticals Inc (b)	31,342	243,841
Denali Therapeutics Inc (b)	56,452	939,926
Dianthus Therapeutics Inc (b)	8,253	180,328
Disc Medicine Inc (b)	11,109	549,007
Dynavax Technologies Corp (b)	55,784	655,462
Dyne Therapeutics Inc (b)	36,250	427,388
Editas Medicine Inc (b)	35,174	58,037
Emergent BioSolutions Inc (b)(c)	25,057	133,804
Enanta Pharmaceuticals Inc (b)	8,829	53,769
Entrada Therapeutics Inc (b)	10,733	97,992
Erasca Inc (b)	97,598	142,493
Exact Sciences Corp (b)	84,667	3,864,202
Exelixis Inc (b)	127,983	5,010,534
Geron Corp (b)	239,857	338,198
Gilead Sciences Inc	569,510	60,675,595
Gossamer Bio Inc (b)	86,819	88,555
GRAIL Inc (c)	13,335	459,991
Halozyme Therapeutics Inc (b)	58,065	3,566,352
Heron Therapeutics Inc (b)(c)	62,097	150,275
Humacyte Inc Class A (b)(c)	46,418	67,306
Ideaya Biosciences Inc (b)	39,460	794,330
ImmunityBio Inc (b)(c)	77,043	193,378
Immunome Inc (b)	35,579	312,739
Immunovant Inc (b)	34,888	563,441
Incyte Corp (b)	73,477	4,604,069
Inmune Bio Inc (b)(c)	6,878	54,061
Insmed Inc (b)(c)	81,831	5,891,832
Intellia Therapeutics Inc (b)(c)	46,501	412,464
Ionis Pharmaceuticals Inc (b)	71,980	2,210,506
Iovance Biotherapeutics Inc (b)(c)	103,021	369,845
Ironwood Pharmaceuticals Inc Class A (b)	63,736	59,421
iTeos Therapeutics Inc (b)	12,765	92,546
Janux Therapeutics Inc (b)	14,762	490,098
KalVista Pharmaceuticals Inc (b)	16,918	232,961
Keros Therapeutics Inc (b)	15,909	229,726
Kodiak Sciences Inc (b)	14,060	61,302
Korro Bio Inc (b)	2,658	47,180
Krystal Biotech Inc (b)	11,556	1,963,133
Kura Oncology Inc (b)	35,530	233,077
Kymera Therapeutics Inc (b)	21,311	730,328
Lexicon Pharmaceuticals Inc (b)(c)	84,134	61,485
Madrigal Pharmaceuticals Inc (b)	7,783	2,598,822
MannKind Corp (b)	125,736	633,709
MiMedx Group Inc (b)	53,588	368,685
Mineralys Therapeutics Inc (b)	16,615	236,099
Mirum Pharmaceuticals Inc (b)	18,359	797,699
Moderna Inc (b)	154,892	4,420,618
Monte Rosa Therapeutics Inc (b)	20,262	99,486
Myriad Genetics Inc (b)	41,552	307,900
Natera Inc (b)	60,354	9,109,229
Neurocrine Biosciences Inc (b)	45,613	4,912,064
Neurogene Inc (b)	4,759	71,385
Nkarta Inc (b)	21,781	46,176
Novavax Inc (b)(c)	72,981	486,783
Nurix Therapeutics Inc (b)	32,201	371,278
Nuvalent Inc Class A (b)	17,381	1,333,992
Ocugen Inc (b)(c)	132,703	99,156
Olema Pharmaceuticals Inc (b)	22,286	114,996
OmniAb Operations Inc (b)(d)	2,111	4,539
OmniAb Operations Inc (b)(d)	2,111	4,031
Organogenesis Holdings Inc Class A (b)	32,146	157,837
ORIC Pharmaceuticals Inc (b)	20,965	119,710
PDL BioPharma Inc (b)(d)	20,940	0
Perspective Therapeutics Inc (b)	24,254	59,422
Praxis Precision Medicines Inc (b)	7,988	300,668
Precigen Inc (b)(c)	69,542	108,486
Prime Medicine Inc (b)(c)	29,793	51,542
Protagonist Therapeutics Inc (b)	27,182	1,245,479
PTC Therapeutics Inc (b)	35,175	1,753,122
Puma Biotechnology Inc (b)	16,692	53,081
RAPT Therapeutics Inc (b)	38,342	35,535
Recursion Pharmaceuticals Inc Class A (b)(c)	133,772	747,785
Regeneron Pharmaceuticals Inc	48,089	28,793,770
REGENXBIO Inc (b)	20,827	200,147
Relay Therapeutics Inc (b)	59,673	198,711
Replimune Group Inc (b)	30,526	298,544
Revolution Medicines Inc (b)	79,306	3,202,376
Rezolute Inc (b)	22,885	86,048
Rhythm Pharmaceuticals Inc (b)	23,811	1,552,239
Rigel Pharmaceuticals Inc (b)	8,013	156,734
Rocket Pharmaceuticals Inc (b)	39,304	299,890
Roivant Sciences Ltd (b)	192,243	2,233,864
Sage Therapeutics Inc (b)	24,692	180,005
Sana Biotechnology Inc (b)(c)	59,147	112,379
Sangamo Therapeutics Inc (b)(c)	93,343	72,070
Sarepta Therapeutics Inc (b)	43,775	2,731,560
Savara Inc (b)(c)	53,500	171,200
Scholar Rock Holding Corp (b)	33,669	1,108,047
Seres Therapeutics Inc (b)(c)	3,277	31,787
Soleno Therapeutics Inc (b)	11,991	897,646
SpringWorks Therapeutics Inc (b)	34,055	1,576,747
Spyre Therapeutics Inc (b)	22,783	346,985
Stoke Therapeutics Inc (b)(c)	18,171	177,349
Summit Therapeutics Inc (b)(c)	63,956	1,542,619
Syndax Pharmaceuticals Inc (b)	38,959	551,270
Tango Therapeutics Inc (b)(c)	30,046	42,365
Taysha Gene Therapies Inc (b)	65,430	126,934
Tectonic Therapeutic Inc (b)	3,109	64,854
TG Therapeutics Inc (b)	60,931	2,772,970
Tourmaline Bio Inc (b)	8,560	147,318
Travere Therapeutics Inc (b)	35,305	734,697
Twist Bioscience Corp (b)	27,425	1,050,926
Tyra Biosciences Inc (b)	9,757	100,497
Ultragenyx Pharmaceutical Inc (b)	42,085	1,640,473
United Therapeutics Corp (b)	20,422	6,189,704
Upstream Bio Inc	7,125	65,978
Vanda Pharmaceuticals Inc (b)	26,809	120,909
Vaxcyte Inc (b)	52,527	1,882,568
Vera Therapeutics Inc Class A (b)	25,277	590,723
Veracyte Inc (b)	35,262	1,075,491
Verastem Inc (b)(c)	20,277	151,875
Vericel Corp (b)	22,495	855,260
Vertex Pharmaceuticals Inc (b)	117,350	59,789,825
Verve Therapeutics Inc (b)(c)	30,933	175,390
Viking Therapeutics Inc (b)(c)	50,950	1,470,927
Vir Biotechnology Inc (b)	42,120	257,774
Viridian Therapeutics Inc (b)	30,635	415,104
Voyager Therapeutics Inc (b)	19,706	70,153
Xencor Inc (b)	31,579	348,001
Y-mAbs Therapeutics Inc (b)	15,397	65,437
		547,695,005
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	792,523	103,622,383
Accuray Inc Del (b)	47,105	73,013
Align Technology Inc (b)	32,098	5,562,583
Alphatec Holdings Inc (b)(c)	46,532	510,921
AngioDynamics Inc (b)	18,493	171,800
Artivion Inc (b)	17,222	407,989
AtriCure Inc (b)	22,441	671,210
Avanos Medical Inc (b)	21,030	263,927
Axogen Inc (b)	19,974	324,977
Baxter International Inc	233,439	7,276,294
Becton Dickinson & Co	131,188	27,167,723
Bioventus Inc (b)	18,781	137,289
Boston Scientific Corp (b)	673,387	69,271,322
Butterfly Network Inc Class A (b)(c)	81,671	191,110
Ceribell Inc	5,089	81,882
Cerus Corp (b)	84,678	111,775
ClearPoint Neuro Inc (b)	11,976	172,335
CONMED Corp	14,094	692,156
Cooper Cos Inc/The (b)	91,258	7,453,041
CVRx Inc (b)	6,770	49,556
Delcath Systems Inc (b)	12,141	146,178
DENTSPLY SIRONA Inc	90,658	1,260,146
Dexcom Inc (b)	178,564	12,745,898
Edwards Lifesciences Corp (b)	269,509	20,345,234
Electromed Inc (b)	2,936	67,616
Embecta Corp	26,458	322,523
Enovis Corp (b)	25,971	898,337
Envista Holdings Corp (b)	78,549	1,263,068
GE HealthCare Technologies Inc	208,998	14,698,829
Glaukos Corp (b)	25,173	2,372,555
Globus Medical Inc Class A (b)	51,925	3,726,657
Haemonetics Corp (b)	22,917	1,444,229
Hologic Inc (b)	102,571	5,969,632
ICU Medical Inc (b)	11,170	1,525,710
IDEXX Laboratories Inc (b)	37,421	16,190,196
Inogen Inc (b)	10,918	77,845
Inspire Medical Systems Inc (b)	13,548	2,145,732
Insulet Corp (b)	32,056	8,087,408
Integer Holdings Corp (b)	15,320	1,935,069
Integra LifeSciences Holdings Corp (b)	30,271	496,142
Intuitive Surgical Inc (b)	162,975	84,062,506
iRadimed Corp	3,656	191,611
iRhythm Technologies Inc (b)	14,270	1,525,320
Lantheus Holdings Inc (b)	31,789	3,316,864
LeMaitre Vascular Inc	9,339	847,421
LivaNova PLC (b)	24,767	916,379
Masimo Corp (b)	20,281	3,264,430
Medtronic PLC	585,898	49,660,715
Merit Medical Systems Inc (b)	26,692	2,521,059
Myomo Inc (b)	11,159	52,447
Neogen Corp (b)(c)	90,109	455,050
NeuroPace Inc (b)	6,640	77,622
Novocure Ltd (b)	45,129	818,640
Omnicell Inc (b)	21,139	660,805
OraSure Technologies Inc (b)	34,297	102,548
Orthofix Medical Inc (b)	17,835	248,085
OrthoPediatrics Corp (b)	7,531	156,795
Penumbra Inc (b)	17,544	5,137,585
PROCEPT BioRobotics Corp (b)	24,686	1,332,550
Pulmonx Corp (b)	18,032	87,095
Pulse Biosciences Inc (b)(c)	8,415	143,223
QuidelOrtho Corp (b)	30,072	835,701
ResMed Inc	67,118	15,879,448
RxSight Inc (b)	15,815	232,797
Semler Scientific Inc (b)(c)	3,553	114,868
Senseonics Holdings Inc (b)(c)	271,537	202,214
SI-BONE Inc (b)	17,033	232,500
Solventum Corp (b)	63,214	4,179,710
STAAR Surgical Co (b)	22,490	410,667
STERIS PLC	44,888	10,088,129
Stryker Corp	156,896	58,666,553
Surmodics Inc (b)	6,535	183,045
Tactile Systems Technology Inc (b)	11,147	157,396
Tandem Diabetes Care Inc (b)	29,949	504,641
Teleflex Inc	21,245	2,911,627
TransMedics Group Inc (b)(c)	15,353	1,412,630
Treace Medical Concepts Inc (b)	19,212	136,021
UFP Technologies Inc (b)	3,330	694,438
Utah Medical Products Inc	1,596	82,593
Varex Imaging Corp (b)	18,925	157,456
Zimmer Biomet Holdings Inc	90,983	9,375,798
Zimvie Inc (b)	12,734	115,370
		582,084,642
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc (b)	42,379	991,669
AdaptHealth Corp (b)	48,107	409,391
Addus HomeCare Corp (b)	8,184	855,637
agilon health Inc (b)	139,060	592,396
Alignment Healthcare Inc (b)	46,477	823,572
Amedisys Inc (b)	14,950	1,418,755
AMN Healthcare Services Inc (b)	17,384	355,155
Astrana Health Inc (b)	18,985	591,762
Aveanna Healthcare Holdings Inc (b)	26,335	121,404
BrightSpring Health Services Inc (b)	24,609	431,396
Brookdale Senior Living Inc (b)	90,952	596,645
Cardinal Health Inc	110,371	15,594,319
Castle Biosciences Inc (b)	12,788	256,399
Cencora Inc	78,849	23,076,737
Centene Corp (b)	226,651	13,565,086
Chemed Corp	6,841	3,978,110
Cigna Group/The	125,110	42,542,404
Clover Health Investments Corp Class A (b)	188,896	642,246
Community Health Systems Inc (b)	54,841	149,716
Concentra Group Holdings Parent Inc	49,373	1,073,863
CorVel Corp (b)	12,475	1,356,781
Cross Country Healthcare Inc (b)	13,981	189,443
CVS Health Corp	576,119	38,432,898
DaVita Inc (b)	20,083	2,842,749
DocGo Inc Class A (b)	39,078	87,143
Elevance Health Inc	105,979	44,572,648
Encompass Health Corp	46,100	5,393,239
Enhabit Inc (b)	23,052	184,185
Ensign Group Inc/The	26,031	3,357,739
Fulgent Genetics Inc (b)(c)	9,269	160,817
GeneDx Holdings Corp Class A (b)	9,270	619,700
Guardant Health Inc (b)	56,495	2,668,259
HCA Healthcare Inc	81,708	28,195,797
HealthEquity Inc (b)	39,632	3,397,255
Henry Schein Inc (b)	57,034	3,705,499
Hims & Hers Health Inc Class A (b)(c)	87,406	2,893,139
Humana Inc	55,133	14,458,078
Labcorp Holdings Inc	38,122	9,187,783
LifeStance Health Group Inc (b)	59,458	390,639
McKesson Corp	57,265	40,817,919
Molina Healthcare Inc (b)	25,370	8,296,244
National HealthCare Corp	5,642	533,113
National Research Corp Class A	6,664	75,702
NeoGenomics Inc (b)	58,585	374,651
OPKO Health Inc (b)	155,884	215,120
Option Care Health Inc (b)	77,686	2,510,035
Owens & Minor Inc (b)	33,707	237,971
PACS Group Inc (b)	17,001	163,720
Pediatrix Medical Group Inc (b)	38,566	496,730
Pennant Group Inc/The (b)	15,800	404,796
Premier Inc Class A (c)	41,654	847,659
Privia Health Group Inc (b)	47,097	1,105,838
Progyny Inc (b)	33,807	772,152
Quest Diagnostics Inc	50,730	9,041,101
RadNet Inc (b)	29,733	1,557,415
Select Medical Holdings Corp	47,687	869,811
Sonida Senior Living Inc (b)	4,532	105,232
Surgery Partners Inc (b)	34,021	746,761
Talkspace Inc Class A (b)	64,535	198,122
Tenet Healthcare Corp (b)	43,483	6,215,895
UnitedHealth Group Inc	420,528	173,022,040
Universal Health Services Inc Class B	26,865	4,756,986
US Physical Therapy Inc	6,890	489,948
		524,015,414
Health Care Technology - 0.1%
Certara Inc (b)	49,942	692,196
Claritev Corp Class A (b)(c)	2,871	64,396
Definitive Healthcare Corp Class A (b)(c)	24,323	66,159
Doximity Inc Class A (b)	61,053	3,472,695
Evolent Health Inc Class A (b)	48,934	482,489
GoodRx Holdings Inc Class A (b)	41,765	193,372
Health Catalyst Inc (b)	27,826	109,913
HealthStream Inc	10,971	368,955
LifeMD Inc (b)(c)	17,182	126,460
OptimizeRx Corp (b)	7,478	68,199
Phreesia Inc (b)	25,174	628,343
Schrodinger Inc/United States (b)	25,276	647,824
Simulations Plus Inc	7,426	255,083
Teladoc Health Inc (b)	78,540	564,703
TruBridge Inc (b)	5,408	140,770
Veeva Systems Inc Class A (b)	68,276	15,955,418
Waystar Holding Corp (b)	30,605	1,137,588
		24,974,563
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	49,461	409,042
Adaptive Biotechnologies Corp (b)	51,184	376,714
Agilent Technologies Inc	130,411	14,032,224
Avantor Inc (b)	311,421	4,045,359
Azenta Inc (b)	20,860	549,452
Bio-Rad Laboratories Inc Class A (b)(c)	8,790	2,145,463
Bio-Techne Corp	72,420	3,646,347
BioLife Solutions Inc (b)	16,514	398,153
Bruker Corp	50,470	2,021,828
Charles River Laboratories International Inc (b)	23,382	2,773,573
Codexis Inc (b)	38,541	88,644
CryoPort Inc (b)	22,575	125,969
Cytek Biosciences Inc (b)	47,118	174,808
Danaher Corp	292,445	58,293,062
Fortrea Holdings Inc (b)	40,978	255,293
Illumina Inc (b)	72,440	5,621,344
IQVIA Holdings Inc (b)	76,462	11,856,962
Lifecore Biomedical Inc (b)(c)	16,878	114,095
Maravai LifeSciences Holdings Inc Class A (b)	54,390	109,868
MaxCyte Inc (United States) (b)	48,355	137,328
Medpace Holdings Inc (b)	11,407	3,517,805
Mesa Laboratories Inc	2,472	284,898
Mettler-Toledo International Inc (b)	9,562	10,236,790
Niagen Bioscience Inc (b)	24,086	189,075
OmniAb Inc (b)(c)	45,064	76,609
Pacific Biosciences of California Inc (b)(c)	116,174	128,953
Personalis Inc (b)	20,432	77,233
Quanterix Corp (b)	16,653	95,921
Quantum-Si Inc Class A (b)(c)	62,828	71,624
Repligen Corp (b)	23,791	3,282,920
Revvity Inc	55,683	5,202,463
Sotera Health Co (b)(c)	69,628	800,722
Standard BioTools Inc (b)	137,768	152,922
Thermo Fisher Scientific Inc	174,775	74,978,476
Waters Corp (b)	27,138	9,436,697
West Pharmaceutical Services Inc	33,105	6,994,755
		222,703,391
Pharmaceuticals - 3.2%
Aclaris Therapeutics Inc (b)	49,226	67,932
Alumis Inc (c)	6,258	25,907
Amneal Intermediate Inc Class A (b)	67,717	518,712
Amphastar Pharmaceuticals Inc (b)	17,101	417,435
Amylyx Pharmaceuticals Inc (b)	31,727	162,125
ANI Pharmaceuticals Inc (b)	7,580	536,816
Aquestive Therapeutics Inc (b)(c)	31,837	93,123
Arvinas Inc (b)	29,251	281,395
Axsome Therapeutics Inc (b)	18,585	2,086,910
Bristol-Myers Squibb Co	927,285	46,549,707
Collegium Pharmaceutical Inc (b)	14,729	397,609
Corcept Therapeutics Inc (b)	42,573	3,060,147
CorMedix Inc (b)(c)	27,794	255,427
Edgewise Therapeutics Inc (b)	27,163	445,473
Elanco Animal Health Inc (b)	225,501	2,137,749
Eli Lilly & Co	360,050	323,666,948
Enliven Therapeutics Inc (b)(c)	13,843	262,186
Esperion Therapeutics Inc (b)	82,112	82,063
Evolus Inc (b)	22,247	253,616
EyePoint Pharmaceuticals Inc (b)	31,118	212,225
Fulcrum Therapeutics Inc (b)	20,762	79,934
Harmony Biosciences Holdings Inc (b)	17,358	511,540
Harrow Inc (b)	14,114	349,604
Innoviva Inc (b)	25,092	468,969
Jazz Pharmaceuticals PLC (b)	27,660	3,235,114
Johnson & Johnson	1,100,150	171,964,447
LENZ Therapeutics Inc (b)(c)	7,400	211,011
Ligand Pharmaceuticals Inc (b)	8,633	948,421
Liquidia Corp (b)	21,668	302,702
Merck & Co Inc	1,155,934	98,485,577
Mind Medicine MindMed Inc (b)(c)	30,110	192,403
Nektar Therapeutics (b)	75,149	59,781
Nuvation Bio Inc Class A (b)	117,755	264,949
Ocular Therapeutix Inc (b)	57,817	479,881
Omeros Corp (b)(c)	26,430	194,261
Organon & Co	117,949	1,525,081
Pacira BioSciences Inc (b)	21,151	568,962
Perrigo Co PLC	62,470	1,606,728
Pfizer Inc	2,589,541	63,210,696
Phathom Pharmaceuticals Inc (b)(c)	20,247	86,860
Phibro Animal Health Corp Class A	9,243	172,012
Prestige Consumer Healthcare Inc (b)	22,621	1,837,504
Royalty Pharma PLC Class A	170,314	5,589,705
Septerna Inc	7,737	53,850
SIGA Technologies Inc	18,639	102,887
Supernus Pharmaceuticals Inc (b)	25,196	818,366
Tarsus Pharmaceuticals Inc (b)	15,886	824,642
Terns Pharmaceuticals Inc (b)	26,929	88,866
Theravance Biopharma Inc (b)	16,315	159,398
Third Harmonic Bio Inc (b)	9,675	50,020
Trevi Therapeutics Inc (b)	29,340	202,739
Veru Inc (b)	59,498	32,230
Viatris Inc	545,930	4,596,731
WaVe Life Sciences Ltd (b)	53,695	414,525
Xeris Biopharma Holdings Inc (b)	68,846	314,626
Xeris Biopharma Holdings Inc rights (b)(d)	8,992	0
Zevra Therapeutics Inc (b)	22,379	164,038
Zoetis Inc Class A	204,630	32,004,132
		773,686,697
TOTAL HEALTH CARE		2,675,159,712

Industrials - 9.6%
Aerospace & Defense - 2.1%
AAR Corp (b)	16,111	861,294
AeroVironment Inc (b)	12,817	1,942,032
AerSale Corp (b)	13,698	95,474
Archer Aviation Inc Class A (b)(c)	185,590	1,545,965
Astronics Corp (b)	13,607	308,743
Axon Enterprise Inc (b)	33,105	20,303,297
Boeing Co (b)	342,756	62,806,609
BWX Technologies Inc	41,755	4,556,306
Byrna Technologies Inc (b)(c)	8,168	182,881
Cadre Holdings Inc	11,760	342,804
Curtiss-Wright Corp	17,221	5,939,351
Ducommun Inc (b)	6,233	357,276
GE Aerospace	490,435	98,842,270
General Dynamics Corp	115,947	31,551,498
HEICO Corp	18,228	4,570,853
HEICO Corp Class A	34,253	6,882,456
Hexcel Corp	37,029	1,794,796
Howmet Aerospace Inc	185,075	25,647,694
Huntington Ingalls Industries Inc	17,895	4,121,934
Intuitive Machines Inc Class A (b)(c)	36,818	301,908
Kratos Defense & Security Solutions Inc (b)	69,921	2,362,281
L3Harris Technologies Inc	86,045	18,931,621
Leonardo DRS Inc	33,842	1,250,800
Loar Holdings Inc (b)(c)	8,109	766,949
Lockheed Martin Corp	95,726	45,733,097
Mercury Systems Inc (b)	23,226	1,161,300
Moog Inc Class A	12,944	2,164,884
National Presto Industries Inc	2,352	198,390
Northrop Grumman Corp	62,179	30,250,084
Redwire Corp Class A (b)(c)	11,003	118,611
Rocket Lab USA Inc Class A (b)(c)	159,969	3,485,725
RTX Corp	608,691	76,774,196
Spirit AeroSystems Holdings Inc Class A (b)	53,482	1,925,352
Standardaero Inc (c)	46,469	1,255,592
Textron Inc	83,491	5,875,262
TransDigm Group Inc	25,624	36,208,506
Triumph Group Inc (b)	35,322	897,179
V2X Inc (b)	6,498	323,340
Virgin Galactic Holdings Inc Class A (b)(c)	12,571	36,329
Woodward Inc	27,154	5,093,276
		507,768,215
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	54,256	4,840,720
Expeditors International of Washington Inc	64,001	7,034,350
FedEx Corp	101,255	21,296,964
Forward Air Corp Class A (b)	9,109	134,084
GXO Logistics Inc (b)	54,631	1,979,827
Hub Group Inc Class A	27,728	875,928
United Parcel Service Inc Class B	334,200	31,849,261
		68,011,134
Building Products - 0.7%
A O Smith Corp	54,070	3,669,190
AAON Inc	30,857	2,816,318
Advanced Drainage Systems Inc	32,296	3,665,273
Allegion plc	39,742	5,532,086
American Woodmark Corp (b)	6,850	404,150
Apogee Enterprises Inc	10,023	397,612
Armstrong World Industries Inc	19,890	2,884,448
AZEK Co Inc/The Class A (b)	65,601	3,251,186
AZZ Inc	13,632	1,182,712
Builders FirstSource Inc (b)	52,637	6,296,964
Carlisle Cos Inc	20,320	7,711,034
Carrier Global Corp	369,074	23,081,888
CSW Industrials Inc	7,660	2,393,597
Fortune Brands Innovations Inc	56,885	3,061,551
Gibraltar Industries Inc (b)	14,019	742,306
Griffon Corp	17,996	1,225,708
Hayward Holdings Inc (b)	64,673	862,091
Insteel Industries Inc	8,962	303,901
Janus International Group Inc (b)	64,182	441,572
JELD-WEN Holding Inc (b)	38,637	213,276
Johnson Controls International plc	301,649	25,308,351
Lennox International Inc	14,638	8,003,327
Masco Corp	96,962	5,876,867
Masterbrand Inc (b)	58,185	706,948
Owens Corning	39,263	5,709,233
Quanex Building Products Corp	21,543	354,167
Resideo Technologies Inc (b)	67,122	1,126,307
Simpson Manufacturing Co Inc	19,248	2,958,225
Tecnoglass Inc	10,081	718,473
Trane Technologies PLC	102,485	39,283,525
Trex Co Inc (b)	49,072	2,837,343
UFP Industries Inc	27,727	2,740,814
Zurn Elkay Water Solutions Corp	65,384	2,220,441
		167,980,884
Commercial Services & Supplies - 0.7%
ABM Industries Inc	28,379	1,383,192
ACCO Brands Corp	41,159	158,874
ACV Auctions Inc Class A (b)	72,270	1,061,646
Brady Corp Class A	20,197	1,419,647
BrightView Holdings Inc (b)	26,872	368,684
Brink's Co/The	19,920	1,777,661
Casella Waste Systems Inc Class A (b)	28,454	3,341,922
CECO Environmental Corp (b)	13,086	311,316
Cintas Corp	156,732	33,177,030
Clean Harbors Inc (b)	23,169	4,956,776
Copart Inc (b)	400,626	24,450,205
CoreCivic Inc (b)	50,255	1,137,773
Deluxe Corp	20,219	295,197
Driven Brands Holdings Inc (b)	26,682	440,787
Ennis Inc	12,037	216,064
Enviri Corp (b)	36,544	251,057
GEO Group Inc/The (b)	62,119	1,943,082
Healthcare Services Group Inc (b)	33,750	479,588
HNI Corp	21,847	924,128
Interface Inc	26,450	497,260
Liquidity Services Inc (b)	10,343	328,701
Matthews International Corp Class A	13,977	285,830
MillerKnoll Inc	31,131	510,548
Montrose Environmental Group Inc (b)	14,586	213,393
MSA Safety Inc	17,990	2,831,986
OPENLANE Inc (b)	48,739	902,159
Perma-Fix Environmental Services Inc (b)	7,812	64,058
Pitney Bowes Inc	72,249	627,121
Pursuit Attractions and Hospitality Inc (b)	10,025	293,632
Quad/Graphics Inc Class A	14,180	67,639
Republic Services Inc	92,703	23,245,277
Rollins Inc	128,338	7,331,950
Steelcase Inc Class A	43,379	430,320
Tetra Tech Inc	122,394	3,817,469
UniFirst Corp/MA	6,846	1,221,806
Veralto Corp	113,026	10,839,193
Vestis Corp	52,323	458,349
Virco Mfg. Corp	4,407	40,500
VSE Corp	8,104	928,070
Waste Management Inc	166,855	38,937,284
		171,967,174
Construction & Engineering - 0.3%
AECOM	60,694	5,987,463
Ameresco Inc Class A (b)	14,808	157,409
API Group Corp (b)	111,702	4,225,687
Arcosa Inc	22,278	1,783,799
Argan Inc	5,889	901,783
Bowman Consulting Group Ltd (b)	6,487	143,492
Comfort Systems USA Inc	16,220	6,448,261
Construction Partners Inc Class A (b)	21,556	1,770,610
Dycom Industries Inc (b)	13,323	2,232,269
EMCOR Group Inc	21,031	8,427,122
Everus Construction Group Inc	23,361	940,047
Fluor Corp (b)	78,339	2,733,248
Granite Construction Inc	19,840	1,612,794
Great Lakes Dredge & Dock Corp (b)	30,698	279,045
IES Holdings Inc (b)	3,833	753,874
Limbach Holdings Inc (b)(c)	4,697	449,691
MasTec Inc (b)	28,107	3,578,583
Matrix Service Co (b)	11,257	130,580
MYR Group Inc (b)	7,414	906,880
Northwest Pipe Co (b)	4,552	192,823
Orion Group Holdings Inc (b)	15,790	100,897
Primoris Services Corp	24,526	1,470,824
Quanta Services Inc	67,462	19,745,453
Sterling Infrastructure Inc (b)	14,039	2,097,848
Tutor Perini Corp (b)	20,033	429,908
Valmont Industries Inc	9,148	2,682,377
WillScot Holdings Corp	84,355	2,118,998
		72,301,765
Electrical Equipment - 0.9%
Acuity Inc	14,005	3,411,758
Allient Inc	6,764	144,411
American Superconductor Corp (b)	17,813	353,588
AMETEK Inc	105,693	17,923,419
Array Technologies Inc (b)	65,881	314,911
Atkore Inc	15,719	1,003,973
Blink Charging Co (b)(c)	47,656	34,889
Bloom Energy Corp Class A (b)(c)	90,891	1,665,123
ChargePoint Holdings Inc Class A (b)(c)	186,206	115,969
Eaton Corp PLC	180,596	53,162,045
Emerson Electric Co	257,691	27,085,901
EnerSys	17,978	1,556,895
Enovix Corp Class B (b)(c)	72,894	488,390
Eos Energy Enterprises Inc (b)(c)	99,458	519,171
Fluence Energy Inc Class A (b)(c)	28,613	117,027
FuelCell Energy Inc (b)(c)	9,285	38,069
GE Vernova Inc	126,077	46,751,873
Generac Holdings Inc (b)	27,313	3,124,061
GrafTech International Ltd (b)	86,663	54,858
Hubbell Inc	24,541	8,912,800
Hyliion Holdings Corp Class A (b)	60,063	90,695
LSI Industries Inc	12,136	183,132
Net Power Inc Class A (b)(c)	15,815	26,885
NEXTracker Inc Class A (b)	65,736	2,669,539
NuScale Power Corp Class A (b)(c)	49,624	822,270
nVent Electric PLC	75,244	4,131,648
Plug Power Inc (b)(c)	396,508	345,993
Powell Industries Inc	4,288	785,176
Preformed Line Products Co	1,320	181,328
Regal Rexnord Corp	30,238	3,200,390
Rockwell Automation Inc	51,677	12,799,359
Sensata Technologies Holding PLC	68,213	1,459,758
SES AI Corp Class A (b)(c)	69,295	62,282
Shoals Technologies Group Inc (b)	76,080	274,649
Sunrun Inc (b)(c)	102,335	705,088
Thermon Group Holdings Inc (b)	15,324	401,949
Vertiv Holdings Co Class A	173,992	14,855,437
Vicor Corp (b)	10,437	416,488
		210,191,197
Ground Transportation - 0.9%
ArcBest Corp	10,649	623,179
Avis Budget Group Inc (b)	7,697	712,973
Covenant Logistics Group Inc Class A	7,275	144,773
CSX Corp	881,068	24,731,579
Ftai Infrastructure Inc	51,822	223,871
Heartland Express Inc	19,952	151,635
Hertz Global Holdings Inc (b)(c)	55,937	381,490
JB Hunt Transport Services Inc	36,361	4,748,019
Knight-Swift Transportation Holdings Inc	74,188	2,905,944
Landstar System Inc	16,118	2,162,230
Lyft Inc Class A (b)	168,106	2,084,514
Marten Transport Ltd	26,619	341,788
Norfolk Southern Corp	103,471	23,182,678
Old Dominion Freight Line Inc	85,881	13,163,840
Proficient Auto Logistics Inc (b)	7,840	65,150
RXO Inc (b)	64,786	912,835
Ryder System Inc	19,211	2,644,778
Saia Inc (b)	12,143	2,962,892
Schneider National Inc Class B (c)	21,549	463,088
U-Haul Holding Co (b)(c)	5,913	362,999
U-Haul Holding Co Class N	44,190	2,421,612
Uber Technologies Inc (b)	954,607	77,332,714
Union Pacific Corp	276,100	59,543,726
Universal Logistics Holdings Inc	3,249	70,633
Werner Enterprises Inc	28,256	696,793
XPO Inc (b)	53,604	5,688,456
		228,724,189
Industrial Conglomerates - 0.4%
3M Co	248,076	34,460,237
Honeywell International Inc	297,119	62,543,550
		97,003,787
Machinery - 1.8%
3D Systems Corp (b)	61,895	113,886
AGCO Corp	28,293	2,400,095
Alamo Group Inc	4,777	797,663
Albany International Corp Class A	14,255	937,409
Allison Transmission Holdings Inc	39,040	3,601,050
Astec Industries Inc	10,371	375,741
Atmus Filtration Technologies Inc	37,856	1,312,468
Blue Bird Corp (b)	14,680	511,892
Caterpillar Inc	218,373	67,536,218
Chart Industries Inc (b)	19,194	2,590,806
CNH Industrial NV Class A	399,282	4,619,693
Columbus McKinnon Corp/NY	13,092	194,416
Crane Co	22,248	3,581,483
Cummins Inc	62,824	18,460,204
Deere & Co	115,733	53,649,189
Donaldson Co Inc	54,671	3,593,525
Douglas Dynamics Inc	10,630	254,907
Dover Corp	62,715	10,702,315
Energy Recovery Inc (b)	26,633	411,480
Enerpac Tool Group Corp Class A	24,834	1,002,549
Enpro Inc	9,571	1,429,907
Esab Corp	25,997	3,122,760
ESCO Technologies Inc	11,781	1,843,137
Federal Signal Corp	27,902	2,272,060
Flowserve Corp	60,144	2,720,313
Fortive Corp	155,888	10,863,835
Franklin Electric Co Inc	17,957	1,525,627
Gates Industrial Corp PLC (b)	103,946	1,966,658
Gorman-Rupp Co/The	9,346	335,148
Graco Inc	77,161	6,297,109
Graham Corp (b)	4,663	142,128
Greenbrier Cos Inc/The	14,285	605,970
Helios Technologies Inc	15,163	413,343
Hillenbrand Inc	32,118	649,747
Hillman Solutions Corp Class A (b)	89,777	627,541
Hyster-Yale Inc Class A	5,023	193,034
IDEX Corp	34,606	6,020,406
Illinois Tool Works Inc	121,988	29,266,141
Ingersoll Rand Inc	184,117	13,887,945
ITT Inc	37,241	5,102,762
JBT Marel Corp	21,057	2,216,460
Kadant Inc	5,383	1,587,985
Kennametal Inc	35,282	687,293
Lincoln Electric Holdings Inc	25,809	4,547,546
Lindsay Corp	4,987	643,622
Manitowoc Co Inc/The (b)	16,019	126,230
Mayville Engineering Co Inc (b)	5,638	72,053
Middleby Corp/The (b)	24,596	3,279,877
Miller Industries Inc/TN	5,267	214,946
Mueller Industries Inc	51,928	3,819,824
Mueller Water Products Inc Class A1	71,494	1,876,003
Nordson Corp	24,810	4,703,232
Oshkosh Corp	29,765	2,493,116
Otis Worldwide Corp	181,160	17,440,273
PACCAR Inc	239,607	21,614,947
Parker-Hannifin Corp	58,836	35,599,310
Pentair PLC	75,520	6,851,930
Proto Labs Inc (b)	11,185	393,265
RBC Bearings Inc (b)	14,291	4,695,594
REV Group Inc	23,781	777,639
Shyft Group Inc/The	14,538	122,991
Snap-on Inc	23,944	7,513,867
SPX Technologies Inc (b)	21,215	2,845,992
Standex International Corp	5,501	777,951
Stanley Black & Decker Inc	70,534	4,233,451
Symbotic Inc Class A (b)(c)	18,175	392,217
Tennant CO	8,640	623,462
Terex Corp	30,340	1,067,968
Timken Co/The	29,141	1,872,309
Titan International Inc (b)	21,943	161,281
Toro Co/The	46,064	3,145,250
Trinity Industries Inc	37,689	945,994
Wabash National Corp	19,604	135,464
Watts Water Technologies Inc Class A	12,531	2,603,315
Westinghouse Air Brake Technologies Corp	78,071	14,422,837
Worthington Enterprises Inc	14,169	717,376
Xylem Inc/NY	111,015	13,385,079
		434,540,509
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	19,810	256,738
Kirby Corp (b)	26,189	2,523,834
Matson Inc	15,156	1,653,368
		4,433,940
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	56,309	2,492,799
Allegiant Travel Co	6,628	311,052
American Airlines Group Inc (b)(c)	300,777	2,992,731
Blade Air Mobility Inc (b)	28,187	74,696
Delta Air Lines Inc	293,269	12,208,788
Frontier Group Holdings Inc (b)(c)	37,970	113,151
JetBlue Airways Corp (b)(c)	138,834	605,316
Joby Aviation Inc Class A (b)(c)	220,315	1,387,985
SkyWest Inc (b)	18,412	1,641,798
Southwest Airlines Co (c)	270,907	7,574,560
Sun Country Airlines Holdings Inc (b)	17,960	176,008
United Airlines Holdings Inc (b)	150,317	10,344,816
		39,923,700
Professional Services - 0.9%
Alight Inc Class A	206,579	1,055,619
Amentum Holdings Inc	65,487	1,428,926
Automatic Data Processing Inc	185,864	55,870,719
Barrett Business Services Inc	11,934	484,043
BlackSky Technology Inc Class A (b)(c)	11,102	92,813
Booz Allen Hamilton Holding Corp Class A	57,888	6,947,718
Broadridge Financial Solutions Inc	53,458	12,958,219
CACI International Inc (b)	10,236	4,686,757
Cbiz Inc (b)	22,811	1,553,429
Clarivate PLC (b)(c)	204,100	879,671
Concentrix Corp	21,129	1,078,847
Conduent Inc (b)	67,530	142,488
CRA International Inc	3,115	505,253
CSG Systems International Inc	12,706	764,012
Dayforce Inc (b)	72,745	4,209,753
Dun & Bradstreet Holdings Inc	140,950	1,264,322
Equifax Inc	56,674	14,742,608
ExlService Holdings Inc (b)	73,607	3,568,467
Exponent Inc	23,163	1,822,465
First Advantage Corp (b)	27,937	393,912
Franklin Covey Co (b)	5,344	108,537
FTI Consulting Inc (b)	16,160	2,687,085
Genpact Ltd	73,344	3,686,269
Heidrick & Struggles International Inc	9,399	366,749
Huron Consulting Group Inc (b)	7,451	1,004,320
ICF International Inc	8,566	727,767
Innodata Inc (b)(c)	11,532	436,140
Insperity Inc	16,133	1,048,806
Jacobs Solutions Inc	56,026	6,936,019
KBR Inc	60,829	3,212,379
Kelly Services Inc Class A	14,834	171,333
Kforce Inc	7,791	297,616
Korn Ferry	23,578	1,454,763
Legalzoom.com Inc (b)	49,549	362,699
Leidos Holdings Inc	59,944	8,822,558
ManpowerGroup Inc	21,451	923,895
Maximus Inc	25,826	1,729,309
Mistras Group Inc (b)	8,535	77,839
NV5 Global Inc (b)	23,812	441,713
Parsons Corp (b)	21,338	1,426,659
Paychex Inc	146,420	21,541,311
Paycom Software Inc	21,529	4,873,950
Paylocity Holding Corp (b)	19,953	3,832,971
Planet Labs PBC Class A (b)	99,360	326,894
Resolute Holdings Management Inc	1,140	30,746
Resources Connection Inc	14,841	85,113
Robert Half Inc	45,827	2,030,136
Science Applications International Corp	22,320	2,701,390
Spire Global Inc Class A (b)(c)	10,477	98,379
SS&C Technologies Holdings Inc	98,484	7,445,390
TransUnion	89,214	7,401,193
TriNet Group Inc	14,016	1,097,873
TrueBlue Inc (b)	12,632	54,823
TTEC Holdings Inc (b)	8,969	35,876
UL Solutions Inc Class A	28,270	1,616,761
Upwork Inc (b)	57,407	754,902
Verisk Analytics Inc	64,508	19,122,107
Verra Mobility Corp Class A (b)	75,213	1,639,643
Willdan Group Inc (b)	6,007	235,474
		225,297,428
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	47,514	2,221,755
Alta Equipment Group Inc Class A	9,338	39,687
Applied Industrial Technologies Inc	17,511	4,260,076
BlueLinx Holdings Inc (b)	3,764	245,187
Boise Cascade Co	17,551	1,637,157
Core & Main Inc Class A (b)	86,821	4,573,730
Custom Truck One Source Inc Class A (b)(c)	24,961	100,593
Distribution Solutions Group Inc (b)	4,410	114,836
DNOW Inc (b)	48,383	767,838
DXP Enterprises Inc/TX (b)	5,769	510,326
Fastenal Co	262,058	21,218,836
Ferguson Enterprises Inc	91,404	15,507,603
FTAI Aviation Ltd	46,871	5,020,353
GATX Corp	16,200	2,364,552
Global Industrial Co	6,148	157,881
GMS Inc (b)	17,722	1,298,314
H&E Equipment Services Inc	14,358	1,289,492
Herc Holdings Inc	12,990	1,421,626
Hudson Technologies Inc (b)	17,528	117,262
McGrath RentCorp	11,302	1,205,584
Mrc Global Inc (b)	38,993	454,268
MSC Industrial Direct Co Inc Class A	20,382	1,558,815
QXO Inc (c)	112,070	1,495,014
Rush Enterprises Inc Class A	28,420	1,449,136
SiteOne Landscape Supply Inc (b)	20,498	2,353,375
Titan Machinery Inc (b)	9,139	151,616
Transcat Inc (b)(c)	4,273	338,977
United Rentals Inc	29,853	18,850,677
Watsco Inc	15,926	7,323,412
Wesco International Inc	20,269	3,303,036
Willis Lease Finance Corp	1,292	199,898
WW Grainger Inc	20,250	20,742,278
Xometry Inc Class A (b)	20,994	538,286
		122,831,476
TOTAL INDUSTRIALS		2,350,975,398

Information Technology - 28.3%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	32,528	249,164
Applied Optoelectronics Inc (b)(c)	20,748	265,367
Arista Networks Inc	472,075	38,837,610
Aviat Networks Inc (b)	5,218	91,628
Calix Inc (b)	26,965	1,103,138
Ciena Corp (b)	64,877	4,357,139
Cisco Systems Inc	1,819,677	105,049,954
Clearfield Inc (b)	5,437	155,879
CommScope Holding Co Inc (b)	97,892	366,116
Digi International Inc (b)	16,834	457,885
Extreme Networks Inc (b)	61,260	806,182
F5 Inc (b)	26,353	6,976,693
Harmonic Inc (b)	53,494	480,376
Juniper Networks Inc	151,304	5,495,361
Lumentum Holdings Inc (b)	31,549	1,862,653
Motorola Solutions Inc	76,360	33,628,180
Netgear Inc (b)	13,185	318,022
NetScout Systems Inc (b)	32,794	689,330
Ribbon Communications Inc (b)	41,642	133,671
Viasat Inc (b)(c)	38,895	360,557
Viavi Solutions Inc (b)	101,248	1,071,204
		202,756,109
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)(c)	12,103	65,719
Advanced Energy Industries Inc	17,200	1,675,452
Aeva Technologies Inc (b)	14,998	106,636
Amphenol Corp Class A	553,411	42,584,976
Arlo Technologies Inc (b)	45,900	451,197
Arrow Electronics Inc (b)	23,833	2,654,043
Avnet Inc	39,500	1,856,105
Badger Meter Inc	13,454	2,970,912
Bel Fuse Inc Class B	4,756	312,802
Belden Inc	18,349	1,891,965
Benchmark Electronics Inc	16,426	534,338
CDW Corp/DE	60,910	9,779,710
Climb Global Solutions Inc	1,759	185,399
Cognex Corp	77,484	2,115,313
Coherent Corp (b)	70,748	4,550,511
Corning Inc	352,272	15,633,831
Crane NXT Co (c)	22,362	1,049,225
CTS Corp	14,053	535,138
Daktronics Inc (b)	18,256	231,669
ePlus Inc (b)	12,084	753,558
Evolv Technologies Holdings Inc Class A (b)(c)	50,247	220,584
FARO Technologies Inc (b)	8,644	254,220
Flex Ltd (b)	175,174	6,015,475
Insight Enterprises Inc (b)	12,505	1,729,191
IPG Photonics Corp (b)	12,051	721,734
Itron Inc (b)	20,641	2,297,137
Jabil Inc	50,070	7,338,259
Keysight Technologies Inc (b)	79,030	11,490,962
Kimball Electronics Inc (b)	11,270	161,612
Knowles Corp (b)	39,994	629,506
Lightwave Logic Inc (b)(c)	55,398	49,309
Littelfuse Inc	11,318	2,063,385
Methode Electronics Inc	16,333	102,408
MicroVision Inc (b)(c)	105,172	118,844
Mirion Technologies Inc Class A (b)	85,831	1,354,413
Napco Security Technologies Inc	16,529	377,688
nLight Inc (b)	22,169	170,923
Novanta Inc (b)	16,465	1,957,030
OSI Systems Inc (b)	7,128	1,459,387
Ouster Inc Class A (b)	19,745	146,705
PAR Technology Corp (b)(c)	17,657	1,031,169
PC Connection Inc	5,646	350,278
Plexus Corp (b)	12,344	1,511,276
Powerfleet Inc NJ (b)(c)	52,591	265,059
Red Cat Holdings Inc (b)(c)	27,331	137,202
Rogers Corp (b)	7,770	480,264
Sanmina Corp (b)	24,871	1,909,844
ScanSource Inc (b)	9,948	328,185
SmartRent Inc Class A (b)	75,148	71,624
TD SYNNEX Corp	34,400	3,811,520
Teledyne Technologies Inc (b)	21,292	9,922,711
Trimble Inc (b)	112,349	6,981,367
TTM Technologies Inc (b)	46,370	928,327
Vishay Intertechnology Inc	51,309	666,504
Vishay Precision Group Inc (b)	5,437	135,599
Vontier Corp	67,798	2,156,654
Zebra Technologies Corp Class A (b)	23,496	5,881,519
		165,166,373
IT Services - 1.0%
Akamai Technologies Inc (b)	68,688	5,534,879
Amdocs Ltd	51,649	4,575,068
Applied Digital Corp (b)(c)	80,767	366,682
ASGN Inc (b)	20,172	1,016,265
Backblaze Inc Class A (b)	19,980	87,912
BigBear.ai Holdings Inc (b)(c)	44,793	152,744
BigCommerce Holdings Inc (b)	30,049	155,654
Cloudflare Inc Class A (b)	140,708	16,994,712
Cognizant Technology Solutions Corp Class A	226,067	16,631,749
Couchbase Inc (b)(c)	19,127	337,400
DigitalOcean Holdings Inc (b)	29,020	896,718
DXC Technology Co (b)	82,630	1,282,418
EPAM Systems Inc (b)	25,946	4,071,187
Fastly Inc Class A (b)	58,969	339,072
Gartner Inc (b)	35,114	14,785,803
GoDaddy Inc Class A (b)	64,524	12,151,805
Grid Dynamics Holdings Inc (b)	27,928	395,460
Hackett Group Inc/The	11,667	297,975
IBM Corporation	422,517	102,173,062
Kyndryl Holdings Inc (b)	106,255	3,444,787
MongoDB Inc Class A (b)	34,047	5,861,872
Okta Inc Class A (b)	74,787	8,388,110
Rackspace Technology Inc (b)	34,991	47,588
Snowflake Inc Class A (b)	150,857	24,060,183
TSS Inc/MD (b)(c)	5,747	39,309
Twilio Inc Class A (b)	70,111	6,780,435
Unisys Corp (b)	31,676	125,754
VeriSign Inc (b)	37,160	10,483,579
		241,478,182
Semiconductors & Semiconductor Equipment - 9.1%
ACM Research Inc Class A (b)	22,164	431,533
Advanced Micro Devices Inc (b)	740,512	72,088,843
Aehr Test Systems (b)(c)	12,588	107,376
Alpha & Omega Semiconductor Ltd (b)	10,811	203,571
Ambarella Inc (b)	18,028	865,164
Amkor Technology Inc	51,848	904,748
Analog Devices Inc	226,695	44,187,389
Applied Materials Inc	371,369	55,969,022
Atomera Inc (b)(c)	13,473	59,145
Axcelis Technologies Inc (b)	14,878	728,724
Broadcom Inc	2,141,919	412,255,150
CEVA Inc (b)	11,001	288,336
Cirrus Logic Inc (b)	24,331	2,336,749
Cohu Inc (b)	21,631	346,096
Credo Technology Group Holding Ltd (b)	65,600	2,824,080
Diodes Inc (b)	21,314	818,458
Enphase Energy Inc (b)	60,489	2,697,205
Entegris Inc	69,119	5,468,695
First Solar Inc (b)	48,936	6,157,128
FormFactor Inc (b)	35,385	995,734
Ichor Holdings Ltd (b)	15,249	301,625
Impinj Inc (b)	10,576	974,367
Intel Corp	1,978,676	39,771,388
KLA Corp	60,723	42,669,445
Kopin Corp (b)	65,898	84,348
Lam Research Corp	586,611	42,042,410
Lattice Semiconductor Corp (b)	63,136	3,089,244
MACOM Technology Solutions Holdings Inc (b)	27,130	2,814,738
Marvell Technology Inc	395,424	23,080,899
MaxLinear Inc Class A (b)	35,419	353,836
Microchip Technology Inc	245,808	11,326,833
Micron Technology Inc	509,159	39,179,785
MKS Instruments Inc	30,699	2,153,228
Monolithic Power Systems Inc	21,857	12,963,387
Navitas Semiconductor Corp Class A (b)(c)	60,545	116,852
NVE Corp	2,246	130,515
NVIDIA Corp	11,190,873	1,218,909,887
ON Semiconductor Corp (b)	192,657	7,648,483
Onto Innovation Inc (b)	22,558	2,751,399
PDF Solutions Inc (b)	14,225	261,029
Penguin Solutions Inc (b)	24,196	413,026
Photronics Inc (b)	28,973	529,337
Power Integrations Inc	25,968	1,275,548
Qorvo Inc (b)	42,610	3,053,859
QUALCOMM Inc	505,374	75,027,824
Rambus Inc (b)	48,775	2,379,732
Rigetti Computing Inc Class A (b)(c)	112,547	998,292
Semtech Corp (b)	39,186	1,224,563
Silicon Laboratories Inc (b)	14,867	1,512,866
SiTime Corp (b)	8,721	1,280,766
SkyWater Technology Inc (b)	9,681	68,637
Skyworks Solutions Inc	73,395	4,717,831
SolarEdge Technologies Inc (b)(c)	26,259	321,279
Synaptics Inc (b)	17,884	995,423
Teradyne Inc	74,456	5,525,380
Texas Instruments Inc	415,964	66,575,038
Ultra Clean Holdings Inc (b)	20,598	385,286
Universal Display Corp	20,144	2,530,691
Veeco Instruments Inc (b)	26,410	493,867
Wolfspeed Inc (b)(c)	71,032	252,164
		2,229,918,253
Software - 10.4%
8x8 Inc (b)	57,370	101,545
A10 Networks Inc	33,732	555,903
ACI Worldwide Inc (b)	47,886	2,555,197
Adeia Inc	49,884	614,072
Adobe Inc (b)	198,919	74,590,647
Agilysys Inc (b)	10,222	760,006
Alarm.com Holdings Inc (b)	22,556	1,209,002
Alkami Technology Inc (b)	30,311	809,001
Amplitude Inc Class A (b)	38,505	353,861
ANSYS Inc (b)	39,967	12,864,578
Appfolio Inc Class A (b)	10,618	2,192,829
Appian Corp Class A (b)(c)	19,472	604,606
AppLovin Corp Class A (b)	101,783	27,411,180
Arteris Inc (b)	11,585	77,155
Asana Inc Class A (b)	38,564	622,423
Atlassian Corp Class A (b)	74,949	17,111,606
Aurora Innovation Inc Class A (b)(c)	476,712	3,451,395
Autodesk Inc (b)	98,245	26,943,691
AvePoint Inc Class A (b)	47,283	773,077
Bentley Systems Inc Class B	70,305	3,022,412
BILL Holdings Inc (b)	42,779	1,949,439
Blackbaud Inc (b)	17,346	1,050,127
BlackLine Inc (b)	23,657	1,117,320
Blend Labs Inc Class A (b)	88,819	297,544
Box Inc Class A (b)	65,621	2,048,688
Braze Inc Class A (b)	31,201	971,287
C3.ai Inc Class A (b)(c)	52,153	1,147,888
Cadence Design Systems Inc (b)	125,333	37,316,647
Ccc Intelligent Solutions Holdings Inc Class A (b)	216,320	2,003,123
Cerence Inc (b)	19,726	178,718
Cipher Mining Inc (b)(c)	102,363	291,735
Cleanspark Inc (b)(c)	126,822	1,036,136
Clear Secure Inc Class A	42,886	1,058,426
Clearwater Analytics Holdings Inc Class A (b)	100,407	2,283,255
Commvault Systems Inc (b)	20,139	3,365,831
Confluent Inc Class A (b)	117,714	2,802,770
Consensus Cloud Solutions Inc (b)	7,889	156,676
Core Scientific Inc (b)(c)	127,324	1,031,324
Crowdstrike Holdings Inc Class A (b)	112,560	48,273,607
Daily Journal Corp (b)	423	160,309
Datadog Inc Class A (b)	143,155	14,624,715
Digimarc Corp (b)	6,897	90,281
Digital Turbine Inc (b)	43,887	131,661
Docusign Inc (b)	92,347	7,549,367
Dolby Laboratories Inc Class A	27,935	2,145,129
Domo Inc Class B (b)	15,193	112,884
DoubleVerify Holdings Inc (b)	64,147	850,589
Dropbox Inc Class A (b)	98,683	2,817,400
Dynatrace Inc (b)	136,947	6,432,401
E2open Parent Holdings Inc Class A (b)	96,589	190,280
Elastic NV (b)	39,819	3,432,398
Expensify Inc Class A (b)	22,932	67,878
Fair Isaac Corp (b)	11,158	22,200,849
Five9 Inc (b)(c)	34,306	862,453
Fortinet Inc (b)	290,689	30,161,891
Freshworks Inc Class A (b)	86,133	1,272,184
Gen Digital Inc	247,968	6,414,932
Gitlab Inc Class A (b)	56,038	2,615,293
Guidewire Software Inc (b)	38,176	7,817,300
HubSpot Inc (b)	23,840	14,578,160
I3 Verticals Inc Class A (b)	9,680	243,162
Informatica Inc Class A (b)	37,889	713,450
Intapp Inc (b)	24,259	1,316,293
InterDigital Inc	11,744	2,360,544
Intuit Inc	127,912	80,260,943
Jamf Holding Corp (b)	28,833	333,598
Klaviyo Inc Class A (b)	36,027	1,096,662
LiveRamp Holdings Inc (b)	30,078	786,840
Manhattan Associates Inc (b)	27,954	4,958,760
MARA Holdings Inc (b)(c)	154,796	2,069,623
Meridianlink Inc (b)	12,298	207,959
Microsoft Corp	3,396,984	1,342,691,896
MicroStrategy Inc Class A (b)(c)	108,908	41,397,020
Mitek Systems Inc (b)	20,705	171,437
N-able Inc/US (b)	32,272	227,840
nCino Inc (b)(c)	42,210	979,272
NCR Voyix Corp (b)	66,708	571,688
NextNav Inc Class A (b)	30,131	374,227
Nutanix Inc Class A (b)	113,900	7,824,930
Olo Inc Class A (b)	50,705	314,371
OneSpan Inc	16,391	243,734
Onestream Inc Class A (c)	23,494	502,772
Ooma Inc (b)	11,437	139,875
Oracle Corp	741,291	104,314,470
PagerDuty Inc (b)	41,137	638,035
Palantir Technologies Inc Class A (b)	936,686	110,941,090
Palo Alto Networks Inc (b)	302,563	56,558,102
Pegasystems Inc	20,372	1,875,854
Porch Group Inc (b)	42,949	249,104
Procore Technologies Inc (b)	49,002	3,140,538
Progress Software Corp	19,804	1,187,448
PROS Holdings Inc (b)	19,973	341,139
PTC Inc (b)	55,017	8,525,984
Q2 Holdings Inc (b)	27,677	2,193,402
Qualys Inc (b)	16,754	2,106,145
Rapid7 Inc (b)	28,835	681,083
Red Violet Inc	5,241	204,713
Rekor Systems Inc (b)(c)	48,173	50,581
RingCentral Inc Class A (b)	36,513	931,082
Riot Platforms Inc (b)(c)	136,382	987,406
Roper Technologies Inc	48,997	27,442,240
Rubrik Inc Class A (b)	39,729	2,802,086
Salesforce Inc	437,302	117,507,420
Samsara Inc Class A (b)	115,793	4,592,350
SEMrush Holdings Inc Class A (b)	15,282	157,099
SentinelOne Inc Class A (b)	134,676	2,491,506
Servicenow Inc (b)	94,135	89,899,866
SoundHound AI Inc Class A (b)(c)	164,561	1,528,772
Sprinklr Inc Class A (b)	51,072	392,744
Sprout Social Inc Class A (b)	23,269	486,555
SPS Commerce Inc (b)	17,333	2,487,459
Synopsys Inc (b)	70,643	32,425,843
Telos Corp (b)	23,100	63,062
Tenable Holdings Inc (b)	54,621	1,669,764
Teradata Corp (b)	43,679	939,099
Terawulf Inc (b)(c)	140,838	391,530
Tyler Technologies Inc (b)	19,565	10,629,665
UiPath Inc Class A (b)	194,005	2,316,420
Unity Software Inc (b)	134,514	2,834,210
Varonis Systems Inc (b)	51,391	2,201,590
Verint Systems Inc (b)	28,468	502,176
Veritone Inc (b)(c)	17,797	36,305
Vertex Inc Class A (b)	23,799	952,674
Viant Technology Inc Class A (b)	7,327	104,849
Weave Communications Inc (b)	18,305	194,033
Workday Inc Class A (b)	97,806	23,962,470
Workiva Inc Class A (b)	23,534	1,771,404
Xperi Inc (b)	20,699	152,966
Yext Inc (b)	49,566	337,049
Zeta Global Holdings Corp Class A (b)	96,954	1,266,219
Zoom Communications Inc Class A (b)	119,796	9,288,982
Zscaler Inc (b)	43,492	9,836,586
		2,545,911,146
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	6,864,415	1,458,688,188
CompoSecure Inc Class A	17,579	193,193
Corsair Gaming Inc (b)	20,473	144,949
Dell Technologies Inc Class C	142,577	13,082,866
Diebold Nixdorf Inc (b)	17,156	760,525
Eastman Kodak Co (b)(c)	33,557	211,074
Hewlett Packard Enterprise Co	600,243	9,735,941
HP Inc	428,547	10,957,947
Immersion Corp	13,961	100,938
IonQ Inc (b)(c)	90,007	2,471,592
NetApp Inc	92,925	8,340,019
Pure Storage Inc Class A (b)	141,682	6,426,696
Sandisk Corp/DE	52,607	1,689,211
Seagate Technology Holdings PLC	96,748	8,806,970
Super Micro Computer Inc (b)(c)	230,152	7,332,643
Turtle Beach Corp (b)	7,300	84,314
Western Digital Corp (b)	159,006	6,974,003
Xerox Holdings Corp (c)	52,962	233,562
		1,536,234,631
TOTAL INFORMATION TECHNOLOGY		6,921,464,694

Materials - 2.3%
Chemicals - 1.3%
AdvanSix Inc	12,221	261,774
Air Products and Chemicals Inc	101,653	27,557,112
Albemarle Corp	53,817	3,150,985
American Vanguard Corp	13,340	56,295
Arq Inc (b)	14,422	54,659
Ashland Inc	21,533	1,171,180
ASP Isotopes Inc (b)(c)	25,070	132,370
Aspen Aerogels Inc (b)	30,771	166,163
Avient Corp	41,664	1,387,828
Axalta Coating Systems Ltd (b)	99,899	3,246,718
Balchem Corp	14,887	2,330,560
Cabot Corp	24,752	1,944,022
Celanese Corp	49,863	2,219,402
CF Industries Holdings Inc	79,532	6,232,923
Chemours Co/The	68,161	843,833
Corteva Inc	313,270	19,419,607
Danimer Scientific Inc warrants 7/15/2025 (b)	10,770	4
Dow Inc	321,852	9,845,453
DuPont de Nemours Inc	191,091	12,610,095
Eastman Chemical Co	52,689	4,057,053
Ecolab Inc	115,128	28,946,633
Ecovyst Inc (b)	47,839	286,077
Element Solutions Inc	101,708	2,075,860
FMC Corp	56,950	2,387,344
Ginkgo Bioworks Holdings Inc Class A (b)(c)	18,364	135,343
Hawkins Inc	8,692	1,058,512
HB Fuller Co	24,932	1,347,325
Huntsman Corp	74,263	988,441
Ingevity Corp (b)	16,474	543,313
Innospec Inc	11,371	1,017,477
International Flavors & Fragrances Inc	116,887	9,170,954
Intrepid Potash Inc (b)	4,355	143,889
Koppers Holdings Inc	9,258	232,005
Kronos Worldwide Inc	10,509	81,024
Linde PLC	217,564	98,606,533
LSB Industries Inc (b)	24,883	158,754
LyondellBasell Industries NV Class A1	118,539	6,900,155
Mativ Holdings Inc	24,821	126,835
Minerals Technologies Inc	14,516	748,880
Mosaic Co/The	145,281	4,416,542
NewMarket Corp	3,478	2,140,013
Olin Corp	52,790	1,141,320
Origin Materials Inc Class A (b)(c)	52,342	36,985
Perimeter Solutions Inc	62,659	634,736
PPG Industries Inc	106,077	11,547,542
PureCycle Technologies Inc (b)(c)	67,733	454,488
Quaker Chemical Corp	6,247	661,807
Rayonier Advanced Materials Inc (b)	29,674	126,411
RPM International Inc	58,794	6,276,260
Scotts Miracle-Gro Co/The	19,616	988,254
Sensient Technologies Corp	19,316	1,814,738
Sherwin-Williams Co/The	105,858	37,359,406
Stepan Co	9,662	488,511
Trinseo PLC	17,088	68,010
Tronox Holdings PLC	53,373	288,748
Westlake Corp	15,275	1,411,868
		321,499,029
Construction Materials - 0.2%
CRH PLC	310,370	29,615,505
Eagle Materials Inc	15,200	3,441,128
Knife River Corp (b)	25,849	2,413,780
Martin Marietta Materials Inc	27,932	14,635,809
United States Lime & Minerals Inc	4,850	453,524
Vulcan Materials Co	60,352	15,832,140
		66,391,886
Containers & Packaging - 0.3%
Amcor PLC (c)	659,914	6,071,209
AptarGroup Inc	30,421	4,561,629
Ardagh Metal Packaging SA	65,369	242,519
Avery Dennison Corp	36,759	6,289,832
Ball Corp	136,433	7,086,330
Crown Holdings Inc	53,436	5,147,490
Graphic Packaging Holding CO	137,327	3,475,746
Greif Inc Class A	11,871	622,990
International Paper Co	240,952	11,006,687
Myers Industries Inc	17,002	178,521
O-I Glass Inc (b)	70,325	890,315
Packaging Corp of America	40,750	7,563,608
Ranpak Holdings Corp Class A (b)	19,855	81,604
Sealed Air Corp	66,449	1,831,334
Silgan Holdings Inc	37,051	1,913,684
Smurfit WestRock PLC	225,892	9,491,982
Sonoco Products Co	44,803	1,836,923
TriMas Corp	17,591	423,064
		68,715,467
Metals & Mining - 0.5%
Alcoa Corp (c)	118,274	2,901,261
Alpha Metallurgical Resources Inc (b)	5,027	610,026
ATI Inc (b)	65,132	3,541,878
Carpenter Technology Corp	22,802	4,460,299
Century Aluminum Co (b)	23,968	393,315
Cleveland-Cliffs Inc (b)(c)	220,829	1,819,631
Coeur Mining Inc (b)	291,423	1,617,398
Commercial Metals Co	51,900	2,311,626
Compass Minerals International Inc (b)	15,569	209,247
Contango ORE Inc (b)	4,485	63,059
Freeport-McMoRan Inc	656,790	23,664,144
Hecla Mining Co	288,646	1,651,055
Idaho Strategic Resources Inc (b)(c)	5,328	85,195
Ivanhoe Electric Inc / US (b)(c)	41,871	263,787
Kaiser Aluminum Corp	7,252	467,464
Materion Corp	9,430	782,784
Mesabi Trust	6,007	167,836
Metallus Inc (b)	17,198	217,555
MP Materials Corp (b)(c)	55,294	1,352,491
Newmont Corp	520,245	27,406,507
Nucor Corp	107,313	12,809,953
Olympic Steel Inc	4,521	145,802
Piedmont Lithium Inc (b)(c)	9,473	70,858
Radius Recycling Inc Class A	12,275	360,026
Ramaco Resources Inc Class A	12,280	123,782
Reliance Inc	24,733	7,128,793
Royal Gold Inc	30,065	5,493,176
Ryerson Holding Corp	12,373	289,281
Steel Dynamics Inc	64,711	8,393,664
SunCoke Energy Inc	38,117	345,340
United States Steel Corp	102,904	4,497,934
Warrior Met Coal Inc	24,009	1,148,110
Worthington Steel Inc	16,027	411,253
		115,204,530
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	7,586	203,760
Louisiana-Pacific Corp	28,555	2,464,582
Sylvamo Corp	15,562	927,806
		3,596,148
TOTAL MATERIALS		575,407,060

Real Estate - 2.7%
Diversified REITs - 0.1%
Alexander & Baldwin Inc	33,607	577,368
Alpine Income Property Trust Inc	5,957	92,035
American Assets Trust Inc	21,742	407,228
Armada Hoffler Properties Inc Class A	36,689	248,385
Broadstone Net Lease Inc Class A	86,510	1,399,732
CTO Realty Growth Inc	12,360	225,817
Empire State Realty Trust Inc Class A	62,539	445,278
Essential Properties Realty Trust Inc	86,286	2,775,821
Gladstone Commercial Corp	20,456	289,043
Global Net Lease Inc	90,766	685,283
One Liberty Properties Inc	7,332	178,900
WP Carey Inc	100,165	6,254,303
		13,579,193
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	70,522	5,124,129
American Healthcare REIT Inc	69,901	2,256,404
CareTrust REIT Inc	86,011	2,517,542
Community Healthcare Trust Inc	11,479	196,060
Diversified Healthcare Trust	99,456	224,771
Global Medical REIT Inc	29,072	225,017
Healthcare Realty Trust Inc	162,008	2,515,984
Healthpeak Properties Inc	320,230	5,712,903
LTC Properties Inc	20,875	748,786
Medical Properties Trust Inc (c)	273,976	1,512,348
National Health Investors Inc	20,784	1,572,725
Omega Healthcare Investors Inc	128,971	5,036,318
Sabra Health Care REIT Inc	108,079	1,929,210
Sila Realty Trust Inc	25,352	653,068
Universal Health Realty Income Trust	5,940	226,967
Ventas Inc	199,808	14,002,545
Welltower Inc	278,403	42,481,514
		86,936,291
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	102,110	1,201,835
Chatham Lodging Trust	22,722	156,100
DiamondRock Hospitality Co	95,257	699,186
Host Hotels & Resorts Inc	320,116	4,520,038
Park Hotels & Resorts Inc	94,489	939,221
Pebblebrook Hotel Trust	54,793	495,877
RLJ Lodging Trust	69,618	488,022
Ryman Hospitality Properties Inc	27,390	2,408,951
Service Properties Trust	76,229	137,211
Summit Hotel Properties Inc	49,836	202,833
Sunstone Hotel Investors Inc	91,987	767,172
Xenia Hotels & Resorts Inc	46,658	498,307
		12,514,753
Industrial REITs - 0.3%
Americold Realty Trust Inc	119,430	2,309,776
EastGroup Properties Inc	23,813	3,891,520
First Industrial Realty Trust Inc	60,753	2,890,628
Lineage Inc (c)	27,153	1,309,589
LXP Industrial Trust	135,744	1,071,020
Plymouth Industrial REIT Inc	18,364	273,073
Prologis Inc	423,575	43,289,366
Rexford Industrial Realty Inc	104,374	3,454,779
STAG Industrial Inc Class A	85,702	2,830,737
Terreno Realty Corp	45,774	2,578,449
		63,898,937
Office REITs - 0.1%
Brandywine Realty Trust	79,161	313,478
BXP Inc	66,654	4,247,859
COPT Defense Properties	51,475	1,344,012
Cousins Properties Inc	76,717	2,112,786
Douglas Emmett Inc	76,493	1,057,898
Easterly Government Properties Inc	18,208	367,255
Highwoods Properties Inc	49,274	1,401,353
Hudson Pacific Properties Inc	64,738	132,713
JBG SMITH Properties	38,716	541,250
Kilroy Realty Corp	48,579	1,530,724
NET Lease Office Properties (b)	6,906	208,768
Orion Properties Inc	22,818	41,757
Paramount Group Inc	84,159	361,042
Peakstone Realty Trust	16,854	193,990
Piedmont Office Realty Trust Inc Class A1	56,992	336,823
Postal Realty Trust Inc Class A	10,247	135,670
SL Green Realty Corp	31,989	1,682,941
Vornado Realty Trust	75,842	2,675,706
		18,686,025
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	44,936	155,479
CBRE Group Inc Class A (b)	135,107	16,507,373
Compass Inc Class A (b)	191,509	1,478,449
CoStar Group Inc (b)	192,654	14,289,147
Cushman & Wakefield PLC (b)	104,590	980,008
Douglas Elliman Inc (b)	30,562	50,733
eXp World Holdings Inc	38,611	353,677
Forestar Group Inc (b)	8,651	166,618
Howard Hughes Holdings Inc (b)	13,838	920,642
Jones Lang LaSalle Inc (b)	21,668	4,927,520
Kennedy-Wilson Holdings Inc	53,884	344,858
Marcus & Millichap Inc	11,000	334,400
Newmark Group Inc Class A	63,279	695,436
Opendoor Technologies Inc Class A (b)	290,572	220,341
RE/MAX Holdings Inc Class A (b)	8,806	67,366
Redfin Corp (b)	57,073	542,764
RMR Group Inc/The Class A	7,216	105,931
Seaport Entertainment Group Inc (c)	4,007	76,734
St Joe Co/The	17,349	734,210
Tejon Ranch Co (b)	11,331	191,834
Zillow Group Inc Class A (b)	26,887	1,774,004
Zillow Group Inc Class C (b)	71,260	4,797,936
		49,715,460
Residential REITs - 0.3%
American Homes 4 Rent Class A	145,188	5,428,579
Apartment Investment and Management Co Class A	59,653	471,855
AvalonBay Communities Inc	64,956	13,639,461
Camden Property Trust	48,855	5,559,699
Centerspace	7,675	463,263
Elme Communities	40,409	629,168
Equity LifeStyle Properties Inc	87,412	5,662,549
Equity Residential	156,262	10,978,968
Essex Property Trust Inc	29,391	8,204,498
Independence Realty Trust Inc	105,929	2,058,200
Invitation Homes Inc	260,525	8,907,350
Mid-America Apartment Communities Inc	53,472	8,536,805
NexPoint Residential Trust Inc	10,138	377,945
Sun Communities Inc	54,770	6,815,031
UDR Inc	137,829	5,772,279
UMH Properties Inc	33,689	595,285
Veris Residential Inc	37,156	576,661
		84,677,596
Retail REITs - 0.3%
Acadia Realty Trust	54,844	1,047,520
Agree Realty Corp	48,995	3,802,502
Alexander's Inc	995	205,368
Brixmor Property Group Inc	140,270	3,494,126
CBL & Associates Properties Inc	6,519	153,000
Curbline Properties Corp	43,368	992,694
Federal Realty Investment Trust	35,391	3,327,462
FrontView REIT Inc	6,767	84,180
Getty Realty Corp	23,429	655,778
InvenTrust Properties Corp	35,642	992,986
Kimco Realty Corp	311,117	6,216,118
Kite Realty Group Trust	101,115	2,189,140
Macerich Co/The	113,488	1,663,734
NETSTREIT Corp	37,558	611,069
NNN REIT Inc	85,947	3,533,281
Phillips Edison & Co Inc	57,430	1,992,821
Realty Income Corp	399,972	23,142,380
Regency Centers Corp	74,749	5,395,383
Saul Centers Inc	5,701	186,423
Simon Property Group Inc	140,169	22,059,797
SITE Centers Corp	22,063	261,226
Tanger Inc	50,627	1,595,257
Urban Edge Properties	57,481	1,038,682
Whitestone REIT	20,639	269,133
		84,910,060
Specialized REITs - 1.0%
American Tower Corp	213,540	48,134,052
Crown Castle Inc	198,626	21,006,686
CubeSmart	103,743	4,219,228
Digital Realty Trust Inc	144,624	23,217,937
EPR Properties	34,716	1,718,095
Equinix Inc	44,480	38,286,161
Extra Space Storage Inc	96,941	14,203,795
Farmland Partners Inc	20,053	201,733
Four Corners Property Trust Inc	45,950	1,284,303
Gaming and Leisure Properties Inc	125,601	6,011,264
Gladstone Land Corp	15,740	156,298
Iron Mountain Inc	134,279	12,040,798
Lamar Advertising Co Class A	40,168	4,571,520
Millrose Properties Inc Class A	54,910	1,374,946
National Storage Affiliates Trust	32,106	1,194,343
Outfront Media Inc	62,979	952,872
PotlatchDeltic Corp	32,839	1,260,689
Public Storage Operating Co	72,042	21,643,578
Rayonier Inc	64,879	1,586,940
Safehold Inc	21,253	334,735
SBA Communications Corp Class A	49,147	11,962,380
Uniti Group Inc	111,326	547,724
VICI Properties Inc	481,864	15,429,285
Weyerhaeuser Co	332,089	8,604,426
		239,943,788
TOTAL REAL ESTATE		654,862,103

Utilities - 2.5%
Electric Utilities - 1.6%
ALLETE Inc	26,506	1,735,878
Alliant Energy Corp	117,274	7,158,405
American Electric Power Co Inc	243,650	26,397,041
Constellation Energy Corp	142,962	31,943,429
Duke Energy Corp	354,563	43,263,777
Edison International	176,970	9,469,665
Entergy Corp	195,941	16,296,413
Evergy Inc	105,080	7,261,028
Eversource Energy	167,691	9,974,261
Exelon Corp	459,308	21,541,545
FirstEnergy Corp	234,457	10,053,516
Hawaiian Electric Industries Inc (b)	78,698	826,329
IDACORP Inc	24,388	2,879,979
MGE Energy Inc	16,512	1,493,015
NextEra Energy Inc	939,715	62,848,139
NRG Energy Inc	92,595	10,146,560
OGE Energy Corp	91,882	4,169,605
Oklo Inc Class A (b)(c)	32,858	780,049
Otter Tail Corp	19,109	1,516,872
PG&E Corp	1,002,494	16,561,201
Pinnacle West Capital Corp	51,983	4,947,742
Portland General Electric Co	49,892	2,101,451
PPL Corp	337,338	12,312,837
Southern Co/The	500,640	46,003,810
TXNM Energy Inc	41,129	2,188,063
Xcel Energy Inc	262,369	18,549,488
		372,420,098
Gas Utilities - 0.1%
Atmos Energy Corp	72,543	11,652,583
Chesapeake Utilities Corp	10,420	1,372,001
MDU Resources Group Inc	93,255	1,598,391
National Fuel Gas Co	41,357	3,175,390
New Jersey Resources Corp	45,849	2,243,850
Northwest Natural Holding Co	18,281	787,911
ONE Gas Inc	25,855	2,029,876
Southwest Gas Holdings Inc	27,521	1,987,291
Spire Inc	26,625	2,037,878
UGI Corp	98,238	3,221,224
		30,106,395
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	325,429	3,254,290
Clearway Energy Inc Class A	15,557	425,484
Clearway Energy Inc Class C	38,063	1,116,768
Ormat Technologies Inc	26,250	1,905,750
Talen Energy Corp (b)	21,016	4,520,121
Vistra Corp	155,486	20,155,651
		31,378,064
Multi-Utilities - 0.6%
Ameren Corp	123,323	12,238,575
Avista Corp	36,138	1,498,643
Black Hills Corp	32,680	1,990,212
CenterPoint Energy Inc	297,809	11,549,033
CMS Energy Corp	136,583	10,059,338
Consolidated Edison Inc	158,341	17,852,948
Dominion Energy Inc	383,913	20,877,189
DTE Energy Co	94,717	12,976,229
NiSource Inc	214,802	8,400,906
Northwestern Energy Group Inc	27,978	1,629,159
Public Service Enterprise Group Inc	227,668	18,197,503
Sempra	289,462	21,498,343
Unitil Corp	7,458	437,486
WEC Energy Group Inc	145,154	15,897,266
		155,102,830
Water Utilities - 0.1%
American States Water Co	17,259	1,399,877
American Water Works Co Inc	89,073	13,094,622
Cadiz Inc (b)	21,879	62,136
California Water Service Group	27,175	1,376,414
Consolidated Water Co Ltd	6,867	159,589
Essential Utilities Inc	115,550	4,752,572
Middlesex Water Co	8,157	514,870
SJW Group	13,868	786,870
York Water Co/The	6,624	233,165
		22,380,115
TOTAL UTILITIES		611,387,502

TOTAL UNITED STATES		24,296,729,190
TOTAL COMMON STOCKS (Cost $17,598,424,871)		24,503,090,274

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	51,715,875	51,726,218
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	162,204,987	162,221,208
TOTAL MONEY MARKET FUNDS (Cost $213,947,426)			213,947,426

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $3,807,503)	4.25	3,820,000	3,807,462

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $17,816,179,800)	24,720,845,162
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(142,011,200)
NET ASSETS - 100.0%	24,578,833,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	65	Jun 2025	6,401,850	429,696	429,696
CME E-Mini S&P 500 Index Contracts (United States)	246	Jun 2025	68,720,100	4,928,877	4,928,877
CME S&P 400 Midcap Index Contracts (United States)	12	Jun 2025	3,429,360	224,862	224,862

TOTAL FUTURES CONTRACTS					5,583,435
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $292,729 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,807,462.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,045,242	1,040,522,049	1,031,841,073	1,319,992	-	-	51,726,218	51,715,875	0.1%
Fidelity Securities Lending Cash Central Fund	160,056,780	416,355,529	414,191,101	631,909	-	-	162,221,208	162,204,987	0.5%
Total	203,102,022	1,456,877,578	1,446,032,174	1,951,901	-	-	213,947,426

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,125,663,119	2,125,663,119	-	-
Consumer Discretionary	2,550,737,709	2,550,737,709	-	-
Consumer Staples	1,428,139,873	1,428,139,873	-	-
Energy	795,825,966	795,825,966	-	-
Financials	3,660,188,846	3,660,188,846	-	-
Health Care	2,677,173,243	2,677,152,176	-	21,067
Industrials	2,359,995,164	2,359,995,164	-	-
Information Technology	7,054,900,272	7,054,900,272	-	-
Materials	584,216,477	584,216,477	-	-
Real Estate	654,862,103	654,862,103	-	-
Utilities	611,387,502	611,387,502	-	-

U.S. Treasury Obligations	3,807,462	-	3,807,462	-

Money Market Funds	213,947,426	213,947,426	-	-
Total Investments in Securities:	24,720,845,162	24,717,016,633	3,807,462	21,067
Derivative Instruments:

Assets
Futures Contracts	5,583,435	5,583,435	-	-
Total Assets	5,583,435	5,583,435	-	-
Total Derivative Instruments:	5,583,435	5,583,435	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,583,435	0
Total Equity Risk	5,583,435	0
Total Value of Derivatives	5,583,435	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Total Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161,615,228) - See accompanying schedule:
Unaffiliated issuers (cost $17,602,232,374)	$24,506,897,736
Fidelity Central Funds (cost $213,947,426)	213,947,426

Total Investment in Securities (cost $17,816,179,800)		$24,720,845,162
Segregated cash with brokers for derivative instruments		2,581,001
Cash		3,506,608
Foreign currency held at value (cost $2,945)		2,953
Receivable for investments sold		3,590,495
Receivable for fund shares sold		13,444,590
Dividends receivable		12,888,502
Distributions receivable from Fidelity Central Funds		315,453
Other receivables		361,580
Total assets		24,757,536,344
Liabilities
Payable for fund shares redeemed	$16,153,683
Payable for daily variation margin on futures contracts	29,331
Other payables and accrued expenses	299,593
Collateral on securities loaned	162,219,775
Total liabilities		178,702,382
Net Assets		$24,578,833,962
Net Assets consist of:
Paid in capital		$17,785,234,491
Total accumulated earnings (loss)		6,793,599,471
Net Assets		$24,578,833,962
Net Asset Value, offering price and redemption price per share ($24,578,833,962 ÷ 1,276,675,477 shares)		$19.25
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$162,649,230
Interest		112,148
Income from Fidelity Central Funds (including $631,909 from security lending)		1,951,901
Total income		164,713,279
Expenses
Independent trustees' fees and expenses	$54,140
Total expenses before reductions	54,140
Expense reductions	(7,623)
Total expenses after reductions		46,517
Net Investment income (loss)		164,666,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(175,279,419)
Redemptions in-kind	127,123,048
Futures contracts	(11,811,656)
Total net realized gain (loss)		(59,968,027)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(720,684,008)
Assets and liabilities in foreign currencies	(15)
Futures contracts	5,290,976
Total change in net unrealized appreciation (depreciation)		(715,393,047)
Net gain (loss)		(775,361,074)
Net increase (decrease) in net assets resulting from operations		$(610,694,312)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$164,666,762	$293,212,584
Net realized gain (loss)	(59,968,027)	105,317,131
Change in net unrealized appreciation (depreciation)	(715,393,047)	5,626,181,626
Net increase (decrease) in net assets resulting from operations	(610,694,312)	6,024,711,341
Distributions to shareholders	(288,265,326)	(235,874,094)

Share transactions
Proceeds from sales of shares	3,587,160,743	5,434,419,129
Reinvestment of distributions	256,760,209	208,297,059
Cost of shares redeemed	(2,262,749,020)	(2,580,354,001)

Net increase (decrease) in net assets resulting from share transactions	1,581,171,932	3,062,362,187
Total increase (decrease) in net assets	682,212,294	8,851,199,434

Net Assets
Beginning of period	23,896,621,668	15,045,422,234
End of period	$24,578,833,962	$23,896,621,668

Other Information
Shares
Sold	177,453,009	300,647,044
Issued in reinvestment of distributions	12,220,857	12,674,298
Redeemed	(113,199,299)	(141,915,145)
Net increase (decrease)	76,474,567	171,406,197

Financial Highlights
Fidelity ZERO® Total Market Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$14.62	$13.68	$16.59	$11.67	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.24	.22	.20	.20
Net realized and unrealized gain (loss)	(.55)	5.26	.91	(2.92)	4.89	.86
Total from investment operations	(.42)	5.52	1.15	(2.70)	5.09	1.06
Distributions from net investment income	(.24)	(.23)	(.21)	(.18)	(.17)	(.16)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.24)	(.23)	(.21)	(.21)	(.17)	(.17)
Net asset value, end of period	$19.25	$19.91	$14.62	$13.68	$16.59	$11.67
Total Return C,D	(2.23) %	38.06%	8.55%	(16.46)%	44.00%	9.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.30% H	1.44%	1.63%	1.50%	1.37%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$24,578,834	$23,896,622	$15,045,422	$12,227,768	$12,297,505	$6,053,570
Portfolio turnover rate I	1 % H,J	2% J	2%	3%	4% J	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity ZERO International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity ZERO Total Market Index Fund	299,564

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity ZERO Extended Market Index Fund	1,689,413,112	386,207,473	(349,459,433)	36,748,040
Fidelity ZERO International Index Fund	4,436,488,770	1,246,727,146	(456,670,996)	790,056,150
Fidelity ZERO Large Cap Index Fund	8,799,821,908	3,770,816,891	(600,952,225)	3,169,864,666
Fidelity ZERO Total Market Index Fund	17,946,411,357	8,346,847,445	(1,566,830,205)	6,780,017,240

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity ZERO Extended Market Index Fund	(5,707,205)	(15,134,512)	(20,841,717)
Fidelity ZERO International Index Fund	(25,947,939)	(118,878,186)	(144,826,125)
Fidelity ZERO Large Cap Index Fund	(12,002,288)	(69,750,847)	(81,753,135)
Fidelity ZERO Total Market Index Fund	-	(30,776,698)	(30,776,698)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	210,085,524	136,629,858
Fidelity ZERO International Index Fund	540,166,024	59,846,726
Fidelity ZERO Large Cap Index Fund	1,256,480,113	179,577,858
Fidelity ZERO Total Market Index Fund	1,842,075,984	151,659,080

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Total Market Index Fund	10,322,238	127,123,048	198,440,486

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	6,198,347	45,100,121	74,938,017
Fidelity ZERO Total Market Index Fund	9,563,512	121,153,731	195,669,446
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity ZERO Extended Market Index Fund	27,814,648	72,569,460	37,623,025
Fidelity ZERO Large Cap Index Fund	88,534,269	56,902,271	(54,340,073)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity ZERO Extended Market Index Fund	43,520	2,667	211,483
Fidelity ZERO International Index Fund	4,718	-	-
Fidelity ZERO Large Cap Index Fund	935	-	-
Fidelity ZERO Total Market Index Fund	67,649	2,133	127,803

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity ZERO Extended Market Index Fund	3,362,046
Fidelity ZERO International Index Fund	-
Fidelity ZERO Large Cap Index Fund	7,344
Fidelity ZERO Total Market Index Fund	6,666,190
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity ZERO Large Cap Index Fund.	731
Fidelity ZERO Total Market Index Fund	7,623
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891447.106
EML-SANN-0625
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.2%
	Shares	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Insurance - 0.4%
Medibank Pvt Ltd	5,773,019	17,173,140
CANADA - 10.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BCE Inc	427,952	9,511,424
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
Dollarama Inc	642,933	79,328,959
Consumer Staples - 2.4%
Consumer Staples Distribution & Retail - 2.4%
Empire Co Ltd Class A	173,154	6,430,788
George Weston Ltd	75,959	14,799,498
Loblaw Cos Ltd	329,642	53,513,623
Metro Inc/CN	473,626	36,499,366
		111,243,275
Financials - 2.3%
Capital Markets - 0.5%
TMX Group Ltd	624,540	25,310,496
Insurance - 1.8%
Intact Financial Corp	369,357	82,029,619
TOTAL FINANCIALS		107,340,115

Industrials - 1.2%
Professional Services - 1.2%
Thomson Reuters Corp	314,594	58,539,677
Utilities - 2.3%
Electric Utilities - 2.3%
Emera Inc	603,444	27,160,670
Fortis Inc/Canada	1,133,840	56,149,179
Hydro One Ltd (a)(b)	695,507	26,758,807
		110,068,656
TOTAL CANADA		476,032,106
CHINA - 11.9%
Consumer Staples - 0.2%
Food Products - 0.2%
Want Want China Holdings Ltd	12,247,000	8,037,706
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
China Shenhua Energy Co Ltd H Shares	9,395,500	35,374,259
Financials - 9.8%
Banks - 9.2%
Agricultural Bank of China Ltd H Shares	100,533,000	61,442,883
Bank of Beijing Co Ltd A Shares (China)	2,954,000	2,438,012
Bank of China Ltd H Shares	140,287,000	78,503,995
Bank of Communications Co Ltd H Shares	58,168,000	51,000,877
Bank of Jiangsu Co Ltd A Shares (China)	2,977,800	4,163,623
Bank of Shanghai Co Ltd A Shares (China)	1,911,000	2,729,553
BOC Hong Kong Holdings Ltd	8,057,500	33,453,440
China CITIC Bank Corp Ltd H Shares	25,224,000	19,936,964
China Construction Bank Corp H Shares	95,049,000	78,190,291
China Minsheng Banking Corp Ltd H Shares	23,829,000	11,183,862
Chongqing Rural Commercial Bank Co Ltd H Shares	6,412,000	4,919,207
Huaxia Bank Co Ltd A Shares (China)	2,363,800	2,365,047
Industrial & Commercial Bank of China Ltd H Shares	109,768,000	75,296,013
Shanghai Pudong Development Bank Co Ltd A Shares (China)	4,787,800	7,214,010
		432,837,777
Financial Services - 0.0%
Far East Horizon Ltd	2,706,000	2,096,944
Insurance - 0.6%
PICC Property & Casualty Co Ltd H Shares	16,026,000	29,549,203
TOTAL FINANCIALS		464,483,924

Industrials - 0.7%
Construction & Engineering - 0.2%
China Energy Engineering Corp Ltd A Shares (China)	9,845,700	2,977,724
China State Construction Engineering Corp Ltd A Shares (China)	6,949,300	5,266,758
		8,244,482
Ground Transportation - 0.3%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	11,077,900	8,841,785
Daqin Railway Co Ltd A Shares (China)	5,019,800	4,474,845
		13,316,630
Transportation Infrastructure - 0.2%
Jiangsu Expressway Co Ltd H Shares	3,512,000	4,369,849
Qingdao Port International Co Ltd H Shares (a)(b)	2,940,000	2,122,853
Shanghai International Port Group Co Ltd A Shares (China)	4,906,400	3,675,729
		10,168,431
TOTAL INDUSTRIALS		31,729,543

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
China Railway Signal & Communication Corp Ltd H Shares (a)(b)	9,230,000	3,713,136
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
China Three Gorges Renewables Group Co Ltd A Shares (China)	5,986,000	3,507,325
China Yangtze Power Co Ltd A Shares (China)	4,622,300	18,747,854
		22,255,179
TOTAL CHINA		565,593,747
DENMARK - 2.4%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	759,290	18,115,099
Health Care - 2.0%
Health Care Equipment & Supplies - 0.3%
Coloplast AS Series B	121,170	13,711,971
Pharmaceuticals - 1.7%
Novo Nordisk A/S Series B	1,222,717	81,752,771
TOTAL HEALTH CARE		95,464,742

TOTAL DENMARK		113,579,841
FINLAND - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Elisa Oyj A Shares	324,936	17,308,238
FRANCE - 1.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Orange SA	4,217,888	61,193,329
GERMANY - 0.8%
Consumer Staples - 0.8%
Personal Care Products - 0.8%
Beiersdorf AG	271,027	38,072,084
HONG KONG - 3.3%
Financials - 0.4%
Banks - 0.4%
Hang Seng Bank Ltd	1,545,100	21,575,936
Industrials - 0.8%
Ground Transportation - 0.3%
MTR Corp Ltd	4,427,500	15,299,526
Industrial Conglomerates - 0.5%
Jardine Matheson Holdings Ltd (Singapore)	463,800	20,608,992
TOTAL INDUSTRIALS		35,908,518

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Hongkong Land Holdings Ltd (Singapore)	2,284,300	11,179,370
Sino Land Co Ltd	10,530,390	10,835,075
		22,014,445
Utilities - 1.7%
Electric Utilities - 1.2%
CLP Holdings Ltd	4,223,000	36,008,009
Power Assets Holdings Ltd	2,767,000	18,320,369
		54,328,378
Gas Utilities - 0.5%
Hong Kong & China Gas Co Ltd	27,204,000	24,518,536
TOTAL UTILITIES		78,846,914

TOTAL HONG KONG		158,345,813
INDIA - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Dr Reddy's Laboratories Ltd ADR (c)	985,057	13,711,993
INDONESIA - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	6,187,200	4,228,385
ISRAEL - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
Elbit Systems Ltd	56,015	21,506,755
ITALY - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	231,772	13,613,887
JAPAN - 20.4%
Communication Services - 4.9%
Diversified Telecommunication Services - 1.6%
Nippon Telegraph & Telephone Corp	73,154,200	76,466,417
Wireless Telecommunication Services - 3.3%
KDDI Corp	4,178,000	74,049,299
SoftBank Corp	52,639,700	79,656,789
		153,706,088
TOTAL COMMUNICATION SERVICES		230,172,505

Consumer Discretionary - 3.5%
Automobile Components - 0.8%
Bridgestone Corp	887,700	37,119,336
Automobiles - 1.3%
Toyota Motor Corp	3,106,400	59,330,437
Broadline Retail - 0.8%
Pan Pacific International Holdings Corp	1,228,300	37,885,040
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd	226,500	9,552,350
Skylark Holdings Co Ltd	510,600	10,586,611
Zensho Holdings Co Ltd	208,200	12,914,574
		33,053,535
TOTAL CONSUMER DISCRETIONARY		167,388,348

Consumer Staples - 1.8%
Beverages - 0.3%
Suntory Beverage & Food Ltd	359,000	12,524,073
Food Products - 1.5%
Ajinomoto Co Inc	2,208,200	45,166,722
MEIJI Holdings Co Ltd	691,600	17,004,262
Nisshin Seifun Group Inc	865,000	11,159,979
		73,330,963
TOTAL CONSUMER STAPLES		85,855,036

Financials - 2.7%
Banks - 0.9%
Hachijuni Bank Ltd/The	758,500	5,684,241
Japan Post Bank Co Ltd	2,978,400	30,433,924
Mebuki Financial Group Inc	1,813,400	8,796,854
		44,915,019
Insurance - 1.8%
Japan Post Holdings Co Ltd	4,399,500	42,764,305
Tokio Marine Holdings Inc	1,009,000	40,443,117
		83,207,422
TOTAL FINANCIALS		128,122,441

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	573,300	9,733,430
Industrials - 1.7%
Commercial Services & Supplies - 0.8%
Secom Co Ltd	1,044,000	38,388,328
Ground Transportation - 0.9%
Hankyu Hanshin Holdings Inc	571,900	16,271,431
Kintetsu Group Holdings Co Ltd	422,100	9,066,087
Kyushu Railway Co	355,300	9,132,239
Tobu Railway Co Ltd	428,500	7,819,245
		42,289,002
TOTAL INDUSTRIALS		80,677,330

Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 1.0%
Hirose Electric Co Ltd	70,100	7,949,864
Kyocera Corp	3,181,300	37,703,912
		45,653,776
IT Services - 0.6%
Otsuka Corp	755,900	16,764,295
TIS Inc	506,300	14,628,097
		31,392,392
Technology Hardware, Storage & Peripherals - 1.9%
Canon Inc	963,200	29,724,114
FUJIFILM Holdings Corp	2,836,800	58,104,440
		87,828,554
TOTAL INFORMATION TECHNOLOGY		164,874,722

Materials - 0.2%
Paper & Forest Products - 0.2%
Oji Holdings Corp	1,991,700	9,401,890
Real Estate - 0.4%
Diversified REITs - 0.2%
Daiwa House REIT Investment Corp	5,594	9,362,458
Residential REITs - 0.2%
Advance Residence Investment Corp	7,040	7,252,706
TOTAL REAL ESTATE		16,615,164

Utilities - 1.5%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	1,557,300	20,222,042
Kansai Electric Power Co Inc/The	207,400	2,555,258
		22,777,300
Gas Utilities - 1.0%
Osaka Gas Co Ltd	850,900	21,577,179
Tokyo Gas Co Ltd	770,200	25,588,196
		47,165,375
TOTAL UTILITIES		69,942,675

TOTAL JAPAN		962,783,541
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
KT&G Corp	230,893	18,598,161
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (d)	77,665	1,212,732
TOTAL KOREA (SOUTH)		19,810,893
KUWAIT - 0.8%
Financials - 0.8%
Banks - 0.8%
National Bank of Kuwait SAKP	12,148,399	37,733,363
MALAYSIA - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TIME dotCom Bhd	2,600,400	3,103,641
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	107,100	2,158,355
Financials - 0.9%
Banks - 0.9%
Hong Leong Bank Bhd	742,900	3,443,427
Malayan Banking Bhd	17,560,700	40,693,558
		44,136,985
Health Care - 0.3%
Health Care Providers & Services - 0.3%
IHH Healthcare Bhd	8,722,700	13,980,160
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Bhd	2,838,300	4,935,437
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	923,000	3,758,311
TOTAL MALAYSIA		72,072,889
NETHERLANDS - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	637,733	2,966,641
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Koninklijke Ahold Delhaize NV	1,936,482	79,510,140
Industrials - 1.5%
Professional Services - 1.5%
Wolters Kluwer NV	394,053	69,393,337
TOTAL NETHERLANDS		151,870,118
PHILIPPINES - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Manila Electric Co	632,310	6,460,463
POLAND - 0.1%
Information Technology - 0.1%
Software - 0.1%
Asseco Poland SA	136,814	5,632,038
SAUDI ARABIA - 3.5%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Saudi Telecom Co	4,510,700	57,241,318
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Jarir Marketing Co	2,216,602	7,457,715
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Abdullah Al Othaim Markets Co	1,635,805	3,933,660
Nahdi Medical Co	198,038	5,997,712
		9,931,372
Food Products - 0.1%
Almarai Co JSC	472,348	6,648,975
TOTAL CONSUMER STAPLES		16,580,347

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Saudi Arabian Oil Co (a)(b)	9,329,143	63,049,034
Financials - 0.2%
Banks - 0.2%
Alinma Bank	966,199	7,470,047
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	61,622	2,759,966
TOTAL FINANCIALS		10,230,013

Materials - 0.1%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	176,352	1,417,511
Saudi Basic Industries Corp	292,894	4,763,202
		6,180,713
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Electricity Co	807,719	3,225,751
TOTAL SAUDI ARABIA		163,964,891
SINGAPORE - 1.3%
Financials - 0.4%
Capital Markets - 0.4%
Singapore Exchange Ltd	1,787,300	19,661,838
Industrials - 0.4%
Aerospace & Defense - 0.4%
Singapore Technologies Engineering Ltd	2,971,700	16,874,035
Real Estate - 0.5%
Industrial REITs - 0.5%
CapitaLand Ascendas REIT	7,899,700	16,096,893
Mapletree Industrial Trust	4,673,564	7,229,445
		23,326,338
TOTAL SINGAPORE		59,862,211
SWITZERLAND - 3.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Swisscom AG	61,814	41,191,858
Financials - 0.1%
Banks - 0.1%
Banque Cantonale Vaudoise (c)(d)	49,638	6,098,374
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Galenica AG (a)(b)	156,637	16,397,209
Materials - 1.5%
Chemicals - 1.5%
Givaudan SA	14,069	67,877,578
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
PSP Swiss Property AG	116,725	20,775,310
Swiss Prime Site AG	184,785	26,038,039
		46,813,349
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (d)	11,675	2,341,083
TOTAL SWITZERLAND		180,719,451
TAIWAN - 9.2%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co Ltd	9,876,000	39,847,981
Wireless Telecommunication Services - 0.6%
Far EasTone Telecommunications Co Ltd	4,112,000	11,004,547
Taiwan Mobile Co Ltd	4,343,000	15,389,067
		26,393,614
TOTAL COMMUNICATION SERVICES		66,241,595

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Far Eastern Department Stores Ltd	1,763,000	1,291,520
Poya International Co Ltd	168,000	2,510,317
		3,801,837
Leisure Products - 0.0%
Fusheng Precision Co Ltd	143,000	1,591,938
TOTAL CONSUMER DISCRETIONARY		5,393,775

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	1,470,000	11,997,017
Food Products - 0.6%
Uni-President Enterprises Corp	11,500,000	27,581,184
TOTAL CONSUMER STAPLES		39,578,201

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	1,765,000	1,928,368
Financials - 4.0%
Banks - 3.9%
Chang Hwa Commercial Bank Ltd	19,002,752	10,814,143
E.Sun Financial Holding Co Ltd	30,125,000	26,666,822
Far Eastern International Bank	7,289,214	2,928,934
First Financial Holding Co Ltd	26,030,630	20,686,996
Hua Nan Financial Holdings Co Ltd	23,774,040	20,089,699
Mega Financial Holding Co Ltd	27,185,480	32,130,942
Shanghai Commercial & Savings Bank Ltd/The	9,428,000	13,875,418
SinoPac Financial Holdings Co Ltd	28,194,925	18,802,870
Taichung Commercial Bank Co Ltd	7,526,000	4,658,307
Taiwan Business Bank	14,953,865	6,609,664
Taiwan Cooperative Financial Holding Co Ltd	25,993,200	19,813,158
Union Bank Of Taiwan	7,718,000	4,008,295
		181,085,248
Capital Markets - 0.1%
IBF Financial Holdings Co Ltd	6,861,000	2,592,862
TOTAL FINANCIALS		183,678,110

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Taiwan Secom Co Ltd	717,000	2,567,859
Construction & Engineering - 0.0%
CTCI Corp	351,000	301,211
Electrical Equipment - 0.1%
Teco Electric and Machinery Co Ltd	2,199,000	3,363,248
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	5,713,000	4,840,438
TOTAL INDUSTRIALS		11,072,756

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.3%
Synnex Technology International Corp	3,273,000	7,246,774
Wpg Holding Co Ltd	3,833,000	8,104,315
		15,351,089
IT Services - 0.1%
Systex Corp	667,000	2,515,379
Semiconductors & Semiconductor Equipment - 1.1%
Chipbond Technology Corp	1,398,000	2,774,128
Taiwan Semiconductor Manufacturing Co Ltd	1,728,000	48,864,329
Topco Scientific Co Ltd	291,000	2,230,897
		53,869,354
Technology Hardware, Storage & Peripherals - 0.8%
Catcher Technology Co Ltd	1,542,000	10,475,770
Chicony Electronics Co Ltd	1,526,000	7,338,132
Compal Electronics Inc	8,793,000	7,561,555
Pegatron Corp	4,716,000	11,958,359
		37,333,816
TOTAL INFORMATION TECHNOLOGY		109,069,638

Materials - 0.2%
Construction Materials - 0.2%
Asia Cement Corp	5,407,000	7,600,797
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	484,333	2,339,338
TOTAL MATERIALS		9,940,135

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Delpha Construction Co Ltd	1,181,000	1,222,106
Highwealth Construction Corp	3,741,500	4,772,525
Huaku Development Co Ltd	411,000	1,338,070
		7,332,701
TOTAL TAIWAN		434,235,279
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,538,000	22,390,233
Consumer Staples - 0.0%
Food Products - 0.0%
Thai Union Group PCL depository receipt	8,237,800	2,661,733
TOTAL THAILAND		25,051,966
UNITED ARAB EMIRATES - 1.5%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Americana Restaurants International PLC - Foreign Co	7,525,082	4,609,639
Specialty Retail - 0.2%
Abu Dhabi National Oil Co for Distribution PJSC	9,901,407	9,084,478
TOTAL CONSUMER DISCRETIONARY		13,694,117

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	14,685,925	12,674,584
Financials - 0.3%
Banks - 0.3%
Dubai Islamic Bank PJSC	6,283,203	12,932,308
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Salik Co PJSC	4,184,637	5,764,763
Materials - 0.1%
Chemicals - 0.1%
Borouge PLC	9,053,645	6,359,403
Utilities - 0.4%
Multi-Utilities - 0.3%
Dubai Electricity & Water Authority PJSC	22,457,199	16,385,645
Water Utilities - 0.1%
Emirates Central Cooling Systems Corp	7,760,568	3,401,673
TOTAL UTILITIES		19,787,318

TOTAL UNITED ARAB EMIRATES		71,212,493
UNITED KINGDOM - 6.2%
Consumer Discretionary - 0.5%
Diversified Consumer Services - 0.5%
Pearson PLC	1,496,864	23,996,573
Financials - 0.5%
Insurance - 0.5%
Admiral Group PLC	572,763	24,869,006
Health Care - 2.2%
Pharmaceuticals - 2.2%
Astrazeneca PLC	702,952	100,709,629
Industrials - 1.5%
Professional Services - 1.5%
RELX PLC	1,333,649	72,784,094
Utilities - 1.5%
Multi-Utilities - 1.5%
National Grid PLC	4,981,559	71,904,339
TOTAL UNITED KINGDOM		294,263,641
UNITED STATES - 9.9%
Consumer Staples - 2.1%
Food Products - 2.1%
Nestle SA	917,972	97,706,539
Health Care - 6.3%
Life Sciences Tools & Services - 0.4%
QIAGEN NV	484,276	20,712,849
Pharmaceuticals - 5.9%
Haleon PLC	1,722,260	8,666,187
Novartis AG	920,786	105,022,375
Roche Holding AG	321,361	105,080,714
Sanofi SA	522,678	57,176,699
		275,945,975
TOTAL HEALTH CARE		296,658,824

Industrials - 1.5%
Commercial Services & Supplies - 1.5%
Waste Connections Inc	388,397	76,707,421
TOTAL UNITED STATES		471,072,784
TOTAL COMMON STOCKS (Cost $4,171,883,508)		4,457,105,339

International Equity Funds - 3.5%
	Shares	Value ($)
iShares MSCI India ETF (c) (Cost $172,275,710)	3,135,947	167,992,681

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	78,999,037	79,014,836
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	172,441,156	172,458,400
TOTAL MONEY MARKET FUNDS (Cost $251,473,236)			251,473,236

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $4,595,632,454)	4,876,571,256
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(141,392,231)
NET ASSETS - 100.0%	4,735,179,025

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	531	Jun 2025	66,234,285	1,743,329	1,743,329
ICE MSCI Emerging Markets Index Contracts (United States)	597	Jun 2025	33,133,500	365,308	365,308
TME S&P/TSX 60 Index Contracts (Canada)	51	Jun 2025	11,061,222	218,109	218,109

TOTAL FUTURES CONTRACTS					2,326,746
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,041,039 or 2.4% of net assets.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $112,041,039 or 2.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,402,163	949,763,488	1,133,150,815	1,279,462	-	-	79,014,836	78,999,037	0.1%
Fidelity Securities Lending Cash Central Fund	6,391,875	416,619,042	250,552,517	8,671	-	-	172,458,400	172,441,156	0.6%
Total	268,794,038	1,366,382,530	1,383,703,332	1,288,133	-	-	251,473,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	511,320,782	125,252,838	386,067,944	-
Consumer Discretionary	297,259,487	171,419,366	125,840,121	-
Consumer Staples	504,229,962	186,457,485	317,772,477	-
Energy	113,026,245	111,097,877	1,928,368	-
Financials	1,097,363,384	729,382,912	367,980,472	-
Health Care	560,269,874	74,169,368	486,100,506	-
Industrials	485,893,666	288,173,938	197,719,728	-
Information Technology	283,289,534	48,687,430	234,602,104	-
Materials	99,759,719	80,417,694	19,342,025	-
Real Estate	116,101,997	74,263,588	41,838,409	-
Utilities	388,590,689	178,261,713	210,328,976	-

International Equity Funds	167,992,681	167,992,681	-	-

Money Market Funds	251,473,236	251,473,236	-	-
Total Investments in Securities:	4,876,571,256	2,487,050,126	2,389,521,130	-
Derivative Instruments:

Assets
Futures Contracts	2,326,746	2,326,746	-	-
Total Assets	2,326,746	2,326,746	-	-
Total Derivative Instruments:	2,326,746	2,326,746	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,326,746	0
Total Equity Risk	2,326,746	0
Total Value of Derivatives	2,326,746	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $168,662,814) - See accompanying schedule:
Unaffiliated issuers (cost $4,344,159,218)	$4,625,098,020
Fidelity Central Funds (cost $251,473,236)	251,473,236

Total Investment in Securities (cost $4,595,632,454)		$4,876,571,256
Segregated cash with brokers for derivative instruments		5,179,575
Foreign currency held at value (cost $5,101,731)		5,159,321
Receivable for fund shares sold		3,707,377
Dividends receivable		17,393,486
Reclaims receivable		3,543,553
Distributions receivable from Fidelity Central Funds		326,310
Prepaid expenses		5,042
Total assets		4,911,885,920
Liabilities
Payable for fund shares redeemed	$3,212,368
Accrued management fee	565,716
Payable for daily variation margin on futures contracts	73,264
Other payables and accrued expenses	397,147
Collateral on securities loaned	172,458,400
Total liabilities		176,706,895
Net Assets		$4,735,179,025
Net Assets consist of:
Paid in capital		$4,406,780,553
Total accumulated earnings (loss)		328,398,472
Net Assets		$4,735,179,025
Net Asset Value, offering price and redemption price per share ($4,735,179,025 ÷ 433,029,045 shares)		$10.94
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$78,141,191
Income from Fidelity Central Funds (including $8,671 from security lending)		1,288,133
Income before foreign taxes withheld		$79,429,324
Less foreign taxes withheld		(7,292,095)
Total income		72,137,229
Expenses
Management fee	$3,276,748
Custodian fees and expenses	698,650
Independent trustees' fees and expenses	6,816
Registration fees	334,433
Audit fees	46,219
Legal	2,028
Interest	29,841
Miscellaneous	796
Total expenses		4,395,531
Net Investment income (loss)		67,741,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,809,134)
Foreign currency transactions	(98,047)
Futures contracts	(1,384,214)
Total net realized gain (loss)		(10,291,395)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	326,070,324
Assets and liabilities in foreign currencies	528,172
Futures contracts	3,455,256
Total change in net unrealized appreciation (depreciation)		330,053,752
Net gain (loss)		319,762,357
Net increase (decrease) in net assets resulting from operations		$387,504,055
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	For the period July 25, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,741,698	$1,156,008
Net realized gain (loss)	(10,291,395)	(965,122)
Change in net unrealized appreciation (depreciation)	330,053,752	(46,044,308)
Net increase (decrease) in net assets resulting from operations	387,504,055	(45,853,422)
Distributions to shareholders	(13,252,161)	-

Share transactions
Proceeds from sales of shares	2,403,825,354	2,872,906,488
Reinvestment of distributions	12,775,866	-
Cost of shares redeemed	(860,147,885)	(22,579,270)

Net increase (decrease) in net assets resulting from share transactions	1,556,453,335	2,850,327,218
Total increase (decrease) in net assets	1,930,705,229	2,804,473,796

Net Assets
Beginning of period	2,804,473,796	-
End of period	$4,735,179,025	$2,804,473,796

Other Information
Shares
Sold	238,851,894	279,018,399
Issued in reinvestment of distributions	1,271,231	-
Redeemed	(83,918,912)	(2,193,567)
Net increase (decrease)	156,204,213	276,824,832

Financial Highlights
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.03
Net realized and unrealized gain (loss)	.68	.10 D
Total from investment operations	.84	.13
Distributions from net investment income	(.03)	-
Total distributions	(.03)	-
Net asset value, end of period	$10.94	$10.13
Total Return E,F	8.31%	1.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.75% I,J
Expenses net of fee waivers, if any	.20 % I	.26% I,J,K
Expenses net of all reductions, if any	.20% I	.26% I,J,K
Net investment income (loss)	3.10% I	1.37% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,735,179	$2,804,474
Portfolio turnover rate L	45 % I,M	204% M,N

AFor the period July 25, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Global ex U.S. Low Volatility Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$410,723,097
Gross unrealized depreciation	(132,022,416)
Net unrealized appreciation (depreciation)	$278,700,681
Tax cost	$4,600,197,321

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(584,958)
Total capital loss carryforward	$(584,958)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	1,901,874,804	893,528,843
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	Borrower	58,605,000	4.58%	29,841

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	61,871,986	619,203,138

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	162,914,102	1,676,879,291
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	791
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	931	2	19,488
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9912328.100
GEU-SANN-0625
Fidelity® Series International Index Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 6.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	136,212	393,121
Interactive Media & Services - 0.1%
CAR Group Ltd	12,721	271,521
REA Group Ltd	1,780	282,806
		554,327
TOTAL COMMUNICATION SERVICES		947,448

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	38,220	1,914,679
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	19,016	812,155
Lottery Corp/The	74,957	249,796
		1,061,951
TOTAL CONSUMER DISCRETIONARY		2,976,630

Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd	27,327	156,201
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	45,140	612,992
Woolworths Group Ltd	41,143	830,375
		1,443,367
TOTAL CONSUMER STAPLES		1,599,568

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	109,387	420,523
Woodside Energy Group Ltd	63,952	833,624
		1,254,147
Financials - 2.7%
Banks - 2.1%
ANZ Group Holdings Ltd	100,359	1,919,091
Commonwealth Bank of Australia	56,364	6,007,790
National Australia Bank Ltd	103,580	2,391,735
Westpac Banking Corp	115,618	2,426,264
		12,744,880
Capital Markets - 0.3%
ASX Ltd	6,530	295,691
Macquarie Group Ltd	12,195	1,506,998
		1,802,689
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	8,050	191,610
Insurance - 0.3%
Insurance Australia Group Ltd	79,665	418,438
Medibank Pvt Ltd	92,758	275,929
QBE Insurance Group Ltd	50,704	700,726
Suncorp Group Ltd	36,472	474,285
		1,869,378
TOTAL FINANCIALS		16,608,557

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Cochlear Ltd	2,204	385,988
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	15,371	256,649
Health Care Technology - 0.0%
Pro Medicus Ltd	1,936	283,876
TOTAL HEALTH CARE		926,513

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	46,577	612,099
Passenger Airlines - 0.0%
Qantas Airways Ltd	24,964	141,144
Professional Services - 0.1%
Computershare Ltd	17,756	463,989
Trading Companies & Distributors - 0.0%
Reece Ltd	7,615	76,792
SGH Ltd	6,854	224,158
		300,950
Transportation Infrastructure - 0.2%
Transurban Group unit	104,547	942,113
TOTAL INDUSTRIALS		2,460,295

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	6,196	352,323
Materials - 1.7%
Metals & Mining - 1.7%
BHP Group Ltd	170,894	4,073,028
BlueScope Steel Ltd	14,773	226,269
Fortescue Ltd	57,036	589,050
Glencore PLC	349,290	1,145,230
Northern Star Resources Ltd	45,748	561,954
Rio Tinto Ltd	12,503	935,440
Rio Tinto PLC	37,980	2,263,206
South32 Ltd	152,151	262,201
		10,056,378
Real Estate - 0.4%
Diversified REITs - 0.1%
GPT Group/The unit	64,516	191,248
Stockland unit	80,405	282,562
		473,810
Industrial REITs - 0.2%
Goodman Group unit	68,406	1,309,554
Retail REITs - 0.1%
Scentre Group unit	175,207	405,910
Vicinity Ltd unit	130,333	197,109
		603,019
TOTAL REAL ESTATE		2,386,383

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	58,025	395,499
Gas Utilities - 0.0%
Apa Group unit	43,616	229,506
TOTAL UTILITIES		625,005

TOTAL AUSTRALIA		40,193,247
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	4,960	255,999
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	10,370	698,398
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	14,866	224,469
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,293	175,859
TOTAL AUSTRIA		1,354,725
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	724	144,106
Consumer Staples - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	30,266	1,994,802
Food Products - 0.1%
Lotus Bakeries NV	14	134,175
TOTAL CONSUMER STAPLES		2,128,977

Financials - 0.2%
Banks - 0.1%
KBC Group NV	7,735	710,296
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	2,796	229,640
Sofina SA	519	144,400
		374,040
Insurance - 0.0%
Ageas SA/NV	5,065	317,018
TOTAL FINANCIALS		1,401,354

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	4,258	777,335
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,481	176,000
TOTAL BELGIUM		4,627,772
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,576	179,660
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	13,282	289,056
CHINA - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	46,075	2,160,209
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	64,722	151,804
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	124,710	517,776
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd (b)	87,000	149,028
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	45,000	124,458
TOTAL INDUSTRIALS		273,486

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	36,000	90,422
TOTAL CHINA		3,193,697
DENMARK - 2.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,762	407,530
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	3,217	438,328
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	23,231	809,859
Insurance - 0.0%
Tryg A/S	11,418	272,410
TOTAL FINANCIALS		1,082,269

Health Care - 1.4%
Biotechnology - 0.1%
Genmab A/S (b)	2,118	449,098
Zealand Pharma A/S (b)	2,153	150,831
		599,929
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,248	480,717
Demant A/S (b)	2,982	107,893
		588,610
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	108,473	7,252,675
TOTAL HEALTH CARE		8,441,214

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	6,884	1,459,133
Building Products - 0.0%
ROCKWOOL A/S Series B	3,167	143,714
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	34,013	453,468
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	99	167,679
AP Moller - Maersk A/S Series B	153	263,449
		431,128
TOTAL INDUSTRIALS		2,487,443

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	11,868	767,484
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	5,663	225,347
TOTAL DENMARK		13,849,615
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,790	255,147
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,198	210,483
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,248	147,799
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	106,175	1,470,413
Insurance - 0.2%
Sampo Oyj A Shares	81,549	817,008
TOTAL FINANCIALS		2,287,421

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,651	228,102
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	11,448	706,803
Metso Oyj	20,940	226,734
Wartsila OYJ Abp	16,940	312,037
		1,245,574
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	179,370	896,701
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	19,610	182,145
UPM-Kymmene Oyj	17,975	476,088
		658,233
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	15,111	252,412
TOTAL FINLAND		6,181,872
FRANCE - 9.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	62,714	909,858
Entertainment - 0.0%
Bollore SE	24,010	147,967
Media - 0.1%
Publicis Groupe SA	7,709	784,367
TOTAL COMMUNICATION SERVICES		1,842,192

Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	22,581	825,691
Automobiles - 0.1%
Renault SA	6,474	341,987
Hotels, Restaurants & Leisure - 0.1%
Accor SA	6,565	320,914
FDJ UNITED (c)(d)	3,431	122,201
Sodexo SA	2,980	189,161
		632,276
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	1,067	2,890,124
Kering SA	2,507	510,055
LVMH Moet Hennessy Louis Vuitton SE	9,268	5,133,816
		8,533,995
TOTAL CONSUMER DISCRETIONARY		10,333,949

Consumer Staples - 1.1%
Beverages - 0.1%
Pernod Ricard SA	6,797	733,192
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	18,265	281,714
Food Products - 0.3%
Danone SA	21,743	1,870,907
Personal Care Products - 0.7%
L'Oreal SA (b)	8,098	3,578,227
TOTAL CONSUMER STAPLES		6,464,040

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	72,681	4,139,559
Financials - 1.3%
Banks - 0.8%
BNP Paribas SA	34,278	2,904,357
Credit Agricole SA	35,848	672,386
Societe Generale SA Series A	24,260	1,264,892
		4,841,635
Capital Markets - 0.0%
Amundi SA (c)(d)	2,075	163,018
Financial Services - 0.0%
Edenred SE	8,149	252,761
Eurazeo SE	1,417	103,057
		355,818
Insurance - 0.5%
AXA SA	59,677	2,822,478
TOTAL FINANCIALS		8,182,949

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	1,395	187,585
EssilorLuxottica SA	10,016	2,867,292
		3,054,877
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	983	229,623
Pharmaceuticals - 0.0%
Ipsen SA	1,270	146,893
TOTAL HEALTH CARE		3,431,393

Industrials - 2.4%
Aerospace & Defense - 1.3%
Airbus SE	20,014	3,396,188
Dassault Aviation SA	662	237,733
Safran SA	12,128	3,227,498
Thales SA	3,121	874,262
		7,735,681
Building Products - 0.3%
Cie de Saint-Gobain SA	15,128	1,644,686
Construction & Engineering - 0.5%
Bouygues SA	6,381	279,751
Eiffage SA	2,310	313,372
Vinci SA	16,657	2,339,764
		2,932,887
Electrical Equipment - 0.2%
Legrand SA	8,833	970,745
Machinery - 0.0%
Alstom SA (b)	11,658	281,531
Professional Services - 0.1%
Bureau Veritas SA	10,701	337,979
Teleperformance SE	1,815	198,333
		536,312
Trading Companies & Distributors - 0.0%
Rexel SA	7,533	208,138
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	1,166	145,035
Getlink SE Series A	10,187	192,493
		337,528
TOTAL INDUSTRIALS		14,647,508

Information Technology - 0.3%
IT Services - 0.1%
Capgemini SE	5,194	829,234
Software - 0.2%
Dassault Systemes SE	22,540	844,712
TOTAL INFORMATION TECHNOLOGY		1,673,946

Materials - 0.7%
Chemicals - 0.7%
Air Liquide SA	19,476	4,001,894
Arkema SA	1,921	145,044
		4,146,938
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	1,882	105,108
Office REITs - 0.0%
Gecina SA	1,551	159,013
Retail REITs - 0.0%
Klepierre SA	7,247	264,683
Unibail-Rodamco-Westfield unit	4,083	344,687
		609,370
TOTAL REAL ESTATE		873,491

Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	61,517	1,267,304
Veolia Environnement SA	23,698	865,548
		2,132,852
TOTAL FRANCE		57,868,817
GERMANY - 9.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	117,564	4,222,608
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,102	247,174
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,526	299,607
TOTAL COMMUNICATION SERVICES		4,769,389

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Continental AG	3,705	287,257
Automobiles - 0.5%
Bayerische Motoren Werke AG	9,761	821,591
Mercedes-Benz Group AG	24,323	1,454,243
		2,275,834
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	7,556	273,657
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	5,759	1,315,908
Puma SE	3,547	91,586
		1,407,494
TOTAL CONSUMER DISCRETIONARY		4,244,242

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,491	245,591
Personal Care Products - 0.0%
Beiersdorf AG	3,341	469,322
TOTAL CONSUMER STAPLES		714,913

Financials - 2.3%
Banks - 0.1%
Commerzbank AG	31,920	839,648
Capital Markets - 0.6%
Deutsche Bank AG	62,337	1,622,812
Deutsche Boerse AG	6,342	2,042,720
		3,665,532
Insurance - 1.6%
Allianz SE	13,007	5,379,393
Hannover Rueck SE	2,031	649,751
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	4,505	3,084,165
Talanx AG	2,174	248,498
		9,361,807
TOTAL FINANCIALS		13,866,987

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	9,498	512,011
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	6,918	351,957
Fresenius SE & Co KGaA (b)	14,228	673,741
		1,025,698
Pharmaceuticals - 0.2%
Bayer AG	33,088	863,251
Merck KGaA	4,353	601,125
		1,464,376
TOTAL HEALTH CARE		3,002,085

Industrials - 2.3%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	1,813	624,167
Rheinmetall AG	1,467	2,498,378
		3,122,545
Air Freight & Logistics - 0.2%
Deutsche Post AG	32,333	1,381,525
Electrical Equipment - 0.3%
Siemens Energy AG (b)	21,537	1,662,305
Industrial Conglomerates - 1.1%
Siemens AG	25,597	5,893,999
Machinery - 0.2%
Daimler Truck Holding AG	16,002	637,376
Gea Group Ag	5,224	339,102
Knorr-Bremse AG	2,443	241,331
Rational AG	172	146,624
		1,364,433
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	20,200	145,150
Trading Companies & Distributors - 0.0%
Brenntag SE	4,133	276,018
TOTAL INDUSTRIALS		13,845,975

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	43,984	1,456,883
Software - 1.8%
Nemetschek SE	1,945	256,255
SAP SE	35,171	10,290,635
		10,546,890
TOTAL INFORMATION TECHNOLOGY		12,003,773

Materials - 0.6%
Chemicals - 0.5%
BASF SE (b)	30,061	1,535,200
Covestro AG	6,047	406,910
Evonik Industries AG	8,632	193,131
Symrise AG	4,472	515,762
		2,651,003
Construction Materials - 0.1%
Heidelberg Materials AG	4,599	907,838
TOTAL MATERIALS		3,558,841

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	2,508	211,811
Vonovia SE	24,943	827,361
		1,039,172
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	21,295	826,973
Multi-Utilities - 0.3%
E.ON SE	75,617	1,322,510
TOTAL UTILITIES		2,149,483

TOTAL GERMANY		59,194,860
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	127,292	181,198
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	280,577	251,071
Financials - 1.0%
Banks - 0.1%
Hang Seng Bank Ltd	25,376	354,353
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	1,889	174,374
Hong Kong Exchanges & Clearing Ltd	40,567	1,772,360
		1,946,734
Insurance - 0.6%
AIA Group Ltd	363,445	2,723,263
Prudential PLC	89,236	948,827
Prudential PLC rights (b)(e)	90,119	15,166
		3,687,256
TOTAL FINANCIALS		5,988,343

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	52,437	181,200
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	5,375	238,839
Swire Pacific Ltd A Shares	13,856	119,879
		358,718
Machinery - 0.1%
Techtronic Industries Co Ltd	46,292	465,882
TOTAL INDUSTRIALS		1,005,800

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	64,726	264,976
Henderson Land Development Co Ltd	49,140	139,358
Hongkong Land Holdings Ltd (Singapore)	37,130	181,714
Sino Land Co Ltd	136,600	140,552
Sun Hung Kai Properties Ltd	48,680	461,800
Wharf Real Estate Investment Co Ltd	55,814	133,857
		1,322,257
Retail REITs - 0.1%
Link REIT	87,531	410,252
TOTAL REAL ESTATE		1,732,509

Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	21,081	142,159
CLP Holdings Ltd	55,236	470,978
Power Assets Holdings Ltd	46,803	309,884
		923,021
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	376,697	339,511
TOTAL UTILITIES		1,262,532

TOTAL HONG KONG		10,421,453
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	5,038	532,206
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	70,583	474,393
Bank of Ireland Group PLC	33,796	395,300
		869,693
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,207	438,277
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,545	693,770
TOTAL INDUSTRIALS		1,132,047

TOTAL IRELAND		2,533,946
ISRAEL - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	3,377	121,268
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	42,397	620,975
Bank Leumi Le-Israel BM	50,607	718,279
Israel Discount Bank Ltd Class A	41,520	309,770
Mizrahi Tefahot Bank Ltd	5,224	264,570
		1,913,594
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	37,735	585,270
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	900	345,552
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,780	301,870
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	986	189,123
Software - 0.2%
Check Point Software Technologies Ltd (b)	2,963	650,557
Nice Ltd (b)	2,117	330,722
		981,279
TOTAL INFORMATION TECHNOLOGY		1,472,272

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	26,075	172,971
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,429	103,982
TOTAL ISRAEL		4,714,909
ITALY - 2.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	10,984	131,152
Telecom Italia SpA/Milano (b)	335,569	132,292
		263,444
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	4,245	1,931,274
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	7,867	481,611
TOTAL CONSUMER DISCRETIONARY		2,412,885

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,319	380,407
Davide Campari-Milano NV	20,732	139,117
		519,524
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	71,906	1,029,804
Financials - 1.4%
Banks - 1.1%
Banco BPM SpA	43,377	481,274
BPER Banca SPA	33,516	271,019
FinecoBank Banca Fineco SpA	20,578	409,472
Intesa Sanpaolo SpA	509,696	2,720,904
Mediobanca Banca di Credito Finanziario SpA	16,839	343,083
UniCredit SpA	47,028	2,736,129
		6,961,881
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	16,609	96,787
Insurance - 0.3%
Generali	31,716	1,154,773
Poste Italiane Spa (c)(d)	15,397	311,174
Unipol Assicurazioni SpA	12,083	215,590
		1,681,537
TOTAL FINANCIALS		8,740,205

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	754	85,844
Health Care Providers & Services - 0.0%
Amplifon SpA	4,199	79,939
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	3,874	227,552
TOTAL HEALTH CARE		393,335

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	13,631	708,653
Electrical Equipment - 0.1%
Prysmian SpA	9,464	519,878
TOTAL INDUSTRIALS		1,228,531

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	273,941	2,374,787
Terna - Rete Elettrica Nazionale	47,389	470,706
		2,845,493
Gas Utilities - 0.0%
Snam SpA	67,918	389,321
TOTAL UTILITIES		3,234,814

TOTAL ITALY		17,822,542
JAPAN - 21.6%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp	1,006,425	1,051,993
Entertainment - 0.7%
Capcom Co Ltd	11,688	338,345
Konami Group Corp	3,355	479,148
Nexon Co Ltd	11,314	177,513
Nintendo Co Ltd	37,170	3,085,854
Toho Co Ltd/Tokyo	3,790	216,377
		4,297,237
Interactive Media & Services - 0.1%
LY Corp	96,317	364,273
Media - 0.0%
Dentsu Group Inc	6,763	141,794
Wireless Telecommunication Services - 0.8%
KDDI Corp	103,400	1,832,623
SoftBank Corp	963,830	1,458,511
SoftBank Group Corp	32,224	1,629,557
		4,920,691
TOTAL COMMUNICATION SERVICES		10,775,988

Consumer Discretionary - 4.0%
Automobile Components - 0.4%
Aisin Corp	17,722	224,531
Bridgestone Corp	19,184	802,182
Denso Corp	63,688	822,336
Sumitomo Electric Industries Ltd	24,044	386,469
		2,235,518
Automobiles - 1.5%
Honda Motor Co Ltd	151,114	1,537,546
Isuzu Motors Ltd	18,926	254,525
Nissan Motor Co Ltd (b)	75,064	178,699
Subaru Corp	19,728	357,233
Suzuki Motor Corp	52,972	634,799
Toyota Motor Corp	319,190	6,096,344
Yamaha Motor Co Ltd	31,116	244,377
		9,303,523
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	12,794	394,612
Rakuten Group Inc (b)	50,746	299,215
		693,827
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan (f)	36,370	770,298
Zensho Holdings Co Ltd	3,200	198,495
		968,793
Household Durables - 1.1%
Panasonic Holdings Corp	78,509	900,182
Sekisui House Ltd	20,134	462,885
Sony Group Corp	207,165	5,465,592
		6,828,659
Leisure Products - 0.2%
Bandai Namco Holdings Inc	20,011	695,433
Shimano Inc	2,524	355,595
		1,051,028
Specialty Retail - 0.4%
Fast Retailing Co Ltd	6,391	2,102,287
Nitori Holdings Co Ltd	2,735	325,423
ZOZO Inc	13,646	138,582
		2,566,292
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	21,696	466,335
TOTAL CONSUMER DISCRETIONARY		24,113,975

Consumer Staples - 1.2%
Beverages - 0.2%
Asahi Group Holdings Ltd	48,686	672,952
Kirin Holdings Co Ltd	26,174	395,926
Suntory Beverage & Food Ltd	4,632	161,592
		1,230,470
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	21,991	650,300
Kobe Bussan Co Ltd	5,105	156,598
MatsukiyoCocokara & Co	11,200	205,741
Seven & i Holdings Co Ltd	74,577	1,097,820
		2,110,459
Food Products - 0.2%
Ajinomoto Co Inc	30,766	629,291
Kikkoman Corp	22,810	223,291
MEIJI Holdings Co Ltd	8,082	198,711
Nissin Foods Holdings Co Ltd (f)	6,618	145,755
Yakult Honsha Co Ltd	8,628	176,959
		1,374,007
Household Products - 0.1%
Unicharm Corp	37,622	348,775
Personal Care Products - 0.1%
Kao Corp	15,706	672,555
Shiseido Co Ltd	13,469	221,447
		894,002
Tobacco - 0.2%
Japan Tobacco Inc	40,408	1,244,892
TOTAL CONSUMER STAPLES		7,202,605

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	91,914	442,495
Idemitsu Kosan Co Ltd	30,535	189,226
Inpex Corp	29,710	371,657
		1,003,378
Financials - 3.4%
Banks - 2.0%
Chiba Bank Ltd/The	19,205	170,760
Concordia Financial Group Ltd	35,426	229,134
Japan Post Bank Co Ltd	60,967	622,974
Mitsubishi UFJ Financial Group Inc	386,121	4,864,788
Mizuho Financial Group Inc	81,199	2,030,189
Resona Holdings Inc	70,477	565,352
Sumitomo Mitsui Financial Group Inc	125,561	2,995,536
Sumitomo Mitsui Trust Group Inc	21,910	542,026
		12,020,759
Capital Markets - 0.2%
Daiwa Securities Group Inc	44,956	295,627
Japan Exchange Group Inc	33,426	371,890
Nomura Holdings Inc	101,185	563,962
SBI Holdings Inc	9,197	240,506
		1,471,985
Financial Services - 0.2%
Mitsubishi HC Capital Inc	29,678	208,917
ORIX Corp	38,904	780,415
		989,332
Insurance - 1.0%
Dai-ichi Life Holdings Inc	121,944	880,490
Japan Post Holdings Co Ltd	64,803	629,902
Japan Post Insurance Co Ltd	6,467	129,335
Ms&Ad Insurance Group Holdings Inc	43,329	984,860
Sompo Holdings Inc	29,977	982,380
T&D Holdings Inc	16,496	351,012
Tokio Marine Holdings Inc	59,968	2,403,661
		6,361,640
TOTAL FINANCIALS		20,843,716

Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	11,728	1,379,989
Olympus Corp	37,653	493,367
Sysmex Corp	16,940	314,145
Terumo Corp	44,860	858,653
		3,046,154
Health Care Technology - 0.0%
M3 Inc	14,838	185,959
Pharmaceuticals - 1.1%
Astellas Pharma Inc	60,913	609,992
Chugai Pharmaceutical Co Ltd	22,622	1,303,243
Daiichi Sankyo Co Ltd	59,046	1,510,434
Eisai Co Ltd	8,821	254,962
Kyowa Kirin Co Ltd	7,947	124,089
Ono Pharmaceutical Co Ltd	12,621	145,279
Otsuka Holdings Co Ltd	14,854	724,144
Shionogi & Co Ltd	25,423	427,119
Takeda Pharmaceutical Co Ltd	53,578	1,620,662
		6,719,924
TOTAL HEALTH CARE		9,952,037

Industrials - 5.1%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	10,737	112,980
Building Products - 0.2%
Agc Inc	6,594	205,877
Daikin Industries Ltd	8,917	1,015,854
		1,221,731
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	13,110	182,737
Secom Co Ltd	14,098	518,390
TOPPAN Holdings Inc	8,038	225,647
		926,774
Construction & Engineering - 0.2%
Kajima Corp	13,354	318,862
Obayashi Corp	21,893	339,674
Taisei Corp	5,516	299,089
		957,625
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	4,511	200,589
Fujikura Ltd	8,500	316,259
Mitsubishi Electric Corp	64,056	1,239,189
NIDEC CORP	28,098	499,339
		2,255,376
Ground Transportation - 0.3%
Central Japan Railway Co	26,000	547,140
East Japan Railway Co	30,606	663,443
Hankyu Hanshin Holdings Inc	7,675	218,366
Tokyo Metro Co Ltd	9,800	124,128
Tokyu Corp	17,917	217,298
West Japan Railway Co	15,040	316,381
		2,086,756
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	590	163,325
Hitachi Ltd	156,125	3,858,710
Sekisui Chemical Co Ltd	12,698	221,047
		4,243,082
Machinery - 1.1%
Daifuku Co Ltd	10,910	288,965
FANUC Corp	31,805	807,200
Hoshizaki Corp	3,668	155,770
Komatsu Ltd	30,468	881,121
Kubota Corp	32,943	382,811
Makita Corp	7,973	233,201
MINEBEA MITSUMI Inc	12,211	178,965
Mitsubishi Heavy Industries Ltd	107,920	2,127,410
SMC Corp	1,896	613,623
Toyota Industries Corp	5,441	637,790
Yaskawa Electric Corp	7,598	160,085
		6,466,941
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	12,500	171,429
Mitsui OSK Lines Ltd	11,600	386,324
Nippon Yusen KK	14,765	482,416
		1,040,169
Passenger Airlines - 0.0%
ANA Holdings Inc (f)	5,363	103,020
Japan Airlines Co Ltd	4,837	87,634
		190,654
Professional Services - 0.4%
Recruit Holdings Co Ltd	47,273	2,619,647
Trading Companies & Distributors - 1.4%
ITOCHU Corp	40,050	2,048,275
Marubeni Corp	47,572	843,388
Mitsubishi Corp	115,105	2,185,451
Mitsui & Co Ltd	84,958	1,717,946
MonotaRO Co Ltd	8,422	161,896
Sumitomo Corp	36,675	895,471
Toyota Tsusho Corp	21,471	426,687
		8,279,114
TOTAL INDUSTRIALS		30,400,849

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.9%
Keyence Corp	6,505	2,719,686
Kyocera Corp	43,252	512,611
Murata Manufacturing Co Ltd	56,183	800,414
Omron Corp	5,911	175,468
Shimadzu Corp	7,974	204,565
TDK Corp	65,455	698,499
Yokogawa Electric Corp	7,679	166,175
		5,277,418
IT Services - 0.7%
Fujitsu Ltd	59,280	1,316,933
NEC Corp	41,375	1,007,184
Nomura Research Institute Ltd	12,739	482,394
NTT Data Group Corp	21,245	421,934
Obic Co Ltd	10,880	379,788
Otsuka Corp	7,650	169,661
SCSK Corp	5,258	137,646
TIS Inc	7,172	207,215
		4,122,755
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp	25,832	1,080,706
Disco Corp	3,144	608,300
Lasertec Corp	2,725	253,344
Renesas Electronics Corp	56,703	665,425
SCREEN Holdings Co Ltd	2,700	179,542
Tokyo Electron Ltd	15,050	2,240,921
		5,028,238
Software - 0.1%
Oracle Corp Japan	1,264	151,656
Trend Micro Inc/Japan	4,320	309,963
		461,619
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	31,471	971,188
FUJIFILM Holdings Corp	37,700	772,186
Ricoh Co Ltd	17,825	187,485
Seiko Epson Corp	9,744	135,179
		2,066,038
TOTAL INFORMATION TECHNOLOGY		16,956,068

Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	42,293	294,729
Mitsubishi Chemical Group Corp	45,647	221,916
Nippon Paint Holdings Co Ltd	31,905	242,110
Nippon Sanso Holdings Corp	5,850	186,776
Nitto Denko Corp	23,815	418,592
Shin-Etsu Chemical Co Ltd	60,170	1,831,063
Toray Industries Inc	46,702	298,263
		3,493,449
Metals & Mining - 0.2%
JFE Holdings Inc	19,420	226,166
Nippon Steel Corp	32,582	685,777
Sumitomo Metal Mining Co Ltd	8,286	183,841
		1,095,784
TOTAL MATERIALS		4,589,233

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	258	239,270
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	2,009	222,848
Daiwa House Industry Co Ltd	18,850	682,048
Hulic Co Ltd	15,500	161,580
Mitsubishi Estate Co Ltd	35,784	628,581
Mitsui Fudosan Co Ltd	89,023	882,275
Sumitomo Realty & Development Co Ltd	10,422	388,181
		2,965,513
TOTAL REAL ESTATE		3,204,783

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	21,695	281,716
Kansai Electric Power Co Inc/The	31,880	392,776
		674,492
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,236	310,281
Tokyo Gas Co Ltd	11,815	392,528
		702,809
TOTAL UTILITIES		1,377,301

TOTAL JAPAN		130,419,933
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	5,605	148,275
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	6,345	179,326
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)	7,160	126,697
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,550	285,970
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	15,798	463,884
TOTAL LUXEMBOURG		876,551
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	73,635	267,743
Sands China Ltd (b)	81,662	147,201

TOTAL MACAU		414,944
NETHERLANDS - 3.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	130,983	609,314
Entertainment - 0.1%
Universal Music Group NV	27,725	815,267
TOTAL COMMUNICATION SERVICES		1,424,581

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	4,365	340,208
Heineken NV	9,700	868,298
		1,208,506
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	31,002	1,272,913
Food Products - 0.0%
JDE Peet's NV	5,754	138,842
TOTAL CONSUMER STAPLES		2,620,261

Financials - 0.9%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	15,431	318,154
ABN AMRO Bank NV rights (b)(e)	15,431	13,111
ING Groep NV	106,007	2,058,584
		2,389,849
Capital Markets - 0.1%
Euronext NV (c)(d)	2,633	438,471
Financial Services - 0.2%
Adyen NV (b)(c)(d)	742	1,200,714
EXOR NV	2,977	279,580
		1,480,294
Insurance - 0.2%
Aegon Ltd	44,533	286,434
ASR Nederland NV	5,338	335,012
NN Group NV	9,060	553,209
		1,174,655
TOTAL FINANCIALS		5,483,269

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	2,033	1,314,231
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	26,909	682,946
TOTAL HEALTH CARE		1,997,177

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV (f)	3,655	145,830
Wolters Kluwer NV	8,033	1,414,624
		1,560,454
Trading Companies & Distributors - 0.0%
IMCD NV	1,991	263,556
TOTAL INDUSTRIALS		1,824,010

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	1,578	760,282
ASML Holding NV	13,265	8,753,377
BE Semiconductor Industries NV	2,733	291,774
		9,805,433
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	5,752	362,037
TOTAL NETHERLANDS		23,516,768
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	30,975	194,142
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	19,742	398,256
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	56,643	254,030
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	4,897	515,718
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	26,878	141,593
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	43,890	142,870
TOTAL UTILITIES		284,463

TOTAL NEW ZEALAND		1,646,609
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	20,739	311,382
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	15,673	286,391
Orkla ASA	23,607	262,315
Salmar ASA	2,227	109,708
		658,414
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	10,643	228,340
Equinor ASA	28,219	638,755
		867,095
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	30,162	750,325
Insurance - 0.0%
Gjensidige Forsikring ASA	6,736	157,079
TOTAL FINANCIALS		907,404

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	2,963	475,064
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	47,365	251,244
TOTAL NORWAY		3,470,603
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	7,588	127,222
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,537	230,341
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,053	217,734
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	105,691	416,598
TOTAL PORTUGAL		864,673
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	250,262	724,057
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	12,336	1,653,641
TOTAL COMMUNICATION SERVICES		2,377,698

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	203,894	115,621
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	67,097	2,179,929
Oversea-Chinese Banking Corp Ltd	114,028	1,411,184
United Overseas Bank Ltd	42,566	1,130,503
		4,721,616
Capital Markets - 0.1%
Singapore Exchange Ltd	28,889	317,804
TOTAL FINANCIALS		5,039,420

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	52,593	298,636
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	77,641	378,888
Industrial Conglomerates - 0.0%
Keppel Ltd	49,016	246,438
Passenger Airlines - 0.0%
Singapore Airlines Ltd	50,062	256,914
TOTAL INDUSTRIALS		1,180,876

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	22,804	512,020
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	125,951	256,645
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	78,853	166,190
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	196,649	323,626
TOTAL REAL ESTATE		746,461

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,100	152,251
TOTAL SINGAPORE		10,124,347
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	42,798	1,168,316
SPAIN - 3.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	17,846	722,216
Telefonica SA (f)	133,679	686,741
		1,408,957
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	15,173	1,189,116
Specialty Retail - 0.3%
Industria de Diseno Textil SA	36,740	1,966,172
TOTAL CONSUMER DISCRETIONARY		3,155,288

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	38,981	476,491
Financials - 1.3%
Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA	194,112	2,664,001
Banco de Sabadell SA	183,230	532,215
Banco Santander SA	510,348	3,574,110
CaixaBank SA	132,911	1,018,657
		7,788,983
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	10,060	94,522
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,005	374,832
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	2,526	633,554
TOTAL INDUSTRIALS		1,008,386

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA	832	121,021
Endesa SA	10,698	321,160
Iberdrola SA	196,247	3,537,521
Redeia Corp SA	13,668	286,450
		4,266,152
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	10,508	98,268
EDP Renovaveis SA rights 5/5/2025 (b)	10,508	1,071
		99,339
TOTAL UTILITIES		4,365,491

TOTAL SPAIN		18,298,118
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	79,466	297,211
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	18,411	270,960
TOTAL COMMUNICATION SERVICES		568,171

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)(d)	5,351	370,688
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	19,077	276,437
TOTAL CONSUMER DISCRETIONARY		647,125

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,553	591,998
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	53,448	843,014
Svenska Handelsbanken AB A Shares	49,127	643,063
Swedbank AB A1 Shares	28,595	709,735
		2,195,812
Capital Markets - 0.0%
EQT AB	12,540	360,417
Financial Services - 0.4%
Industrivarden AB A Shares	4,006	140,503
Industrivarden AB C Shares	5,222	182,990
Investor AB B Shares	58,296	1,720,744
L E Lundbergforetagen AB B Shares	2,560	134,946
		2,179,183
TOTAL FINANCIALS		4,735,412

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,594	199,890
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	10,788	502,338
Building Products - 0.2%
Assa Abloy AB B Shares	33,759	1,024,720
Nibe Industrier AB B Shares	51,042	215,353
		1,240,073
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	16,565	263,073
Construction & Engineering - 0.0%
Skanska AB B Shares	11,461	265,493
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	4,983	134,454
Lifco AB B Shares	7,850	303,588
		438,042
Machinery - 1.1%
Alfa Laval AB	9,745	403,391
Atlas Copco AB A Shares	90,458	1,402,424
Atlas Copco AB B Shares	52,585	731,473
Epiroc AB A Shares	22,195	479,470
Epiroc AB B Shares	13,136	257,134
Indutrade AB	9,203	248,321
Sandvik AB	35,912	743,468
SKF AB B Shares	11,488	225,290
Trelleborg AB B Shares	7,175	247,048
Volvo AB B Shares	53,501	1,454,346
		6,192,365
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	8,754	293,989
Beijer Ref AB B Shares	12,964	197,434
		491,423
TOTAL INDUSTRIALS		9,392,807

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	93,560	790,337
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	69,928	680,579
TOTAL INFORMATION TECHNOLOGY		1,470,916

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	9,212	282,207
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,571	101,771
Svenska Cellulosa AB SCA B Shares	20,433	264,886
		366,657
TOTAL MATERIALS		648,864

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)	24,180	173,116
Sagax AB B Shares	7,400	167,822
		340,938
TOTAL SWEDEN		18,596,121
SWITZERLAND - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	872	581,087
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	2,960	134,880
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	18,106	3,199,425
Swatch Group AG/The	974	169,030
		3,368,455
TOTAL CONSUMER DISCRETIONARY		3,503,335

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG	121	108,634
Chocoladefabriken Lindt & Spruengli AG	4	566,063
Chocoladefabriken Lindt & Spruengli AG (f)	32	466,808
		1,141,505
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise (b)	1,014	124,577
Capital Markets - 0.8%
Julius Baer Group Ltd	6,938	449,916
Partners Group Holding AG	764	995,556
UBS Group AG	110,776	3,340,661
		4,786,133
Insurance - 0.8%
Baloise Holding AG	1,388	308,258
Helvetia Holding AG	1,250	274,580
Swiss Life Holding AG	968	964,071
Zurich Insurance Group AG	4,929	3,495,997
		5,042,906
TOTAL FINANCIALS		9,953,616

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,707	524,085
Straumann Holding AG	3,759	458,360
		982,445
Life Sciences Tools & Services - 0.3%
Lonza Group AG	2,433	1,748,133
Pharmaceuticals - 0.2%
Galderma Group AG	3,205	372,399
Sandoz Group AG	14,078	610,300
		982,699
TOTAL HEALTH CARE		3,713,277

Industrials - 0.9%
Building Products - 0.1%
Geberit AG	1,126	777,907
Electrical Equipment - 0.5%
ABB Ltd	53,267	2,813,070
Machinery - 0.2%
Schindler Holding AG	1,371	499,663
Schindler Holding AG	791	279,847
VAT Group AG (c)(d)	909	324,128
		1,103,638
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,627	372,276
Professional Services - 0.1%
SGS SA	5,326	520,888
TOTAL INDUSTRIALS		5,587,779

Information Technology - 0.1%
Software - 0.0%
Temenos AG	1,899	135,750
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,123	385,086
TOTAL INFORMATION TECHNOLOGY		520,836

Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	6,264	680,478
EMS-Chemie Holding AG	236	173,708
Givaudan SA	311	1,500,457
Sika AG	5,135	1,283,276
		3,637,919
Containers & Packaging - 0.0%
SIG Group AG	10,300	198,549
TOTAL MATERIALS		3,836,468

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	2,603	366,789
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG (b)	711	142,570
TOTAL SWITZERLAND		29,347,262
UNITED KINGDOM - 11.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	217,981	504,895
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	29,918	336,124
Media - 0.1%
Informa PLC	44,803	434,563
WPP PLC	36,334	281,681
		716,244
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	684,888	673,039
TOTAL COMMUNICATION SERVICES		2,230,302

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	3,958	650,386
Diversified Consumer Services - 0.0%
Pearson PLC	20,196	323,767
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	57,171	1,927,510
Entain PLC	20,453	173,795
InterContinental Hotels Group PLC	5,337	569,511
Whitbread PLC	5,941	205,303
		2,876,119
Household Durables - 0.0%
Barratt Redrow PLC	46,427	288,205
Specialty Retail - 0.1%
JD Sports Fashion PLC	87,276	91,399
Kingfisher PLC	61,063	234,695
		326,094
TOTAL CONSUMER DISCRETIONARY		4,464,571

Consumer Staples - 2.6%
Beverages - 0.5%
Coca-Cola Europacific Partners PLC	6,978	633,184
Diageo PLC	74,945	2,104,485
		2,737,669
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	59,077	210,057
Marks & Spencer Group PLC	69,094	359,050
Tesco PLC	227,036	1,123,602
		1,692,709
Food Products - 0.0%
Associated British Foods PLC	11,044	303,787
Household Products - 0.2%
Reckitt Benckiser Group PLC	23,104	1,491,283
Personal Care Products - 0.9%
Unilever PLC	83,459	5,313,825
Tobacco - 0.7%
British American Tobacco PLC	66,940	2,915,795
Imperial Brands PLC	26,709	1,095,951
		4,011,746
TOTAL CONSUMER STAPLES		15,551,019

Financials - 3.4%
Banks - 2.3%
Barclays PLC	485,665	1,934,716
HSBC Holdings PLC	601,984	6,710,541
Lloyds Banking Group PLC	2,041,634	2,005,861
NatWest Group PLC	257,717	1,657,710
Standard Chartered PLC	69,271	997,728
		13,306,556
Capital Markets - 0.7%
3i Group PLC	32,785	1,858,616
London Stock Exchange Group PLC	16,110	2,508,513
Schroders PLC	27,104	118,622
		4,485,751
Financial Services - 0.1%
M&G PLC	76,893	212,534
Wise PLC Class A (b)	22,440	292,628
		505,162
Insurance - 0.3%
Admiral Group PLC	8,769	380,744
Aviva PLC	90,185	673,062
Legal & General Group PLC	198,485	620,302
Phoenix Group Holdings PLC	23,648	188,306
		1,862,414
TOTAL FINANCIALS		20,159,883

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	27,977	393,708
Pharmaceuticals - 1.2%
Astrazeneca PLC	52,224	7,481,962
TOTAL HEALTH CARE		7,875,670

Industrials - 2.0%
Aerospace & Defense - 0.9%
BAE Systems PLC	101,375	2,350,140
Melrose Industries PLC	43,303	250,230
Rolls-Royce Holdings PLC	286,453	2,899,613
		5,499,983
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	85,027	389,533
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	90,056	507,833
DCC PLC	3,333	217,031
Smiths Group PLC	11,545	286,795
		1,011,659
Machinery - 0.0%
Spirax Group PLC	2,479	194,096
Professional Services - 0.6%
Intertek Group PLC	5,436	332,091
RELX PLC	62,636	3,418,369
		3,750,460
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	14,692	781,244
Bunzl PLC	11,139	350,037
		1,131,281
TOTAL INDUSTRIALS		11,977,012

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	12,787	469,656
Software - 0.1%
Sage Group PLC/The	33,765	556,858
TOTAL INFORMATION TECHNOLOGY		1,026,514

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,467	176,328
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	23,834	188,199
Industrial REITs - 0.1%
Segro PLC	43,285	392,611
TOTAL REAL ESTATE		580,810

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	37,167	837,970
Multi-Utilities - 0.5%
Centrica PLC	171,018	365,007
National Grid PLC	164,773	2,378,351
		2,743,358
Water Utilities - 0.1%
Severn Trent PLC	9,100	338,359
United Utilities Group PLC	22,967	345,294
		683,653
TOTAL UTILITIES		4,264,981

TOTAL UNITED KINGDOM		68,307,090
UNITED STATES - 10.4%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	5,188	3,185,328
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	68,279	629,628
Consumer Staples - 1.6%
Food Products - 1.6%
Nestle SA	88,243	9,392,354
Energy - 1.5%
Energy Equipment & Services - 0.0%
Tenaris SA	13,916	232,049
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	542,989	2,507,193
Shell PLC	205,297	6,625,292
		9,132,485
TOTAL ENERGY		9,364,534

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	10,159	1,818,613
Health Care - 4.8%
Biotechnology - 0.4%
CSL Ltd	16,308	2,617,645
Health Care Equipment & Supplies - 0.3%
Alcon AG	16,830	1,624,375
Life Sciences Tools & Services - 0.1%
QIAGEN NV	7,264	310,687
Pharmaceuticals - 4.0%
GSK PLC	139,612	2,761,901
Haleon PLC	304,927	1,534,353
Novartis AG	66,383	7,571,466
Roche Holding AG	23,662	7,737,155
Roche Holding AG	1,079	375,986
Sanofi SA	38,289	4,188,504
		24,169,365
TOTAL HEALTH CARE		28,722,072

Industrials - 1.1%
Construction & Engineering - 0.1%
Ferrovial SE	15,972	775,865
Electrical Equipment - 0.7%
Schneider Electric SE	18,418	4,303,288
Professional Services - 0.3%
Experian PLC	30,978	1,541,188
TOTAL INDUSTRIALS		6,620,341

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	1,577	555,357
Monday.com Ltd (b)	1,259	353,766
		909,123
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	17,555	1,961,736
James Hardie Industries PLC depository receipt (b)	14,476	339,783
		2,301,519
TOTAL UNITED STATES		62,943,512
TOTAL COMMON STOCKS (Cost $480,119,476)		592,875,841

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	1,888	151,107
Dr Ing hc F Porsche AG (c)(d)	3,835	192,792
Porsche Automobil Holding SE	5,156	212,586
Volkswagen AG	6,945	755,688
		1,312,173
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,709	442,373
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	883	227,170
TOTAL GERMANY		1,981,716
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,453,498)		1,981,716

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $275,097)	4.25	276,000	275,094

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	10,414,712	10,416,795
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	1,254,311	1,254,436
TOTAL MONEY MARKET FUNDS (Cost $11,671,231)			11,671,231

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $494,519,302)	606,803,882
NET OTHER ASSETS (LIABILITIES) - 0.0%	(57,071)
NET ASSETS - 100.0%	606,746,811

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	96	Jun 2025	11,974,560	1,021,247	1,021,247

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,228,889 or 1.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,228,889 or 1.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $275,094.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,889,438	104,307,886	101,780,529	236,132	-	-	10,416,795	10,414,712	0.0%
Fidelity Securities Lending Cash Central Fund	2,319,834	10,698,071	11,763,469	11,495	-	-	1,254,436	1,254,311	0.0%
Total	10,209,272	115,005,957	113,543,998	247,627	-	-	11,671,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	31,122,312	8,971,949	22,150,363	-
Consumer Discretionary	60,024,632	15,886,014	44,138,618	-
Consumer Staples	50,399,411	8,400,203	41,999,208	-
Energy	18,756,540	484,339	18,272,201	-
Financials	139,208,701	36,399,859	102,808,842	-
Health Care	71,172,393	12,672,910	58,499,483	-
Industrials	107,520,587	25,516,039	82,004,548	-
Information Technology	48,115,643	15,752,984	32,362,659	-
Materials	34,027,923	7,238,948	26,788,975	-
Real Estate	11,465,740	4,141,578	7,324,162	-
Utilities	21,061,959	5,021,062	16,040,897	-

Non-Convertible Preferred Stocks
Consumer Discretionary	1,312,173	151,107	1,161,066	-
Consumer Staples	442,373	442,373	-	-
Health Care	227,170	227,170	-	-

U.S. Treasury Obligations	275,094	-	275,094	-

Money Market Funds	11,671,231	11,671,231	-	-
Total Investments in Securities:	606,803,882	152,977,766	453,826,116	-
Derivative Instruments:

Assets
Futures Contracts	1,021,247	1,021,247	-	-
Total Assets	1,021,247	1,021,247	-	-
Total Derivative Instruments:	1,021,247	1,021,247	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,021,247	0
Total Equity Risk	1,021,247	0
Total Value of Derivatives	1,021,247	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,195,546) - See accompanying schedule:
Unaffiliated issuers (cost $482,848,071)	$595,132,651
Fidelity Central Funds (cost $11,671,231)	11,671,231

Total Investment in Securities (cost $494,519,302)		$606,803,882
Segregated cash with brokers for derivative instruments		483,269
Foreign currency held at value (cost $440,195)		438,104
Receivable for investments sold		37,245
Receivable for fund shares sold		313,672
Dividends receivable		2,449,879
Reclaims receivable		2,111,201
Distributions receivable from Fidelity Central Funds		41,990
Receivable from investment adviser for expense reductions		36,591
Other receivables		31
Total assets		612,715,864
Liabilities
Payable for investments purchased on a delayed delivery basis	$28,277
Payable for fund shares redeemed	4,634,400
Payable for daily variation margin on futures contracts	28,367
Other payables and accrued expenses	23,573
Collateral on securities loaned	1,254,436
Total liabilities		5,969,053
Net Assets		$606,746,811
Net Assets consist of:
Paid in capital		$516,103,171
Total accumulated earnings (loss)		90,643,640
Net Assets		$606,746,811
Net Asset Value, offering price and redemption price per share ($606,746,811 ÷ 45,568,062 shares)		$13.32
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$9,156,427
Foreign Tax Reclaims		817,197
Interest		8,934
Income from Fidelity Central Funds (including $11,495 from security lending)		247,627
Income before foreign taxes withheld		$10,230,185
Less foreign taxes withheld		(1,180,555)
Total income		9,049,630
Expenses
Custodian fees and expenses	$91,478
Independent trustees' fees and expenses	1,122
Interest	1,426
Total expenses before reductions	94,026
Expense reductions	(62,282)
Total expenses after reductions		31,744
Net Investment income (loss)		9,017,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,689,864)
Foreign currency transactions	83,592
Futures contracts	23,966
Total net realized gain (loss)		(6,582,306)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	44,693,940
Assets and liabilities in foreign currencies	207,223
Futures contracts	1,402,160
Total change in net unrealized appreciation (depreciation)		46,303,323
Net gain (loss)		39,721,017
Net increase (decrease) in net assets resulting from operations		$48,738,903
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,017,886	$12,844,638
Net realized gain (loss)	(6,582,306)	(2,026,644)
Change in net unrealized appreciation (depreciation)	46,303,323	61,927,838
Net increase (decrease) in net assets resulting from operations	48,738,903	72,745,832
Distributions to shareholders	(14,402,624)	(10,572,093)

Share transactions
Proceeds from sales of shares	100,600,574	153,903,769
Reinvestment of distributions	14,402,624	10,572,093
Cost of shares redeemed	(53,446,049)	(42,319,350)

Net increase (decrease) in net assets resulting from share transactions	61,557,149	122,156,512
Total increase (decrease) in net assets	95,893,428	184,330,251

Net Assets
Beginning of period	510,853,383	326,523,132
End of period	$606,746,811	$510,853,383

Other Information
Shares
Sold	8,004,624	12,282,392
Issued in reinvestment of distributions	1,180,543	938,907
Redeemed	(4,236,158)	(3,446,595)
Net increase (decrease)	4,949,009	9,774,704

Financial Highlights
Fidelity® Series International Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.59	$9.42	$12.55	$9.54	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.21	.37	.34	.34	.33	.24
Net realized and unrealized gain (loss)	.88	1.96	1.10	(3.17)	2.90	(.90)
Total from investment operations	1.09	2.33	1.44	(2.83)	3.23	(.66)
Distributions from net investment income	(.35)	(.34)	(.27)	(.30)	(.22)	(.20)
Distributions from net realized gain	-	-	-	-	-	(.01)
Total distributions	(.35)	(.34)	(.27)	(.30)	(.22)	(.21)
Net asset value, end of period	$13.32	$12.58	$10.59	$9.42	$12.55	$9.54
Total Return C,D	8.95%	22.34%	15.30%	(23.05)%	34.15%	(6.52)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03%	.05%	.05%	.06%	.11%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.02%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.02%
Net investment income (loss)	3.33% G	3.01%	3.13%	3.14%	2.73%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$606,747	$510,853	$326,523	$283,412	$273,653	$129,230
Portfolio turnover rate H	11 % G	3%	18%	5%	6% I	3%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$140,464,828
Gross unrealized depreciation	(35,195,197)
Net unrealized appreciation (depreciation)	$105,269,631
Tax cost	$502,555,498

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,570,173)
Long-term	(15,937,189)
Total capital loss carryforward	$(20,507,362)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	89,959,043	27,999,834
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series International Index Fund	Borrower	11,182,000	4.59%	1,426

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Index Fund	1,206	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $56,260.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,022.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891250.106
IIF-SANN-0625
Fidelity® SAI Canada Equity Index Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Canada Equity Index Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 1.7%
Materials - 1.7%
Metals & Mining - 1.7%
Wheaton Precious Metals Corp	1,107,789	92,497,890
CANADA - 96.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.6%
BCE Inc	178,213	3,960,863
Quebecor Inc Class B	382,877	10,503,705
TELUS Corp	1,208,995	18,609,368
		33,073,936
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc Class B	878,623	22,905,637
TOTAL COMMUNICATION SERVICES		55,979,573

Consumer Discretionary - 3.4%
Automobile Components - 0.4%
Magna International Inc	655,233	22,766,329
Broadline Retail - 1.8%
Canadian Tire Corp Ltd Class A	127,459	13,949,669
Dollarama Inc	679,160	83,798,866
		97,748,535
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	750,923	48,385,674
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear Inc	334,788	15,428,029
TOTAL CONSUMER DISCRETIONARY		184,328,567

Consumer Staples - 4.6%
Consumer Staples Distribution & Retail - 4.4%
Alimentation Couche-Tard Inc	1,852,025	96,671,782
Empire Co Ltd Class A	319,555	11,867,994
George Weston Ltd	143,037	27,868,663
Loblaw Cos Ltd	368,344	59,796,451
Metro Inc/CN	513,351	39,560,721
		235,765,611
Food Products - 0.2%
Saputo Inc	620,007	12,097,916
TOTAL CONSUMER STAPLES		247,863,527

Energy - 16.5%
Oil, Gas & Consumable Fuels - 16.5%
ARC Resources Ltd	1,445,216	26,742,681
Cameco Corp	1,062,666	47,968,740
Canadian Natural Resources Ltd	5,151,958	147,839,445
Cenovus Energy Inc	3,345,252	39,383,026
Enbridge Inc (b)	5,318,244	248,706,798
Imperial Oil Ltd	435,054	29,345,475
Keyera Corp	559,558	17,367,972
Pembina Pipeline Corp	1,417,570	54,189,713
Suncor Energy Inc	3,069,685	108,416,482
TC Energy Corp	2,534,278	128,037,475
Tourmaline Oil Corp	866,857	38,293,625
		886,291,432
Financials - 37.1%
Banks - 23.0%
Bank of Montreal	1,782,437	170,783,478
Bank of Nova Scotia/The	3,038,726	152,046,511
Canadian Imperial Bank of Commerce	2,302,790	145,239,802
National Bank of Canada	960,431	84,352,956
Royal Bank of Canada	3,453,812	414,552,642
Toronto Dominion Bank	4,273,902	273,094,463
		1,240,069,852
Capital Markets - 5.0%
Brookfield Asset Management Ltd Class A	865,657	46,190,141
Brookfield Corp Class A	3,343,096	179,595,018
IGM Financial Inc	203,303	6,460,688
Onex Corp Subordinate Voting Shares	148,852	10,539,274
TMX Group Ltd	678,384	27,492,611
		270,277,732
Insurance - 9.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	49,276	76,930,752
Great-West Lifeco Inc	682,820	26,553,010
iA Financial Corp Inc	228,205	22,168,297
Intact Financial Corp	435,538	96,727,600
Manulife Financial Corp	4,221,312	129,370,689
Power Corp of Canada Subordinate Voting Shares	1,368,538	51,799,153
Sun Life Financial Inc	1,406,153	83,791,868
		487,341,369
TOTAL FINANCIALS		1,997,688,953

Industrials - 10.5%
Aerospace & Defense - 0.4%
CAE Inc (c)	777,958	19,463,058
Commercial Services & Supplies - 1.2%
Element Fleet Management Corp	988,432	21,645,700
RB Global Inc	450,314	45,346,620
		66,992,320
Construction & Engineering - 1.5%
Stantec Inc	278,535	24,447,073
WSP Global Inc	318,611	56,474,528
		80,921,601
Ground Transportation - 5.7%
Canadian National Railway Co	1,305,120	126,393,857
Canadian Pacific Kansas City Ltd	2,279,089	165,534,007
TFI International Inc	196,332	15,960,341
		307,888,205
Passenger Airlines - 0.1%
Air Canada (c)	406,620	4,120,471
Professional Services - 1.3%
Thomson Reuters Corp	384,520	71,551,513
Trading Companies & Distributors - 0.3%
Toromont Industries Ltd	198,524	16,796,634
TOTAL INDUSTRIALS		567,733,802

Information Technology - 10.6%
Electronic Equipment, Instruments & Components - 0.4%
Celestica Inc (c)	284,132	24,243,760
IT Services - 6.2%
CGI Inc Class A	496,296	52,624,800
Shopify Inc Class A (c)	2,961,558	281,676,690
		334,301,490
Software - 4.0%
Constellation Software Inc/Canada	49,159	177,164,600
Descartes Systems Group Inc/The (c)	208,875	21,996,571
Open Text Corp	643,983	17,433,226
		216,594,397
TOTAL INFORMATION TECHNOLOGY		575,139,647

Materials - 9.4%
Chemicals - 1.3%
Nutrien Ltd	1,199,171	68,456,955
Containers & Packaging - 0.4%
CCL Industries Inc Class B	362,755	18,956,093
Metals & Mining - 7.6%
Agnico Eagle Mines Ltd/CA	1,224,630	143,933,556
Barrick Gold Corp	4,217,322	80,424,630
Franco-Nevada Corp	470,039	80,775,380
Kinross Gold Corp	3,001,035	44,299,334
Pan American Silver Corp	886,404	22,317,629
Teck Resources Ltd Class B	1,156,964	39,317,977
		411,068,506
Paper & Forest Products - 0.1%
West Fraser Timber Co Ltd	133,264	9,866,717
TOTAL MATERIALS		508,348,271

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
FirstService Corp Subordinate Voting Shares	99,185	17,408,097
Utilities - 3.0%
Electric Utilities - 2.3%
Emera Inc	722,631	32,525,209
Fortis Inc/Canada	1,214,332	60,135,243
Hydro One Ltd (d)(e)	805,052	30,973,421
		123,633,873
Gas Utilities - 0.4%
AltaGas Ltd	727,488	21,530,183
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A	336,182	9,581,163
Multi-Utilities - 0.1%
Canadian Utilities Ltd Class A	325,321	9,106,439
TOTAL UTILITIES		163,851,658

TOTAL CANADA		5,204,633,527
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	1,801,136	14,737,280
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd Class A (c)	1,815,148	16,115,923
UNITED STATES - 0.5%
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	559,042	27,895,328
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (c)	1,731,456	23,247,679
TOTAL COMMON STOCKS (Cost $5,228,192,516)		5,379,127,627

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $729,605)	4.25	732,000	729,598

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	11,932,250	11,934,636
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	97,790,221	97,800,000
TOTAL MONEY MARKET FUNDS (Cost $109,734,636)			109,734,636

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $5,338,656,757)	5,489,591,861
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(85,030,307)
NET ASSETS - 100.0%	5,404,561,554

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
TME S&P/TSX 60 Index Contracts (Canada)	118	Jun 2025	25,592,630	1,278,726	1,278,726

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,973,421 or 0.6% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,973,421 or 0.6% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $729,598.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,668,808	332,400,628	335,134,800	341,970	-	-	11,934,636	11,932,250	0.0%
Fidelity Securities Lending Cash Central Fund	-	199,216,210	101,416,210	103,275	-	-	97,800,000	97,790,221	0.3%
Total	14,668,808	531,616,838	436,551,010	445,245	-	-	109,734,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	55,979,573	55,979,573	-	-
Consumer Discretionary	184,328,567	184,328,567	-	-
Consumer Staples	247,863,527	247,863,527	-	-
Energy	886,291,432	886,291,432	-	-
Financials	1,997,688,953	1,997,688,953	-	-
Industrials	595,629,130	595,629,130	-	-
Information Technology	575,139,647	575,139,647	-	-
Materials	654,947,043	654,947,043	-	-
Real Estate	17,408,097	17,408,097	-	-
Utilities	163,851,658	163,851,658	-	-

U.S. Treasury Obligations	729,598	-	729,598	-

Money Market Funds	109,734,636	109,734,636	-	-
Total Investments in Securities:	5,489,591,861	5,488,862,263	729,598	-
Derivative Instruments:

Assets
Futures Contracts	1,278,726	1,278,726	-	-
Total Assets	1,278,726	1,278,726	-	-
Total Derivative Instruments:	1,278,726	1,278,726	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,278,726	0
Total Equity Risk	1,278,726	0
Total Value of Derivatives	1,278,726	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $93,346,847) - See accompanying schedule:
Unaffiliated issuers (cost $5,228,922,121)	$5,379,857,225
Fidelity Central Funds (cost $109,734,636)	109,734,636

Total Investment in Securities (cost $5,338,656,757)		$5,489,591,861
Segregated cash with brokers for derivative instruments		900,806
Foreign currency held at value (cost $255,648)		255,648
Receivable for fund shares sold		8,705,066
Dividends receivable		6,032,351
Distributions receivable from Fidelity Central Funds		98,928
Prepaid expenses		4,838
Total assets		5,505,589,498
Liabilities
Payable for fund shares redeemed	$2,330,259
Accrued management fee	381,565
Payable for daily variation margin on futures contracts	17,071
Other payables and accrued expenses	499,049
Collateral on securities loaned	97,800,000
Total liabilities		101,027,944
Net Assets		$5,404,561,554
Net Assets consist of:
Paid in capital		$5,228,802,551
Total accumulated earnings (loss)		175,759,003
Net Assets		$5,404,561,554
Net Asset Value, offering price and redemption price per share ($5,404,561,554 ÷ 483,152,199 shares)		$11.19
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$49,936,866
Interest		28,256
Income from Fidelity Central Funds (including $103,275 from security lending)		445,245
Income before foreign taxes withheld		$50,410,367
Less foreign taxes withheld		(7,477,736)
Total income		42,932,631
Expenses
Management fee	$1,722,200
Custodian fees and expenses	103,683
Independent trustees' fees and expenses	5,126
Registration fees	510,568
Audit fees	29,010
Legal	1,307
Miscellaneous	722
Total expenses before reductions	2,372,616
Expense reductions	(1,712)
Total expenses after reductions		2,370,904
Net Investment income (loss)		40,561,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,304,403)
Foreign currency transactions	36,399
Futures contracts	(2,044,238)
Total net realized gain (loss)		(5,312,242)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	176,448,992
Assets and liabilities in foreign currencies	73,864
Futures contracts	1,375,642
Total change in net unrealized appreciation (depreciation)		177,898,498
Net gain (loss)		172,586,256
Net increase (decrease) in net assets resulting from operations		$213,147,983
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	For the period July 11, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,561,727	$3,074,499
Net realized gain (loss)	(5,312,242)	96,348
Change in net unrealized appreciation (depreciation)	177,898,498	(25,619,812)
Net increase (decrease) in net assets resulting from operations	213,147,983	(22,448,965)
Distributions to shareholders	(14,940,014)	-

Share transactions
Proceeds from sales of shares	3,393,178,203	2,158,428,859
Reinvestment of distributions	13,172,491	-
Cost of shares redeemed	(320,505,790)	(15,471,213)

Net increase (decrease) in net assets resulting from share transactions	3,085,844,904	2,142,957,646
Total increase (decrease) in net assets	3,284,052,873	2,120,508,681

Net Assets
Beginning of period	2,120,508,681	-
End of period	$5,404,561,554	$2,120,508,681

Other Information
Shares
Sold	311,386,471	201,762,672
Issued in reinvestment of distributions	1,208,540	-
Redeemed	(29,771,199)	(1,434,285)
Net increase (decrease)	282,823,812	200,328,387

Financial Highlights
Fidelity® SAI Canada Equity Index Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.08
Net realized and unrealized gain (loss)	.53	.51 D
Total from investment operations	.66	.59
Distributions from net investment income	(.06)	-
Distributions from net realized gain	- E	-
Total distributions	(.06)	-
Net asset value, end of period	$11.19	$10.59
Total Return F,G	6.23%	5.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.14% J	.43% J,K
Expenses net of fee waivers, if any	.14 % J	.16% J,K,L
Expenses net of all reductions, if any	.14% J	.16% J,K,L
Net investment income (loss)	2.35% J	2.43% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$5,404,562	$2,120,509
Portfolio turnover rate M	2 % J	0% N,O

AFor the period July 11, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NAmount not annualized.
OAmount represents less than .005%.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Canada Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$342,769,963
Gross unrealized depreciation	(191,631,652)
Net unrealized appreciation (depreciation)	$151,138,311
Tax cost	$5,339,732,276

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Canada Equity Index Fund	3,135,016,861	36,351,396
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Canada Equity Index Fund	718
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Canada Equity Index Fund	11,302	-	-

10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,712.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9912335.100
CAE-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025